UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-23147
                                                    -----------

                     First Trust Exchange-Traded Fund VIII
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                       Date of fiscal year end: August 31
                                               -----------

                   Date of reporting period: August 31, 2020
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust CEF Income Opportunity ETF (FCEF)

        First Trust Municipal CEF Income Opportunity ETF (MCEF)

----------------------------
       Annual Report
     For the Year Ended
      August 31, 2020
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                                AUGUST 31, 2020

Shareholder Letter...........................................................  1
Fund Performance Overview
   First Trust CEF Income Opportunity ETF (FCEF).............................  2
   First Trust Municipal CEF Income Opportunity ETF (MCEF)...................  5
Notes to Fund Performance Overview...........................................  8
Portfolio Commentary.........................................................  9
Understanding Your Fund Expenses............................................. 11
Portfolio of Investments
   First Trust CEF Income Opportunity ETF (FCEF)............................. 12
   First Trust Municipal CEF Income Opportunity ETF (MCEF)................... 14
Statements of Assets and Liabilities......................................... 16
Statements of Operations..................................................... 17
Statements of Changes in Net Assets.......................................... 18
Financial Highlights......................................................... 19
Notes to Financial Statements................................................ 20
Report of Independent Registered Public Accounting Firm...................... 26
Additional Information....................................................... 27
Board of Trustees and Officers............................................... 33
Privacy Policy............................................................... 35

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the Funds, you may obtain an understanding of how the market environment affected each Fund's performance. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                AUGUST 31, 2020

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the First Trust CEF Income Opportunity ETF ("FCEF") and the First Trust Municipal CEF Income Opportunity ETF ("MCEF" and together with FCEF, the "Funds"), each a series of the First Trust Exchange-Traded Fund VIII, which contains detailed information about the Funds for the twelve months ended August 31, 2020.

In case you missed the latest big news from the Federal Reserve ("Fed") in September, it stated that it expects to hold short-term interest rates near zero until two things happen: (1) the U.S. unemployment rate is back to normal, or around the 4.0% level; and (2) the inflation rate is at, or above, 2.0%. As of August 31, 2020, the U.S. unemployment rate stood at 8.4%, according to data from the Bureau of Labor Statistics. The Fed's top benchmark for inflation (U.S. Personal Consumption Expenditures Chain Type Price Index) stood at 1.0% on July 31, 2020. Brian Wesbury, Chief Economist at First Trust Advisors L.P., notes that the Fed does not expect to achieve both goals until 2024.

What does this mean for investors? We believe that one of the Fed's motivations in promoting a multi-year commitment to a near zero interest rate monetary policy is to incentivize risk-taking. By holding interest rates artificially low for an extended period, the Fed is essentially disincentivizing saving. The Fed wants individuals to invest their capital in risk assets and is offering valuable guidance on its monetary policy to instill confidence in the markets, in my opinion.

In his testimony to the House Financial Services Committee on September 22, 2020, Fed Chairman Jerome Powell stated that the U.S. economy has a long road to a full recovery and needs more financial support. U.S. Treasury Secretary Steven Mnuchin also testified and said that he and the White House will continue to push Congress to pass another fiscal relief package to help support American workers. In pursuing additional fiscal support, the U.S. government is ultimately looking to buy time until a coronavirus ("COVID-19") vaccine arrives. With the U.S. Presidential election less than two months away, getting a trillion dollar or so stimulus package through Congress will be no easy task, in my opinion. Let us hope they surprise us.

Thanks to the monetary and fiscal support already brought to bear to fight COVID-19, the securities markets appear to be in relatively good shape, in my opinion. On September 22, 2020, the S&P 500(R) Index closed a little more than two percentage points off its pre-COVID-19 high set on February 19, 2020, according to data from Bloomberg. I find that to be an amazing feat in the current climate. The combination of low interest rates and low inflation continues to reward bond investors. Looking ahead, even bond investors are going to need to assume some additional credit risk to achieve higher returns. Yields on Treasury notes and bonds are poised at this time to stay low and fairly range bound. The Fed's pledge to keep its benchmark rate low for up to three years could lend some stability and reassurance to the debt markets, in my opinion.

We believe the U.S. economy is on its way back. While we have too many workers still unemployed, I do find it encouraging that U.S. consumers have done such a terrific job of getting their fiscal houses in order. Consumer spending typically accounts for roughly 70% of U.S. gross domestic product output each year. So goes the consumer, so goes the economy. The S&P/Experian Consumer Credit Default Composite Index stood at 0.67% in August 2020, down from 0.92% in August 2019 and well below its 1.79% average since its inception in July 2004, according to S&P Dow Jones Indices. As we previously noted, the near-term outlook rests on getting one or more FDA-approved vaccines or therapeutics. The year-end target that has been touted by some, including President Donald J. Trump, would coincide with the end to the government's moratorium on home evictions and foreclosures, which is due to expire on December 31, 2020. Keep in mind that the moratorium has already been extended three times. Things could get interesting over the next few months. Stay tuned and stay the course.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)

The First Trust CEF Income Opportunity ETF (the "Fund") seeks to provide current income with a secondary emphasis on total return. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FCEF."

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL            CUMULATIVE
                                                                             TOTAL RETURNS           TOTAL RETURNS
                                                         1 Year Ended     Inception (9/27/16)     Inception (9/27/16)
                                                           8/31/20            to 8/31/20              to 8/31/20
FUND PERFORMANCE
NAV                                                         -2.04%               5.64%                  24.00%
Market Price                                                -2.09%               5.63%                  23.99%

INDEX PERFORMANCE
Prior Blended Benchmark (1) (2)                              N/A                  N/A                     N/A
Russell 3000(R) Index                                       21.44%              14.84%                  72.16%
Blended Benchmark (3)                                       -1.56%               5.32%                  22.58%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)

-----------------------------
(1) Prior to August 1, 2019, the Fund's primary benchmark was a blended index (the "Prior Blended Benchmark") composed 60% of the Morningstar US All Equity CEF Index and 40% of the Morningstar US All Taxable Fixed Income CEF Index (the "Morningstar Closed-End Fund Indices"). Effective August 1, 2019, Morningstar, Inc., the index provider of the Morningstar Closed-End Fund Indices, ceased calculating the Morningstar Closed-End Fund Indices. Accordingly, the Russell 3000(R) Index, a broad-based index composed of the equity securities of the 3,000 largest publicly-traded U.S. companies, was selected to replace the Prior Blended Benchmark as the Fund's primary benchmark.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(3) A blended benchmark (the "Blended Benchmark") comprised 60% of the First Trust Equity Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the equity based closed-end fund universe, and 40% of the First Trust Taxable Fixed Income Closed-End Fund Total Return Index, a cap-weighted index (based on
      NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected as a secondary benchmark to provide a more direct correlation to the Fund's underlying portfolio. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 60-40 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
BlackRock Science & Technology Trust               6.47%
Eaton Vance Tax-Advantaged Global Dividend
   Income Fund                                     4.39
Cohen & Steers REIT and Preferred and
   Income Fund, Inc.                               4.20
Cohen & Steers Infrastructure Fund, Inc.           3.91
PIMCO Dynamic Credit and Mortgage
   Income Fund                                     3.82
Eaton Vance Tax-Advantaged Dividend
   Income Fund                                     3.64
Tekla Healthcare Opportunities Fund                3.45
Ares Dynamic Credit Allocation Fund, Inc.          3.40
Nuveen Credit Strategies Income Fund               3.30
Tekla Healthcare Investors                         3.28
                                                --------
     Total                                        39.86%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
WORLD REGIONS                                  INVESTMENTS
----------------------------------------------------------
North America                                     73.99%
Europe                                            13.55
Asia                                              12.46
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
MARKET CAPITALIZATION                          INVESTMENTS
----------------------------------------------------------
Mega                                              28.06%
Large                                             36.63
Mid                                               26.28
Small                                              7.17
Micro                                              1.86
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
CREDIT QUALITY (4)                             INVESTMENTS
----------------------------------------------------------
AAA                                                7.85%
AA                                                 0.60
A                                                  1.81
BBB                                               18.36
BB                                                26.37
B                                                 25.89
CCC-D                                             10.58
NR                                                 8.54
                                                --------
     Total                                       100.00%
                                                ========

(4) The ratings are by Standard & Poor's except where otherwise indicated. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF) (CONTINUED)

             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 SEPTEMBER 27, 2016 - AUGUST 31, 2020

            First Trust CEF Income      Russell 3000(R)       Blended
               Opportunity ETF               Index           Benchmark
9/28/16            $10,000                  $10,000           $10,000
2/28/17             10,698                   11,058            10,693
8/31/17             11,348                   11,637            11,267
2/28/18             11,572                   12,853            11,410
8/31/18             12,267                   13,993            12,041
2/28/19             12,044                   13,502            11,833
8/31/19             12,657                   14,176            12,452
2/29/20             12,451                   14,434            12,117
8/31/20             12,399                   17,215            12,258

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 28, 2016 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 8/31/17         178             13               0             1
9/1/17 - 8/31/18          137              0               0             0
9/1/18 - 8/31/19          143              1               0             0
9/1/19 - 8/31/20          163              0               1             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 8/31/17          42              0               0             0
9/1/17 - 8/31/18          115              0               0             0
9/1/18 - 8/31/19          105              1               0             0
9/1/19 - 8/31/20           88              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)

The First Trust Municipal CEF Income Opportunity ETF (the "Fund") seeks to provide current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges which invest primarily in municipal debt securities, some or all of which pay interest that is exempt from regular federal income taxes. The Fund may also invest in exchange-traded funds. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "MCEF."

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL            CUMULATIVE
                                                                             TOTAL RETURNS           TOTAL RETURNS
                                                         1 Year Ended     Inception (9/27/16)     Inception (9/27/16)
                                                           8/31/20            to 8/31/20              to 8/31/20
FUND PERFORMANCE
NAV                                                         1.10%                2.41%                   9.78%
Market Price                                                1.10%                2.38%                   9.65%

INDEX PERFORMANCE
Morningstar US National & High Yield Municipal CEF
   Index (1) (2)                                             N/A                  N/A                     N/A
Bloomberg Barclays Municipal Bond Index                     3.24%                3.45%                  14.23%
First Trust Municipal Closed-End Fund Total Return
   Index (3)                                                0.82%                3.10%                  12.73%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)

-----------------------------
(1) Prior to August 1, 2019, the Morningstar US National & High Yield Municipal CEF Index served as the Fund's primary benchmark. Effective August 1, 2019, Morningstar, Inc., the index provider of the Morningstar US National & High Yield Municipal CEF Index, ceased calculating the Morningstar US National & High Yield Municipal CEF Index. Accordingly, the Bloomberg Barclays Municipal Bond Index, a broad-based index composed of tax-exempt bonds, was selected to replace the Morningstar US National & High Yield Municipal CEF Index as the Fund's primary benchmark.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(3) The First Trust Municipal Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected as a secondary benchmark to provide a more direct correlation to the Fund's underlying portfolio. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Nuveen AMT-Free Quality Municipal Income
   Fund                                            5.14%
Nuveen AMT-Free Municipal Credit Income
   Fund                                            5.02
Nuveen Quality Municipal Income Fund               4.64
Nuveen Municipal Value Fund, Inc.                  4.29
BlackRock Municipal 2030 Target Term Trust         4.11
BlackRock Muni Intermediate Duration Fund,
   Inc.                                            4.03
Invesco Quality Municipal Income Trust             3.82
BlackRock MuniYield Quality Fund III, Inc.         3.76
Nuveen Enhanced Municipal Value Fund               3.70
Nuveen Municipal Credit Income Fund                3.35
                                                --------
     Total                                        41.86%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
TOP STATE EXPOSURE                             INVESTMENTS
----------------------------------------------------------
Illinois                                          11.71%
California                                         9.57
Texas                                              8.41
Florida                                            7.71
New York                                           7.28
                                                --------
     Total                                        44.68%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
CREDIT QUALITY (4)                             INVESTMENTS
----------------------------------------------------------
AAA                                                8.92%
AA                                                27.38
A                                                 25.44
BBB                                               18.46
BB                                                 6.45
B                                                  1.84
CCC-D                                              0.98
NR                                                10.53
                                                --------
     Total                                       100.00%
                                                ========

(4) The ratings are by Standard & Poor's except where otherwise indicated. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF) (CONTINUED)

                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                           SEPTEMBER 27, 2016 - AUGUST 31, 2020

            First Trust Municipal CEF       Bloomberg Barclays       First Trust Municipal
             Income Opportunity ETF        Municipal Bond Index      Closed-End Fund Index
9/28/16              $10,000                     $10,000                    $10,000
2/28/17                9,433                       9,758                      9,359
8/31/17                9,919                      10,128                      9,978
2/28/18                9,415                      10,003                      9,399
8/31/18                9,613                      10,178                      9,693
2/28/19                9,889                      10,416                     10,017
8/31/19               10,859                      11,066                     11,182
2/29/20               11,086                      11,402                     11,415
8/31/20               10,978                      11,425                     11,274

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 28, 2016 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
9/28/16 - 8/31/17         207             17               0              0
9/1/17 - 8/31/18          188              0               0              1
9/1/18 - 8/31/19          169              0               0              0
9/1/19 - 8/31/20          164              0               0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
9/28/16 - 8/31/17          10              0               0              0
9/1/17 - 8/31/18           63              0               0              0
9/1/18 - 8/31/19           81              0               0              0
9/1/19 - 8/31/20           87              1               0              0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2020 (UNAUDITED)


                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust CEF Income Opportunity ETF ("FCEF") and the First Trust Municipal CEF Income Opportunity ETF ("MCEF" and together with FCEF, the "Funds"), each a series of the First Trust Exchange-Traded Fund VIII, and is responsible for the selection and ongoing monitoring of the securities in the Funds' portfolios and certain other services necessary for the management of the portfolios.

                              PORTFOLIO MANAGEMENT

Ken Fincher, Senior Vice President of First Trust, and Jordan Ramsland, Vice President of First Trust are the Funds' portfolio managers and have responsibility for the day-to-day management of each Fund's investment portfolio. Mr. Fincher has nearly 30 years of experience in financial markets. His current responsibilities include management of two First Trust exchange-traded funds and separately managed accounts that invest primarily in closed-end funds. He has also helped develop new product structures in the closed-end fund space. Mr. Fincher has been named Outstanding Individual Contributor to the Closed-End Fund Sector in 2007, 2006, 2005 and 2004 by financial analysts and his peers in the closed-end fund community and served on the Closed-End Fund committee of the Investment Company Institute. Mr. Fincher received a B.A. in financial administration from Michigan State University and an M.B.A. from Loyola University Graduate School of Business. Mr. Ramsland joined First Trust in 2013, and his current responsibilities include research and management of strategies that invest primarily in closed-end funds. He is responsible for updating and maintaining First Trust's proprietary closed-end fund models as part of the investment process for the First Trust closed-end funds, exchange-traded funds and separately managed accounts. Mr. Ramsland graduated from Palm Beach Atlantic University in 2011 with a B.S. in Finance.

                                   COMMENTARY

FCEF

MARKET RECAP

A strong start to the fiscal year ended August 31, 2020 and a strong finish to the fiscal year bookended a brief, though volatile, downturn in the U.S. financial markets as a result of the coronavirus ("COVID-19") pandemic. The downturn, which began in mid-February 2020, was enough to keep the Fund from posting positive returns for the fiscal year, despite a strong rally through the end of the fiscal period.

Discounts to net asset value ("NAV") widened over the fiscal year ended August 31, 2020. Discounts in the equity space on average moved out to -11.62% (versus -6.42% on August 31, 2019). The same held true in Taxable Fixed Income where the average discount widened to -5.71% (versus 3.29% on August 31, 2019) during the same period. The average discount of the underlying funds in which the Fund invests widened during the same period from -5.78% to -9.24%.

PERFORMANCE ANALYSIS

On a NAV basis through the fiscal year ended August 31, 2020, the Fund provided a total return of -2.04%. The Fund's Blended Benchmark (the "Blended Benchmark") consists of 60% of the First Trust Equity Closed-End Fund Total Return Index and 40% of the First Trust Taxable Fixed Income Closed-End Fund Total Return Index and provided a total return of -1.56% over the same period. The Fund's NAV total return underperformed the Blended Benchmark's total return by 0.48% for the same period. The Fund's share price return of -2.09% underperformed the Blended Benchmark's total return by 0.53% for the same period.

The primary factor resulting in underperformance relative to the Blended Benchmark was security selection within the Taxable Fixed-Income closed-end fund market. Despite the volatility, the equity portion of the Fund did provide a positive return versus the Blended Benchmark as a result of security selection, according to Bloomberg. The Fund carried a cash position of approximately 3% during the fiscal year ended August 31, 2020. Having cash on hand did allow the Fund to take advantage of opportunities resulting from the COVID-19 pandemic sell-off during the first quarter of 2020.

MARKET AND FUND OUTLOOK

While we believe we are early on in this recovery, we are beginning to see many equity funds begin to adjust their distributions lower as the embedded gains many had enjoyed were virtually wiped out when the market turned lower. We expect that distributions will continue to be adjusted lower over the next few months which may in turn cause some investors to adjust their expectations.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2020 (UNAUDITED)

The cost of short-term financing (leverage) looks to be low for the foreseeable future, though this is not all good news in the taxable fixed income space, in our opinion. Sectors like senior loans, which benefit from resets when short rates are moving higher, will likely feel pressure on their distributions. Many of these funds have been trading at substantial discounts and we would expect that to continue into the near future.

And finally, recent weakness has emboldened some activist shareholders to step up the pressure on fund sponsors to solve the widening of discounts. We expect to see a heavy calendar of corporate actions as funds look to fend off these shareholders by enacting mergers, tender offers and secondary market buybacks. More often than not, closed-end funds with activist shareholders are left with a smaller asset base, higher fixed costs per share and wider bid/ask spreads which can make trading in and out more difficult.

As we have mentioned before, the sell-off created many opportunities for investors to add to positions at much cheaper valuations. As in any market, there will be winners and losers, so as of now we believe it is important to stay active in that portion of the portfolio that invests in closed-end funds.

MCEF

MARKET RECAP

Through the fiscal year ended August 31, 2020, municipal closed-end funds have returned 0.82% as measured by the Fund's closed-end fund benchmark, the First Trust Municipal Closed-End Total Return Fund Index. Performance during the fiscal year started out positive, was derailed by the impact of the COVID-19 pandemic during the first quarter of 2020, and then was back on track to finish strong. Discounts, though wider at the end of the year, have tightened dramatically since the first quarter sell-off brought on by COVID-19 and the shuttering of the economy. The average discount in the national municipal space widened from -3.83% to -5.25%, according to Morningstar.

Some drivers that will help the municipal space moving forward are lower cost of borrowing (leverage), the view by retail investors that municipals offer a safe-haven, and fund distribution increases.

PERFORMANCE ANALYSIS

On a NAV and share price basis through the fiscal year ended August 31, 2020, the Fund provided a total return of 1.10%. The Fund's secondary benchmark, the First Trust Municipal Closed-End Fund Total Return Index provided a total return of 0.82%% over the same period. The Fund's NAV and share price total return beat the secondary benchmark's total return by 0.28%. The outperformance was primarily due to securities selection of national municipal closed-end funds.

Throughout the fiscal year, the Fund continued to roll out of its defensive positioning as short-term rates fell, which in turn pushed borrowing costs lower. This helped a number of funds begin to increase their distribution rates. We did pause this push to lengthen duration when the market reacted to the shuttering of the economy. Following the funds' push lower, we again began to bid for shares.

Increased earnings in the Fund allowed for three increases in the monthly distribution rate during the Fund's fiscal year. Overall, this amounted to a 15.8% increase in distributions for the fiscal year.

MARKET AND FUND OUTLOOK

Closed-end funds investing in municipal bonds benefited from the underlying being seen as a "safe haven" investment in times of turmoil and market unease. This helped to insulate funds from experiencing the downside seen in other fixed income securities. Moving forward, the municipal space will be faced with challenges as COVID-19 drags on. State and local governments, because of wide reaching "shelter in place" orders, have experienced never before seen drops in tax revenues. While the consumer began to emerge from hibernation in the second quarter of 2020, spikes in cases of COVID-19 and expectation of a possible second wave may further impact tax revenue generation, which in turn could impact state and local governments credit ratings. We move forward cautiously as the world and our country continue to open up.

We believe that active management in the CEF space matters.

FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
AUGUST 31, 2020 (UNAUDITED)

As a shareholder of First Trust CEF Income Opportunity ETF or First Trust Municipal CEF Income Opportunity ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended August 31, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------
                                                                                      ANNUALIZED
                                                                                     EXPENSE RATIO   EXPENSES PAID
                                                     BEGINNING         ENDING        BASED ON THE      DURING THE
                                                   ACCOUNT VALUE    ACCOUNT VALUE      SIX MONTH       SIX MONTH
                                                   MARCH 1, 2020   AUGUST 31, 2020    PERIOD (a)     PERIOD (a) (b)
-------------------------------------------------------------------------------------------------------------------
FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
Actual                                               $1,000.00        $  996.00          0.85%           $4.26
Hypothetical (5% return before expenses)             $1,000.00        $1,020.86          0.85%           $4.32

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
Actual                                               $1,000.00        $  990.20          0.75%           $3.75
Hypothetical (5% return before expenses)             $1,000.00        $1,021.37          0.75%           $3.81


(a) Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which each Fund invests.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (March 1, 2020 through August 31, 2020), multiplied by 184/366 (to reflect the six-month period).

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CLOSED-END FUNDS -- 97.3%
               CAPITAL MARKETS -- 97.3%
       45,279  Advent Convertible and Income
                  Fund                                  $     657,451
       20,869  AllianzGI Artificial Intelligence &
                  Technology Opportunities Fund               459,535
       28,770  AllianzGI Convertible & Income
                  2024 Target                                 263,821
       23,479  Apollo Tactical Income Fund, Inc.              296,070
       87,530  Ares Dynamic Credit Allocation
                  Fund, Inc.                                1,101,127
       26,011  Barings Global Short Duration
                  High Yield Fund                             347,507
       25,883  BlackRock Corporate High Yield
                  Fund, Inc.                                  287,560
       22,226  BlackRock Health Sciences
                  Trust II                                    540,759
       24,398  BlackRock Income Trust, Inc.                   151,024
       29,195  BlackRock Multi-Sector Income
                  Trust                                       468,580
       47,136  BlackRock Science & Technology
                  Trust                                     2,098,495
       31,275  BlackRock Science & Technology
                  Trust II                                    838,170
       54,702  Blackstone / GSO Strategic
                  Credit Fund                                 654,783
       11,669  Central Securities Corp.                       345,169
       54,486  Cohen & Steers Infrastructure
                  Fund, Inc.                                1,266,255
       67,854  Cohen & Steers REIT and
                  Preferred and Income Fund, Inc.           1,363,187
       56,306  DoubleLine Income Solutions
                  Fund                                        903,711
       12,346  Eaton Vance Enhanced Equity
                  Income Fund                                 191,486
       48,525  Eaton Vance Short Duration
                  Diversified Income Fund                     556,097
       57,693  Eaton Vance Tax-Advantaged
                  Dividend Income Fund                      1,178,668
       89,999  Eaton Vance Tax-Advantaged
                  Global Dividend Income Fund               1,421,984
       33,004  Eaton Vance Tax-Advantaged
                  Global Dividend Opportunities
                  Fund                                        728,068
       51,703  Gabelli Dividend & Income
                  Trust (The)                                 993,215
       20,257  General American Investors Co.,
                  Inc.                                        718,313
       11,281  John Hancock Financial
                  Opportunities Fund                          259,689
       49,425  John Hancock Tax-Advantaged
                  Dividend Income Fund                        966,753
       14,672  Lazard Global Total Return and
                  Income Fund, Inc.                           231,377
       38,979  Macquarie Global Infrastructure
                  Total Return Fund, Inc.                     712,146
       17,191  Morgan Stanley China A Share
                  Fund, Inc.                                  379,062


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
      175,446  Nuveen Credit Strategies Income
                  Fund                                  $   1,070,221
       82,144  Nuveen Preferred & Income
                  Opportunities Fund                          722,046
       32,278  Nuveen Real Asset Income and
                  Growth Fund                                 394,760
       45,149  Nuveen Tax-Advantaged
                  Dividend Growth Fund                        614,478
       77,125  PGIM Global High Yield Fund,
                  Inc.                                      1,037,331
       65,505  PIMCO Dynamic Credit and
                  Mortgage Income Fund                      1,240,010
       37,933  Principal Real Estate Income
                  Fund                                        439,643
       18,865  Royce Micro-Cap Trust, Inc.                    153,372
       45,357  Royce Value Trust, Inc.                        614,587
       20,062  Source Capital, Inc.                           744,100
       50,028  Tekla Healthcare Investors                   1,064,596
       60,237  Tekla Healthcare Opportunities
                  Fund                                      1,117,396
       22,334  Tekla Life Sciences Investors                  398,215
       25,374  Templeton Emerging Markets
                  Fund                                        390,252
       32,346  Tri-Continental Corp.                          876,900
       54,300  Western Asset Emerging Markets
                  Debt Fund, Inc.                             704,814
       54,456  Western Asset High Income
                  Opportunity Fund, Inc.                      274,458
       15,760  Western Asset Inflation-Linked
                  Opportunities & Income Fund                 182,186
                                                        -------------
               TOTAL CLOSED-END FUNDS
                  -- 97.3%                                 32,419,427
               (Cost $34,955,302)                       -------------

               MONEY MARKET FUNDS -- 2.5%
      820,415  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class -
                  0.01% (a)                                   820,415
               (Cost $820,415)                          -------------

               TOTAL INVESTMENTS -- 99.8%                  33,239,842
               (Cost $35,775,717) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                          61,654
                                                        -------------
               NET ASSETS -- 100.0%                     $  33,301,496
                                                        =============

(a)   Rate shown reflects yield as of August 31, 2020.

(b) Aggregate cost for federal income tax purposes is $35,802,298. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,317,293 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,879,749. The net unrealized depreciation was $2,562,456.


Page 12                 See Notes to Financial Statements

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                           LEVEL 2         LEVEL 3
                          LEVEL 1        SIGNIFICANT     SIGNIFICANT
                           QUOTED        OBSERVABLE      UNOBSERVABLE
                           PRICES          INPUTS           INPUTS
                        ---------------------------------------------
Closed-End Funds*       $ 32,419,427     $        --     $         --
Money Market Funds           820,415              --               --
                        ---------------------------------------------
Total Investments       $ 33,239,842     $        --     $         --
                        =============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 13

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CLOSED-END FUNDS -- 95.1%
               CAPITAL MARKETS -- 95.1%
       11,598  BlackRock Florida Municipal
                  2020 Term Trust                       $     170,955
       16,875  BlackRock Investment Quality
                  Municipal Trust, Inc.                       268,312
       15,435  BlackRock Long-Term Municipal
                  Advantage Trust                             188,153
       24,125  BlackRock Muni Intermediate
                  Duration Fund, Inc.                         341,610
       14,048  BlackRock Municipal 2030 Target
                  Term Trust                                  347,828
        8,944  BlackRock Municipal Income
                  Investment Quality Trust                    128,704
        1,643  BlackRock Municipal Income
                  Investment Trust                             21,392
       15,671  BlackRock Municipal Income
                  Trust                                       219,081
        9,611  BlackRock Municipal Income
                  Trust II                                    142,531
       14,234  BlackRock MuniHoldings
                  Investment Quality Fund                     191,447
       13,710  BlackRock MuniHoldings Quality
                  Fund, Inc.                                  174,254
       11,706  BlackRock MuniYield Quality
                  Fund, Inc.                                  186,360
       18,919  BlackRock MuniYield Quality
                  Fund II, Inc.                               248,217
       23,697  BlackRock MuniYield Quality
                  Fund III, Inc.                              318,488
       10,274  DTF Tax-Free Income, Inc.                      147,535
        9,874  Eaton Vance Municipal Bond
                  Fund                                        128,708
       12,753  Eaton Vance Municipal Income
                  2028 Term Trust                             273,738
       15,447  Eaton Vance Municipal Income
                  Trust                                       194,169
       11,841  Invesco Municipal Trust                        146,355
        6,647  Invesco Pennsylvania Value
                  Municipal Income Trust                       83,619
       26,197  Invesco Quality Municipal
                  Income Trust                                323,795
       12,700  Invesco Trust for Investment
                  Grade Municipals                            161,163
        6,014  MainStay MacKay DefinedTerm
                  Municipal Opportunities Fund                128,098
        7,130  Neuberger Berman Municipal
                  Fund, Inc.                                  107,663
       27,166  Nuveen AMT-Free Municipal
                  Credit Income Fund                          424,605
       30,719  Nuveen AMT-Free Quality
                  Municipal Income Fund                       434,981
       20,631  Nuveen Enhanced Municipal
                  Value Fund                                  313,591
        6,344  Nuveen Intermediate Duration
                  Municipal Term Fund                          84,883


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
        6,607  Nuveen Intermediate Duration
                  Quality Municipal Term Fund           $      95,669
       19,115  Nuveen Municipal Credit Income
                  Fund                                        284,049
       17,536  Nuveen Municipal Credit
                  Opportunities Fund                          227,442
       19,911  Nuveen Municipal High Income
                  Opportunity Fund                            268,599
       34,011  Nuveen Municipal Value Fund,
                  Inc.                                        362,897
       27,248  Nuveen Quality Municipal
                  Income Fund                                 392,916
        4,288  Nuveen Select Tax-Free Income
                  Portfolio                                    71,867
       21,302  Western Asset Intermediate Muni
                  Fund, Inc.                                  193,209
        3,998  Western Asset Municipal Defined
                  Opportunity Trust, Inc.                      80,999
        8,408  Western Asset Municipal High
                  Income Fund, Inc.                            62,219
       19,423  Western Asset Municipal Partners
                  Fund, Inc.                                  280,274
                                                        -------------
               TOTAL CLOSED-END
                  FUNDS -- 95.1%                            8,220,375
               (Cost $8,446,694)                        -------------

               EXCHANGE-TRADED FUNDS -- 2.8%
               CAPITAL MARKETS -- 2.8%
        4,092  VanEck Vectors High-Yield
                  Muni ETF                                    246,257
               (Cost $264,851)                          -------------

               TOTAL INVESTMENTS -- 97.9%                   8,466,632
               (Cost $8,711,545) (a)
               NET OTHER ASSETS AND
                  LIABILITIES -- 2.1%                         179,725
                                                        -------------
               NET ASSETS -- 100.0%                     $   8,646,357
                                                        =============

(a) Aggregate cost for federal income tax purposes is $8,711,181. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $53,578 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $298,127. The net unrealized depreciation was $244,549.


Page 14                 See Notes to Financial Statements

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                           LEVEL 2         LEVEL 3
                          LEVEL 1        SIGNIFICANT     SIGNIFICANT
                           QUOTED        OBSERVABLE      UNOBSERVABLE
                           PRICES          INPUTS           INPUTS
                        ---------------------------------------------
Closed-End Funds*       $  8,220,375     $        --     $         --
Exchange-Traded Funds*       246,257              --               --
                        ---------------------------------------------
Total Investments       $  8,466,632     $        --     $         --
                        =============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 15

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2020

                                                                                                      FIRST TRUST
                                                                               FIRST TRUST           MUNICIPAL CEF
                                                                               CEF INCOME               INCOME
                                                                             OPPORTUNITY ETF        OPPORTUNITY ETF
                                                                                 (FCEF)                 (MCEF)
                                                                             ---------------        ---------------
ASSETS:
Investments, at value..................................................      $    33,239,842        $     8,466,632
Cash...................................................................                   --                161,137
Dividends receivable...................................................               85,347                 24,149
                                                                             ---------------        ---------------
   Total Assets........................................................           33,325,189              8,651,918
                                                                             ---------------        ---------------
LIABILITIES:
Investment advisory fees payable.......................................               23,693                  5,561
                                                                             ---------------        ---------------
   Total Liabilities...................................................               23,693                  5,561
                                                                             ---------------        ---------------
NET ASSETS.............................................................      $    33,301,496        $     8,646,357
                                                                             ===============        ===============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $    36,244,062        $     8,932,955
Par value..............................................................               16,550                  4,500
Accumulated distributable earnings (loss)..............................           (2,959,116)              (291,098)
                                                                             ---------------        ---------------
NET ASSETS.............................................................      $    33,301,496        $     8,646,357
                                                                             ===============        ===============
NET ASSET VALUE, per share.............................................      $         20.12        $         19.21
                                                                             ===============        ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................            1,655,000                450,002
                                                                             ===============        ===============
Investments, at cost...................................................      $    35,775,717        $     8,711,545
                                                                             ===============        ===============


Page 16                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2020

                                                                                                      FIRST TRUST
                                                                               FIRST TRUST           MUNICIPAL CEF
                                                                               CEF INCOME               INCOME
                                                                             OPPORTUNITY ETF        OPPORTUNITY ETF
                                                                                 (FCEF)                 (MCEF)
                                                                             ---------------        ---------------
INVESTMENT INCOME:
Dividends..............................................................      $     1,746,838        $       390,542
                                                                             ---------------        ---------------
   Total investment income.............................................            1,746,838                390,542
                                                                             ---------------        ---------------
EXPENSES:
Investment advisory fees...............................................              305,585                 69,115
                                                                             ---------------        ---------------
   Total expenses......................................................              305,585                 69,115
                                                                             ---------------        ---------------
NET INVESTMENT INCOME (LOSS)...........................................            1,441,253                321,427
                                                                             ---------------        ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................             (634,482)                 1,747
   In-kind redemptions.................................................            1,788,345                  8,989
   Distribution of capital gains from investment companies.............              220,569                  1,086
                                                                             ---------------        ---------------
Net realized gain (loss)...............................................            1,374,432                 11,822
Net change in unrealized appreciation (depreciation) on investments....           (2,466,746)              (559,211)
                                                                             ---------------        ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           (1,092,314)              (547,389)
                                                                             ---------------        ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $       348,939        $     (225,962)
                                                                             ===============        ===============


                        See Notes to Financial Statements                Page 17

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FIRST TRUST                        FIRST TRUST
                                                                          CEF INCOME                    MUNICIPAL CEF INCOME
                                                                       OPPORTUNITY ETF                    OPPORTUNITY ETF
                                                                            (FCEF)                             (MCEF)
                                                               --------------------------------   --------------------------------
                                                                    YEAR             YEAR              YEAR             YEAR
                                                                    ENDED            ENDED             ENDED            ENDED
                                                                  8/31/2020        8/31/2019         8/31/2020        8/31/2019
                                                               ---------------  ---------------   ---------------  ---------------
OPERATIONS:
Net investment income (loss).............................      $     1,441,253  $     1,498,152   $       321,427  $       350,546
Net realized gain (loss).................................            1,374,432        1,123,865            11,822         (229,273)
Net change in unrealized appreciation (depreciation).....           (2,466,746)      (1,972,125)         (559,211)         883,685
                                                               ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from operations.......................................              348,939          649,892         (225,962)        1,004,958
                                                               ---------------  ---------------   ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations....................................           (2,002,675)      (2,101,900)         (289,376)        (340,376)
                                                               ---------------  ---------------   ---------------  ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold................................           14,808,321        7,834,038         3,994,750        1,919,382
Cost of shares redeemed..................................          (16,937,688)     (15,050,996)       (5,618,446)      (5,252,800)
                                                               ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions.........................           (2,129,367)      (7,216,958)       (1,623,696)      (3,333,418)
                                                               ---------------  ---------------   ---------------  ---------------
Total increase (decrease) in net assets..................           (3,783,103)      (8,668,966)       (2,139,034)      (2,668,836)

NET ASSETS:
Beginning of period......................................           37,084,599       45,753,565        10,785,391       13,454,227
                                                               ---------------  ---------------   ---------------  ---------------
End of period............................................      $    33,301,496  $    37,084,599   $     8,646,357  $    10,785,391
                                                               ===============  ===============   ===============  ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..................            1,705,000        2,055,000           550,002          750,002
Shares sold..............................................              750,000          400,000           200,000          100,000
Shares redeemed..........................................             (800,000)        (750,000)         (300,000)        (300,000)
                                                               ---------------  ---------------   ---------------  ---------------
Shares outstanding, end of period........................            1,655,000        1,705,000           450,002          550,002
                                                               ===============  ===============   ===============  ===============


Page 18                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)

                                                                        YEAR ENDED AUGUST 31,             PERIOD
                                                                  ----------------------------------      ENDED
                                                                     2020        2019        2018     8/31/2017 (a)
                                                                  ----------  ----------  ----------  --------------
Net asset value, beginning of period............................   $  21.75    $  22.26    $  21.66      $  20.05
                                                                   --------    --------    --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................       0.82        0.82        0.78          1.02
Net realized and unrealized gain (loss).........................      (1.29)      (0.18)       0.93          1.61
                                                                   --------    --------    --------      --------
Total from investment operations................................      (0.47)       0.64        1.71          2.63
                                                                   --------    --------    --------      --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................      (1.10)      (0.96)      (1.01)        (0.79)
Net realized gain...............................................      (0.06)      (0.19)      (0.10)        (0.12)
Return of capital...............................................         --          --          --         (0.11)
                                                                   --------    --------    --------      --------
Total distributions.............................................      (1.16)      (1.15)      (1.11)        (1.02)
                                                                   --------    --------    --------      --------
Net asset value, end of period..................................   $  20.12    $  21.75    $  22.26      $  21.66
                                                                   ========    ========    ========      ========
TOTAL RETURN (b)................................................      (2.04)%      3.18%       8.09%        13.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................   $ 33,301    $ 37,085    $ 45,754      $ 31,517
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)...............       0.85%       0.85%       0.85%         0.85% (d)
Ratio of net investment income (loss) to average net assets.....       4.01%       3.92%       3.14%         5.99% (d)
Portfolio turnover rate (e).....................................          6%         13%         15%           23%


FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)

                                                                        YEAR ENDED AUGUST 31,             PERIOD
                                                                  ----------------------------------      ENDED
                                                                     2020        2019        2018     8/31/2017 (a)
                                                                  ----------  ----------  ----------  --------------
Net asset value, beginning of period............................   $  19.61    $  17.94    $  19.20      $  20.05
                                                                   --------    --------    --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................       0.68        0.62        0.64          0.61
Net realized and unrealized gain (loss).........................      (0.48)       1.65       (1.24)        (0.80)
                                                                   --------    --------    --------      --------
Total from investment operations................................       0.20        2.27       (0.60)        (0.19)
                                                                   --------    --------    --------      --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................      (0.60)      (0.60)      (0.64)        (0.61)
Return of capital...............................................         --          --       (0.02)        (0.05)
                                                                   --------    --------    --------      --------
Total distributions.............................................      (0.60)      (0.60)      (0.66)        (0.66)
                                                                   --------    --------    --------      --------
Net asset value, end of period..................................   $  19.21    $  19.61    $  17.94      $  19.20
                                                                   ========    ========    ========      ========
TOTAL RETURN (b)................................................       1.10%      12.96%      (3.09)%       (0.81)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................   $  8,646    $ 10,785    $ 13,454      $ 13,441
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)...............       0.75%       0.75%       0.75%         0.75% (d)
Ratio of net investment income (loss) to average net assets.....       3.49%       3.49%       3.54%         3.59% (d)
Portfolio turnover rate (e).....................................          7%         20%         11%           18%

(a) Inception date is September 27, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 19

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-five funds that are offering shares. This report covers the two funds listed below. The shares of each fund are listed and traded on The Nasdaq Stock Market LLC ("Nasdaq").

   First Trust CEF Income Opportunity ETF - (Nasdaq ticker "FCEF")
   First Trust Municipal CEF Income Opportunity ETF - (Nasdaq ticker "MCEF")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities.

Each Fund is an actively managed exchange-traded fund and principally invests in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges ("Closed-End Funds"). FCEF's primary investment objective is to provide current income with a secondary emphasis on total return. MCEF's investment objective is to provide current income. Each Fund seeks to achieve its investment objective(s) by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in Closed-End Funds. MCEF invests in Closed-End Funds ("Municipal Closed-End Funds") which invest primarily in municipal debt securities, some or all of which pay interest that is exempt from regular federal income taxes ("Municipal Securities"). The Funds may also invest in exchange-traded funds. Closed-End Funds issue shares of common stock that are traded on a securities exchange. Because the shares of Closed-End Funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company, investors seek to buy and sell shares of Closed-End Funds in the secondary market.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of August 31, 2020, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2020 was as follows:

                                                       Distributions  Distributions  Distributions  Distributions
                                                         paid from      paid from      paid from      paid from
                                                         Ordinary        Capital      Tax-Exempt      Return of
                                                          Income          Gains         Income         Capital
                                                       -------------  -------------  -------------  -------------
First Trust CEF Income Opportunity ETF                 $   1,906,929  $      95,746  $          --  $          --
First Trust Municipal CEF Income Opportunity ETF               2,603             --        286,773             --

The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2019 was as follows:

                                                       Distributions  Distributions  Distributions  Distributions
                                                         paid from      paid from      paid from      paid from
                                                         Ordinary        Capital      Tax-Exempt      Return of
                                                          Income          Gains         Income         Capital
                                                       -------------  -------------  -------------  -------------
First Trust CEF Income Opportunity ETF                 $   1,678,056  $     423,844  $          --  $          --
First Trust Municipal CEF Income Opportunity ETF               3,749             --        336,627             --

As of August 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                       Accumulated        Net
                                                       Undistributed   Capital and    Unrealized
                                                         Ordinary         Other      Appreciation
                                                          Income       Gain (Loss)   (Depreciation)
                                                       -------------  -------------  -------------
First Trust CEF Income Opportunity ETF                 $          --  $    (396,660) $  (2,562,456)
First Trust Municipal CEF Income Opportunity ETF              36,827        (83,376)      (244,549)

D. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

In addition, the First Trust Municipal CEF Income Opportunity ETF intends to invest in such Municipal Closed-End Funds to allow it to qualify to pass through "exempt dividends" as defined in the Internal Revenue Code.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2017, 2018, 2019 and 2020 remain open to federal and state audit. As of August 31, 2020, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2020, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.

                                                               Non-Expiring
                                                               Capital Loss
                                                               Carryforwards
                                                               -------------
First Trust CEF Income Opportunity ETF                         $          --
First Trust Municipal CEF Income Opportunity ETF                      83,376

During the taxable year ended August 31, 2020, the following Fund utilized non-expiring capital loss carryforwards in the following amount:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

                                                               Capital Loss
                                                               Carryforward
                                                                 Utilized
                                                               -------------
First Trust Municipal CEF Income Opportunity ETF               $       2,917

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2020, the following Fund listed below incurred and elected to defer net late year ordinary or capital losses as follows:

                                                                       Qualified Late Year Losses
                                                               ------------------------------------------
                                                               Ordinary Losses             Capital Losses
                                                               ---------------             --------------
First Trust CEF Income Opportunity ETF                         $            --             $      396,660

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended August 31, 2020, the adjustments for each Fund were as follows:

                                                                        Accumulated
                                                        Accumulated     Net Realized
                                                       Net Investment   Gain (Loss)       Paid-in
                                                       Income (Loss)   on Investments     Capital
                                                       --------------  --------------  --------------
First Trust CEF Income Opportunity ETF                 $      463,918  $   (1,699,818) $    1,235,900
First Trust Municipal CEF Income Opportunity ETF               (4,784)         (5,532)         10,316

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Funds' assets and is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund.

FCEF and MCEF have each agreed to pay First Trust an annual unitary management fee equal to 0.85% and 0.75% of its average daily net assets, respectively. In addition, each Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents each Fund's total annual operating expenses.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended August 31, 2020, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                 Purchases         Sales
                                                                ------------    ------------
First Trust CEF Income Opportunity ETF                          $  3,037,662    $  2,107,702
First Trust Municipal CEF Income Opportunity ETF                     775,585         619,456

For the fiscal year ended August 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                 Purchases         Sales
                                                                ------------    ------------
First Trust CEF Income Opportunity ETF                          $ 14,303,631    $ 16,432,475
First Trust Municipal CEF Income Opportunity ETF                   3,933,682       5,538,019

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of each Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund's portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in each Fund's portfolio. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2021.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                                8. OTHER MATTERS

By operation of law, each Fund now operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

On September 21, 2020, FT Cboe Vest U.S. Equity Buffer ETF - September and FT Cboe Vest U.S. Equity Deep Buffer ETF - September, additional series of the Trust, began trading under the symbols "FSEP" and "DSEP", respectively, on Cboe BZX Exchange, Inc.

On October 19, 2020, FT Cboe Vest U.S. Equity Buffer ETF - October and FT Cboe Vest U.S. Equity Deep Buffer ETF - October, additional series of the Trust, began trading under the symbols "FOCT" and "DOCT", respectively, on Cboe BZX Exchange, Inc.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED FUND
VIII:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First Trust CEF Income Opportunity ETF and First Trust Municipal CEF Income Opportunity ETF (the "Funds"), each a series of the First Trust Exchange-Traded Fund VIII, including the portfolios of investments, as of August 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended August 31, 2020, 2019 and 2018, and the period from September 27, 2016 (commencement of operations) through August 31, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the years ended August 31, 2020, 2019 and 2018, and for the period from September 27, 2016 (commencement of operations) through August 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
October 22, 2020

We have served as the auditor of one or more First Trust investment companies since 2001.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable year ended August 31, 2020, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:

                                                                  Dividends Received Deduction
                                                                  ----------------------------
First Trust CEF Income Opportunity ETF                                         *
First Trust Municipal CEF Income Opportunity ETF                               *

* The actual percentage of income dividends that qualify for the dividend received deduction will be available to corporate shareholders shortly after the calendar year end.

For the taxable year ended August 31, 2020, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:

                                                                   Qualified Dividend Income
                                                                  ----------------------------
First Trust CEF Income Opportunity ETF                                         **
First Trust Municipal CEF Income Opportunity ETF                               **

** The actual qualified dividend income distributions will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after the calendar year end.

For the taxable year ended August 31, 2020, the following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement. The First Trust Municipal CEF Income Opportunity ETF designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2020:

Federal and State Income Tax                                               Percentages
-------------------------------------                                    ---------------
Tax-Exempt Interest Dividends                                                99.10%
Alternative Minimum Tax (AMT)                                                13.35%

For the fiscal year ended August 31, 2020, the amount of long-term capital gain distributions designated by First Trust CEF Income Opportunity ETF was $95,746, which is taxable at the applicable capital gain tax rates for federal income tax purposes.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.


          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor") on behalf of the following two series of the Trust (each a "Fund" and collectively, the "Funds"):

        First Trust CEF Income Opportunity ETF (FCEF)
        First Trust Municipal CEF Income Opportunity ETF (MCEF)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2021 at a meeting held on June 8, 2020. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on May 11, 2020 and June 8, 2020, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on May 11, 2020, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the May meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8, 2020 meeting, as well as at the meeting held that day. The Board considered supplemental information provided by the Advisor on the operations of the Advisor and the performance of the Funds since the onset of the COVID-19 pandemic. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. The Board noted that each Fund is an actively-managed ETF and noted that the Advisor's CEF Management Team is responsible for the day-to-day management of the Funds' investments. The Board considered the background and experience of the members of the CEF Management Team, including the Board's prior meetings with members of the Team. The Board considered the Advisor's statement that it applies the same oversight model internally with its CEF Management Team as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the May 11, 2020 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

The Board considered the unitary fee rate payable by each Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that, because each Fund invests in underlying funds, the Fund incurs acquired fund fees and expenses, which are not payable out of the unitary fee, and that such acquired fund fees and expenses will change over time as assets are reallocated among the underlying funds. The Board considered that, to the extent any of the underlying funds are other funds in the First Trust Fund Complex, the Advisor has agreed to offset the unitary fee paid by each Fund related to the Fund's assets invested in the affiliated underlying funds. The Board received and reviewed information showing the advisory fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for FCEF was below the median total (net) expense ratio (excluding acquired fund fees and expenses) of the peer funds in its Expense Group and that the unitary fee rate for MCEF was above the median total (net) expense ratio (excluding acquired fund fees and expenses) of the peer funds in its Expense Group. The Board also noted that each Fund's total
(net) expense ratio (including acquired fund fees and expenses) was above the median total (net) expense ratio (including acquired fund fees and expenses) of the peer funds in the respective Expense Group. With respect to the Expense Groups, the Board, at the May 11, 2020 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, including that the Expense Group for FCEF contained both actively-managed ETFs and open-end mutual funds and there were no other actively-managed ETFs in the Expense Group for MCEF, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information comparing each Fund's performance for periods ended December 31, 2019 to the performance of the funds in its Performance Universe and, for FCEF, to that of a blended benchmark and, for MCEF, to that of a benchmark index. Based on the information provided, the Board noted that FCEF outperformed its Performance Universe median for the one- and three-year periods ended December 31, 2019 but underperformed its blended benchmark for the one- and three-year periods ended December 31, 2019. The Board also noted that MCEF outperformed its Performance Universe median for the one-year period ended December 31, 2019 but underperformed its Performance Universe median for three-year period ended December 31, 2019 and underperformed its benchmark index for the one- and three-year periods ended December 31, 2019.

On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2019 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the May 11, 2020 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from June 1, 2019 (the initial compliance date for certain requirements of Rule 22e-4) through the Liquidity Committee's annual meeting held on March 20, 2020 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted a highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                                TERM OF OFFICE                                                 THE FIRST TRUST      DIRECTORSHIPS
           NAME,                AND YEAR FIRST                                                  FUND COMPLEX       HELD BY TRUSTEE
     YEAR OF BIRTH AND            ELECTED OR                PRINCIPAL OCCUPATIONS                OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST          APPOINTED                 DURING PAST 5 YEARS                   TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton Orthopedics;          185          None
(1951)                                             Limited Partner, Gundersen Real Estate
                               o Since Inception   Limited Partnership (June 1992 to
                                                   December 2016); Member, Sportsmed LLC
                                                   (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.           185          Director of ADM
(1957)                                             (Futures Commission Merchant)                                  Investor Services,
                               o Since Inception                                                                  Inc., ADM
                                                                                                                  Investor Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial            185          Director of Trust
(1956)                                             and Management Consulting)                                     Company of
                               o Since Inception                                                                  Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),          185          None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product and Services);
                                                   President and Chief Executive Officer
                                                   (June 2012 to September 2014), Servant
                                                   Interactive LLC (Educational Products
                                                   and Services); President and Chief
                                                   Executive Officer (June 2012 to
                                                   September 2014), Dew Learning LLC
                                                   (Educational Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust              185          None
Chairman of the Board                              Advisors L.P. and First Trust
(1955)                         o Since Inception   Portfolios L.P.; Chairman of the
                                                   Board of Directors, BondWave LLC
                                                   (Software Development Company)
                                                   and Stonebridge Advisors LLC
                                                   (Investment Advisor)

-----------------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

                              POSITION AND             TERM OF OFFICE
       NAME                      OFFICES                AND LENGTH OF                       PRINCIPAL OCCUPATIONS
 AND YEAR OF BIRTH             WITH TRUST                  SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term   Managing Director and Chief Financial Officer
(1966)                Officer                                             (January 2016 to Present), Controller (January 2011
                                                      o Since Inception   to January 2016), Senior Vice President (April 2007
                                                                          to January 2016), First Trust Advisors L.P. and First
                                                                          Trust Portfolios L.P.; Chief Financial Officer
                                                                          (January 2016 to Present), BondWave LLC
                                                                          (Software Development Company) and Stonebridge
                                                                          Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term   Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                   President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since Inception   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term   General Counsel, First Trust Advisors L.P. and
(1960)                Legal Officer                                       First Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception   Counsel, BondWave LLC; Secretary, Stonebridge
                                                                          Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term   Managing Director, First Trust Advisors L.P. and
(1970)                                                                    First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term   Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                             and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term   Senior Vice President, First Trust Advisors L.P.
(1966)                                                                    and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term   Senior Vice President, First Trust Advisors L.P.
(1970)                                                                    and First Trust Portfolios L.P.
                                                      o Since Inception

-----------------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

March 2019

                      This page intentionally left blank.

FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust TCW Opportunistic Fixed Income ETF (FIXD)

        First Trust TCW Unconstrained Plus Bond ETF (UCON)

        First Trust TCW Securitized Plus ETF (DEED)

----------------------------
Annual Report
For the Period Ended
August 31, 2020
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                                AUGUST 31, 2020

Shareholder Letter...........................................................  1
Fund Performance Overview
   TCW Opportunistic Fixed Income ETF (FIXD).................................  2
   TCW Unconstrained Plus Bond ETF (UCON)....................................  5
   TCW Securitized Plus ETF (DEED)...........................................  8
Notes to Fund Performance Overview........................................... 11
Portfolio Commentary......................................................... 12
Understanding Your Fund Expenses............................................. 16
Portfolio of Investments
   TCW Opportunistic Fixed Income ETF (FIXD)................................. 17
   TCW Unconstrained Plus Bond ETF (UCON).................................... 46
   TCW Securitized Plus ETF (DEED)........................................... 64
Statements of Assets and Liabilities......................................... 70
Statements of Operations..................................................... 71
Statements of Changes in Net Assets.......................................... 72
Financial Highlights......................................................... 74
Notes to Financial Statements................................................ 76
Report of Independent Registered Public Accounting Firm...................... 86
Additional Information....................................................... 87
Board of Trustees and Officers............................................... 95
Privacy Policy............................................................... 97

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the Funds, you may obtain an understanding of how the market environment affected each Fund's performance. The statistical information that follows may help you understand each Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                AUGUST 31, 2020

Dear Shareholders:

First Trust is pleased to provide you with the annual report for certain series of the First Trust Exchange-Traded Fund VIII (the "Funds"), which contains detailed information about the Funds for the twelve months ended August 31, 2020. Please note that the First Trust TCW Securitized Plus ETF ("DEED") was incepted on April 29, 2020, and so information in this letter and the report prior to that date will not apply to this Fund.

In case you missed the latest big news from the Federal Reserve ("Fed") in September, it stated that it expects to hold short-term interest rates near zero until two things happen: (1) the U.S. unemployment rate is back to normal, or around the 4.0% level; and (2) the inflation rate is at, or above, 2.0%. As of August 31, 2020, the U.S. unemployment rate stood at 8.4%, according to data from the Bureau of Labor Statistics. The Fed's top benchmark for inflation (U.S. Personal Consumption Expenditures Chain Type Price Index) stood at 1.0% on July 31, 2020. Brian Wesbury, Chief Economist at First Trust Advisors L.P., notes that the Fed does not expect to achieve both goals until 2024.

What does this mean for investors? We believe that one of the Fed's motivations in promoting a multi-year commitment to a near zero interest rate monetary policy is to incentivize risk-taking. By holding interest rates artificially low for an extended period, the Fed is essentially disincentivizing saving. The Fed wants individuals to invest their capital in risk assets and is offering valuable guidance on its monetary policy to instill confidence in the markets, in my opinion.

In his testimony to the House Financial Services Committee on September 22, 2020, Fed Chairman Jerome Powell stated that the U.S. economy has a long road to a full recovery and needs more financial support. U.S. Treasury Secretary Steven Mnuchin also testified and said that he and the White House will continue to push Congress to pass another fiscal relief package to help support American workers. In pursuing additional fiscal support, the U.S. government is ultimately looking to buy time until a coronavirus ("COVID-19") vaccine arrives. With the U.S. Presidential election less than two months away, getting a trillion dollar or so stimulus package through Congress will be no easy task, in my opinion. Let us hope they surprise us.

Thanks to the monetary and fiscal support already brought to bear to fight COVID-19, the securities markets appear to be in relatively good shape, in my opinion. On September 22, 2020, the S&P 500(R) Index closed a little more than two percentage points off its pre-COVID-19 high set on February 19, 2020, according to data from Bloomberg. I find that to be an amazing feat in the current climate. The combination of low interest rates and low inflation continues to reward bond investors. Looking ahead, even bond investors are going to need to assume some additional credit risk to achieve higher returns. Yields on Treasury notes and bonds are poised at this time to stay low and fairly range bound. The Fed's pledge to keep its benchmark rate low for up to three years could lend some stability and reassurance to the debt markets, in my opinion.

We believe the U.S. economy is on its way back. While we have too many workers still unemployed, I do find it encouraging that U.S. consumers have done such a terrific job of getting their fiscal houses in order. Consumer spending typically accounts for roughly 70% of U.S. gross domestic product output each year. So goes the consumer, so goes the economy. The S&P/Experian Consumer Credit Default Composite Index stood at 0.67% in August 2020, down from 0.92% in August 2019 and well below its 1.79% average since its inception in July 2004, according to S&P Dow Jones Indices. As we previously noted, the near-term outlook rests on getting one or more FDA-approved vaccines or therapeutics. The year-end target that has been touted by some, including President Donald J. Trump, would coincide with the end to the government's moratorium on home evictions and foreclosures, which is due to expire on December 31, 2020. Keep in mind that the moratorium has already been extended three times. Things could get interesting over the next few months. Stay tuned and stay the course.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

The investment objective of the First Trust TCW Opportunistic Fixed Income ETF (the "Fund") is to seek to maximize long-term total return. Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in fixed income securities. The Fund's investments principally include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (TIPS); agency and non-agency residential mortgage-backed securities (RMBS); agency and non-agency commercial mortgage-backed securities (CMBS); agency and non-agency asset-backed securities
(ABS); U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments, including issuers with significant ties to emerging market countries; bank loans, including first lien senior secured floating rate bank loans; municipal bonds; collateralized loan obligations
(CLOs); Rule 144A securities, and other debt securities bearing fixed, floating or variable interest rates of any maturity. The Fund may utilize listed and over-the-counter derivatives instruments. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol "FIXD."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL            CUMULATIVE
                                                                                            TOTAL RETURNS           TOTAL RETURNS
                                                                        1 Year Ended     Inception (2/14/17)     Inception (2/14/17)
                                                                          8/31/20            to 8/31/20              to 8/31/20
FUND PERFORMANCE
NAV                                                                        7.57%                5.73%                  21.82%
Market Price                                                               7.44%                5.74%                  21.88%

INDEX PERFORMANCE
Bloomberg Barclays U.S. Aggregate Bond Index                               6.47%                5.29%                  20.04%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 11.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
FUND ALLOCATION                                NET ASSETS
----------------------------------------------------------
U.S. Government Agency Mortgage-Backed
   Securities                                     31.78%
U.S. Government Bonds and Notes                   29.56
Corporate Bonds and Notes                         19.21
Asset-Backed Securities                            6.47
Mortgage-Backed Securities                         5.96
Foreign Corporate Bonds and Notes                  2.92
Foreign Sovereign Bonds and Notes                  0.90
Municipal Bonds                                    0.74
Senior Floating-Rate Loan Interests                0.16
Capital Preferred Securities                       0.01
U.S. Treasury Bills                               20.02
Money Market Funds                                 2.08
Net Other Assets and Liabilities*                (19.81)
                                                --------
   Total                                         100.00%
                                                ========

* Includes variation margin on futures contracts.

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
CREDIT QUALITY(1)                             INVESTMENTS
----------------------------------------------------------
Government/Agency                                 69.11%
AAA                                                1.35
AA+                                                0.44
AA                                                 0.56
AA-                                                0.88
A+                                                 0.67
A                                                  0.27
A-                                                 2.32
BBB+                                               3.70
BBB                                                4.29
BBB-                                               3.40
BB+                                                1.09
BB                                                 0.60
BB-                                                0.84
B+                                                 0.53
B                                                  0.63
B-                                                 0.23
CCC+                                               0.00**
CCC                                                0.76
CCC-                                               0.01
CC                                                 2.80
D                                                  0.52
NR                                                 5.00
                                                --------
   Total                                         100.00%
                                                ========

** Amount is less than 0.01%.

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
TOP TEN HOLDINGS                              INVESTMENTS
----------------------------------------------------------
U.S. Treasury Note, 0.13%, 07/31/22                7.62%
Federal National Mortgage Association,
   Pool TBA, 2.50%, 09/15/50                       6.23
U.S. Treasury Bond, 1.25%, 05/15/50                3.79
Federal National Mortgage Association,
   Pool TBA, 2.00%, 09/15/50                       3.37
U.S. Treasury Note, 0.25%, 06/30/25                3.36
U.S. Treasury Bill, 0.00%, 11/05/20                3.12
U.S. Treasury Bill, 0.00%, 01/21/21                2.70
U.S. Treasury Bill, 0.00%, 10/27/20                2.46
U.S. Treasury Note, 0.25%, 08/31/25                2.43
U.S. Treasury Bill, 0.00%, 11/19/20                2.32
                                                --------
   Total                                          37.40%
                                                ========

-----------------------------
(1) The ratings are by Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/Agency". Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD) (CONTINUED)

          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              FEBRUARY 14, 2017 - AUGUST 31, 2020

              First Trust TCW        Bloomberg Barclays
            Opportunistic Fixed        U.S. Aggregate
                Income ETF               Bond Index
2/14/17           $10,000                 $10,000
2/28/17            10,068                  10,066
8/31/17            10,323                  10,342
2/28/18            10,130                  10,116
8/31/18            10,265                  10,233
2/28/19            10,470                  10,437
8/31/19            11,325                  11,274
2/29/20            11,698                  11,657
8/31/20            12,182                  12,004

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2017 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/17 - 8/31/17         117              0               0              0
9/1/17 - 8/31/18          180              1               0              0
9/1/18 - 8/31/19          224              0               0              0
9/1/19 - 8/31/20          226              1               0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/17 - 8/31/17          21              0               0              0
9/1/17 - 8/31/18           71              0               0              0
9/1/18 - 8/31/19           26              0               0              0
9/1/19 - 8/31/20           17              4               3              1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)

The investment objective of the First Trust TCW Unconstrained Plus Bond ETF (the "Fund") is to seek to maximize long-term total return. Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of fixed income securities. The Fund's investment sub-advisor, TCW Investment Management Company LLC, manages the Fund's portfolio in an "unconstrained" manner, meaning that its investment universe is not limited to the securities of any particular index and it has discretion to invest in fixed income securities of any type or credit quality. The Fund's investments principally include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (TIPS); agency and non-agency residential mortgage-backed securities (RMBS); agency and non-agency commercial mortgage-backed securities (CMBS); agency and non-agency asset-backed securities (ABS); U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments, including issuers with significant ties to emerging market countries; bank loans, including first lien senior secured floating rate bank loans; municipal bonds; collateralized loan obligations (CLOs); Rule 144A securities, and other debt securities bearing fixed, floating or variable interest rates of any maturity. The Fund may also invest in preferred stock and common stock and the Fund may utilize listed and over-the-counter derivatives. Under normal market conditions, the Fund's average portfolio duration will vary from between 0 to 10 years. Shares of the Fund are listed on The NYSE Arca, Inc. under the ticker symbol "UCON."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL            CUMULATIVE
                                                                                            TOTAL RETURNS           TOTAL RETURNS
                                                                        1 Year Ended     Inception (6/4/18)      Inception (6/4/18)
                                                                          8/31/20            to 8/31/20              to 8/31/20
FUND PERFORMANCE
NAV                                                                        4.97%                5.44%                  12.61%
Market Price                                                               5.01%                5.53%                  12.83%

INDEX PERFORMANCE
ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index              1.52%                2.09%                   4.75%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 11.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
FUND ALLOCATION                                NET ASSETS
----------------------------------------------------------
Corporate Bonds and Notes                         36.04%
U.S. Government Agency Mortgage-Backed
   Securities                                     14.54
Mortgage-Backed Securities                        12.28
Asset-Backed Securities                           10.77
Foreign Corporate Bonds and Notes                  8.94
Foreign Sovereign Bonds and Notes                  3.33
Municipal Bonds                                    1.92
Commercial Paper                                   0.29
U.S. Treasury Bills                               16.69
Money Market Funds                                 2.04
Net Other Assets and Liabilities*                 (6.84)
                                                --------
   Total                                         100.00%
                                                ========

* Includes variation margin on futures contracts.

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
CREDIT QUALITY(1)                             INVESTMENTS
----------------------------------------------------------
Government/Agency                                 29.80%
AAA                                                0.27
AA+                                                1.01
AA                                                 1.53
AA-                                                1.10
A+                                                 1.40
A                                                  0.85
A-                                                 4.44
BBB+                                              11.26
BBB                                               10.39
BBB-                                               8.75
BB+                                                2.10
BB                                                 1.91
BB-                                                1.28
B+                                                 0.75
B                                                  2.14
B-                                                 1.18
CCC                                                7.86
CCC-                                               0.07
CC                                                 3.60
D                                                  2.12
NR                                                 6.19
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
TOP TEN HOLDINGS                              INVESTMENTS
----------------------------------------------------------
Federal National Mortgage Association
   Pool TBA, 2.50%, 09/15/50                       3.67%
Federal National Mortgage Association
   Pool TBA, 2.00%, 09/15/50                       3.20
U.S. Treasury Bill, 0.00%, 01/28/21                3.09
U.S. Treasury Bill, 0.00%, 01/21/21                3.07
U.S. Cash Management Bill, 0.00%, 01/12/21         2.73
U.S. Treasury Bill, 0.00%, 02/04/21                1.75
U.S. Treasury Bill, 0.00%, 11/12/20                1.19
U.S. Treasury Bill, 0.00%, 02/11/21                0.92
Morgan Stanley, Global Medium-Term
   Note, 3.70%, 10/23/24                           0.89
GE Capital International Funding Co.
   Unlimited Co. (USD), 4.42%, 11/15/35            0.82
                                                --------
   Total                                          21.33%
                                                ========

-----------------------------
(1) The ratings are by Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/ Agency". Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON) (CONTINUED)

             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   JUNE 4, 2018 - AUGUST 31, 2020

              First Trust TCW          ICE BofA US Dollar
            Opportunistic Fixed      3-Month Deposit Offered
                Income ETF             Rate Average Index
6/4/18            $10,000                    $10,000
8/31/18            10,106                     10,057
2/28/19            10,323                     10,185
8/31/19            10,728                     10,318
2/29/20            10,960                     10,424
8/31/20            11,261                     10,475

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 5, 2018 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
6/5/18 - 8/31/18           50               0              0             0
9/1/18 - 8/31/19          203               0              0             0
9/1/19 - 8/31/20          158               3              1             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
6/5/18 - 8/31/18           13               0               0            0
9/1/18 - 8/31/19           46               0               0            1
9/1/19 - 8/31/20           41              24              17            8

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)

The First Trust TCW Securitized Plus ETF seeks to maximize long-term total return. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in securitized debt securities, including asset-backed securities, residential and commercial mortgage-backed securities and collateralized loan obligations ("CLOs"). The Fund's investment sub-advisor, TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor") seeks to outperform the Bloomberg Barclays U.S. Mortgage-Backed Securities Index over time through the utilization of independent, bottom-up research to identify securities that are relatively undervalued. Under normal conditions, the Fund's average portfolio duration varies within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Barclays U.S. Mortgage-Backed Securities Index. As a separate measure, there is no limit on the weighted average maturity of the Fund's portfolio. While maturity refers to the expected life of a security, duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest. Shares of the Fund are listed on The NYSE Arca, Inc. under the ticker symbol "DEED."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CUMULATIVE
                                                                                                                    TOTAL RETURNS
                                                                                                                 Inception (4/29/20)
                                                                                                                     to 8/31/20
FUND PERFORMANCE
NAV                                                                                                                     3.80%
Market Price                                                                                                            3.72%

INDEX PERFORMANCE
Bloomberg Barclays U.S. Mortgage-Backed Securities Index                                                                0.36%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 11.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
FUND ALLOCATION                                NET ASSETS
----------------------------------------------------------
U.S. Government Agency Mortgage-Backed
   Securities                                     53.19%
Asset-Backed Securities                           24.62
Mortgage-Backed Securities                        16.41
U.S. Government Bonds and Notes                    0.52
U.S. Treasury Bills                               22.20
Money Market Funds                                 2.06
Net Other Assets and Liabilities*                (19.00)
                                                --------
   Total                                         100.00%
                                                ========

* Includes variation margin on futures contracts.

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
CREDIT QUALITY(1)                             INVESTMENTS
----------------------------------------------------------
Government/Agency                                 64.91%
AAA                                                5.81
AA+                                                0.28
AA                                                 0.69
A+                                                 1.30
A                                                  1.70
BBB-                                               0.39
BB+                                                0.58
BB                                                 0.36
B                                                  1.34
B-                                                 1.24
CCC                                                7.27
CC                                                 2.75
D                                                  1.73
NR                                                 9.65
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
TOP TEN HOLDINGS                              INVESTMENTS
----------------------------------------------------------
U.S. Treasury Bill, 0.00%, 10/29/20               16.52%
Federal National Mortgage Association,
   Pool TBA, 2.50%, 09/15/50                       4.43
Federal National Mortgage Association,
   Pool TBA, 2.00%, 09/15/50                       3.83
Government National Mortgage Association,
   Pool TBA, 3.00%, 09/15/50                       2.52
U.S. Treasury Bill, 0.00%, 10/22/20                1.85
Government National Mortgage Association,
   Pool TBA, 2.50%, 09/15/50                       1.74
Federal Home Loan Mortgage Corporation,
   Pool G67710, 3.50%, 03/01/48                    1.64
Federal National Mortgage Association,
   Series 2018-50, Class BA, 3.00%, 07/25/48       1.32
GoldenTree Loan Opportunities Ltd., Series
   2014-9A, Class AR2, 1.38%, 10/29/29             1.31
Palmer Square CLO Ltd., Series 2018-1A,
   Class A1, 1.30%, 04/18/31                       1.30
                                                --------
   Total                                          36.46%
                                                ========

-----------------------------
(1) The ratings are by Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/Agency". Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED) (CONTINUED)

            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 APRIL 29, 2020 - AUGUST 31, 2020

                                       Bloomberg Barclays
              First Trust TCW         U.S. Mortgage-Backed
            Securitized Plus ETF        Securities Index
4/29/20           $10,000                   $10,000
8/31/20            10,380                    10,036

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 30, 2020 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/30/20 - 8/31/20          42              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/30/20 - 8/31/20          43              1               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2020 (UNAUDITED)


                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is the investment advisor to the First Trust TCW Opportunistic Fixed Income ETF ("FIXD"), the First Trust TCW Unconstrained Plus Bond ETF ("UCON"), and the First Trust TCW Securitized Plus ETF ("DEED") (each a "Fund"). First Trust is responsible for the ongoing monitoring of each Fund's investment portfolio, managing each Fund's business affairs and providing certain administrative services necessary for the management of each Fund.

                                  SUB-ADVISOR

TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor") serves as investment sub-advisor. In this capacity, TCW is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio. TCW, with principal offices at 865 South Figueroa Street, Los Angeles, California 90017, was founded in 1987, and is a wholly-owned subsidiary of The TCW Group, Inc. ("TCW Group"). TCW, together with TCW Group and its other subsidiaries, which provide investment management and investment advisory services, had approximately $234 billion under management or committed to management, including $211 billion of U.S. fixed income investments, as of August 31, 2020.

                           PORTFOLIO MANAGEMENT TEAM

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)

Bryan T. Whalen, CFA, Generalist Portfolio Manager in TCW's Fixed Income Group Tad Rivelle, Chief Investment Officer of the Fixed Income Group of TCW
Stephen M. Kane, CFA, Generalist Portfolio Manager in the Fixed Income
   Group of TCW
Laird Landmann, Co-Director and Generalist Portfolio Manager in the Fixed Income
   Group of TCW

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)

Bryan T. Whalen, CFA, Generalist Portfolio Manager in TCW's Fixed Income Group Mitchell Flack, Managing Director of Securitized Products at TCW
Harrison Choi, Specialist Portfolio Manager of Securitized Products in the Fixed
   Income Group of TCW
Elizabeth Crawford, Specialist Portfolio Manager of Securitized Products in the
   Fixed Income Group of TCW

                                   COMMENTARY

MARKET RECAP

In the latter part of 2019 and early 2020, the Federal Reserve (the "Fed") interest rate cuts and liquidity injections sustained elevated asset prices and assuaged tensions derived from a U.S./China trade war. In March 2020, the longest bull market in U.S. history was brought to an end, laid low by the transmission of the coronavirus ("COVID-19") and the strict economic curbs invoked to slow its further spread. The consequent market volatility sent risk premiums soaring across the bond markets, and Treasury yields collapsed, illustrated by the 10-Year slumping from 1.5% at the end of August 2019 to record lows near the 0.5% handle in March 2020. No sector was spared of the repricing, particularly as levered investor (forced) sales and more routine redemptions tested liquidity in a fashion unhappily reminiscent of 2008. In equities, the S&P 500(R) Index saw all of its gains since 2016 erased in a near -20% first quarter 2020 loss, punctuated by a 34% tumble from February 19 through March 23, 2020 and a one-day plummet of -12% on March 16, 2020. COVID-19 and its associated lockdowns prompted the loss of a slew of jobs, with more than 29 million Americans still collecting some form of jobless relief around the end of August 2020. The knock-on effects on consumption and confidence from the bleak job outlook were evident in the gross domestic product growth of the second quarter of 2020 of -32.9% (annualized rate), the sharpest contraction ever registered in the U.S. In response to the adverse impact from the COVID-19 pandemic, monetary and fiscal accommodations unprecedented in size and scope were instituted, including a return to zero interest rate policy, asset purchases across fixed income (notably unlimited Fed buying of agency mortgage-back securities ("MBS")), and a $2.2 trillion CARES Act, provisioning money to individuals (including $600/week enhanced unemployment benefit), businesses, and local governments. Markets, as a result, recovered beginning around April/May with Treasury yields stabilizing and U.S. equities topping historic peaks, buoyed further by vaccine hopes notwithstanding surging COVID-19 cases in the U.S.

With the strong policy support, the S&P 500(R) Index soared by over 50% since March 23, ending at a record high of 3,500 at the end of August 2020, up approximately 20% from a year ago. In bonds, the Aggregate Fixed Income Index gained 6.5% for the one-year period ending August 31, 2020, eking out 9 basis points ("bps") in excess return over Treasuries on a duration-adjusted basis,

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2020 (UNAUDITED)

though spreads persisted wider by 9 bps. Investment grade corporates delivered total returns of 7.5% but remained behind comparable Treasuries by over 40 bps with yield premiums 9 bps higher. Notably, financials outpaced duration-matched Treasuries by 85 bps, led by banking which went into the crisis well-capitalized. High yield corporates and emerging market debt lagged comparable Treasuries by 15 and 152 bps with yield spreads increasing by 84 and 13 bps, respectively. In securitized, non-agency MBS rose 2.2% while asset-back securities ("ABS") and commercial mortgage-backed securities ("CMBS") returned 4.3% and 5.6% with spreads widening 12 and 41 bps, respectively. On a duration-adjusted basis, ABS posted 54 bps in excess return over Treasuries while CMBS was weighed down by private labels to generate 128 bps of negative excess return. Reversing 2019 underperformance, agency MBS performed well following the Fed's massive sponsorship with returns subsequently moderating, resulting in the sector ending the period wider by 9 bps, though excess returns held ahead of comparable Treasuries by 52 bps. In the government bond market, the narrative diverged, with Treasury yields holding near the depths of March, exemplified by the 10-Year confined around 0.6% to 0.7%.

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

PERFORMANCE ANALYSIS

The First Trust TCW Opportunistic Fixed Income ETF (the "Fund") returned 7.57% based on net asset value ("NAV") and 7.44% based on market price for the 12-month period ended August 31, 2020, while the Bloomberg Barclays U.S. Aggregate Bond Index (the "Index") gained 6.47%. Early in the period, the Fund maintained an underweight to corporate credit given what we viewed to be late cycle dynamics (i.e. high corporate leverage and share buybacks) - which benefitted performance amid the COVID-19-induced spread widening early in 2020. This conservative posture further rewarded returns as defensive industries such as healthcare and pharmaceuticals outperformed more market-sensitive areas like energy, cyclicals, and non-U.S. sovereigns. During this cheapening phase, the Fund took the opportunity to purchase credits at compelling levels, which delivered another boost to returns as yield premiums remediated in the second quarter of 2020. Positioning has since been trimmed and currently represents a relative underweight to the Index. Among securitized products, the allocation to agency MBS increased at favorable entry points as the sector was weighed down by Fed tapering and low rates in 2019. This upsized shift benefited performance given the Fed's massive sponsorship instituted in March. In ABS and CMBS, the negative effects from the health crisis overshadowed solid performance in 2019 and the rebound from the March liquidity crunch, though issue selection favoring senior, higher quality CMBS was additive on the margin, with an additional contribution coming from legacy non-agency MBS. Meanwhile, Treasury futures used to manage duration were a drag as financing rates exceeded yields. Finally, the Fund's duration profile modestly reined in returns, with a longer stance shifting to neutral as yields fell as the Fed trimmed rates, then moving shorter as yields plunged and remained near historic lows to end the period.

MARKET AND FUND OUTLOOK

Uncertainty persists at the forefront of positioning as the COVID-19 pandemic is far from over, especially given the evolving nature of U.S. economic "re-openings." Although certain metrics have indicated a bounce-back, like housing and retail sales, the expiration of the enhanced unemployment benefit, stalled manufacturing, an impasse on Capitol Hill with regard to a Phase 4 fiscal stimulus deal, and contentious U.S. elections on the horizon cast clouds of uncertainty and will likely weigh on growth going forward. The COVID-19 pandemic was the catalyst that ended the cycle, but the durability of the sharp recovery is questionable as government subsidy effects fade and the virus situation remains fluid and are likely to spur additional challenges to stability. Despite relatively encouraging news on vaccines and drugs, a true recovery cannot take place without real mitigations of COVID-19 as monetary and fiscal stimulus is simply a bandage to postpone the full negative effects of the pandemic, in our view. The unknowns are plenty owing to the highly contagious nature of COVID-19 which will limit economic activity through varying degrees of social distancing. Unemployment is a major concern in this environment, and there is heightened potential for another leg down in the equity and credit markets, with increased debt loads that will be harder to service as companies struggle if lockdowns persist.

Against this background, the Fund is cautious and strategy and potential repositioning will continue to be guided by TCW's views on valuations across the allocable sectors, with the Fund equipped by ample levels of liquidity to respond to rapidly changing valuations. As mentioned, market volatility in the first quarter of 2020 provided an expanded opportunity set among spread products, with the Fund taking advantage of attractive entry points to add exposures in high quality sectors that have resilience or are likely to benefit from Fed activities or support. Specific positioning shifts included an increase to corporates to an overweight, with a focus on long-dated high quality names with sound business models. This position was subsequently trimmed at measurable gains, returning the relative exposure to an underweight versus the benchmark, though non-cyclicals and communications remained an overweight. High yield, meanwhile, is focused on defensive, larger, more liquid, and relatively high quality credit, with an expectation for the allocation to increase should better valuations materialize. Within the securitized space, after adding significantly

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2020 (UNAUDITED)

to the agency MBS exposure in the first quarter of 2020 on weakness, the position was trimmed as spreads remediated. The sector nonetheless remains attractive given Fed support, with a Fund bias for TBAs versus specified pools. Non-agency MBS continues to offer compelling relative value, particularly legacy securities that have strong underlying fundamentals, with the Fund inclined toward adding exposure in higher quality and currently amortizing bonds. Within CMBS, the small allocation is split between agency and non-agency issues, while in ABS the preference is in government guaranteed student loans and AAA-rated collateralized loan obligations. Finally, the Fund's duration positioning, as of August 31, 2020, is approximately 0.5 year shorter than the benchmark as Treasury rates remained near record lows.

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)

PERFORMANCE ANALYSIS

The First Trust TCW Unconstrained Plus Bond ETF (the "Fund") returned 4.97% based on net asset value ("NAV") and 5.01% based on market price for the 12-month period ended August 31, 2020, while the ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index returned 1.52%. During the same period, the allocation to corporate credit was a significant driver of performance. Given what we believed were late cycle dynamics in 2019, including elevated corporate leverage and shareholder-friendly activities such as share buybacks, TCW was cautious going into 2020, reflected in a defensive credit positioning favoring industries such as non-cyclicals, financials, and communications, which benefitted performance early in the period. As the coronavirus ("COVID-19") took hold in the U.S. starting in March 2020 and spreads widened owing to COVID-19 induced shutdowns, even more conservative sectors were not immune from rising yield premiums. TCW capitalized on this cheapening phase by purchasing credits across not only the investment grade space, but also emerging market and high yield, at compelling levels. As spreads remediated beginning in the second quarter of 2020, this larger position rewarded the Fund, and the exposure to these credits was subsequently reduced into strength. In securitized, CMBS, ABS, and non-agency MBS sectors were weighed down by the health crisis and attendant forbearance concerns. As securitized spreads tightened amid partial economic re-openings and some Fed support, CMBS and ABS were able to partially offset the aforementioned drag while the impact from legacy non-agency MBS for the year turned positive, sustained by a strong housing backdrop fueled by low rates. Delivering another boost to Fund returns was the duration profile of 1.8 years as rates plunged during March, with the position moving slightly lower to 1.7 years as of August 31, 2020 as rates anchored near historic lows.

MARKET AND FUND OUTLOOK

Uncertainty persists at the forefront of positioning as the pandemic is far from over, especially given the evolving nature of U.S. economic "re-openings." Although certain metrics have indicated a bounce-back, like housing and retail sales, the expiration of the enhanced unemployment benefit, stalled manufacturing, an impasse on Capitol Hill with regard to a Phase 4 fiscal stimulus deal, and contentious U.S. elections on the horizon cast clouds of uncertainty and will likely weigh on growth going forward. The pandemic was the catalyst that ended the cycle, but the durability of the sharp recovery is questionable as government subsidy effects fade and the virus situation remains fluid and are likely to spur additional challenges to stability. Despite relatively encouraging news on vaccines and drugs, a true recovery cannot take place without real mitigations of COVID-19 as monetary and fiscal stimulus is simply a bandage to postpone the full negative effects of the pandemic, in our view. The unknowns are plenty owing to the highly contagious nature of coronavirus which will limit economic activity through varying degrees of social distancing. Unemployment is a major concern in this environment and there is heightened potential for another leg down in the equity and credit markets, with increased debt loads that will be harder to service as companies struggle if lockdowns persist.

Against this background, the Fund remains cautious and strategy and potential repositioning will continue to be guided by TCW's views on valuations across the allocable sectors. As mentioned, market volatility in the first quarter 2020 provided an expanded opportunity set among spread products, with the Fund taking advantage of attractive entry points to add exposures in high quality sectors that have resilience or are likely to benefit from Fed activities or support. Specific positioning shifts included an increase to corporates, with a focus on long-dated high-quality names with sound business models that should withstand a recession. Additions were also made in high yield and emerging market, focused on defensive, larger, more liquid, and relatively high quality credit, while the agency MBS exposure also increased during the same period. As markets remediated, risk was trimmed, and the Fund is again positioned with ample levels of liquidity to respond to rapidly changing market valuations. Overall, positioning is conservative, emphasizing high conviction names in the financial and non-cyclical parts of the corporate market, while the Fund continues to hold an allocation to high yield and emerging market debt, which may increase if valuations improve. Senior areas of securitized products are also an emphasis, with the CMBS exposure favoring agency issues (though the position was meaningfully reduced), while the ABS exposure consists largely of government guaranteed student loans. Agency MBS was recently upsized as relative value

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2020 (UNAUDITED)

presented itself, specifically within the TBA market give Fed support, while non-agency MBS continues to offer compelling relative value, particularly legacy securities that have strong underlying fundamentals, with the Fund inclined toward adding to the exposure in higher quality currently amortizing bonds. Finally, the duration of the Fund is 1.7 years as of August 31, 2020.

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)

PERFORMANCE ANALYSIS

For the period since the Fund's inception on April 29, 2020 through August 31, 2020, the First Trust TCW Securitized Plus ETF (the "Fund") gained 3.80% based on net asset value ("NAV") and 3.72% based on market price, while the Bloomberg Barclays U.S. Mortgage-Backed Securities Index returned 0.36%. Bolstering Fund performance was issue selection among residential mortgage issues amid a strong housing backdrop, with the bias for subprime and option ARM collateral types particularly additive as these segments returned 9.2% and 9.5% for the period to lead legacy non-agency MBS. Delivering another boost to Fund performance was agency MBS issue selection with a preference for TBAs focused on coupons sponsored by the Fed (i.e., 2s through 3.5s). Meanwhile, the allocation to fixed-rate agency collateralized mortgage obligations ("CMOs") and an underweight to lagging Ginnie Maes modestly provided additional contributions. Further benefiting the Fund was issue selection among CMBS and ABS favoring higher quality, up-in-capital structure issues, with the former led by non-agency bonds, which outpaced their agency counterparts for the past four months, while government guaranteed student loans contributed most to Fund performance among the ABS selections. MARKET AND FUND OUTLOOK

MARKET AND FUND OUTLOOK

Uncertainty persists at the forefront of positioning as the pandemic is far from over, especially given the evolving nature of U.S. economic "re-openings." Although certain metrics have indicated a bounce-back, like housing and retail sales, the expiration of the enhanced unemployment benefit, stalled manufacturing, an impasse on Capitol Hill with regard to a Phase 4 fiscal stimulus deal, and contentious U.S. elections on the horizon cast clouds of uncertainty and will likely weigh on growth going forward. The pandemic was the catalyst that ended the cycle, but the durability of the sharp recovery is questionable as government subsidy effects fade and the virus situation remains fluid and are likely to spur additional challenges to stability. Despite relatively encouraging news on vaccines and drugs, a true recovery cannot take place without real mitigations of COVID-19 as monetary and fiscal stimulus is simply a bandage to postpone the full negative effects of the pandemic, in our view. The unknowns are plenty owing to the highly contagious nature of coronavirus which will limit economic activity through varying degrees of social distancing. Unemployment is a major concern in this environment and there is heightened potential for another leg down in the equity and credit markets, with increased debt loads that will be harder to service as companies struggle if lockdowns persist.

Against this background, the Fund is cautious and strategy and potential repositioning will be guided by TCW's views on valuations across the allocable sectors, with the Fund equipped by ample levels of liquidity to respond to rapidly changing valuations. The Fund incepted on April 29, 2020, and portfolio construction centered on adding exposures to high quality securitized sectors that have the resilience to withstand a recession or are likely to benefit from Fed activities/support. In the agency MBS segment, the preference is for low coupon conventional 30-year TBAs, while the exposures to Ginnie Maes and CMOs are modest. Legacy non-agency MBS offers compelling relative value, with the exposure heavily slanted toward higher quality currently amortizing issues. Within ABS, the Fund avoids more vulnerable collateral such as credit card and auto loans, preferring instead AAA-rated CLOs and government guaranteed student loans. In CMBS, the exposure has a slight bias for agency issues (Fed purchasing program providing some support), while the private label construction favors senior, seasoned securities as well as single asset/single borrower deals. Finally, Fund duration positioning, as of August 31, 2020, is approximately 0.55 years shorter than the benchmark as Treasury rates remained near historic lows.

FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
AUGUST 31, 2020 (UNAUDITED)

As a shareholder of First Trust TCW Opportunistic Fixed Income ETF, First Trust TCW Unconstrained Plus Bond ETF or First Trust TCW Securitized Plus ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended August 31, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month (or shorter) period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO        EXPENSES PAID
                                                    BEGINNING            ENDING          BASED ON THE          DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX MONTH            SIX MONTH
                                                  MARCH 1, 2020      AUGUST 31, 2020      PERIOD (a)           PERIOD (b)
------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
Actual                                              $1,000.00           $1,041.30            0.55%                $2.82
Hypothetical (5% return before expenses)            $1,000.00           $1,022.37            0.55%                $2.80

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
Actual                                              $1,000.00           $1,027.50            0.75%                $3.82
Hypothetical (5% return before expenses)            $1,000.00           $1,021.37            0.75%                $3.81

------------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED          EXPENSES PAID
                                                                                         EXPENSE RATIO      DURING THE PERIOD
                                                    BEGINNING            ENDING          BASED ON THE      APRIL 29, 2020 (c)
                                                  ACCOUNT VALUE       ACCOUNT VALUE     NUMBER OF DAYS             TO
                                                APRIL 29, 2020 (c)   AUGUST 31, 2020   IN THE PERIOD (a)   AUGUST 31, 2020 (d)
------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
Actual                                              $1,000.00           $1,038.00            0.65%                $2.26
Hypothetical (5% return before expenses)            $1,000.00           $1,021.87            0.65%                $3.30


(a) These expense ratios reflect an expense waiver. See Note 3 in the Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (March 1, 2020 through August 31, 2020), multiplied by 184/366 (to reflect the six-month period).

(c)   Inception date.

(d) Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (April 29, 2020 through August 31, 2020), multiplied by 125/366. Hypothetical expenses are assumed for the most recent six-month period.

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 31.8%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.6%
                Federal Home Loan Mortgage Corporation
$      253,001     Series 2017-4656, Class EZ.......................................     4.00%       02/15/47    $      294,989
                Federal National Mortgage Association
     3,364,764     Series 2012-20, Class ZT.........................................     3.50%       03/25/42         3,709,701
     2,984,508     Series 2012-84, Class VZ.........................................     3.50%       08/25/42         3,304,524
       945,291     Series 2018-38, Class PA.........................................     3.50%       06/25/47           991,189
     2,371,181     Series 2018-43, Class CT.........................................     3.00%       06/25/48         2,480,174
     1,019,272     Series 2018-86, Class JA.........................................     4.00%       05/25/47         1,068,382
       397,609     Series 2018-94, Class KD.........................................     3.50%       12/25/48           420,649
       448,806     Series 2019-1, Class KP..........................................     3.25%       02/25/49           470,943
       615,886     Series 2019-20, Class BA.........................................     3.50%       02/25/48           643,852
       239,957     Series 2019-52, Class PA.........................................     3.00%       09/25/49           247,031
                Government National Mortgage Association
       492,644     Series 2018-115, Class DE........................................     3.50%       08/20/48           526,213
       479,715     Series 2018-124, Class NW........................................     3.50%       09/20/48           518,889
     2,095,676     Series 2019-12, Class QA.........................................     3.50%       09/20/48         2,206,609
       366,154     Series 2019-71, Class PT.........................................     3.00%       06/20/49           384,146
     2,363,766     Series 2019-119, Class JE........................................     3.00%       09/20/49         2,451,664
                                                                                                                 --------------
                                                                                                                     19,718,955
                                                                                                                 --------------

                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.4%
                Federal National Mortgage Association
     4,712,806     Series 2020-M10, Class X1, IO (a)................................     1.92%       12/25/30           634,839
    11,162,088     Series 2020-M10, Class X2, IO (a)................................     1.83%       12/25/30         1,544,527
     3,595,000     Series 2020-M10, Class X8, IO (a)................................     0.78%       12/25/27           146,760
                Freddie Mac Multifamily Structured Pass-Through Certificates
     6,963,000     Series 2017-K068, Class A2.......................................     3.24%       08/25/27         8,032,520
       876,233     Series 2017-Q006, Class APT2 (b).................................     2.55%       09/25/26           892,167
     3,980,000     Series 2018-K155, Class A2.......................................     3.75%       11/25/32         4,825,482
                                                                                                                 --------------
                                                                                                                     16,076,295
                                                                                                                 --------------
                PASS-THROUGH SECURITIES -- 30.8%
                Federal Home Loan Mortgage Corporation
       179,171     Pool C91981......................................................     3.00%       02/01/38           189,057
       120,345     Pool G07961......................................................     3.50%       03/01/45           130,398
       130,672     Pool G08692......................................................     3.00%       02/01/46           138,540
     3,832,607     Pool G08715......................................................     3.00%       08/01/46         4,054,900
        76,102     Pool G08721......................................................     3.00%       09/01/46            80,516
       880,863     Pool G08726......................................................     3.00%       10/01/46           933,018
     2,083,926     Pool G08732......................................................     3.00%       11/01/46         2,207,037
       283,288     Pool G08738......................................................     3.50%       12/01/46           301,799
       511,277     Pool G08741......................................................     3.00%       01/01/47           540,431
       334,048     Pool G08747......................................................     3.00%       02/01/47           352,688
       285,177     Pool G08748......................................................     3.50%       02/01/47           303,027
     1,091,780     Pool G08750......................................................     3.00%       03/01/47         1,154,109
       378,629     Pool G08766......................................................     3.50%       06/01/47           401,330
       998,176     Pool G08788......................................................     3.50%       11/01/47         1,057,775
     3,185,288     Pool G08792......................................................     3.50%       12/01/47         3,373,029
       452,440     Pool G08800......................................................     3.50%       02/01/48           478,667
       808,667     Pool G08816......................................................     3.50%       06/01/48           853,844
       193,901     Pool G08833......................................................     5.00%       07/01/48           213,247


                        See Notes to Financial Statements                Page 17

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$       34,194     Pool G08838......................................................     5.00%       09/01/48    $       37,582
       687,441     Pool G08843......................................................     4.50%       10/01/48           743,425
       150,774     Pool G08844......................................................     5.00%       10/01/48           165,577
       424,493     Pool G08849......................................................     5.00%       11/01/48           465,962
       760,566     Pool G16085......................................................     2.50%       02/01/32           810,467
       522,068     Pool G16350......................................................     2.50%       10/01/32           555,595
       732,602     Pool G16396......................................................     3.50%       02/01/33           777,345
     2,012,320     Pool G16524......................................................     3.50%       05/01/33         2,158,667
       860,430     Pool G16598......................................................     2.50%       12/01/31           915,822
     2,330,781     Pool G18622......................................................     2.50%       12/01/31         2,451,973
       249,603     Pool G18670......................................................     3.00%       12/01/32           262,162
        80,798     Pool G18691......................................................     3.00%       06/01/33            84,864
       261,549     Pool G18713......................................................     3.50%       11/01/33           276,399
     2,651,774     Pool G60038......................................................     3.50%       01/01/44         2,877,986
       673,831     Pool G60080......................................................     3.50%       06/01/45           740,555
     1,414,127     Pool G60344......................................................     4.00%       12/01/45         1,567,638
       440,276     Pool G60440......................................................     3.50%       03/01/46           479,237
     1,456,486     Pool G60582......................................................     3.50%       05/01/46         1,583,600
     1,175,329     Pool G60658......................................................     3.50%       07/01/46         1,304,782
       718,023     Pool G61556......................................................     3.50%       08/01/48           781,480
     4,104,846     Pool G61748......................................................     3.50%       11/01/48         4,509,093
     1,296,838     Pool G67700......................................................     3.50%       08/01/46         1,423,838
     2,935,723     Pool G67703......................................................     3.50%       04/01/47         3,225,552
    11,408,116     Pool G67706......................................................     3.50%       12/01/47        12,472,455
     2,443,731     Pool G67707......................................................     3.50%       01/01/48         2,711,062
    16,271,583     Pool G67708......................................................     3.50%       03/01/48        17,769,209
     2,815,365     Pool G67709......................................................     3.50%       03/01/48         3,080,626
     2,598,066     Pool G67710......................................................     3.50%       03/01/48         2,800,409
     3,734,242     Pool G67714......................................................     4.00%       07/01/48         4,117,353
     5,157,779     Pool G67717......................................................     4.00%       11/01/48         5,680,805
     9,165,660     Pool G67718......................................................     4.00%       01/01/49         9,873,746
       289,006     Pool Q44452......................................................     3.00%       11/01/46           305,646
       662,988     Pool Q50135......................................................     3.50%       08/01/47           702,520
    13,856,649     Pool QA7837......................................................     3.50%       03/01/50        15,223,280
    10,380,711     Pool RB5054......................................................     2.50%       06/01/40        10,934,720
     5,526,203     Pool RE6029......................................................     3.00%       02/01/50         5,696,470
     8,168,385     Pool SD7511......................................................     3.50%       01/01/50         8,854,934
    21,388,344     Pool SD7513......................................................     3.50%       04/01/50        23,325,413
       479,358     Pool U90772......................................................     3.50%       01/01/43           519,808
       643,509     Pool U99114......................................................     3.50%       02/01/44           697,750
     1,662,578     Pool WA3208......................................................     3.98%       04/01/34         1,982,826
     1,509,684     Pool ZA4692......................................................     3.50%       06/01/46         1,631,660
       646,915     Pool ZM0063......................................................     4.00%       08/01/45           701,127
       691,543     Pool ZS8602......................................................     3.00%       03/01/31           726,835
     1,200,103     Pool ZS9844......................................................     3.50%       07/01/46         1,295,653
     3,736,606     Pool ZT0277......................................................     3.50%       10/01/46         4,037,732
     1,439,545     Pool ZT0531......................................................     3.50%       04/01/47         1,581,176
     1,581,218     Pool ZT0536......................................................     3.50%       03/01/48         1,726,218
       924,803     Pool ZT0542......................................................     4.00%       07/01/48         1,019,402


Page 18                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      266,002     Pool ZT1403......................................................     3.50%       11/01/33    $      281,347
     3,029,115     Pool ZT1703......................................................     4.00%       01/01/49         3,262,213
                Federal National Mortgage Association
     5,667,222     Pool AL8825......................................................     3.50%       06/01/46         6,171,904
       112,550     Pool AM5673......................................................     3.65%       04/01/23           119,600
       114,845     Pool AM7122......................................................     3.61%       11/01/34           138,968
        41,604     Pool AN0550......................................................     3.63%       02/01/31            48,566
       118,234     Pool AN2786......................................................     2.76%       09/01/36           132,591
       198,403     Pool AN4665......................................................     3.49%       02/01/32           232,025
     2,631,865     Pool AS0225......................................................     4.00%       08/01/43         2,883,139
     3,058,257     Pool AS3134......................................................     3.50%       08/01/44         3,302,435
       794,672     Pool AS6620......................................................     3.50%       02/01/46           857,498
       251,697     Pool AS9334......................................................     3.00%       03/01/32           264,163
       272,972     Pool AS9749......................................................     4.00%       06/01/47           292,376
       242,259     Pool BD7081......................................................     4.00%       03/01/47           260,072
     2,515,011     Pool BJ2692......................................................     3.50%       04/01/48         2,665,353
     2,120,000     Pool BL6060......................................................     2.46%       04/01/40         2,270,668
     1,889,089     Pool BM1903......................................................     3.50%       08/01/47         2,052,219
       735,014     Pool BM2000......................................................     3.50%       05/01/47           778,977
     1,906,751     Pool BM3260......................................................     3.50%       01/01/48         2,052,283
       926,660     Pool BM4299......................................................     3.00%       03/01/30           972,885
       904,625     Pool BM4304......................................................     3.00%       02/01/30           949,248
     1,554,245     Pool BM4472......................................................     3.50%       07/01/48         1,706,779
     2,054,046     Pool CA0854......................................................     3.50%       12/01/47         2,236,233
       934,346     Pool CA0907......................................................     3.50%       12/01/47         1,017,150
       838,432     Pool CA0996......................................................     3.50%       01/01/48           913,536
     6,314,775     Pool CA1182......................................................     3.50%       02/01/48         6,873,405
     1,684,702     Pool CA1187......................................................     3.50%       02/01/48         1,789,810
     1,047,733     Pool CA1710......................................................     4.50%       05/01/48         1,130,974
       693,696     Pool CA1711......................................................     4.50%       05/01/48           750,174
       431,981     Pool CA2208......................................................     4.50%       08/01/48           466,644
       977,797     Pool CA2327......................................................     4.00%       09/01/48         1,086,803
     6,494,258     Pool CA3633......................................................     3.50%       06/01/49         7,045,859
     7,474,247     Pool FM2870......................................................     3.00%       03/01/50         7,981,053
       552,898     Pool MA1146......................................................     4.00%       08/01/42           605,873
       823,679     Pool MA1373......................................................     3.50%       03/01/43           892,861
       915,205     Pool MA2077......................................................     3.50%       11/01/34           989,493
       241,224     Pool MA2145......................................................     4.00%       01/01/45           264,044
     1,245,863     Pool MA2670......................................................     3.00%       07/01/46         1,317,226
     1,135,153     Pool MA2806......................................................     3.00%       11/01/46         1,198,200
        34,814     Pool MA2896......................................................     3.50%       02/01/47            36,906
     1,424,251     Pool MA3057......................................................     3.50%       07/01/47         1,508,932
       609,714     Pool MA3088......................................................     4.00%       08/01/47           654,871
     1,380,823     Pool MA3210......................................................     3.50%       12/01/47         1,462,016
    15,138,456     Pool MA3238......................................................     3.50%       01/01/48        16,015,745
     1,289,626     Pool MA3239......................................................     4.00%       01/01/48         1,381,942
       672,831     Pool MA3276......................................................     3.50%       02/01/48           711,880
     1,957,265     Pool MA3332......................................................     3.50%       04/01/48         2,070,876
       479,999     Pool MA3336......................................................     3.50%       04/01/38           509,555


                        See Notes to Financial Statements                Page 19

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      335,611     Pool MA3410......................................................     3.50%       07/01/33    $      354,662
       591,419     Pool MA3537......................................................     4.50%       12/01/48           638,174
     3,590,410     Pool MA3846......................................................     3.00%       11/01/49         3,703,758
     4,618,671     Pool MA4016......................................................     2.50%       05/01/40         4,862,724
    13,661,714     Pool MA4054......................................................     2.50%       06/01/40        14,386,481
    14,157,067     Pool MA4072......................................................     2.50%       07/01/40        14,908,129
    14,866,639     Pool MA4093......................................................     2.00%       08/01/40        15,502,573
    10,000,000     Pool MA4128......................................................     2.00%       09/01/40        10,345,516
    10,180,000     Pool MA4152......................................................     2.00%       10/01/40        10,531,557
    12,650,000     Pool TBA (c).....................................................     1.50%       09/15/35        12,949,202
    47,550,000     Pool TBA (c).....................................................     2.00%       09/15/35        49,478,932
    24,600,000     Pool TBA (c).....................................................     2.50%       09/15/35        25,808,379
   140,100,000     Pool TBA (c).....................................................     2.00%       09/15/50       144,489,071
   253,800,000     Pool TBA (c).....................................................     2.50%       09/15/50       267,124,497
    34,195,000     Pool TBA (c).....................................................     3.00%       09/15/50        36,049,010
     1,075,000     Pool TBA (c).....................................................     5.00%       09/15/50         1,178,469
    41,075,000     Pool TBA (c).....................................................     3.00%       10/15/50        43,214,582
                Government National Mortgage Association
       362,358     Pool MA1157......................................................     3.50%       07/20/43           392,751
       484,072     Pool MA3521......................................................     3.50%       03/20/46           516,845
       355,016     Pool MA4069......................................................     3.50%       11/20/46           377,220
       205,033     Pool MA4195......................................................     3.00%       01/20/47           216,876
       249,905     Pool MA4196......................................................     3.50%       01/20/47           266,655
     1,155,923     Pool MA4261......................................................     3.00%       02/20/47         1,218,420
       331,693     Pool MA4262......................................................     3.50%       02/20/47           353,695
     9,377,271     Pool MA4382......................................................     3.50%       04/20/47         9,997,734
       108,954     Pool MA4453......................................................     4.50%       05/20/47           118,906
       122,524     Pool MA4586......................................................     3.50%       07/20/47           130,094
       779,608     Pool MA4588......................................................     4.50%       07/20/47           849,000
     2,018,819     Pool MA4651......................................................     3.00%       08/20/47         2,128,977
     3,119,470     Pool MA4652......................................................     3.50%       08/20/47         3,328,296
     1,126,954     Pool MA4719......................................................     3.50%       09/20/47         1,202,497
       124,753     Pool MA4722......................................................     5.00%       09/20/47           137,729
       104,358     Pool MA4777......................................................     3.00%       10/20/47           110,075
     2,794,012     Pool MA4778......................................................     3.50%       10/20/47         2,981,293
     2,525,061     Pool MA4836......................................................     3.00%       11/20/47         2,664,151
     2,733,121     Pool MA4837......................................................     3.50%       11/20/47         2,915,852
       926,667     Pool MA4838......................................................     4.00%       11/20/47           995,237
       152,672     Pool MA4901......................................................     4.00%       12/20/47           164,211
       663,782     Pool MA4961......................................................     3.00%       01/20/48           699,791
       991,458     Pool MA4962......................................................     3.50%       01/20/48         1,053,993
     1,447,332     Pool MA4963......................................................     4.00%       01/20/48         1,555,418
       803,424     Pool MA5078......................................................     4.00%       03/20/48           863,503
     1,889,452     Pool MA5136......................................................     3.50%       04/20/48         2,006,839
     1,731,691     Pool MA5399......................................................     4.50%       08/20/48         1,870,285
       646,892     Pool MA5466......................................................     4.00%       09/20/48           694,119
       184,865     Pool MA5467......................................................     4.50%       09/20/48           200,253
       551,892     Pool MA5597......................................................     5.00%       11/20/48           600,304
     1,879,202     Pool MA5976......................................................     3.50%       06/20/49         1,939,998


Page 20                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Government National Mortgage Association (Continued)
$      343,691     Pool MA6030......................................................     3.50%       07/20/49    $      354,778
     1,716,715     Pool MA6080......................................................     3.00%       08/20/49         1,768,439
    16,875,000     Pool TBA (c).....................................................     2.00%       09/15/50        17,485,401
    92,450,000     Pool TBA (c).....................................................     2.50%       09/15/50        97,419,187
    27,575,000     Pool TBA (c).....................................................     3.00%       09/15/50        29,037,768
                                                                                                                 --------------
                                                                                                                  1,121,181,524
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.......................................    1,156,976,774
                (Cost $1,143,111,940)                                                                            --------------

U.S. GOVERNMENT BONDS AND NOTES -- 29.6%

   170,899,000  U.S. Treasury Bond..................................................     1.25%       05/15/50       162,380,753
     7,045,000  U.S. Treasury Bond..................................................     1.38%       08/15/50         6,914,007
    15,040,255  U.S. Treasury Inflation Indexed Bond (d)............................     0.25%       02/15/50        17,934,743
     8,446,970  U.S. Treasury Inflation Indexed Note (d)............................     0.13%       04/15/25         9,089,320
    15,490,211  U.S. Treasury Inflation Indexed Note (d)............................     0.13%       07/15/30        17,427,810
    41,083,000  U.S. Treasury Note..................................................     0.13%       05/31/22        41,071,766
   326,856,000  U.S. Treasury Note..................................................     0.13%       07/31/22       326,779,392
   143,840,000  U.S. Treasury Note..................................................     0.25%       06/30/25       143,828,763
    96,518,000  U.S. Treasury Note..................................................     0.25%       07/31/25        96,472,757
   104,097,000  U.S. Treasury Note..................................................     0.25%       08/31/25       104,036,005
    52,735,000  U.S. Treasury Note..................................................     0.38%       07/31/27        52,380,687
    98,370,000  U.S. Treasury Note..................................................     0.63%       08/15/30        97,716,762
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT BONDS AND NOTES.........................................................    1,076,032,765
                (Cost $1,074,303,053)                                                                            --------------

CORPORATE BONDS AND NOTES -- 19.2%

                AEROSPACE/DEFENSE -- 0.1%
       143,000  BAE Systems Holdings, Inc. (e)......................................     3.85%       12/15/25           161,829
     1,705,000  Northrop Grumman Corp...............................................     5.25%       05/01/50         2,460,328
                                                                                                                 --------------
                                                                                                                      2,622,157
                                                                                                                 --------------

                AGRICULTURE -- 0.2%
       280,000  BAT Capital Corp....................................................     4.39%       08/15/37           305,567
       545,000  BAT Capital Corp....................................................     4.54%       08/15/47           593,766
     1,010,000  Reynolds American, Inc..............................................     5.70%       08/15/35         1,254,701
     3,735,000  Reynolds American, Inc..............................................     5.85%       08/15/45         4,646,561
                                                                                                                 --------------
                                                                                                                      6,800,595
                                                                                                                 --------------

                AIRLINES -- 0.6%
     1,052,359  American Airlines Pass-Through Trust, Series 2014-1, Class A........     3.70%       10/01/26           882,597
       121,582  American Airlines Pass-Through Trust, Series 2015-2, Class AA.......     3.60%       09/22/27           115,531
     4,046,847  American Airlines Pass-Through Trust, Series 2016-1, Class AA.......     3.58%       01/15/28         3,921,210
       910,708  Continental Airlines Pass-Through Trust, Series 2007-1, Class A.....     5.98%       04/19/22           867,411
       123,284  Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1.........     6.72%       01/02/23           118,475
     5,000,000  Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA.........     2.00%       06/10/28         4,889,334
     9,000,000  JetBlue Pass-Through Trust, Series 2020-1, Class A..................     4.00%       11/15/32         9,299,388
       485,167  US Airways Pass-Through Trust, Series 2012-1, Class A...............     5.90%       10/01/24           455,230
                                                                                                                 --------------
                                                                                                                     20,549,176
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 21

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                AUTO MANUFACTURERS -- 0.9%
$    1,440,000  Daimler Finance North America LLC (e)...............................     2.20%       10/30/21    $    1,465,471
     1,965,000  Daimler Finance North America LLC, 3 Mo. LIBOR +
                   0.90% (b) (e)....................................................     1.18%       02/15/22         1,970,350
       885,000  Ford Motor Credit Co. LLC...........................................     2.34%       11/02/20           884,447
     2,000,000  Ford Motor Credit Co. LLC...........................................     5.09%       01/07/21         2,007,500
     4,190,000  Ford Motor Credit Co. LLC...........................................     3.20%       01/15/21         4,200,475
     1,020,000  Ford Motor Credit Co. LLC...........................................     5.75%       02/01/21         1,034,015
     3,135,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.81% (b)..................     1.11%       04/05/21         3,088,319
       285,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.88% (b)..................     1.15%       10/12/21           275,017
     1,585,000  Ford Motor Credit Co. LLC...........................................     3.81%       10/12/21         1,594,748
     2,916,000  Ford Motor Credit Co. LLC...........................................     5.60%       01/07/22         3,003,393
     2,285,000  Ford Motor Credit Co. LLC...........................................     3.22%       01/09/22         2,281,892
       390,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.27% (b)..................     1.58%       03/28/22           375,555
       705,000  Ford Motor Credit Co. LLC...........................................     3.34%       03/28/22           709,265
       150,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.08% (b)..................     1.33%       08/03/22           141,456
       655,000  Ford Motor Credit Co. LLC...........................................     4.25%       09/20/22           666,390
     1,822,000  General Motors Financial Co., Inc...................................     3.20%       07/06/21         1,851,310
     2,360,000  General Motors Financial Co., Inc...................................     4.38%       09/25/21         2,441,338
     2,140,000  General Motors Financial Co., Inc...................................     4.20%       11/06/21         2,213,545
       760,000  General Motors Financial Co., Inc...................................     3.45%       04/10/22           782,499
     2,095,000  General Motors Financial Co., Inc...................................     3.15%       06/30/22         2,159,309
                                                                                                                 --------------
                                                                                                                     33,146,294
                                                                                                                 --------------
                BANKS -- 2.0%
       180,000  Bank of America Corp. (f)...........................................     3.00%       12/20/23           189,753
     1,500,000  Bank of America Corp., Medium-Term Note (f).........................     1.32%       06/19/26         1,520,606
       210,000  Bank of America Corp., Medium-Term Note (f).........................     4.27%       07/23/29           248,546
       840,000  Bank of America Corp., Medium-Term Note (f).........................     2.50%       02/13/31           886,456
     9,990,000  Bank of America Corp., Medium-Term Note (f).........................     4.08%       03/20/51        12,556,151
     1,505,000  Citigroup, Inc......................................................     3.20%       10/21/26         1,678,458
     1,670,000  Citigroup, Inc. (f).................................................     4.41%       03/31/31         2,034,650
     3,605,000  Citigroup, Inc. (f).................................................     2.57%       06/03/31         3,820,633
     2,720,000  Fifth Third Bancorp.................................................     2.55%       05/05/27         2,951,004
       750,000  Goldman Sachs Group, (The), Inc. (f)................................     2.91%       07/24/23           782,498
     1,950,000  Goldman Sachs Group, (The), Inc. (f)................................     3.27%       09/29/25         2,128,615
       800,000  Goldman Sachs Group, (The), Inc. (f)................................     3.69%       06/05/28           907,958
       920,000  Goldman Sachs Group, (The), Inc.....................................     2.60%       02/07/30           982,446
     1,890,000  JPMorgan Chase & Co. (f)............................................     4.02%       12/05/24         2,091,610
       500,000  JPMorgan Chase & Co.................................................     3.90%       07/15/25           569,095
     1,455,000  JPMorgan Chase & Co.................................................     3.20%       06/15/26         1,629,707
     4,055,000  JPMorgan Chase & Co. (f)............................................     4.49%       03/24/31         5,001,744
     2,360,000  JPMorgan Chase & Co. (f)............................................     2.52%       04/22/31         2,534,251
     2,505,000  JPMorgan Chase & Co. (f)............................................     3.11%       04/22/51         2,737,940
     2,145,000  Morgan Stanley, Global Medium-Term Note, SOFR + 0.70% (b)...........     0.79%       01/20/23         2,151,095
       425,000  Morgan Stanley, Global Medium-Term Note (f).........................     4.43%       01/23/30           513,745
       400,000  PNC Bank N.A........................................................     3.80%       07/25/23           436,411
       690,000  PNC Bank N.A., Bank Note............................................     2.50%       01/22/21           694,786
     4,135,000  Wells Fargo & Co. (f)...............................................     3.07%       04/30/41         4,391,917
     1,600,000  Wells Fargo & Co., Medium-Term Note (f).............................     3.58%       05/22/28         1,796,813
     2,895,000  Wells Fargo & Co., Medium-Term Note (f).............................     2.39%       06/02/28         3,027,412


Page 22                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                BANKS (CONTINUED)
$    5,790,000  Wells Fargo & Co., Medium-Term Note (f).............................     2.88%       10/30/30    $    6,237,077
     4,460,000  Wells Fargo & Co., Medium-Term Note (f).............................     2.57%       02/11/31         4,713,998
     1,500,000  Wells Fargo & Co., Medium-Term Note (f).............................     5.01%       04/04/51         2,054,767
                                                                                                                 --------------
                                                                                                                     71,270,142
                                                                                                                 --------------
                BEVERAGES -- 0.2%
     2,700,000  Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
                   Inc..............................................................     4.90%       02/01/46         3,344,443
       635,000  Anheuser-Busch InBev Worldwide, Inc.................................     4.75%       01/23/29           775,063
     1,200,000  Anheuser-Busch InBev Worldwide, Inc.................................     4.60%       04/15/48         1,432,911
       200,000  Anheuser-Busch InBev Worldwide, Inc.................................     4.44%       10/06/48           233,745
     2,000,000  Constellation Brands, Inc...........................................     3.75%       05/01/50         2,218,845
                                                                                                                 --------------
                                                                                                                      8,005,007
                                                                                                                 --------------
                BIOTECHNOLOGY -- 0.2%
     1,412,000  Amgen, Inc..........................................................     4.40%       05/01/45         1,776,945
       175,000  Gilead Sciences, Inc................................................     3.65%       03/01/26           200,902
     5,510,000  Regeneron Pharmaceuticals, Inc......................................     1.75%       09/15/30         5,409,403
                                                                                                                 --------------
                                                                                                                      7,387,250
                                                                                                                 --------------
                CHEMICALS -- 0.2%
     5,744,000  International Flavors & Fragrances, Inc.............................     5.00%       09/26/48         7,155,776
                                                                                                                 --------------
                COMMERCIAL SERVICES -- 0.3%
     2,000,000  Brown University in Providence in the State of Rhode Island and
                   Providence Plant, Series A.......................................     2.92%       09/01/50         2,198,096
     2,035,000  Duke University, Series 2020........................................     2.83%       10/01/55         2,173,728
     2,500,000  RELX Capital, Inc...................................................     3.00%       05/22/30         2,751,345
       950,000  University of (The) Chicago, Series 20B.............................     2.76%       04/01/45         1,011,573
     1,750,000  William Marsh Rice University.......................................     3.77%       05/15/55         2,268,821
                                                                                                                 --------------
                                                                                                                     10,403,563
                                                                                                                 --------------

                COMPUTERS -- 0.1%
     1,500,000  Apple, Inc..........................................................     2.65%       05/11/50         1,556,117
       732,000  Dell International LLC / EMC Corp. (e)..............................     4.42%       06/15/21           751,003
                                                                                                                 --------------
                                                                                                                      2,307,120
                                                                                                                 --------------

                DIVERSIFIED FINANCIAL SERVICES -- 0.3%
     1,485,000  Air Lease Corp......................................................     3.50%       01/15/22         1,518,224
     1,890,000  Air Lease Corp......................................................     3.25%       03/01/25         1,919,397
       360,000  Air Lease Corp., Medium-Term Note...................................     2.30%       02/01/25           353,895
     2,010,000  GE Capital Funding LLC (e)..........................................     4.40%       05/15/30         2,124,967
     3,445,000  Intercontinental Exchange, Inc......................................     1.85%       09/15/32         3,505,315
       450,000  Raymond James Financial, Inc........................................     4.95%       07/15/46           576,784
                                                                                                                 --------------
                                                                                                                      9,998,582
                                                                                                                 --------------

                ELECTRIC -- 1.5%
     4,128,000  Alliant Energy Finance LLC (e)......................................     3.75%       06/15/23         4,445,432
       200,000  Ameren Illinois Co..................................................     3.70%       12/01/47           240,180
     3,000,000  Appalachian Power Co., Series Z.....................................     3.70%       05/01/50         3,414,234
     5,000,000  Arizona Public Service Co...........................................     3.35%       05/15/50         5,614,381
       750,000  Cleco Power LLC.....................................................     6.00%       12/01/40           991,697


                        See Notes to Financial Statements                Page 23

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                ELECTRIC (CONTINUED)
$      500,000  Consolidated Edison Co. of New York, Inc............................     4.50%       05/15/58    $      643,310
     1,695,000  Dominion Energy, Inc., Series A.....................................     3.30%       03/15/25         1,887,000
       155,000  Duke Energy Carolinas LLC...........................................     3.70%       12/01/47           187,316
     7,229,000  Duquesne Light Holdings, Inc. (e)...................................     5.90%       12/01/21         7,626,821
       750,000  Entergy Texas, Inc..................................................     3.45%       12/01/27           819,296
     1,250,000  Interstate Power and Light Co.......................................     3.25%       12/01/24         1,379,783
     4,855,000  Interstate Power and Light Co.......................................     2.30%       06/01/30         5,106,479
     3,000,000  ITC Holdings Corp. (e)..............................................     2.95%       05/14/30         3,266,300
       830,000  Metropolitan Edison Co. (e).........................................     4.00%       04/15/25           919,880
     2,253,000  Metropolitan Edison Co. (e).........................................     4.30%       01/15/29         2,660,543
    10,000,000  Niagara Mohawk Power Corp. (e)......................................     3.03%       06/27/50        10,710,275
     1,150,000  PNM Resources, Inc..................................................     3.25%       03/09/21         1,165,300
       825,000  Public Service Co. of New Mexico....................................     3.85%       08/01/25           908,827
       300,000  Southwestern Electric Power Co......................................     3.55%       02/15/22           310,841
       700,000  Trans-Allegheny Interstate Line Co. (e).............................     3.85%       06/01/25           770,022
       750,000  Tucson Electric Power Co............................................     5.15%       11/15/21           780,445
       355,000  Virginia Electric and Power Co......................................     4.60%       12/01/48           493,237
     1,505,000  Xcel Energy, Inc....................................................     4.80%       09/15/41         1,929,383
                                                                                                                 --------------
                                                                                                                     56,270,982
                                                                                                                 --------------
                ENGINEERING & CONSTRUCTION -- 0.1%
     3,254,000  PowerTeam Services LLC (e)..........................................     9.03%       12/04/25         3,467,544
                                                                                                                 --------------
                ENTERTAINMENT -- 0.2%
     1,842,000  Caesars Entertainment, Inc. (e).....................................     6.25%       07/01/25         1,954,814
     1,997,000  Churchill Downs, Inc. (e)...........................................     5.50%       04/01/27         2,101,473
       740,000  Churchill Downs, Inc. (e)...........................................     4.75%       01/15/28           756,513
     1,329,000  Live Nation Entertainment, Inc. (e).................................     6.50%       05/15/27         1,450,311
       488,000  Live Nation Entertainment, Inc. (e).................................     4.75%       10/15/27           461,616
                                                                                                                 --------------
                                                                                                                      6,724,727
                                                                                                                 --------------
                ENVIRONMENTAL CONTROL -- 0.1%
     1,573,000  Clean Harbors, Inc. (e).............................................     5.13%       07/15/29         1,723,119
     1,722,000  Waste Pro USA, Inc. (e).............................................     5.50%       02/15/26         1,778,663
                                                                                                                 --------------
                                                                                                                      3,501,782
                                                                                                                 --------------
                FOOD -- 0.5%
     1,000,000  Campbell Soup Co., 3 Mo. LIBOR + 0.63% (b)..........................     0.94%       03/15/21         1,001,982
     1,500,000  Kraft Heinz Foods Co................................................     5.00%       07/15/35         1,739,605
     2,405,000  Kraft Heinz Foods Co................................................     5.00%       06/04/42         2,666,764
     2,635,000  Kraft Heinz Foods Co................................................     5.20%       07/15/45         3,003,044
     3,845,000  Kraft Heinz Foods Co................................................     4.38%       06/01/46         3,950,364
     2,755,000  Kraft Heinz Foods Co. (e)...........................................     4.88%       10/01/49         3,043,087
        97,000  Kroger (The) Co.....................................................     5.40%       01/15/49           133,756
        20,000  Lamb Weston Holdings, Inc. (e)......................................     4.63%       11/01/24            20,923
     1,611,000  Pilgrim's Pride Corp. (e)...........................................     5.88%       09/30/27         1,713,701
     1,250,000  Post Holdings, Inc. (e).............................................     5.50%       12/15/29         1,370,344
       377,000  Post Holdings, Inc. (e).............................................     4.63%       04/15/30           393,965
                                                                                                                 --------------
                                                                                                                     19,037,535
                                                                                                                 --------------


Page 24                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                FOREST PRODUCTS & PAPER -- 0.1%
$    2,200,000  Georgia-Pacific LLC (e).............................................     2.30%       04/30/30    $    2,340,531
                                                                                                                 --------------
                GAS -- 0.0%
       500,000  Piedmont Natural Gas Co., Inc.......................................     3.35%       06/01/50           561,494
       400,000  Southern Co. Gas Capital Corp.......................................     5.88%       03/15/41           555,267
       200,000  Spire, Inc..........................................................     3.54%       02/27/24           212,418
                                                                                                                 --------------
                                                                                                                      1,329,179
                                                                                                                 --------------
                HEALTHCARE-PRODUCTS -- 0.2%
     2,390,000  Alcon Finance Corp. (e).............................................     2.75%       09/23/26         2,601,886
     1,500,000  Alcon Finance Corp. (e).............................................     2.60%       05/27/30         1,593,434
     3,015,000  DENTSPLY SIRONA, Inc................................................     3.25%       06/01/30         3,273,120
     1,180,000  Zimmer Biomet Holdings, Inc.........................................     3.55%       03/20/30         1,319,146
                                                                                                                 --------------
                                                                                                                      8,787,586
                                                                                                                 --------------
                HEALTHCARE-SERVICES -- 1.8%
     1,300,000  Advocate Health & Hospitals Corp., Series 2020......................     3.01%       06/15/50         1,385,400
       120,000  Anthem, Inc.........................................................     3.65%       12/01/27           137,894
     2,300,000  Anthem, Inc.........................................................     2.88%       09/15/29         2,512,600
     2,485,000  Banner Health, Series 2020..........................................     3.18%       01/01/50         2,738,214
       200,000  Centene Corp. (e)...................................................     5.38%       08/15/26           212,563
     8,070,000  Centene Corp........................................................     4.63%       12/15/29         8,865,097
     5,154,000  Encompass Health Corp...............................................     4.75%       02/01/30         5,380,106
     5,215,000  Hackensack Meridian Health, Inc., Series 2020.......................     2.88%       09/01/50         5,215,159
     1,428,000  HCA, Inc............................................................     4.75%       05/01/23         1,571,135
     2,315,000  HCA, Inc............................................................     5.00%       03/15/24         2,618,008
     3,490,000  HCA, Inc............................................................     4.13%       06/15/29         4,025,483
     3,379,000  HCA, Inc............................................................     3.50%       09/01/30         3,561,217
       400,000  HCA, Inc............................................................     5.13%       06/15/39           498,164
     1,540,000  HCA, Inc............................................................     5.25%       06/15/49         1,940,033
       500,000  Humana, Inc.........................................................     3.15%       12/01/22           526,341
       360,000  Humana, Inc.........................................................     2.90%       12/15/22           378,411
     3,475,000  Methodist (The) Hospital, Series 20A................................     2.71%       12/01/50         3,474,638
     1,386,000  Molina Healthcare, Inc..............................................     5.38%       11/15/22         1,454,780
     2,000,000  Molina Healthcare, Inc. (e).........................................     4.38%       06/15/28         2,092,000
       200,000  New York and Presbyterian (The) Hospital............................     3.56%       08/01/36           223,506
     3,230,000  NYU Langone Hospitals, Series 2020..................................     3.38%       07/01/55         3,374,035
       650,000  Partners Healthcare System, Inc., Series 2020.......................     3.34%       07/01/60           715,422
     1,509,000  Stanford Health Care, Series 2018...................................     3.80%       11/15/48         1,900,252
       101,000  Tenet Healthcare Corp...............................................     4.63%       07/15/24           103,424
     1,213,000  Tenet Healthcare Corp. (e)..........................................     4.88%       01/01/26         1,263,024
     3,943,000  Tenet Healthcare Corp. (e)..........................................     5.13%       11/01/27         4,170,511
     1,440,000  UnitedHealth Group, Inc.............................................     3.75%       07/15/25         1,651,843
       160,000  UnitedHealth Group, Inc.............................................     4.45%       12/15/48           213,610
       605,000  UnitedHealth Group, Inc.............................................     3.70%       08/15/49           735,265
     1,185,000  UnitedHealth Group, Inc.............................................     2.90%       05/15/50         1,262,937
       725,000  UnitedHealth Group, Inc.............................................     3.88%       08/15/59           909,945
                                                                                                                 --------------
                                                                                                                     65,111,017
                                                                                                                 --------------

                INSURANCE -- 0.8%
     3,050,000  Aon Corp............................................................     2.80%       05/15/30         3,311,986
     1,465,000  Berkshire Hathaway Finance Corp.....................................     4.20%       08/15/48         1,892,037


                        See Notes to Financial Statements                Page 25

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                INSURANCE (CONTINUED)
$      700,000  Farmers Exchange Capital III (e) (f)................................     5.45%       10/15/54    $      846,637
       600,000  Farmers Insurance Exchange (e)......................................     8.63%       05/01/24           707,490
     3,495,000  Farmers Insurance Exchange (e) (f)..................................     4.75%       11/01/57         3,606,298
     1,800,000  Massachusetts Mutual Life Insurance Co. (e).........................     3.38%       04/15/50         1,871,231
       525,000  Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (b) (e)........     2.60%       12/15/24           524,672
     5,785,000  New York Life Insurance Co. (e).....................................     3.75%       05/15/50         6,605,144
     3,000,000  Teachers Insurance & Annuity Association of America (e).............     4.27%       05/15/47         3,572,133
     3,770,000  Teachers Insurance & Annuity Association of America (e).............     3.30%       05/15/50         3,920,682
       240,000  Teachers Insurance & Annuity Association of America (e) (f).........     4.38%       09/15/54           255,857
     2,055,000  Willis North America, Inc...........................................     2.95%       09/15/29         2,231,723
                                                                                                                 --------------
                                                                                                                     29,345,890
                                                                                                                 --------------
                MEDIA -- 0.9%
       633,000  CCO Holdings LLC / CCO Holdings Capital Corp. (e)...................     5.38%       06/01/29           695,439
     1,003,000  CCO Holdings LLC / CCO Holdings Capital Corp. (e)...................     4.50%       08/15/30         1,065,692
     3,322,000  CCO Holdings LLC / CCO Holdings Capital Corp. (e)...................     4.25%       02/01/31         3,479,312
     2,475,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     4.91%       07/23/25         2,881,960
     1,471,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     5.38%       04/01/38         1,797,060
       100,000  Comcast Corp........................................................     3.97%       11/01/47           120,364
       345,000  CSC Holdings LLC (e)................................................     5.38%       02/01/28           368,936
     2,929,000  CSC Holdings LLC (e)................................................     6.50%       02/01/29         3,300,617
     1,650,000  Time Warner Cable LLC...............................................     5.88%       11/15/40         2,105,609
     2,450,000  Time Warner Cable LLC...............................................     5.50%       09/01/41         3,019,348
       300,000  ViacomCBS, Inc......................................................     3.70%       08/15/24           329,336
       200,000  ViacomCBS, Inc......................................................     3.70%       06/01/28           221,847
     4,000,000  ViacomCBS, Inc......................................................     4.95%       01/15/31         4,788,363
     2,040,000  Walt Disney (The) Co................................................     2.65%       01/13/31         2,214,585
     5,770,000  Walt Disney (The) Co................................................     3.60%       01/13/51         6,606,810
                                                                                                                 --------------
                                                                                                                     32,995,278
                                                                                                                 --------------
                MISCELLANEOUS MANUFACTURING -- 0.2%
     1,000,000  General Electric Co., Global Medium-Term Note.......................     6.88%       01/10/39         1,275,828
     1,000,000  General Electric Co., Medium-Term Note, 3 Mo. LIBOR +
                   0.38% (b)........................................................     0.63%       05/05/26           925,706
     2,775,000  General Electric Co., Medium-Term Note..............................     6.75%       03/15/32         3,479,662
     1,395,000  General Electric Co., Medium-Term Note..............................     5.88%       01/14/38         1,612,709
                                                                                                                 --------------
                                                                                                                      7,293,905
                                                                                                                 --------------
                OIL & GAS -- 0.5%
       273,000  Antero Resources Corp...............................................     5.13%       12/01/22           235,387
     3,644,000  Antero Resources Corp...............................................     5.63%       06/01/23         2,911,738
       665,000  Antero Resources Corp...............................................     5.00%       03/01/25           457,261
     2,435,000  BP Capital Markets America, Inc.....................................     3.63%       04/06/30         2,806,625
     3,000,000  Chevron Corp........................................................     2.24%       05/11/30         3,207,690
        33,000  Endeavor Energy Resources L.P. / EER Finance, Inc. (e)..............     5.75%       01/30/28            33,819
     1,770,000  EQT Corp............................................................     3.90%       10/01/27         1,716,334
     1,450,000  Exxon Mobil Corp....................................................     2.61%       10/15/30         1,579,988
       635,000  Exxon Mobil Corp....................................................     4.23%       03/19/40           787,420


Page 26                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                OIL & GAS (CONTINUED)
$    3,180,000  Exxon Mobil Corp....................................................     4.33%       03/19/50    $    4,091,978
         7,000  Gulfport Energy Corp................................................     6.38%       05/15/25             4,156
       400,000  Hess Corp...........................................................     5.60%       02/15/41           461,304
                                                                                                                 --------------
                                                                                                                     18,293,700
                                                                                                                 --------------
                OIL & GAS SERVICES -- 0.1%
     1,510,000  USA Compression Partners L.P. / USA Compression Finance
                   Corp.............................................................     6.88%       04/01/26         1,558,682
       350,000  USA Compression Partners L.P. / USA Compression Finance
                   Corp.............................................................     6.88%       09/01/27           362,842
                                                                                                                 --------------
                                                                                                                      1,921,524
                                                                                                                 --------------
                PACKAGING & CONTAINERS -- 0.4%
       650,000  Amcor Finance USA, Inc..............................................     4.50%       05/15/28           763,914
     5,000,000  Bemis Co., Inc......................................................     2.63%       06/19/30         5,382,694
        50,000  Graphic Packaging International LLC.................................     4.88%       11/15/22            52,551
     3,150,000  Graphic Packaging International LLC (e).............................     4.75%       07/15/27         3,491,366
       240,000  Matthews International Corp. (e)....................................     5.25%       12/01/25           227,675
       140,000  Mauser Packaging Solutions Holding Co. (e)..........................     5.50%       04/15/24           142,304
     1,840,000  Sealed Air Corp. (e)................................................     4.00%       12/01/27         1,964,200
       355,000  WRKCo, Inc..........................................................     4.90%       03/15/29           437,666
     3,670,000  WRKCo, Inc..........................................................     3.00%       06/15/33         3,984,070
                                                                                                                 --------------
                                                                                                                     16,446,440
                                                                                                                 --------------
                PHARMACEUTICALS -- 1.6%
     1,550,000  AbbVie, Inc. (e)....................................................     3.80%       03/15/25         1,734,818
     4,450,000  AbbVie, Inc. (e)....................................................     3.20%       11/21/29         4,947,828
       690,000  AbbVie, Inc. (e)....................................................     4.05%       11/21/39           808,801
     4,150,000  AbbVie, Inc.........................................................     4.40%       11/06/42         5,023,978
     1,870,000  AbbVie, Inc.........................................................     4.45%       05/14/46         2,272,199
       450,000  AbbVie, Inc.........................................................     4.88%       11/14/48           582,556
        25,000  AbbVie, Inc. (e)....................................................     4.25%       11/21/49            30,284
     1,895,000  Bayer US Finance II LLC (e).........................................     3.88%       12/15/23         2,080,079
     1,045,000  Bayer US Finance II LLC (e).........................................     3.38%       07/15/24         1,136,214
     2,085,000  Bayer US Finance II LLC (e).........................................     4.25%       12/15/25         2,400,537
     3,160,000  Bayer US Finance II LLC (e).........................................     4.38%       12/15/28         3,711,094
       815,000  Bayer US Finance II LLC (e).........................................     4.63%       06/25/38           975,541
       425,000  Bayer US Finance II LLC (e).........................................     4.40%       07/15/44           483,075
     2,540,000  Bayer US Finance II LLC (e).........................................     4.88%       06/25/48         3,152,516
       460,000  Bayer US Finance LLC (e)............................................     3.38%       10/08/24           504,211
        88,000  Becton Dickinson and Co.............................................     3.25%       11/12/20            88,430
     1,000,000  Becton Dickinson and Co.............................................     2.89%       06/06/22         1,038,477
     3,385,000  Becton Dickinson and Co.............................................     3.36%       06/06/24         3,686,454
     1,000,000  Becton Dickinson and Co.............................................     6.70%       08/01/28         1,265,628
     2,000,000  Cigna Corp..........................................................     3.40%       03/01/27         2,242,861
        75,000  Cigna Corp..........................................................     3.05%       10/15/27            83,257
     4,204,000  Cigna Corp..........................................................     2.40%       03/15/30         4,422,543
     1,030,000  Cigna Corp..........................................................     3.88%       10/15/47         1,180,813
     2,129,000  Cigna Corp..........................................................     4.90%       12/15/48         2,856,747
       150,000  CVS Health Corp.....................................................     3.88%       07/20/25           170,056
     1,850,000  CVS Health Corp.....................................................     5.13%       07/20/45         2,399,109


                        See Notes to Financial Statements                Page 27

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                PHARMACEUTICALS (CONTINUED)
$    4,775,000  CVS Health Corp.....................................................     5.05%       03/25/48    $    6,236,797
       535,000  Elanco Animal Health, Inc...........................................     5.27%       08/28/23           586,828
     2,443,000  Elanco Animal Health, Inc...........................................     5.90%       08/28/28         2,899,572
        75,000  Johnson & Johnson...................................................     3.63%       03/03/37            91,728
                                                                                                                 --------------
                                                                                                                     59,093,031
                                                                                                                 --------------
                PIPELINES -- 1.2%
       140,000  Cheniere Energy Partners L.P........................................     5.25%       10/01/25           141,890
       145,000  Energy Transfer Operating L.P.......................................     5.20%       02/01/22           151,144
       198,000  Energy Transfer Operating L.P.......................................     5.50%       06/01/27           221,438
     2,030,000  Energy Transfer Operating L.P.......................................     4.95%       06/15/28         2,177,869
       315,000  Energy Transfer Operating L.P.......................................     3.75%       05/15/30           313,273
     3,200,000  Energy Transfer Operating L.P.......................................     4.90%       03/15/35         3,190,911
       260,000  Energy Transfer Operating L.P.......................................     5.15%       03/15/45           243,837
     2,600,000  Energy Transfer Operating L.P.......................................     6.13%       12/15/45         2,663,897
     2,000,000  Energy Transfer Operating L.P.......................................     6.25%       04/15/49         2,104,525
     1,015,000  Energy Transfer Operating L.P.......................................     5.00%       05/15/50           972,718
     1,270,000  Kinder Morgan Energy Partners L.P...................................     5.80%       03/15/35         1,577,059
       650,000  Kinder Morgan, Inc..................................................     5.30%       12/01/34           780,630
       922,000  NGPL PipeCo LLC (e).................................................     4.38%       08/15/22           956,534
     3,640,000  NGPL PipeCo LLC (e).................................................     4.88%       08/15/27         3,990,973
       273,390  Pipeline Funding Co. LLC (e)........................................     7.50%       01/15/30           376,946
       150,000  Plains All American Pipeline L.P. / PAA Finance Corp................     2.85%       01/31/23           153,643
       200,000  Plains All American Pipeline L.P. / PAA Finance Corp................     3.85%       10/15/23           211,027
        50,000  Plains All American Pipeline L.P. / PAA Finance Corp................     4.65%       10/15/25            54,424
       885,000  Plains All American Pipeline L.P. / PAA Finance Corp................     4.50%       12/15/26           963,544
       425,000  Plains All American Pipeline L.P. / PAA Finance Corp................     3.55%       12/15/29           424,378
       716,000  Rockies Express Pipeline LLC (e)....................................     4.95%       07/15/29           721,370
     1,500,000  Rockies Express Pipeline LLC (e)....................................     4.80%       05/15/30         1,491,562
     1,360,000  Rockies Express Pipeline LLC (e)....................................     6.88%       04/15/40         1,407,600
       390,682  Ruby Pipeline LLC (e)...............................................     7.00%       04/01/22           348,771
       325,000  Sabine Pass Liquefaction LLC........................................     5.63%       03/01/25           378,554
     1,000,000  Sabine Pass Liquefaction LLC........................................     5.00%       03/15/27         1,138,329
     2,000,000  Sabine Pass Liquefaction LLC........................................     4.20%       03/15/28         2,200,873
     3,000,000  Sabine Pass Liquefaction LLC (e)....................................     4.50%       05/15/30         3,437,831
       400,000  Sunoco Logistics Partners Operations L.P............................     3.90%       07/15/26           419,959
     1,135,000  Sunoco Logistics Partners Operations L.P............................     5.30%       04/01/44         1,080,203
     1,606,000  Sunoco Logistics Partners Operations L.P............................     5.40%       10/01/47         1,596,932
       145,000  TC PipeLines L.P....................................................     4.65%       06/15/21           148,133
     1,000,000  TC PipeLines L.P....................................................     4.38%       03/13/25         1,083,378
     1,250,000  TC PipeLines L.P....................................................     3.90%       05/25/27         1,350,638
     1,775,000  TransMontaigne Partners L.P. / TLP Finance Corp.....................     6.13%       02/15/26         1,813,056
       400,000  Williams Cos (The), Inc.............................................     4.50%       11/15/23           442,471
       600,000  Williams Cos (The), Inc.............................................     4.30%       03/04/24           659,554
       500,000  Williams Cos (The), Inc.............................................     5.10%       09/15/45           586,514
                                                                                                                 --------------
                                                                                                                     41,976,388
                                                                                                                 --------------
                REAL ESTATE INVESTMENT TRUSTS -- 1.8%
       250,000  Alexandria Real Estate Equities, Inc................................     4.30%       01/15/26           290,722
     1,107,000  Alexandria Real Estate Equities, Inc................................     3.80%       04/15/26         1,267,708
       612,000  Alexandria Real Estate Equities, Inc................................     4.50%       07/30/29           749,912


Page 28                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
$    4,320,000  American Campus Communities Operating Partnership L.P...............     3.75%       04/15/23    $    4,533,208
       800,000  American Campus Communities Operating Partnership L.P...............     4.13%       07/01/24           866,118
     4,545,000  American Campus Communities Operating Partnership L.P...............     3.30%       07/15/26         4,874,448
       250,000  American Campus Communities Operating Partnership L.P...............     3.63%       11/15/27           264,030
       215,000  American Tower Corp.................................................     3.00%       06/15/23           229,008
       785,000  Boston Properties L.P...............................................     3.20%       01/15/25           854,442
     1,945,000  Boston Properties L.P...............................................     3.25%       01/30/31         2,125,949
       625,000  CC Holdings GS V LLC / Crown Castle GS III Corp.....................     3.85%       04/15/23           675,161
       750,000  CubeSmart L.P.......................................................     4.38%       02/15/29           879,508
     3,425,000  CyrusOne L.P. / CyrusOne Finance Corp...............................     2.90%       11/15/24         3,666,617
     2,710,000  GLP Capital L.P. / GLP Financing II, Inc............................     3.35%       09/01/24         2,750,365
     1,000,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.25%       06/01/25         1,084,790
     1,750,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.38%       04/15/26         1,945,335
     1,210,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.30%       01/15/29         1,341,751
       475,000  GLP Capital L.P. / GLP Financing II, Inc............................     4.00%       01/15/30           493,751
     7,005,000  GLP Capital L.P. / GLP Financing II, Inc............................     4.00%       01/15/31         7,273,292
     1,175,000  Healthcare Realty Trust, Inc........................................     3.75%       04/15/23         1,236,224
       914,000  Healthcare Realty Trust, Inc........................................     3.63%       01/15/28           982,660
     2,000,000  Healthcare Trust of America Holdings L.P............................     3.10%       02/15/30         2,117,559
        20,000  Healthpeak Properties, Inc..........................................     4.25%       11/15/23            21,914
       475,000  Healthpeak Properties, Inc..........................................     3.88%       08/15/24           530,018
     1,430,000  Healthpeak Properties, Inc..........................................     3.00%       01/15/30         1,557,593
     3,335,000  Hudson Pacific Properties L.P.......................................     3.95%       11/01/27         3,613,829
     1,000,000  Hudson Pacific Properties L.P.......................................     4.65%       04/01/29         1,129,828
     1,000,000  Kilroy Realty L.P...................................................     3.45%       12/15/24         1,063,285
       860,000  Kilroy Realty L.P...................................................     2.50%       11/15/32           845,425
     1,300,000  Kimco Realty Corp...................................................     3.40%       11/01/22         1,368,016
     1,605,000  Lexington Realty Trust..............................................     2.70%       09/15/30         1,629,166
       200,000  Life Storage L.P....................................................     3.88%       12/15/27           222,623
        40,000  MGM Growth Properties Operating Partnership L.P. / MGP Finance
                   Co.-Issuer, Inc..................................................     5.63%       05/01/24            43,304
     1,714,000  MGM Growth Properties Operating Partnership L.P. / MGP Finance
                   Co.-Issuer, Inc. (e).............................................     4.63%       06/15/25         1,801,414
        80,000  MGM Growth Properties Operating Partnership L.P. / MGP Finance
                   Co.-Issuer, Inc..................................................     4.50%       01/15/28            82,485
       176,000  National Retail Properties, Inc.....................................     3.30%       04/15/23           185,110
       350,000  Piedmont Operating Partnership L.P..................................     3.40%       06/01/23           360,877
       670,000  Piedmont Operating Partnership L.P..................................     3.15%       08/15/30           659,662
        22,000  SBA Communications Corp.............................................     4.88%       09/01/24            22,626
     6,580,000  SL Green Operating Partnership L.P., 3 Mo. LIBOR + 0.98% (b)........     1.26%       08/16/21         6,526,708
       300,000  SL Green Operating Partnership L.P..................................     3.25%       10/15/22           306,547
       550,000  SL Green Realty Corp................................................     4.50%       12/01/22           573,891
     1,000,000  Ventas Realty L.P...................................................     2.65%       01/15/25         1,045,237
       400,000  Ventas Realty L.P...................................................     3.85%       04/01/27           432,266
       550,000  WEA Finance LLC (e).................................................     3.15%       04/05/22           559,690
        75,000  Welltower, Inc......................................................     4.50%       01/15/24            82,314
     1,125,000  Welltower, Inc......................................................     4.00%       06/01/25         1,268,232
                                                                                                                 --------------
                                                                                                                     66,434,618
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 29

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                RETAIL -- 0.1%
$      770,000  McDonald's Corp., Medium-Term Note..................................     3.63%       09/01/49    $      872,682
       390,000  Rite Aid Corp. (e)..................................................     8.00%       11/15/26           396,825
     1,760,000  Starbucks Corp......................................................     2.25%       03/12/30         1,824,088
       500,000  Walgreens Boots Alliance, Inc.......................................     3.30%       11/18/21           514,761
       150,000  Walgreens Boots Alliance, Inc.......................................     3.80%       11/18/24           165,850
                                                                                                                 --------------
                                                                                                                      3,774,206
                                                                                                                 --------------
                SEMICONDUCTORS -- 0.3%
     2,880,000  Broadcom Corp. / Broadcom Cayman Finance Ltd........................     3.63%       01/15/24         3,112,895
       935,000  Broadcom, Inc.......................................................     3.63%       10/15/24         1,025,490
     5,400,000  Intel Corp..........................................................     4.75%       03/25/50         7,505,808
                                                                                                                 --------------
                                                                                                                     11,644,193
                                                                                                                 --------------
                SOFTWARE -- 0.1%
       140,000  Change Healthcare Holdings LLC / Change Healthcare Finance,
                   Inc. (e).........................................................     5.75%       03/01/25           142,275
     1,400,000  Fiserv, Inc.........................................................     2.25%       06/01/27         1,487,729
       510,000  Fiserv, Inc.........................................................     2.65%       06/01/30           549,293
     2,372,000  SS&C Technologies, Inc. (e).........................................     5.50%       09/30/27         2,543,614
                                                                                                                 --------------
                                                                                                                      4,722,911
                                                                                                                 --------------
                TELECOMMUNICATIONS -- 1.6%
     1,025,000  AT&T, Inc...........................................................     4.30%       02/15/30         1,225,644
     3,175,000  AT&T, Inc...........................................................     4.50%       05/15/35         3,808,372
     1,000,000  AT&T, Inc...........................................................     5.25%       03/01/37         1,265,160
     1,640,000  AT&T, Inc...........................................................     4.30%       12/15/42         1,871,617
     1,947,000  AT&T, Inc...........................................................     4.80%       06/15/44         2,352,951
     8,270,000  AT&T, Inc...........................................................     4.75%       05/15/46         9,959,095
       500,000  AT&T, Inc...........................................................     5.15%       11/15/46           629,435
     4,000,000  AT&T, Inc...........................................................     4.50%       03/09/48         4,720,727
     3,875,000  AT&T, Inc...........................................................     3.30%       02/01/52         3,858,165
     1,422,000  CenturyLink, Inc. (e)...............................................     4.00%       02/15/27         1,445,975
       215,000  Level 3 Financing, Inc..............................................     5.38%       01/15/24           218,202
       140,000  Level 3 Financing, Inc. (e).........................................     4.63%       09/15/27           146,901
     1,150,000  Level 3 Financing, Inc. (e).........................................     3.88%       11/15/29         1,252,068
       185,000  Qwest Corp..........................................................     7.25%       09/15/25           214,870
     1,000,000  SES GLOBAL Americas Holdings G.P. (e)...............................     5.30%       03/25/44         1,047,681
     3,249,000  Sprint Corp.........................................................     7.88%       09/15/23         3,783,054
     1,014,063  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (e).........................................     3.36%       09/20/21         1,027,514
     2,835,000  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (e).........................................     4.74%       03/20/25         3,085,203
     4,030,000  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (e).........................................     5.15%       03/20/28         4,752,015
     1,423,000  T-Mobile USA, Inc. (e)..............................................     3.88%       04/15/30         1,632,864
     4,540,000  T-Mobile USA, Inc. (e)..............................................     2.55%       02/15/31         4,752,881
     2,845,000  T-Mobile USA, Inc. (e)..............................................     4.38%       04/15/40         3,407,798
     1,150,000  Verizon Communications, Inc.........................................     4.13%       03/16/27         1,361,778
     1,150,000  Verizon Communications, Inc.........................................     3.15%       03/22/30         1,303,519
                                                                                                                 --------------
                                                                                                                     59,123,489
                                                                                                                 --------------
                TOTAL CORPORATE BONDS AND NOTES................................................................     699,282,118
                (Cost $656,840,936)                                                                              --------------


Page 30                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES -- 6.5%

                ACE Securities Corp. Home Equity Loan Trust
$   18,247,887     Series 2007-HE1, Class A1, 1 Mo. LIBOR + 0.15% (b)...............     0.33%       01/25/37    $   12,419,497
    15,558,752     Series 2007-WM2, Class A1, 1 Mo. LIBOR + 0.21% (b)...............     0.39%       02/25/37         8,891,726
                Ajax Mortgage Loan Trust
     5,171,752     Series 2019-F, Class A1, steps up to 3.86% on 11/25/26 (e) (g)...     2.86%       07/25/59         5,313,352
                Ammc CLO 19 Ltd.
     4,675,000     Series 2016-19A, Class AR, 3 Mo. LIBOR + 1.14% (b) (e)...........     1.42%       10/16/28         4,646,950
                Argent Securities, Inc.
       255,000     Series 2005-W2, Class M1, 1 Mo. LIBOR + 0.49% (b)................     0.67%       10/25/35           251,002
                Asset Backed Funding Certificates Trust
    10,740,902     Series 2006-HE1, Class A2B, 1 Mo. LIBOR + 0.11% (b)..............     0.29%       01/25/37         7,610,309
        87,975     Series 2006-OPT1, Class A2, 1 Mo. LIBOR + 0.14% (b)..............     0.32%       09/25/36            86,978
                Barings CLO Ltd.
       374,709     Series 2013-IA, Class AR, 3 Mo. LIBOR + 0.80% (b) (e)............     1.07%       01/20/28           371,300
       767,000     Series 2016-2A, Class AR, 3 Mo. LIBOR + 1.08% (b) (e)............     1.35%       07/20/28           766,737
                BlueMountain CLO Ltd.
       545,802     Series 2013-2A, Class A1R, 3 Mo. LIBOR + 1.18% (b) (e)...........     1.44%       10/22/30           541,612
                Brazos Higher Education Authority, Inc.
       270,000     Series 2011-1, Class A3, 3 Mo. LIBOR + 1.05% (b).................     1.30%       11/25/33           266,159
       300,000     Series 2011-2, Class A3, 3 Mo. LIBOR + 1.00% (b).................     1.24%       10/27/36           298,246
                Carrington Mortgage Loan Trust
     1,470,000     Series 2006-OPT1, Class M1, 1 Mo. LIBOR + 0.35% (b)..............     0.53%       02/25/36         1,445,616
                Citigroup Mortgage Loan Trust
     1,600,000     Series 2006-HE2, Class M1, 1 Mo. LIBOR + 0.29% (b)...............     0.47%       08/25/36         1,573,834
                Dryden Senior Loan Fund
       900,000     Series 2013-26A, Class AR, 3 Mo. LIBOR + 0.90% (b) (e)...........     1.18%       04/15/29           893,868
       572,000     Series 2013-28A, Class A1LR, 3 Mo. LIBOR + 1.20% (b) (e).........     1.48%       08/15/30           570,666
                ECMC Group Student Loan Trust
     1,711,534     Series 2017-2A, Class A, 1 Mo. LIBOR + 1.05% (b) (e).............     1.23%       05/25/67         1,693,703
                EFS Volunteer No 3 LLC
       151,239     Series 2012-1, Class A3, 1 Mo. LIBOR + 1.00% (b) (e).............     1.18%       04/25/33           149,816
                First Franklin Mortgage Loan Trust
       263,908     Series 2006-FF13, Class A2C, 1 Mo. LIBOR + 0.16% (b).............     0.34%       10/25/36           203,827
    15,849,027     Series 2007-FF2, Class A1, 1 Mo. LIBOR + 0.14% (b)...............     0.32%       03/25/37        10,900,205
                GE-WMC Mortgage Securities LLC
       960,597     Series 2005-1, Class M1, 1 Mo. LIBOR + 0.66% (b).................     0.84%       10/25/35           949,277
                Goal Capital Funding Trust
     5,100,000     Series 2007-1, Class A5, 3 Mo. LIBOR + 0.16% (b).................     0.46%       03/25/42         4,509,833
                GoldenTree Loan Management US CLO Ltd.
     4,227,000     Series 2017-1A, Class AR, 3 Mo. LIBOR + 0.95% (b) (e)............     1.22%       04/20/29         4,199,335
     5,000,000     Series 2020-8A, Class A, 3 Mo. LIBOR + 1.55% (b) (e).............     1.75%       07/20/31         4,998,001
                GSAA Home Equity Trust
     1,700,000     Series 2005-6, Class M1, 1 Mo. LIBOR + 0.43% (b).................     0.61%       06/25/35         1,689,551
                JP Morgan Mortgage Acquisition Trust
       161,918     Series 2006-ACC1, Class M1, 1 Mo. LIBOR + 0.27% (b)..............     0.45%       05/25/36           161,065
     2,602,383     Series 2006-WF1, Class A6, steps up to 6.50% after Redemption
                      Date (g)......................................................     6.00%       07/25/36         1,230,897
    16,819,891     Series 2006-WMC2, Class A4, 1 Mo. LIBOR + 0.15% (b)..............     0.33%       07/25/36        10,469,371
     8,581,577     Series 2006-WMC2, Class A5, 1 Mo. LIBOR + 0.25% (b)..............     0.43%       07/25/36         5,469,686


                        See Notes to Financial Statements                Page 31

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                JP Morgan Mortgage Acquisition Trust (Continued)
$      405,000     Series 2007-CH2, Class MV1, 1 Mo. LIBOR + 0.28% (b)..............     0.46%       01/25/37    $      389,603
                Legacy Mortgage Asset Trust
     3,847,516     Series 2019-GS1, Class A1 (b) (e)................................     4.00%       01/25/59         3,949,124
     2,183,337     Series 2019-GS4, Class A1 (b) (e)................................     3.44%       05/25/59         2,205,974
                Lehman XS Trust
     4,482,362     Series 2006-9, Class A1C, 1 Mo. LIBOR + 0.26% (b)................     0.44%       05/25/46         4,094,176
                Long Beach Mortgage Loan Trust
       826,218     Series 2006-1, Class 1A, 1 Mo. LIBOR + 0.22% (b).................     0.40%       02/25/36           802,093
                Magnetite CLO Ltd.
       800,000     Series 2019-21A, Class A, 3 Mo. LIBOR + 1.28% (b) (e)............     1.55%       04/20/30           798,185
                Magnetite VII Ltd.
     4,691,000     Series 2012-7A, Class A1R2, 3 Mo. LIBOR + 0.80% (b) (e)..........     1.08%       01/15/28         4,644,090
                Magnetite XXVII Ltd.
     2,500,000     Series 2020-27A, Class A1, 3 Mo. LIBOR + 1.55% (b) (e)...........     1.82%       07/20/33         2,499,834
                Mastr Asset Backed Securities Trust
     8,407,286     Series 2006-WMC3, Class A2, 1 Mo. LIBOR + 0.05% (b)..............     0.23%       08/25/36         3,789,087
                Merrill Lynch First Franklin Mortgage Loan Trust
       371,114     Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.13% (b)................     0.31%       06/25/37           278,487
                Mid-State Trust
       186,853     Series 2003-11, Class A1.........................................     4.86%       07/15/38           200,606
                Morgan Stanley ABS Capital I, Inc. Trust
    11,026,108     Series 2006-HE4, Class A3, 1 Mo. LIBOR + 0.30% (b)...............     0.48%       06/25/36         7,281,131
     6,676,902     Series 2006-HE8, Class A2B, 1 Mo. LIBOR + 0.10% (b)..............     0.28%       10/25/36         4,028,783
       974,715     Series 2006-NC1, Class M1, 1 Mo. LIBOR + 0.38% (b)...............     0.56%       12/25/35           962,779
     7,416,526     Series 2007-HE1, Class A2D, 1 Mo. LIBOR + 0.23% (b)..............     0.41%       11/25/36         5,250,433
    23,542,244     Series 2007-HE2, Class A2D, 1 Mo. LIBOR + 0.21% (b)..............     0.39%       01/25/37        14,598,654
                Navient Student Loan Trust
       283,660     Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (b).................     0.69%       06/25/31           274,254
       234,900     Series 2014-3, Class A, 1 Mo. LIBOR + 0.62% (b)..................     0.80%       03/25/83           225,568
        73,353     Series 2014-5, Class A, 1 Mo. LIBOR + 0.62% (b)..................     0.80%       03/25/83            70,688
       194,718     Series 2015-1, Class A2, 1 Mo. LIBOR + 0.60% (b).................     0.78%       04/25/40           190,331
     1,750,000     Series 2016-2A, Class A3, 1 Mo. LIBOR + 1.50% (b) (e)............     1.68%       06/25/65         1,755,076
     4,000,442     Series 2016-5A, Class A, 1 Mo. LIBOR + 1.25% (b) (e).............     1.43%       06/25/65         4,008,977
       300,000     Series 2017-3A, Class A3, 1 Mo. LIBOR + 1.05% (b) (e)............     1.23%       07/26/66           299,123
     3,596,921     Series 2017-5A, Class A, 1 Mo. LIBOR + 0.80% (b) (e).............     0.98%       07/26/66         3,500,000
                New Century Home Equity Loan Trust
     2,600,000     Series 2005-4, Class M3, 1 Mo. LIBOR + 0.55% (b).................     0.73%       09/25/35         2,554,128
                OCP CLO Ltd.
     6,200,000     Series 2020-19A, Class A1, 3 Mo. LIBOR + 1.75% (b) (e)...........     2.07%       07/20/31         6,218,909
                Palmer Square Loan Funding Ltd.
       208,823     Series 2019-1A, Class A1, 3 Mo. LIBOR + 1.05% (b) (e)............     1.32%       04/20/27           207,665
     1,870,687     Series 2019-4A, Class A1, 3 Mo. LIBOR + 0.90% (b) (e)............     1.16%       10/24/27         1,850,965
                Residential Asset Mortgage Products, Inc.
       155,968     Series 2006-RZ1, Class M2, 1 Mo. LIBOR + 0.42% (b)...............     0.60%       03/25/36           155,845
     2,000,000     Series 2006-RZ1, Class M3, 1 Mo. LIBOR + 0.45% (b)...............     0.63%       03/25/36         1,977,021
                Residential Asset Securities Corp.
       247,036     Series 2006-EMX3, Class A3, 1 Mo. LIBOR + 0.28% (b)..............     0.46%       04/25/36           241,976
     1,445,000     Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.33% (b)...............     0.51%       04/25/36         1,393,058
           971     Series 2006-KS4, Class A4, 1 Mo. LIBOR + 0.24% (b)...............     0.42%       06/25/36               973


Page 32                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Saxon Asset Securities Trust
$      730,915     Series 2007-2, Class A2C, 1 Mo. LIBOR + 0.24% (b)................     0.42%       05/25/47    $      612,921
                Securitized Asset-Backed Receivables LLC Trust
       184,596     Series 2006-OP1, Class M2, 1 Mo. LIBOR + 0.39% (b)...............     0.57%       10/25/35           182,809
    27,504,507     Series 2006-WM4, Class A1, 1 Mo. LIBOR + 0.19% (b) (e)...........     0.37%       11/25/36        16,269,067
                SLC Student Loan Trust
       400,000     Series 2005-2, Class A4, 3 Mo. LIBOR + 0.16% (b).................     0.47%       12/15/39           375,195
     5,054,000     Series 2006-1, Class A6, 3 Mo. LIBOR + 0.16% (b).................     0.47%       03/15/55         4,735,877
       130,000     Series 2006-2, Class A6, 3 Mo. LIBOR + 0.16% (b).................     0.47%       09/15/39           123,269
     1,965,180     Series 2008-1, Class A4A, 3 Mo. LIBOR + 1.60% (b)................     1.91%       12/15/32         1,960,339
                SLM Student Loan Trust
       127,643     Series 2003-10A, Class A3, 3 Mo. LIBOR + 0.47% (b) (e)...........     0.78%       12/15/27           127,249
       250,000     Series 2005-5, Class A5, 3 Mo. LIBOR + 0.75% (b).................     0.99%       10/25/40           245,379
       596,976     Series 2005-9, Class A7A, 3 Mo. LIBOR + 0.60% (b)................     0.84%       01/25/41           578,877
       203,266     Series 2006-2, Class A6, 3 Mo. LIBOR + 0.17% (b).................     0.41%       01/25/41           192,708
        47,247     Series 2007-6, Class A4, 3 Mo. LIBOR + 0.38% (b).................     0.62%       10/25/24            47,133
        80,000     Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (b)..................     0.99%       10/27/70            63,614
       908,708     Series 2008-1, Class A4, 3 Mo. LIBOR + 0.65% (b).................     0.89%       01/25/22           859,190
     5,340,218     Series 2008-2, Class A3, 3 Mo. LIBOR + 0.75% (b).................     0.99%       04/25/23         5,024,993
       130,000     Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (b)..................     1.44%       01/25/83           103,557
       700,000     Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (b)..................     1.44%       04/26/83           571,269
     5,471,796     Series 2008-6, Class A4, 3 Mo. LIBOR + 1.10% (b).................     1.34%       07/25/23         5,206,537
       320,000     Series 2008-7, Class B, 3 Mo. LIBOR + 1.85% (b)..................     2.09%       07/26/83           282,906
     2,628,000     Series 2008-8, Class A4, 3 Mo. LIBOR + 1.50% (b).................     1.74%       04/25/23         2,606,026
       337,585     Series 2011-1, Class A2, 1 Mo. LIBOR + 1.15% (b).................     1.33%       10/25/34           336,511
     4,150,000     Series 2011-2, Class A2, 1 Mo. LIBOR + 1.20% (b).................     1.38%       10/25/34         4,147,223
       763,216     Series 2012-2, Class A, 1 Mo. LIBOR + 0.70% (b)..................     0.88%       01/25/29           718,459
       748,517     Series 2012-3, Class A, 1 Mo. LIBOR + 0.65% (b)..................     0.83%       12/27/38           737,405
       281,845     Series 2012-6, Class A3, 1 Mo. LIBOR + 0.75% (b).................     0.93%       05/26/26           271,009
     4,019,049     Series 2012-7, Class A3, 1 Mo. LIBOR + 0.65% (b).................     0.83%       05/26/26         3,781,050
       555,000     Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (b)..................     1.98%       09/25/43           524,742
       143,089     Series 2013-2, Class A, 1 Mo. LIBOR + 0.45% (b)..................     0.63%       06/25/43           138,059
                Soundview Home Loan Trust
        38,821     Series 2006-2, Class M1, 1 Mo. LIBOR + 0.33% (b).................     0.51%       03/25/36            38,725
                Structured Asset Investment Loan Trust
       946,974     Series 2004-6, Class A3, 1 Mo. LIBOR + 0.80% (b).................     0.98%       07/25/34           925,829
       257,499     Series 2005-2, Class M2, 1 Mo. LIBOR + 0.74% (b).................     0.91%       03/25/35           256,838
                Structured Asset Securities Corp. Mortgage Loan Trust
     1,350,000     Series 2005-NC2, Class M5, 1 Mo. LIBOR + 0.93% (b)...............     1.11%       05/25/35         1,299,778
                TCI-Flatiron CLO Ltd.
       700,000     Series 2016-1A, Class AR, 3 Mo. LIBOR + 1.22% (b) (e)............     1.49%       07/17/28           696,443
                Towd Point Mortgage Trust
       381,061     Series 2015-2, Class 1A13 (b) (e)................................     2.50%       11/25/60           384,693
                Treman Park CLO Ltd.
       850,000     Series 2015-1A, Class ARR, 3 Mo. LIBOR + 1.07% (b) (e)...........     1.34%       10/20/28           845,748
                Voya CLO Ltd.
       112,432     Series 2014-3A, Class A1R, 3 Mo. LIBOR + 0.72% (b) (e)...........     0.96%       07/25/26           112,014
                Wachovia Student Loan Trust
     1,026,288     Series 2006-1, Class A6, 3 Mo. LIBOR + 0.17% (b) (e).............     0.41%       04/25/40           981,860
                WaMu Asset-Backed Certificates WaMu Trust
     1,254,911     Series 2007-HE2, Class 2A1, 1 Mo. LIBOR + 0.11% (b)..............     0.29%       04/25/37           615,889


                        See Notes to Financial Statements                Page 33

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                WaMu Asset-Backed Certificates WaMu Trust (Continued)
$    4,354,755     Series 2007-HE2, Class 2A2, 1 Mo. LIBOR + 0.19% (b)..............     0.37%       04/25/37    $    2,176,523
     6,221,079     Series 2007-HE2, Class 2A3, 1 Mo. LIBOR + 0.25% (b)..............     0.43%       04/25/37         3,151,407
                                                                                                                 --------------
                TOTAL ASSET-BACKED SECURITIES...............................................................        235,579,135
                (Cost $230,802,807)                                                                              --------------

MORTGAGE-BACKED SECURITIES -- 6.0%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.3%
                Alternative Loan Trust
     6,928,293     Series 2005-16, Class A4, 1 Mo. LIBOR + 0.48% (b)................     0.66%       06/25/35         6,286,454
       980,454     Series 2005-56, Class 1A1, 1 Mo. LIBOR + 0.73% (b)...............     0.91%       11/25/35           962,038
     9,679,194     Series 2005-67CB, Class A1.......................................     5.50%       01/25/36         9,127,555
     3,431,447     Series 2007-13, Class A1.........................................     6.00%       06/25/47         2,637,459
                American Home Mortgage Investment Trust
     2,385,206     Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (b)................     0.76%       11/25/45         2,198,645
                Banc of America Funding Trust
       715,000     Series 2014-R6, Class 2A13 (e) (h)...............................     0.43%       07/26/36           689,269
                BCAP LLC Trust
       241,657     Series 2015-RR5, Class 1A3 (e) (h)...............................     2.65%       08/26/36           239,523
                Bear Stearns ALT-A Trust
        18,227     Series 2004-6, Class 1A, 1 Mo. LIBOR + 0.64% (b).................     0.82%       07/25/34            18,327
                Bear Stearns Mortgage Funding Trust
       147,537     Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (b)..............     0.39%       07/25/36           134,014
     3,602,905     Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (b)..............     0.36%       10/25/36         3,060,686
     4,797,556     Series 2006-AR5, Class 2A1, 1 Mo. LIBOR + 0.19% (b)..............     0.37%       01/25/37         4,228,642
       261,454     Series 2007-AR5, Class 1A1G, 1 Mo. LIBOR + 0.16% (b).............     0.34%       06/25/47           234,806
                CIM Trust
     3,245,066     Series 2017-3, Class A1, 1 Mo. LIBOR + 2.00% (b) (e).............     2.16%       01/25/57         3,258,690
     2,504,937     Series 2017-6, Class A1 (e)......................................     3.02%       06/25/57         2,543,466
    12,162,358     Series 2018-R6, Class A1, 1 Mo. LIBOR + 1.08% (b) (e)............     1.23%       09/25/58        11,994,597
     4,520,841     Series 2019-R1, Class A (e)......................................     3.25%       10/25/58         4,204,605
     5,876,609     Series 2019-R4, Class A1 (e).....................................     3.00%       10/25/59         5,493,661
    10,037,202     Series 2020-R3, Class A1A (e)....................................     4.00%       01/26/60        10,088,534
    11,768,820     Series 2020-R4, Class A1A (a) (e)................................     3.30%       06/25/60        11,989,912
                CitiMortgage Alternative Loan Trust
     3,162,337     Series 2006-A4, Class 1A8........................................     6.00%       09/25/36         3,080,272
                Credit Suisse Mortgage Trust
       248,127     Series 2010-7R, Class 1A12 (e)...................................     4.00%       01/26/37           250,452
       236,141     Series 2010-8R, Class 4A5 (e) (h)................................     3.48%       12/26/35           238,125
       414,352     Series 2010-8R, Class 10A5 (e) (h)...............................     3.71%       04/26/47           411,667
        27,621     Series 2011-5R, Class 2A1 (e) (h)................................     3.52%       08/27/46            27,743
       121,384     Series 2014-2R, Class 19A1 (e) (h)...............................     3.00%       05/27/36           121,159
         1,485     Series 2015-8R, Class 3A1, 6 Mo. LIBOR + 1.50% (b) (e)...........     1.87%       11/25/37             1,486
    12,762,914     Series 2019-RPL8, Class A1 (e)...................................     3.32%       10/25/58        12,872,850
                GMACM Mortgage Loan Trust
     1,951,796     Series 2006-AR1, Class 1A1 (h)...................................     3.69%       04/19/36         1,693,086
     2,210,023     Series 2006-J1, Class A4.........................................     5.75%       04/25/36         2,202,995
                GreenPoint Mortgage Funding Trust
       166,349     Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (b)..............     0.76%       02/25/36           161,745


Page 34                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                GSR Mortgage Loan Trust
$   28,390,475     Series 2006-OA1, Class 2A2, 1 Mo. LIBOR + 0.26% (b)..............     0.44%       08/25/46    $   16,657,285
                HarborView Mortgage Loan Trust
       555,135     Series 2005-10, Class 2A1A, 1 Mo. LIBOR + 0.31% (b)..............     0.47%       11/19/35           505,639
     1,647,820     Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (b)................     1.18%       10/25/37         1,466,531
                HomeBanc Mortgage Trust
     1,189,891     Series 2004-2, Class A1, 1 Mo. LIBOR + 0.74% (b).................     0.92%       12/25/34         1,202,821
                Impac CMB Trust
       306,999     Series 2005-2, Class 1A1, 1 Mo. LIBOR + 0.52% (b)................     0.70%       04/25/35           296,428
     1,040,756     Series 2005-4, Class 1A1A, 1 Mo. LIBOR + 0.54% (b)...............     0.72%       05/25/35         1,030,308
                IndyMac INDX Mortgage Loan Trust
     1,997,065     Series 2005-AR14, Class 2A1A, 1 Mo. LIBOR + 0.30% (b)............     0.48%       07/25/35         1,847,172
     4,811,582     Series 2006-AR6, Class 2A1A, 1 Mo. LIBOR + 0.20% (b).............     0.38%       06/25/46         4,172,941
     6,033,591     Series 2007-FLX4, Class 2A2, 1 Mo. LIBOR + 0.25% (b).............     0.43%       07/25/37         5,532,721
                JP Morgan Mortgage Trust
     2,420,579     Series 2006-A4, Class 1A1 (h)....................................     3.65%       06/25/36         2,101,288
                Lehman XS Trust
       335,847     Series 2006-16N, Class A4A, 1 Mo. LIBOR + 0.19% (b)..............     0.37%       11/25/46           302,854
     6,978,256     Series 2007-16N, Class 1A1, 1 Mo. LIBOR + 0.47% (b)..............     0.65%       09/25/47         6,417,495
     3,805,265     Series 2007-16N, Class 2A1, 1 Mo. LIBOR + 0.40% (b)..............     0.58%       09/25/47         3,500,268
                Merrill Lynch Alternative Note Asset Trust
     5,207,906     Series 2007-OAR3, Class A1, 1 Mo. LIBOR + 0.19% (b)..............     0.36%       07/25/47         4,694,027
                Morgan Stanley Mortgage Loan Trust
       801,310     Series 2004-6AR, Class 1M1, 1 Mo. LIBOR + 0.98% (b)..............     1.15%       07/25/34           796,080
        64,467     Series 2005-2AR, Class A, 1 Mo. LIBOR + 0.26% (b)................     0.44%       04/25/35            62,931
                Morgan Stanley Resecuritization Trust
        82,938     Series 2015-R2, Class 1A1, 12 Mo. Treasury Average +
                      0.71% (b) (e).................................................     2.03%       12/27/46            86,579
                MortgageIT Trust
       112,532     Series 2005-5, Class A1, 1 Mo. LIBOR + 0.52% (b).................     0.70%       12/25/35           109,284
                Nomura Resecuritization Trust
     3,393,813     Series 2015-5R, Class 1A1 (e)....................................     4.00%       08/26/37         3,486,808
                Opteum Mortgage Acceptance Corp.
     1,486,131     Series 2005-5, Class 1A1D, 1 Mo. LIBOR + 0.38% (b)...............     0.56%       12/25/35         1,420,211
       484,498     Series 2006-1, Class 1APT, 1 Mo. LIBOR + 0.21% (b)...............     0.39%       04/25/36           461,604
                RALI Trust
    10,347,633     Series 2007-QS7, Class 1A1.......................................     6.00%       05/25/37        10,122,435
     4,840,039     Series 2007-QS9, Class A33.......................................     6.50%       07/25/37         4,710,863
                Stanwich Mortgage Loan Co. LLC
     4,625,605     Series 2019-RPL1, Class A, steps up to 4.72% on
                      12/15/22 (e) (g)..............................................     3.72%       03/15/49         4,689,165
                Structured Adjustable Rate Mortgage Loan Trust
        39,733     Series 2004-12, Class 3A1 (h)....................................     3.26%       09/25/34            39,870
                Structured Asset Mortgage Investments II Trust
     3,072,707     Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.23% (b)..............     0.41%       02/25/36         2,813,343
     9,400,976     Series 2006-AR7, Class A1A, 1 Mo. LIBOR + 0.21% (b)..............     0.39%       08/25/36         8,905,958
     4,664,183     Series 2007-AR6, Class A1, 12 Mo. Treasury Average +
                      1.50% (b).....................................................     2.67%       08/25/47         4,362,042
                WaMu Mortgage Pass-Through Certificates Trust
       125,146     Series 2005-AR1, Class A2A1, 1 Mo. LIBOR + 0.68% (b).............     0.86%       01/25/45           122,234
       229,482     Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.26% (b)............     0.44%       11/25/45           221,666


                        See Notes to Financial Statements                Page 35

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                WaMu Mortgage Pass-Through Certificates Trust (Continued)
$      322,292     Series 2006-AR3, Class A1A, 12 Mo. Treasury Average +
                      1.00% (b).....................................................     2.17%       02/25/46    $      313,202
       491,489     Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average +
                      0.94% (b).....................................................     2.26%       05/25/46           473,503
                                                                                                                 --------------
                                                                                                                    193,378,019
                                                                                                                 --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.7%
                Banc of America Merrill Lynch Large Loan Commercial Mortgage
                  Securities Trust
       285,000     Series 2015-200P, Class A (e)....................................     3.22%       04/14/33           307,850
     1,265,000     Series 2018-PARK, Class A (e) (h)................................     4.23%       08/10/38         1,497,326
                BX Trust
       580,000     Series 2019-OC11, Class A (e)....................................     3.20%       12/09/41           617,925
                CALI Mortgage Trust
     1,125,000     Series 2019-101C, Class A (e)....................................     3.96%       03/10/39         1,298,522
                Century Plaza Towers
       840,000     Series 2019-CPT, Class A (e).....................................     2.87%       11/13/39           925,601
                COMM Mortgage Trust
       206,646     Series 2012-CR5, Class A3........................................     2.54%       12/10/45           212,061
       315,000     Series 2012-CR5, Class A4........................................     2.77%       12/10/45           325,625
                DBJPM Mortgage Trust
     2,050,000     Series 2016-SFC, Class A (e).....................................     2.83%       08/10/36         2,002,292
                DC Office Trust
       900,000     Series 2019-MTC, Class A (e).....................................     2.97%       09/15/45           996,436
                Eleven Madison Mortgage Trust
       305,000     Series 2015-11MD, Class A (e) (h)................................     3.67%       09/10/35           334,166
                Hudson Yards Mortgage Trust
     1,190,000     Series 2019-30HY, Class A (e)....................................     3.23%       07/10/39         1,341,946
     1,200,000     Series 2019-55HY, Class A (e) (h)................................     3.04%       12/10/41         1,331,078
                JPMorgan Chase Commercial Mortgage Securities Trust
     1,110,000     Series 2019-OSB, Class A (e).....................................     3.40%       06/05/39         1,266,693
                Manhattan West
     3,855,000     Series 2020-1MW, Class A (e).....................................     2.13%       09/10/39         4,013,886
                MKT Mortgage Trust
     1,730,000     Series 2020-525M, Class A (e)....................................     2.69%       02/12/40         1,881,193
                Natixis Commercial Mortgage Securities Trust
     1,490,000     Series 2020-2PAC, Class A (e)....................................     2.97%       12/15/38         1,560,433
                One Bryant Park Trust
       985,000     Series 2019-OBP, Class A (e).....................................     2.52%       09/15/54         1,057,450
                RBS Commercial Funding, Inc. Trust
        50,000     Series 2013-GSP, Class A (e) (h).................................     3.96%       01/15/32            50,907
                SFAVE Commercial Mortgage Securities Trust
       150,000     Series 2015-5AVE, Class A1 (e) (h)...............................     3.87%       01/05/43           160,627
       125,000     Series 2015-5AVE, Class A2B (e) (h)..............................     4.14%       01/05/43           118,053
                UBS-Barclays Commercial Mortgage Trust
       249,678     Series 2013-C6, Class A3.........................................     2.97%       04/10/46           259,307
                Worldwide Plaza Trust
     1,880,000     Series 2017-WWP, Class A (e).....................................     3.53%       11/10/36         2,087,891
                                                                                                                 --------------
                                                                                                                     23,647,268
                                                                                                                 --------------
                TOTAL MORTGAGE-BACKED SECURITIES..............................................................      217,025,287
                (Cost $217,976,621)                                                                              --------------


Page 36                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES -- 2.9%

                AIRLINES -- 0.0%
       673,200  Air Canada Pass-Through Trust, Series 2017-1, Class AA
                   (USD) (e)........................................................     3.30%       01/15/30    $      629,341
                                                                                                                 --------------
                BANKS -- 0.4%
       800,000  Banco Nacional de Comercio Exterior SNC (USD) (e) (f)...............     3.80%       08/11/26           802,856
       400,000  Global Bank Corp. (USD) (f) (i).....................................     5.25%       04/16/29           420,600
     3,000,000  HSBC Holdings PLC (USD) (f).........................................     2.36%       08/18/31         3,042,705
     1,195,000  Lloyds Banking Group PLC (USD) (f)..................................     2.86%       03/17/23         1,235,404
     1,870,000  Lloyds Banking Group PLC (USD)......................................     3.90%       03/12/24         2,057,630
     3,125,000  Lloyds Banking Group PLC (USD) (f)..................................     3.87%       07/09/25         3,440,138
       500,000  Santander UK Group Holdings PLC (USD) (f)...........................     3.37%       01/05/24           526,551
     1,900,000  Santander UK Group Holdings PLC (USD) (f)...........................     4.80%       11/15/24         2,117,130
                                                                                                                 --------------
                                                                                                                     13,643,014
                                                                                                                 --------------
                BEVERAGES -- 0.1%
       245,000  Bacardi Ltd. (USD) (e)..............................................     4.70%       05/15/28           285,942
       385,000  Bacardi Ltd. (USD) (e)..............................................     5.30%       05/15/48           499,791
     1,800,000  Diageo Capital PLC (USD)............................................     2.13%       04/29/32         1,875,275
                                                                                                                 --------------
                                                                                                                      2,661,008
                                                                                                                 --------------
                COMMERCIAL SERVICES -- 0.2%
     1,400,000  DP World Crescent Ltd. (USD) (e)....................................     4.85%       09/26/28         1,578,500
     1,689,000  IHS Markit Ltd. (USD) (e)...........................................     5.00%       11/01/22         1,820,196
     2,500,000  IHS Markit Ltd. (USD)...............................................     3.63%       05/01/24         2,711,113
       795,000  IHS Markit Ltd. (USD) (e)...........................................     4.75%       02/15/25           906,769
       370,000  IHS Markit Ltd. (USD) (e)...........................................     4.00%       03/01/26           418,128
       250,000  IHS Markit Ltd. (USD)...............................................     4.75%       08/01/28           300,179
                                                                                                                 --------------
                                                                                                                      7,734,885
                                                                                                                 --------------
                DIVERSIFIED FINANCIAL SERVICES -- 0.7%
       375,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                   (USD)............................................................     4.50%       05/15/21           381,429
       800,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                   (USD)............................................................     5.00%       10/01/21           823,992
     1,500,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                   (USD)............................................................     3.95%       02/01/22         1,519,597
     1,100,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                   (USD)............................................................     3.50%       05/26/22         1,105,665
     1,000,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                   (USD)............................................................     4.13%       07/03/23         1,011,404
     1,000,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                   (USD)............................................................     4.88%       01/16/24         1,030,207
     3,380,000  Avolon Holdings Funding Ltd. (USD) (e)..............................     5.13%       10/01/23         3,290,614
       135,000  Avolon Holdings Funding Ltd. (USD) (e)..............................     5.25%       05/15/24           131,058
       885,000  Avolon Holdings Funding Ltd. (USD) (e)..............................     2.88%       02/15/25           788,288
       840,000  Fondo Mivivienda S.A. (USD) (i).....................................     3.50%       01/31/23           874,570
     9,840,000  GE Capital International Funding Co. Unlimited Co. (USD)............     4.42%       11/15/35        10,176,850
     1,240,000  Park Aerospace Holdings Ltd. (USD) (e)..............................     5.25%       08/15/22         1,231,689
       850,000  Park Aerospace Holdings Ltd. (USD) (e)..............................     4.50%       03/15/23           811,710
     1,670,000  Park Aerospace Holdings Ltd. (USD) (e)..............................     5.50%       02/15/24         1,648,045
                                                                                                                 --------------
                                                                                                                     24,825,118
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 37

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                ELECTRIC -- 0.0%
       400,000  Minejesa Capital B.V. (USD) (e).....................................     5.63%       08/10/37    $      423,718
       250,000  Mong Duong Finance Holdings B.V. (USD) (i)..........................     5.13%       05/07/29           253,597
                                                                                                                 --------------
                                                                                                                        677,315
                                                                                                                 --------------
                ENVIRONMENTAL CONTROL -- 0.1%
     2,151,000  GFL Environmental, Inc. (USD) (e)...................................     3.75%       08/01/25         2,169,832
       890,000  GFL Environmental, Inc. (USD) (e)...................................     5.13%       12/15/26           940,897
                                                                                                                 --------------
                                                                                                                      3,110,729
                                                                                                                 --------------
                FOOD -- 0.1%
     1,595,000  JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
                   (USD) (e)........................................................     6.50%       04/15/29         1,814,344
       150,000  JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
                   (USD) (e)........................................................     5.50%       01/15/30           166,863
                                                                                                                 --------------
                                                                                                                      1,981,207
                                                                                                                 --------------
                MEDIA -- 0.1%
       400,000  Virgin Media Secured Finance PLC (USD) (e)..........................     5.50%       08/15/26           422,500
       345,000  Virgin Media Secured Finance PLC (USD) (e)..........................     5.50%       05/15/29           373,580
     2,744,000  Virgin Media Secured Finance PLC (USD) (e)..........................     4.50%       08/15/30         2,883,944
                                                                                                                 --------------
                                                                                                                      3,680,024
                                                                                                                 --------------
                MINING -- 0.1%
        64,000  Corp. Nacional del Cobre de Chile (USD) (i).........................     4.50%       09/16/25            72,146
       900,000  Corp. Nacional del Cobre de Chile (USD) (i).........................     3.63%       08/01/27           985,445
       955,000  Corp. Nacional del Cobre de Chile (USD) (i).........................     3.15%       01/14/30         1,012,544
     1,660,000  Indonesia Asahan Aluminium Persero PT (USD) (e).....................     6.53%       11/15/28         2,062,550
                                                                                                                 --------------
                                                                                                                      4,132,685
                                                                                                                 --------------
                OIL & GAS -- 0.4%
        20,000  Canadian Natural Resources Ltd. (USD)...............................     3.85%       06/01/27            21,648
       200,000  Ecopetrol S.A. (USD)................................................     5.88%       05/28/45           227,335
     1,491,000  KazMunayGas National Co. JSC (USD) (i)..............................     5.75%       04/19/47         1,872,000
     2,104,000  Pertamina Persero PT (USD) (e)......................................     3.10%       08/27/30         2,182,900
     1,587,000  Petrobras Global Finance B.V. (USD) (e).............................     5.09%       01/15/30         1,656,431
       200,000  Petroleos del Peru S.A. (USD) (i)...................................     4.75%       06/19/32           225,000
     1,590,000  Petroleos Mexicanos (USD) (e).......................................     5.95%       01/28/31         1,438,393
       215,000  Petroleos Mexicanos (USD)...........................................     6.63%       06/15/35           190,275
     2,430,000  Petroleos Mexicanos (USD)...........................................     6.75%       09/21/47         2,033,132
     2,035,000  Petroleos Mexicanos (USD) (e).......................................     7.69%       01/23/50         1,829,465
     1,705,000  Petroleos Mexicanos (USD) (e).......................................     6.95%       01/28/60         1,421,331
       513,000  Petronas Capital Ltd. (USD) (e).....................................     3.50%       04/21/30           582,527
       200,000  Saudi Arabian Oil Co. (USD) (i).....................................     4.25%       04/16/39           233,709
       184,860  Transocean Pontus Ltd. (USD) (e)....................................     6.13%       08/01/25           166,319
       517,000  Transocean Poseidon Ltd. (USD) (e)..................................     6.88%       02/01/27           429,110
                                                                                                                 --------------
                                                                                                                     14,509,575
                                                                                                                 --------------
                OIL & GAS SERVICES -- 0.1%
     2,105,350  Transocean Phoenix 2 Ltd. (USD) (e).................................     7.75%       10/15/24         1,936,922
        16,250  Transocean Proteus Ltd. (USD) (e)...................................     6.25%       12/01/24            14,544
                                                                                                                 --------------
                                                                                                                      1,951,466
                                                                                                                 --------------


Page 38                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                PACKAGING & CONTAINERS -- 0.1%
     1,363,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
                   (USD) (e)........................................................     5.25%       04/30/25    $    1,447,847
       400,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
                   (USD) (e)........................................................     4.13%       08/15/26           417,780
        51,000  OI European Group B.V. (USD) (e)....................................     4.00%       03/15/23            51,707
     1,562,000  Trivium Packaging Finance B.V. (USD) (e)............................     5.50%       08/15/26         1,651,221
                                                                                                                 --------------
                                                                                                                      3,568,555
                                                                                                                 --------------
                PHARMACEUTICALS -- 0.0%
       300,000  AstraZeneca PLC (USD)...............................................     3.50%       08/17/23           325,540
       550,000  Bausch Health Cos., Inc. (USD) (e)..................................     7.00%       03/15/24           571,450
                                                                                                                 --------------
                                                                                                                        896,990
                                                                                                                 --------------
                PIPELINES -- 0.0%
       800,000  Southern Gas Corridor CJSC (USD) (i)................................     6.88%       03/24/26           958,064
                                                                                                                 --------------
                RETAIL -- 0.1%
       100,000  Alimentation Couche-Tard, Inc. (USD) (e)............................     3.55%       07/26/27           110,664
     4,230,000  Alimentation Couche-Tard, Inc. (USD) (e)............................     3.80%       01/25/50         4,594,919
                                                                                                                 --------------
                                                                                                                      4,705,583
                                                                                                                 --------------
                SAVINGS & LOANS -- 0.2%
     4,895,000  Nationwide Building Society (USD) (e) (f)...........................     3.62%       04/26/23         5,121,277
       360,000  Nationwide Building Society (USD) (e) (f)...........................     3.77%       03/08/24           384,000
       300,000  Nationwide Building Society (USD) (e) (f)...........................     4.36%       08/01/24           328,752
                                                                                                                 --------------
                                                                                                                      5,834,029
                                                                                                                 --------------
                SEMICONDUCTORS -- 0.0%
     1,205,000  NXP B.V. / NXP Funding LLC (USD) (e)................................     4.13%       06/01/21         1,236,154
                                                                                                                 --------------
                TELECOMMUNICATIONS -- 0.2%
       200,000  C&W Senior Financing DAC (USD) (e)..................................     6.88%       09/15/27           209,935
     1,970,000  Intelsat Jackson Holdings S.A. (USD) (e) (j)........................     8.50%       10/15/24         1,344,328
       390,000  Intelsat Jackson Holdings S.A. (USD) (e) (j)........................     9.75%       07/15/25           269,724
       725,000  Koninklijke KPN N.V. (USD)..........................................     8.38%       10/01/30         1,066,337
       500,000  SES S.A. (USD) (e)..................................................     3.60%       04/04/23           516,594
       330,000  Vodafone Group PLC (USD)............................................     3.75%       01/16/24           362,183
     2,777,000  Vodafone Group PLC (USD)............................................     4.88%       06/19/49         3,490,426
     1,375,000  Vodafone Group PLC (USD)............................................     4.25%       09/17/50         1,610,435
                                                                                                                 --------------
                                                                                                                      8,869,962
                                                                                                                 --------------

                TRANSPORTATION -- 0.0%
       526,000  Empresa de Transporte de Pasajeros Metro S.A. (USD) (e).............     3.65%       05/07/30           586,161
                                                                                                                 --------------
                TOTAL FOREIGN CORPORATE BONDS AND NOTES........................................................     106,191,865
                (Cost $104,751,826)                                                                              --------------

FOREIGN SOVEREIGN BONDS AND NOTES -- 0.9%

                COLOMBIA -- 0.1%
       684,000  Colombia Government International Bond (USD)........................     4.50%       01/28/26           761,193
       437,000  Colombia Government International Bond (USD)........................     3.88%       04/25/27           477,453


                        See Notes to Financial Statements                Page 39

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

   PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                COLOMBIA (CONTINUED)
       700,000  Colombia Government International Bond (USD)........................     3.00%       01/30/30    $      722,313
     1,233,000  Colombia Government International Bond (USD)........................     5.20%       05/15/49         1,532,366
                                                                                                                 --------------
                                                                                                                      3,493,325
                                                                                                                 --------------

                DOMINICAN REPUBLIC -- 0.1%
     1,857,000  Dominican Republic International Bond (USD) (i).....................     6.00%       07/19/28         2,006,600
       330,000  Dominican Republic International Bond (USD) (e).....................     4.50%       01/30/30           328,350
                                                                                                                 --------------
                                                                                                                      2,334,950
                                                                                                                 --------------

                EGYPT -- 0.0%
       800,000  Egypt Government International Bond (USD) (e).......................     5.58%       02/21/23           828,576
       400,000  Egypt Government International Bond (USD) (e).......................     7.60%       03/01/29           421,808
                                                                                                                 --------------
                                                                                                                      1,250,384
                                                                                                                 --------------
                INDONESIA -- 0.0%
       757,000  Indonesia Government International Bond (USD).......................     2.85%       02/14/30           800,384
                                                                                                                 --------------
                MEXICO -- 0.1%
       292,000  Mexico Government International Bond (USD)..........................     3.75%       01/11/28           315,823
     3,332,000  Mexico Government International Bond (USD)..........................     3.25%       04/16/30         3,460,082
                                                                                                                 --------------
                                                                                                                      3,775,905
                                                                                                                 --------------
                PANAMA -- 0.1%
     1,783,000  Panama Government International Bond (USD)..........................     3.16%       01/23/30         1,945,476
                                                                                                                 --------------
                PARAGUAY -- 0.0%
       600,000  Paraguay Government International Bond (USD) (i)....................     4.63%       01/25/23           638,100
                                                                                                                 --------------
                PERU -- 0.1%
     1,175,000  Peruvian Government International Bond (USD)........................     4.13%       08/25/27         1,373,058
     1,675,000  Peruvian Government International Bond (USD)........................     2.84%       06/20/30         1,845,950
                                                                                                                 --------------
                                                                                                                      3,219,008
                                                                                                                 --------------
                QATAR -- 0.1%
     2,324,000  Qatar Government International Bond (USD) (i).......................     4.50%       04/23/28         2,793,334
       353,000  Qatar Government International Bond (USD) (i).......................     4.63%       06/02/46           471,497
                                                                                                                 --------------
                                                                                                                      3,264,831
                                                                                                                 --------------
                RUSSIA -- 0.0%
     1,600,000  Russian Foreign Bond - Eurobond (USD) (i)...........................     4.38%       03/21/29         1,842,741
                                                                                                                 --------------
                SAUDI ARABIA -- 0.1%
     3,040,000  Saudi Government International Bond (USD) (i).......................     3.63%       03/04/28         3,376,951
       320,000  Saudi Government International Bond (USD) (e).......................     2.75%       02/03/32           333,183
       200,000  Saudi Government International Bond (USD) (i).......................     4.50%       10/26/46           242,696
       200,000  Saudi Government International Bond (USD) (e).......................     3.75%       01/21/55           217,900
                                                                                                                 --------------
                                                                                                                      4,170,730
                                                                                                                 --------------
                SOUTH AFRICA -- 0.1%
     1,264,000  Republic of South Africa Government International Bond (USD)........     4.30%       10/12/28         1,216,196
     1,260,000  Republic of South Africa Government International Bond (USD)........     4.85%       09/30/29         1,234,409
                                                                                                                 --------------
                                                                                                                      2,450,605
                                                                                                                 --------------


Page 40                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                TURKEY -- 0.0%
       400,000  Turkey Government International Bond (USD)..........................     3.25%       03/23/23    $      381,120
                                                                                                                 --------------
                UNITED ARAB EMIRATES -- 0.1%
     1,837,000  Abu Dhabi Government International Bond (USD) (i)...................     2.50%       09/30/29         1,974,701
                                                                                                                 --------------
                URUGUAY -- 0.0%
       173,486  Uruguay Government International Bond (USD).........................     4.38%       10/27/27           202,469
       960,000  Uruguay Government International Bond (USD).........................     4.38%       01/23/31         1,152,312
                                                                                                                 --------------
                                                                                                                      1,354,781
                                                                                                                 --------------
                TOTAL FOREIGN SOVEREIGN BONDS AND NOTES........................................................      32,897,041
                (Cost $31,577,199)                                                                               --------------

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MUNICIPAL BONDS -- 0.7%

                CALIFORNIA -- 0.3%
$           32  CA St Build America Bonds...........................................     7.95%       03/01/36                29
     2,585,000  Los Angeles CA Unif School District.................................     5.75%       07/01/34         3,628,177
     1,195,000  Regents of the Univ of CA Medical Center Pooled Rev.................     3.01%       05/15/50         1,269,126
     4,715,000  Regents of the Univ of CA Medical Center Pooled Rev.................     3.26%       05/15/60         5,227,520
                                                                                                                 --------------
                                                                                                                     10,124,852
                                                                                                                 --------------
                MASSACHUSETTS -- 0.1%
     2,695,000  Commonwealth of MA..................................................     3.00%       03/01/49         2,897,933
                                                                                                                 --------------
                MISSOURI -- 0.0%
       735,000  Hlth & Eductnl Facs Auth of the State of MO.........................     3.65%       08/15/57           908,923
                                                                                                                 --------------

                NEW JERSEY -- 0.0%
       500,000  NJ St Turnpike Auth Rev.............................................     3.73%       01/01/36           596,405
                                                                                                                 --------------
                NEW YORK -- 0.3%
     1,225,000  Metro Transprtn Auth................................................     5.18%       11/15/49         1,425,790
       970,000  New York City NY Transitional Fin Auth Rev, Ser A-3.................     3.96%       08/01/32         1,119,545
     6,940,000  New York City NY Transitional Fin Auth Rev, Ser B-3.................     1.85%       08/01/32         6,935,420
       400,000  New York City NY Transitional Fin Auth Rev Qualified Sch Constr,
                   Ser BD G-3.......................................................     5.27%       05/01/27           490,464
                                                                                                                 --------------
                                                                                                                      9,971,219
                                                                                                                 --------------

                NORTH CAROLINA -- 0.0%
     2,250,000  Univ of NC at Chapel Hill...........................................     3.33%       12/01/36         2,613,330
                                                                                                                 --------------
                TOTAL MUNICIPAL BONDS..........................................................................      27,112,662
                (Cost $25,224,198)                                                                               --------------


                        See Notes to Financial Statements                Page 41

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                                           STATED
    VALUE                                   DESCRIPTION                                RATE (k)    MATURITY (l)      VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 0.1%

                ENVIRONMENTAL -- 0.0%
$      500,000  GFL Environmental, Inc., Term Loan B, 3 Mo. Libor + 3.00%,
                   1.00% Floor......................................................     4.00%       05/31/25    $      496,875
                                                                                                                 --------------
                FOOD AND BEVERAGE -- 0.0%
       175,056  Hostess Brands LLC, Term Loan B, 1 Mo. LIBOR + 2.25%,
                   0.75% Floor......................................................     3.00%       08/03/25           171,746
         1,629  Hostess Brands LLC, Term Loan B, 2 Mo. LIBOR + 2.25%,
                   0.75% Floor......................................................     3.00%       08/03/25             1,598
       470,057  Hostess Brands LLC, Term Loan B, 3 Mo. LIBOR + 2.25%,
                   0.75% Floor......................................................     3.00%       08/03/25           461,168
                                                                                                                 --------------
                                                                                                                        634,512
                                                                                                                 --------------
                GAMING -- 0.0%
       250,000  VICI Properties, Inc., Term Loan B, 1 Mo. Libor + 1.75%,
                   0.00% Floor......................................................     1.93%       12/22/24           240,313
                                                                                                                 --------------
                HEALTHCARE -- 0.0%
       248,750  Grifols Worldwide Operations Ltd., Term Loan B, 1 Mo. Libor +
                   2.00%, 0.00% Floor...............................................     2.11%       11/15/27           243,499
       250,000  MPH Acquisition Holdings LLC, Term Loan B, 3 Mo. Libor +
                   2.75%, 1.00% Floor...............................................     3.75%       06/07/23           247,187
                                                                                                                 --------------
                                                                                                                        490,686
                                                                                                                 --------------
                PHARMACEUTICALS -- 0.0%
       768,391  Bausch Health Cos., Inc., Term Loan B, 1 Mo. Libor + 3.00%,
                   0.00% Floor......................................................     3.18%       06/01/25           755,267
       100,000  Elanco Animal Health, Inc., Term Loan B, 1 Mo. Libor + 1.75%,
                   0.00% Floor......................................................     1.92%       02/04/27            97,958
                                                                                                                 --------------
                                                                                                                        853,225
                                                                                                                 --------------
                WIRELINES -- 0.1%
       248,750  CenturyLink, Inc., Term Loan B, 1 Mo. Libor + 2.25%, 0.00%
                   Floor............................................................     2.41%       03/15/27           239,991
       648,375  Front Range Bidco, Inc., Term Loan B, 1 Mo. Libor + 3.00%,
                   0.00% Floor......................................................     3.16%       03/09/27           628,801
       750,000  Level 3 Parent LLC, Term Loan B, 1 Mo. Libor + 1.75%,
                   0.00% Floor......................................................     1.91%       03/01/27           725,782
     1,345,000  T-Mobile USA, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%,
                   0.00% Floor......................................................     3.16%       04/01/27         1,347,865
                                                                                                                 --------------
                                                                                                                      2,942,439
                                                                                                                 --------------
                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS......................................................       5,658,050
                (Cost $5,349,883)                                                                                --------------


Page 42                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CAPITAL PREFERRED SECURITIES -- 0.0%

                ELECTRIC -- 0.0%
$      300,000  Alabama Power Capital Trust V, 3 Mo. LIBOR + 3.10% (b)..............     3.40%       10/01/42    $      300,162
                                                                                                                 --------------
                TOTAL CAPITAL PREFERRED SECURITIES.............................................................         300,162
                (Cost $290,250)                                                                                  --------------

U.S. TREASURY BILLS -- 20.0%

    12,370,000  U.S. Cash Management Bill...........................................      (n)        01/26/21        12,364,191
     3,231,000  U.S. Treasury Bill (m)..............................................      (n)        09/10/20         3,230,936
   105,280,000  U.S. Treasury Bill..................................................      (n)        10/27/20       105,264,032
     7,185,000  U.S. Treasury Bill..................................................      (n)        11/03/20         7,183,994
   133,940,000  U.S. Treasury Bill..................................................      (n)        11/05/20       133,917,631
    80,000,000  U.S. Treasury Bill..................................................      (n)        11/12/20        79,984,800
    99,395,000  U.S. Treasury Bill..................................................      (n)        11/19/20        99,373,734
    75,780,000  U.S. Treasury Bill..................................................      (n)        12/03/20        75,758,466
    23,650,000  U.S. Treasury Bill..................................................      (n)        12/10/20        23,643,266
    47,130,000  U.S. Treasury Bill..................................................      (n)        01/07/21        47,110,729
    13,880,000  U.S. Treasury Bill..................................................      (n)        01/14/21        13,874,014
   115,830,000  U.S. Treasury Bill..................................................      (n)        01/21/21       115,782,027
    11,500,000  U.S. Treasury Bill..................................................      (n)        02/11/21        11,494,533
                                                                                                                 --------------
                TOTAL U.S. TREASURY BILLS......................................................................     728,982,353
                (Cost $728,913,748)                                                                              --------------

    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 2.1%

    75,681,591  JPMorgan 100% U.S. Treasury Securities Money Market - Fund
                   Institutional Class - 0.01% (o).............................................................      75,681,591
                (Cost $75,681,591)                                                                               --------------

                TOTAL INVESTMENTS -- 119.8%....................................................................   4,361,719,803
                (Cost $4,294,824,052) (p)
                NET OTHER ASSETS AND LIABILITIES -- (19.8)%....................................................    (721,214,924)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $3,640,504,879
                                                                                                                 ==============

FUTURES CONTRACTS AT AUGUST 31, 2020 (See Note 2C - Futures Contracts in the Notes to Financial Statements):

                                                                                                     UNREALIZED
                                                                                                    APPRECIATION
                                                    NUMBER OF                                      (DEPRECIATION)/
        FUTURES CONTRACTS            POSITION       CONTRACTS     EXPIRATION DATE  NOTIONAL VALUE       VALUE
---------------------------------  ------------  ---------------  ---------------  --------------  ---------------
U.S. 5-Year Treasury Notes            Long             721           Dec-2020      $   90,868,531      $ 55,674
U.S. Treasury Ultra Bond Futures      Long              33           Dec-2020           7,289,906       (77,008)
U.S. 10-Year Ultra Treasury Notes     Short             44           Dec-2020          (7,015,250)       13,394
                                                                                   --------------      --------
                                                                                   $   91,143,187      $ (7,940)
                                                                                   ==============      ========

-----------------------------
(a) Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(b)   Floating or variable rate security.

(c) All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls in the Notes to Financial Statements).

(d) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.


                        See Notes to Financial Statements                Page 43

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2020, securities noted as such amounted to $400,524,051 or 11.0% of net assets.

(f) Fixed-to-floating security. The interest rate shown reflects the fixed rate in effect at August 31, 2020. At a predetermined date, the fixed rate will change to a floating rate.

(g) Step-up security. A security where the coupon increases or steps up at a predetermined date.

(h) Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(i) This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(j) This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

(k) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally(j) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.

(l) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(m) All or a portion of this security is segregated as collateral for open futures contracts.

(n)   Zero coupon security.

(o)   Rate shown reflects yield as of August 31, 2020.

(p) Aggregate cost for federal income tax purposes is $4,300,892,189. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $77,014,216 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $16,194,542. The net unrealized appreciation was $60,819,674. The amounts presented are inclusive of derivative contracts.

IO - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR - London Interbank Offered Rates

SOFR  - Secured Overnight Finance Rates

TBA   - To-Be-Announced Security

Currency Abbreviations:
USD   United States Dollar


Page 44                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                      ASSETS TABLE
                                                                                          LEVEL 2            LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                                     VALUE AT           QUOTED           OBSERVABLE        UNOBSERVABLE
                                                    8/31/2020           PRICES             INPUTS             INPUTS
                                                  --------------     -------------     --------------     --------------
U.S. Government Agency Mortgage-Backed
   Securities...................................  $1,156,976,774     $          --     $1,156,976,774     $           --
U.S. Government Bonds and Notes.................   1,076,032,765                --      1,076,032,765                 --
Corporate Bonds and Notes*......................     699,282,118                --        699,282,118                 --
Asset-Backed Securities.........................     235,579,135                --        235,579,135                 --
Mortgage-Backed Securities......................     217,025,287                --        217,025,287                 --
Foreign Corporate Bonds and Notes*..............     106,191,865                --        106,191,865                 --
Foreign Sovereign Bonds and Notes**.............      32,897,041                --         32,897,041                 --
Municipal Bonds***..............................      27,112,662                --         27,112,662                 --
Senior Floating-Rate Loan Interests*............       5,658,050                --          5,658,050                 --
Capital Preferred Securities*...................         300,162                --            300,162                 --
U.S. Treasury Bills.............................     728,982,353                --        728,982,353                 --
Money Market Funds..............................      75,681,591        75,681,591                 --                 --
                                                  --------------     -------------     --------------     --------------
Total Investments...............................   4,361,719,803        75,681,591      4,286,038,212                 --
Futures Contracts****...........................          69,068            69,068                 --                 --
                                                  --------------     -------------     --------------     --------------
Total...........................................  $4,361,788,871     $  75,750,659     $4,286,038,212     $           --
                                                  ==============     =============     ==============     ==============

                                                   LIABILITIES TABLE
                                                                                          LEVEL 2            LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                                     VALUE AT           QUOTED           OBSERVABLE        UNOBSERVABLE
                                                    8/31/2020           PRICES             INPUTS             INPUTS
                                                  --------------     -------------     --------------     --------------
Futures Contracts****...........................  $      (77,008)    $     (77,008)    $           --     $           --
                                                  ==============     =============     ==============     ==============


*     See Portfolio of Investments for industry breakout.
**    See Portfolio of Investments for country breakout.
***   See Portfolio of Investments for state breakout.
**** Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.


                        See Notes to Financial Statements                Page 45

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES -- 36.1%

                AGRICULTURE -- 0.5%
$      250,000  BAT Capital Corp....................................................     4.54%       08/15/47    $      272,370
       645,000  Reynolds American, Inc..............................................     5.85%       08/15/45           802,418
                                                                                                                 --------------
                                                                                                                      1,074,788
                                                                                                                 --------------
                AIRLINES -- 1.1%
       350,786  American Airlines Pass-Through Trust, Series 2014-1, Class A........     3.70%       10/01/26           294,199
       303,569  Continental Airlines Pass-Through Trust, Series 2007-1, Class A.....     5.98%       04/19/22           289,137
       318,073  Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1.........     6.72%       01/02/23           305,667
       600,000  JetBlue Pass-Through Trust, Series 2020-1A..........................     4.00%       11/15/32           619,959
       527,104  United Airlines Pass-Through Trust, Series 2013-1, Class A..........     4.30%       08/15/25           492,605
        45,698  US Airways Pass-Through Trust, Series 2001-011G.....................     7.08%       03/20/21            43,458
       137,832  US Airways Pass-Through Trust, Series 2012-1, Class A...............     5.90%       10/01/24           129,327
                                                                                                                 --------------
                                                                                                                      2,174,352
                                                                                                                 --------------
                AUTO MANUFACTURERS -- 1.6%
       310,000  Daimler Finance North America LLC (a)...............................     2.20%       10/30/21           315,483
       520,000  Daimler Finance North America LLC, 3 Mo. LIBOR +
                   0.90% (a) (b)....................................................     1.18%       02/15/22           521,416
       350,000  Ford Motor Credit Co. LLC...........................................     3.20%       01/15/21           350,875
        30,000  Ford Motor Credit Co. LLC...........................................     5.75%       02/01/21            30,412
       125,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.81% (b)..................     1.11%       04/05/21           123,139
       300,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.88% (b)..................     1.15%       10/12/21           289,492
        96,000  Ford Motor Credit Co. LLC...........................................     3.22%       01/09/22            95,869
       300,000  Ford Motor Credit Co. LLC...........................................     3.34%       03/28/22           301,815
       250,000  General Motors Financial Co., Inc...................................     4.20%       03/01/21           253,386
       475,000  General Motors Financial Co., Inc...................................     3.55%       04/09/21           483,040
       405,000  General Motors Financial Co., Inc...................................     3.20%       07/06/21           411,515
       115,000  General Motors Financial Co., Inc...................................     4.38%       09/25/21           118,963
        80,000  General Motors Financial Co., Inc...................................     3.45%       04/10/22            82,368
                                                                                                                 --------------
                                                                                                                      3,377,773
                                                                                                                 --------------
                BANKS -- 5.4%
         5,000  Bank of America Corp., Medium-Term Note (c).........................     4.27%       07/23/29             5,918
       465,000  Bank of America Corp., Medium-Term Note (c).........................     3.97%       02/07/30           543,751
       165,000  Bank of America Corp., Medium-Term Note (c).........................     2.88%       10/22/30           179,713
        55,000  Bank of America Corp., Medium-Term Note (c).........................     4.08%       03/20/51            69,128
       100,000  Citigroup, Inc. (c).................................................     2.88%       07/24/23           104,261
       500,000  Citigroup, Inc. (c).................................................     3.35%       04/24/25           544,337
       525,000  Citigroup, Inc. (c).................................................     4.08%       04/23/29           611,574
       390,000  Citigroup, Inc. (c).................................................     2.57%       06/03/31           413,328
       135,000  Comerica, Inc. (c)..................................................     5.63%         (d)              147,489
       220,000  Goldman Sachs Group, (The), Inc. (c)................................     3.81%       04/23/29           252,472
       735,000  Goldman Sachs Group, (The), Inc.....................................     2.60%       02/07/30           784,889
       355,000  JPMorgan Chase & Co. (c)............................................     2.18%       06/01/28           372,016
       200,000  JPMorgan Chase & Co. (c)............................................     4.01%       04/23/29           233,226
     1,460,000  JPMorgan Chase & Co. (c)............................................     4.20%       07/23/29         1,727,045
       250,000  Morgan Stanley, 3 Mo. LIBOR + 0.93% (b).............................     1.19%       07/22/22           251,643
     1,710,000  Morgan Stanley, Global Medium-Term Note.............................     3.70%       10/23/24         1,910,662
       270,000  Wells Fargo & Co. (c)...............................................     3.07%       04/30/41           286,776
       510,000  Wells Fargo & Co., Medium-Term Note (c).............................     3.58%       05/22/28           572,734
       230,000  Wells Fargo & Co., Medium-Term Note (c).............................     2.39%       06/02/28           240,520
       250,000  Wells Fargo & Co., Medium-Term Note.................................     4.15%       01/24/29           295,311


Page 46                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                BANKS (CONTINUED)
$      265,000  Wells Fargo & Co., Medium-Term Note (c).............................     2.88%       10/30/30    $      285,462
       360,000  Wells Fargo & Co., Medium-Term Note (c).............................     2.57%       02/11/31           380,502
       635,000  Wells Fargo & Co., Medium-Term Note (c).............................     5.01%       04/04/51           869,851
                                                                                                                 --------------
                                                                                                                     11,082,608
                                                                                                                 --------------
                BEVERAGES -- 0.5%
       235,000  Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
                   Inc..............................................................     4.90%       02/01/46           291,090
       215,000  Anheuser-Busch InBev Worldwide, Inc.................................     4.60%       04/15/48           256,730
       390,000  Constellation Brands, Inc...........................................     4.25%       05/01/23           427,159
                                                                                                                 --------------
                                                                                                                        974,979
                                                                                                                 --------------
                CHEMICALS -- 0.2%
       400,000  International Flavors & Fragrances, Inc.............................     4.45%       09/26/28           462,923
                                                                                                                 --------------
                COMMERCIAL SERVICES -- 0.4%
       190,000  Emory University, Series 2020.......................................     2.14%       09/01/30           200,339
       500,000  Global Payments, Inc................................................     3.80%       04/01/21           508,478
        61,000  Service Corp. International.........................................     4.63%       12/15/27            66,210
                                                                                                                 --------------
                                                                                                                        775,027
                                                                                                                 --------------
                COMPUTERS -- 0.1%
       116,000  Dell International LLC / EMC Corp. (a)..............................     4.42%       06/15/21           119,012
                                                                                                                 --------------
                DIVERSIFIED FINANCIAL SERVICES -- 0.6%
       570,000  Air Lease Corp......................................................     3.88%       07/03/23           593,202
       615,000  Raymond James Financial, Inc........................................     3.63%       09/15/26           703,992
                                                                                                                 --------------
                                                                                                                      1,297,194
                                                                                                                 --------------
                ELECTRIC -- 1.6%
        75,000  Alliant Energy Finance LLC (a)......................................     3.75%       06/15/23            80,767
       600,000  Duquesne Light Holdings, Inc. (a)...................................     5.90%       12/01/21           633,019
       100,000  Evergy Metro, Inc...................................................     4.20%       06/15/47           126,188
        75,000  Florida Power & Light Co............................................     3.95%       03/01/48            96,596
       100,000  Metropolitan Edison Co. (a).........................................     3.50%       03/15/23           104,898
       500,000  Pennsylvania Electric Co. (a).......................................     4.15%       04/15/25           551,672
       900,000  PNM Resources, Inc..................................................     3.25%       03/09/21           911,974
       100,000  Puget Sound Energy, Inc.............................................     4.22%       06/15/48           127,712
       450,000  Southwestern Electric Power Co., Series M...........................     4.10%       09/15/28           526,598
        75,000  Tucson Electric Power Co............................................     5.15%       11/15/21            78,045
                                                                                                                 --------------
                                                                                                                      3,237,469
                                                                                                                 --------------
                ENGINEERING & CONSTRUCTION -- 0.2%
       300,000  PowerTeam Services LLC (a)..........................................     9.03%       12/04/25           319,688
                                                                                                                 --------------
                ENTERTAINMENT -- 0.5%
       189,000  Caesars Entertainment, Inc. (a).....................................     6.25%       07/01/25           200,575
       515,000  Churchill Downs, Inc. (a)...........................................     5.50%       04/01/27           541,942
        95,000  Churchill Downs, Inc. (a)...........................................     4.75%       01/15/28            97,120
       117,000  Live Nation Entertainment, Inc. (a).................................     4.75%       10/15/27           110,675
                                                                                                                 --------------
                                                                                                                        950,312
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 47

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                ENVIRONMENTAL CONTROL -- 0.3%
$      200,000  Clean Harbors, Inc. (a).............................................     4.88%       07/15/27    $      210,162
       370,000  Waste Pro USA, Inc. (a).............................................     5.50%       02/15/26           382,175
                                                                                                                 --------------
                                                                                                                        592,337
                                                                                                                 --------------
                FOOD -- 1.5%
       250,000  Campbell Soup Co., 3 Mo. LIBOR + 0.63% (b)..........................     0.94%       03/15/21           250,495
       250,000  Conagra Brands, Inc., 3 Mo. LIBOR + 0.50% (b).......................     0.77%       10/09/20           250,047
       250,000  Conagra Brands, Inc.................................................     4.60%       11/01/25           290,956
       100,000  Kraft Heinz Foods Co. (a)...........................................     7.13%       08/01/39           138,151
        55,000  Kraft Heinz Foods Co................................................     5.00%       06/04/42            60,986
       730,000  Kraft Heinz Foods Co................................................     4.38%       06/01/46           750,004
       480,000  Kraft Heinz Foods Co. (a)...........................................     4.88%       10/01/49           530,193
       290,000  Kroger (The) Co.....................................................     4.45%       02/01/47           357,857
        20,000  Pilgrim's Pride Corp. (a)...........................................     5.88%       09/30/27            21,275
       387,000  Smithfield Foods, Inc. (a)..........................................     5.20%       04/01/29           428,860
                                                                                                                 --------------
                                                                                                                      3,078,824
                                                                                                                 --------------
                FOREST PRODUCTS & PAPER -- 0.3%
       540,000  Georgia-Pacific LLC (a).............................................     5.40%       11/01/20           544,540
                                                                                                                 --------------
                GAS -- 0.3%
       500,000  Southern Co. Gas Capital Corp.......................................     5.88%       03/15/41           694,084
                                                                                                                 --------------
                HEALTHCARE-PRODUCTS -- 0.2%
       150,000  Fresenius US Finance II, Inc. (a)...................................     4.25%       02/01/21           152,206
       208,000  Hologic, Inc. (a)...................................................     4.63%       02/01/28           221,578
                                                                                                                 --------------
                                                                                                                        373,784
                                                                                                                 --------------
                HEALTHCARE-SERVICES -- 1.6%
       635,000  Barnabas Health, Inc., Series 2012..................................     4.00%       07/01/28           713,250
        99,000  Centene Corp. (a)...................................................     5.25%       04/01/25           102,836
       250,000  Centene Corp........................................................     4.63%       12/15/29           274,631
       260,000  HCA, Inc............................................................     5.00%       03/15/24           294,031
        90,000  HCA, Inc............................................................     5.25%       04/15/25           105,017
       640,000  HCA, Inc............................................................     5.25%       06/15/49           806,248
       100,000  Humana, Inc.........................................................     3.15%       12/01/22           105,268
       105,000  Humana, Inc.........................................................     3.13%       08/15/29           116,296
       235,000  Partners Healthcare System, Inc., Series 2020.......................     3.34%       07/01/60           258,653
       340,000  Quest Diagnostics, Inc..............................................     4.20%       06/30/29           406,347
       150,000  Tenet Healthcare Corp...............................................     4.63%       07/15/24           153,600
                                                                                                                 --------------
                                                                                                                      3,336,177
                                                                                                                 --------------
                HOUSEHOLD PRODUCTS/WARES -- 0.0%
        60,000  Spectrum Brands, Inc................................................     6.13%       12/15/24            62,019
                                                                                                                 --------------
                INSURANCE -- 1.2%
       205,000  Berkshire Hathaway Finance Corp.....................................     4.20%       08/15/48           264,756
       295,000  Berkshire Hathaway Finance Corp.....................................     4.25%       01/15/49           384,267
       465,000  Farmers Insurance Exchange (a) (c)..................................     4.75%       11/01/57           479,808
       750,000  MassMutual Global Funding II (a)....................................     3.40%       03/08/26           855,143
       175,000  Teachers Insurance & Annuity Association of America (a) (c).........     4.38%       09/15/54           186,562
       325,000  Willis North America, Inc...........................................     2.95%       09/15/29           352,949
                                                                                                                 --------------
                                                                                                                      2,523,485
                                                                                                                 --------------


Page 48                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                MEDIA -- 1.4%
$      609,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...................     4.50%       08/15/30    $      647,065
       600,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     5.75%       04/01/48           753,954
        20,000  CSC Holdings LLC (a)................................................     5.38%       02/01/28            21,388
       287,000  CSC Holdings LLC (a)................................................     6.50%       02/01/29           323,413
       100,000  NBCUniversal Media LLC..............................................     2.88%       01/15/23           105,928
       150,000  Sirius XM Radio, Inc. (a)...........................................     3.88%       08/01/22           151,500
       390,000  Walt Disney (The) Co................................................     4.00%       10/01/23           429,564
       190,000  Walt Disney (The) Co................................................     2.65%       01/13/31           206,260
       140,000  Walt Disney (The) Co................................................     3.60%       01/13/51           160,304
                                                                                                                 --------------
                                                                                                                      2,799,376
                                                                                                                 --------------
                MISCELLANEOUS MANUFACTURING -- 0.3%
       205,000  General Electric Co., Medium-Term Note..............................     5.88%       01/14/38           236,993
       300,000  Ingersoll-Rand Co...................................................     9.00%       08/15/21           322,531
                                                                                                                 --------------
                                                                                                                        559,524
                                                                                                                 --------------
                OIL & GAS -- 0.9%
        88,000  Antero Resources Corp...............................................     5.13%       12/01/22            75,876
       100,000  Antero Resources Corp...............................................     5.63%       06/01/23            79,905
       236,000  Antero Resources Corp...............................................     5.00%       03/01/25           162,276
       175,000  BP Capital Markets America, Inc.....................................     3.63%       04/06/30           201,708
       170,000  EQT Corp............................................................     3.90%       10/01/27           164,845
       275,000  Exxon Mobil Corp....................................................     2.61%       10/15/30           299,653
       515,000  Exxon Mobil Corp....................................................     4.33%       03/19/50           662,695
       120,000  Range Resources Corp................................................     4.88%       05/15/25           112,263
                                                                                                                 --------------
                                                                                                                      1,759,221
                                                                                                                 --------------
                OIL & GAS SERVICES -- 0.2%
       340,000  USA Compression Partners L.P. / USA Compression Finance
                   Corp.............................................................     6.88%       04/01/26           350,962
                                                                                                                 --------------
                PACKAGING & CONTAINERS -- 0.7%
       490,000  Amcor Finance USA, Inc..............................................     4.50%       05/15/28           575,874
        58,000  Ball Corp...........................................................     4.00%       11/15/23            61,770
        58,000  Graphic Packaging International LLC.................................     4.88%       11/15/22            60,959
        75,000  Matthews International Corp. (a)....................................     5.25%       12/01/25            71,148
        20,000  Mauser Packaging Solutions Holding Co. (a)..........................     5.50%       04/15/24            20,329
        60,000  Sealed Air Corp. (a)................................................     5.50%       09/15/25            67,419
        20,000  Sealed Air Corp. (a)................................................     4.00%       12/01/27            21,350
       405,000  WRKCo, Inc..........................................................     4.65%       03/15/26           477,225
                                                                                                                 --------------
                                                                                                                      1,356,074
                                                                                                                 --------------
                PHARMACEUTICALS -- 2.6%
       390,000  AbbVie, Inc. (a)....................................................     4.55%       03/15/35           488,964
       105,000  AbbVie, Inc. (a)....................................................     4.05%       11/21/39           123,078
       200,000  AbbVie, Inc.........................................................     4.45%       05/14/46           243,016
        20,000  AbbVie, Inc. (a)....................................................     4.25%       11/21/49            24,227
       100,000  Bayer US Finance II LLC (a).........................................     3.50%       06/25/21           102,183
       180,000  Bayer US Finance II LLC (a).........................................     4.25%       12/15/25           207,241
       880,000  Bayer US Finance II LLC (a).........................................     4.38%       12/15/28         1,033,469
       265,000  Bayer US Finance II LLC (a).........................................     4.63%       06/25/38           317,201


                        See Notes to Financial Statements                Page 49

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                PHARMACEUTICALS (CONTINUED)
$      100,000  Bayer US Finance II LLC (a).........................................     4.40%       07/15/44    $      113,665
       130,000  Bayer US Finance II LLC (a).........................................     4.88%       06/25/48           161,349
       114,000  Becton Dickinson and Co.............................................     3.25%       11/12/20           114,557
       375,000  Becton Dickinson and Co., 3 Mo. LIBOR + 0.88% (b)...................     1.18%       12/29/20           375,160
       795,000  Cigna Corp..........................................................     4.38%       10/15/28           952,945
       670,000  CVS Health Corp.....................................................     5.05%       03/25/48           875,111
       182,000  Elanco Animal Health, Inc...........................................     5.27%       08/28/23           199,631
                                                                                                                 --------------
                                                                                                                      5,331,797
                                                                                                                 --------------
                PIPELINES -- 1.6%
        90,000  Cheniere Energy Partners L.P........................................     5.25%       10/01/25            91,215
        70,000  Energy Transfer Operating L.P.......................................     5.00%       05/15/50            67,084
       135,000  Energy Transfer Operating L.P., Series B (c)........................     6.63%          (d)             102,027
       370,000  Kinder Morgan, Inc..................................................     5.55%       06/01/45           459,047
        91,130  Pipeline Funding Co. LLC (a)........................................     7.50%       01/15/30           125,648
       145,000  Plains All American Pipeline L.P. / PAA Finance Corp................     4.65%       10/15/25           157,830
       350,000  Rockies Express Pipeline LLC (a)....................................     4.95%       07/15/29           352,625
       100,000  Rockies Express Pipeline LLC (a)....................................     6.88%       04/15/40           103,500
        61,364  Ruby Pipeline LLC (a)...............................................     7.00%       04/01/22            54,781
       100,000  Sabine Pass Liquefaction LLC........................................     5.63%       03/01/25           116,478
        50,000  Sunoco Logistics Partners Operations L.P............................     4.00%       10/01/27            51,443
       930,000  Sunoco Logistics Partners Operations L.P............................     5.40%       10/01/47           924,749
        75,000  TC PipeLines L.P....................................................     3.90%       05/25/27            81,038
        54,000  TransMontaigne Partners L.P. / TLP Finance Corp.....................     6.13%       02/15/26            55,158
       510,000  Williams Cos., (The), Inc...........................................     3.75%       06/15/27           563,802
                                                                                                                 --------------
                                                                                                                      3,306,425
                                                                                                                 --------------
                REAL ESTATE INVESTMENT TRUSTS -- 6.4%
       450,000  Alexandria Real Estate Equities, Inc................................     3.80%       04/15/26           515,329
        75,000  Alexandria Real Estate Equities, Inc., Class E......................     3.45%       04/30/25            83,564
        75,000  American Campus Communities Operating Partnership L.P...............     3.75%       04/15/23            78,702
       500,000  American Campus Communities Operating Partnership L.P...............     4.13%       07/01/24           541,324
       300,000  Boston Properties L.P...............................................     4.13%       05/15/21           304,948
       250,000  Boston Properties L.P...............................................     2.75%       10/01/26           270,441
       200,000  Boston Properties L.P...............................................     3.40%       06/21/29           219,529
       550,000  Camden Property Trust...............................................     2.95%       12/15/22           575,416
       500,000  CubeSmart L.P.......................................................     4.38%       02/15/29           586,339
       515,000  CyrusOne L.P. / CyrusOne Finance Corp...............................     2.90%       11/15/24           551,331
       665,000  CyrusOne L.P. / CyrusOne Finance Corp...............................     3.45%       11/15/29           727,327
       325,000  Essex Portfolio L.P.................................................     3.63%       08/15/22           342,442
       200,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.38%       11/01/23           214,913
       250,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.38%       04/15/26           277,905
       175,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.75%       06/01/28           199,546
       185,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.30%       01/15/29           205,144
       115,000  GLP Capital L.P. / GLP Financing II, Inc............................     4.00%       01/15/30           119,540
       575,000  Healthcare Realty Trust, Inc........................................     3.75%       04/15/23           604,961
       575,000  Healthcare Trust of America Holdings L.P............................     3.70%       04/15/23           607,013
         3,000  Healthpeak Properties, Inc..........................................     4.25%       11/15/23             3,287
        75,000  Healthpeak Properties, Inc..........................................     4.00%       06/01/25            84,624
       500,000  Hudson Pacific Properties L.P.......................................     3.95%       11/01/27           541,803
       175,000  Hudson Pacific Properties L.P.......................................     4.65%       04/01/29           197,720


Page 50                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
$      400,000  Kilroy Realty L.P...................................................     3.45%       12/15/24    $      425,314
       400,000  Kilroy Realty L.P...................................................     4.38%       10/01/25           443,146
       500,000  Kimco Realty Corp...................................................     3.40%       11/01/22           526,160
       505,000  Lexington Realty Trust..............................................     2.70%       09/15/30           512,604
       117,000  MGM Growth Properties Operating Partnership L.P. / MGP Finance
                   Co.-Issuer, Inc..................................................     5.63%       05/01/24           126,665
       250,000  National Retail Properties, Inc.....................................     3.90%       06/15/24           272,352
        40,000  SBA Communications Corp.............................................     4.88%       09/01/24            41,138
       380,000  SL Green Operating Partnership L.P., 3 Mo. LIBOR + 0.98% (b)........     1.26%       08/16/21           376,922
       325,000  SL Green Operating Partnership L.P..................................     3.25%       10/15/22           332,092
       300,000  Ventas Realty L.P...................................................     3.75%       05/01/24           321,656
       250,000  Ventas Realty L.P...................................................     2.65%       01/15/25           261,309
        75,000  Ventas Realty L.P...................................................     4.00%       03/01/28            81,265
       250,000  VEREIT Operating Partnership L.P....................................     4.63%       11/01/25           277,374
     1,000,000  WEA Finance LLC (a).................................................     3.15%       04/05/22         1,017,618
       250,000  Welltower, Inc......................................................     3.75%       03/15/23           264,705
                                                                                                                 --------------
                                                                                                                     13,133,468
                                                                                                                 --------------
                RETAIL -- 0.7%
       100,000  Family Dollar Stores, Inc...........................................     5.00%       02/01/21           101,735
       100,000  FirstCash, Inc. (a).................................................     4.63%       09/01/28           102,956
       138,000  Rite Aid Corp. (a)..................................................     8.00%       11/15/26           140,415
        75,000  Starbucks Corp......................................................     3.80%       08/15/25            85,359
       160,000  Starbucks Corp......................................................     2.25%       03/12/30           165,826
       100,000  Walgreen Co.........................................................     3.10%       09/15/22           105,087
       300,000  Walgreens Boots Alliance, Inc.......................................     3.30%       11/18/21           308,857
       435,000  Walgreens Boots Alliance, Inc.......................................     4.80%       11/18/44           480,242
                                                                                                                 --------------
                                                                                                                      1,490,477
                                                                                                                 --------------
                SEMICONDUCTORS -- 0.5%
       205,000  Broadcom, Inc.......................................................     3.63%       10/15/24           224,840
       615,000  Intel Corp..........................................................     3.73%       12/08/47           734,603
                                                                                                                 --------------
                                                                                                                        959,443
                                                                                                                 --------------
                TELECOMMUNICATIONS -- 2.5%
       150,000  AT&T, Inc...........................................................     4.50%       05/15/35           179,923
       594,000  AT&T, Inc...........................................................     4.85%       03/01/39           721,672
        25,000  AT&T, Inc...........................................................     4.80%       06/15/44            30,213
       755,000  AT&T, Inc...........................................................     4.75%       05/15/46           909,204
       289,000  Level 3 Financing, Inc..............................................     5.38%       01/15/24           293,305
        54,000  Qwest Corp..........................................................     6.75%       12/01/21            57,247
       125,000  Qwest Corp..........................................................     7.25%       09/15/25           145,182
       335,000  SES GLOBAL Americas Holdings G.P. (a)...............................     5.30%       03/25/44           350,973
       320,000  Sprint Corp.........................................................     7.88%       09/15/23           372,600
     1,005,000  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (a).........................................     4.74%       03/20/25         1,093,696
        90,000  T-Mobile USA, Inc...................................................     6.00%       03/01/23            90,225
       238,000  T-Mobile USA, Inc...................................................     6.00%       04/15/24           242,970
        74,000  T-Mobile USA, Inc...................................................     4.75%       02/01/28            79,828
       125,000  T-Mobile USA, Inc. (a)..............................................     3.88%       04/15/30           143,435
        35,000  T-Mobile USA, Inc. (a)..............................................     2.55%       02/15/31            36,641


                        See Notes to Financial Statements                Page 51

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                TELECOMMUNICATIONS (CONTINUED)
$      250,000  T-Mobile USA, Inc. (a)..............................................     4.38%       04/15/40    $      299,455
                                                                                                                 --------------
                                                                                                                      5,046,569
                                                                                                                 --------------
                TRUCKING & LEASING -- 0.2%
       500,000  Aviation Capital Group LLC, 3 Mo. LIBOR + 0.95% (a) (b).............     1.20%       06/01/21           487,166
                                                                                                                 --------------
                TOTAL CORPORATE BONDS AND NOTES................................................................      73,631,877
                (Cost $67,265,598)                                                                               --------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 14.5%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.0%
                Federal National Mortgage Association
     2,451,925     Series 2011-116, Class SA, IO, 1 Mo. LIBOR (x) -1 + 6.00% (e)....     5.82%       11/25/41           428,044
       532,547     Series 2011-130, Class NW, 1 Mo. LIBOR + 1.20% (b)...............     1.36%       12/25/41           548,224
       491,186     Series 2012-128, Class UA........................................     2.50%       06/25/42           518,590
     2,245,364     Series 2013-18, Class MI, IO.....................................     3.00%       02/25/33           156,536
                Government National Mortgage Association
     1,556,788     Series 2003-110, Class S, IO, 1 Mo. LIBOR (x) -1 + 6.60% (e).....     6.41%       10/20/33           251,816
     2,050,491     Series 2018-63, Class IO, IO.....................................     4.00%       09/20/47           259,049
                                                                                                                 --------------
                                                                                                                      2,162,259
                                                                                                                 --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 4.3%
                Federal National Mortgage Association
     5,476,662     Series 2012-M4, Class X1, IO (f) (g).............................     0.53%       04/25/22            31,826
     1,651,122     Series 2014-M6, Class X2, IO (f) (h).............................     0.40%       05/25/21               962
    28,277,746     Series 2015-M4, Class X2, IO (f).................................     0.48%       07/25/22           149,669
       605,504     Series 2016-M2, Class AL.........................................     3.47%       04/25/36           623,539
       252,807     Series 2016-M2, Class X3, IO (f) (h).............................     2.06%       04/25/36             4,609
     3,007,388     Series 2016-M4, Class X2, IO (f).................................     2.70%       01/25/39           198,134
       352,388     Series 2016-M11, Class X2, IO (f)................................     2.83%       07/25/39             9,877
     6,100,000     Series 2019-M29, Class X4, IO (b)................................     0.70%       03/25/29           278,265
                Freddie Mac Multifamily PC REMIC Trust
     4,095,000     Series 2019-P002, Class X, IO (g)................................     1.01%       07/25/33           472,624
                Freddie Mac Multifamily Structured Pass Through Certificates
     2,000,000     Series 2011-K010, Class X3, IO (f)...............................     4.72%       11/25/44            13,815
     3,000,000     Series 2011-K011, Class X3, IO (f)...............................     2.66%       12/25/43            18,259
     5,413,749     Series 2011-K012, Class X3, IO (f)...............................     2.33%       01/25/41             8,874
       550,000     Series 2011-KAIV, Class X2, IO (f)...............................     3.61%       06/25/41             9,780
     8,139,000     Series 2012-K021, Class X3, IO (f)...............................     2.03%       07/25/40           252,598
     2,500,000     Series 2012-K022, Class X3, IO (f)...............................     1.87%       08/25/40            74,099
    11,075,000     Series 2013-K025, Class X3, IO (f)...............................     1.81%       11/25/40           365,724
    76,405,261     Series 2013-K031, Class X1, IO (f)...............................     0.32%       04/25/23           378,840
    17,827,558     Series 2013-K035, Class X1, IO (f)...............................     0.50%       08/25/23           170,562
     4,000,000     Series 2013-K035, Class X3, IO (f)...............................     1.85%       12/25/41           185,646
     2,500,000     Series 2014-K037, Class X3, IO (f)...............................     2.28%       01/25/42           163,480
     2,145,000     Series 2014-K039, Class X3, IO (f)...............................     2.18%       08/25/42           174,419
    37,598,715     Series 2014-K714, Class X3, IO (f)...............................     2.04%       01/25/42               376
    11,000,000     Series 2014-K715, Class X3, IO (f)...............................     2.08%       02/25/41           120,615
    30,235,000     Series 2014-K716, Class X3, IO (f)...............................     1.85%       08/25/42           452,739
     9,545,414     Series 2015-K042, Class X1, IO (f)...............................     1.17%       12/25/24           369,528
    14,385,506     Series 2015-K044, Class X1, IO (f)...............................     0.86%       01/25/25           377,538


Page 52                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                Freddie Mac Multifamily Structured Pass Through Certificates
                 (Continued)
$    8,662,737     Series 2015-K045, Class X1, IO (f)...............................     0.57%       01/25/25    $      142,297
       492,196     Series 2015-K719, Class X1, IO (f)...............................     0.82%       06/25/22               336
     1,388,559     Series 2015-K720, Class X1, IO (f)...............................     0.64%       08/25/22             9,261
     4,915,532     Series 2016-K057, Class X1, IO (f)...............................     1.32%       07/25/26           291,603
     1,900,000     Series 2016-K060, Class X3, IO (f)...............................     1.96%       12/25/44           192,403
     5,093,326     Series 2016-KIR1, Class X, IO (f)................................     1.20%       03/25/26           254,462
     9,971,869     Series 2016-KS05, Class X, IO (f)................................     0.76%       01/25/23           130,776
     3,755,847     Series 2016-KS06, Class X, IO (f)................................     1.20%       08/25/26           172,211
     5,000,000     Series 2016-KS07, Class X, IO (f)................................     0.78%       09/25/25           145,933
     6,770,045     Series 2016-KW01, Class X1, IO (f)...............................     1.17%       01/25/26           285,147
    11,898,606     Series 2017-K726, Class X1, IO (f)...............................     1.02%       04/25/24           298,505
     2,230,000     Series 2017-K728, Class X3, IO (f)...............................     2.02%       11/25/45           159,243
       670,406     Series 2017-Q006, Class APT1 (b).................................     2.67%       07/25/26           672,806
       125,000     Series 2018-K155, Class A3.......................................     3.75%       04/25/33           155,886
       125,000     Series 2018-W5FX, Class AFX (f)..................................     3.34%       04/25/28           142,095
     1,364,897     Series 2019-KC04, Class X1, IO (f)...............................     1.41%       12/25/26            77,037
     7,190,422     Series 2019-KC05, Class X1, IO (f)...............................     1.20%       06/25/27           431,955
     1,800,000     Series 2019-KS11, Class XFX, IO (f)..............................     1.76%       06/25/29           195,831
                Government National Mortgage Association
       679,991     Series 2013-125, Class IO, IO (g)................................     0.53%       10/16/54            15,051
     2,276,435     Series 2014-125, Class IO, IO (g)................................     0.92%       11/16/54           112,443
                                                                                                                 --------------
                                                                                                                      8,791,678
                                                                                                                 --------------
                PASS-THROUGH SECURITIES -- 9.2%
                Federal Home Loan Mortgage Corporation
       440,094     Pool WA3208......................................................     3.98%       04/01/34           524,866
       294,631     Pool WA3303......................................................     3.83%       05/01/35           352,599
       576,751     Pool WN0006......................................................     3.42%       07/01/30           670,812
                Federal National Mortgage Association
       405,220     Pool 464398......................................................     5.97%       01/01/40           460,798
       307,114     Pool 464400......................................................     5.97%       01/01/40           349,236
       485,316     Pool AM2974......................................................     4.10%       04/01/43           563,387
       326,000     Pool BL1882......................................................     3.60%       03/01/34           392,718
       645,017     Pool BL5962......................................................     2.38%       03/01/30           708,652
     6,650,000     Pool TBA (i).....................................................     2.00%       09/15/50         6,858,332
     7,475,000     Pool TBA (i).....................................................     2.50%       09/15/50         7,867,437
                                                                                                                 --------------
                                                                                                                     18,748,837
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES........................................      29,702,774
                (Cost $30,024,480)                                                                               --------------

MORTGAGE-BACKED SECURITIES -- 12.3%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 12.2%
                Adjustable Rate Mortgage Trust
       127,082     Series 2005-8, Class 3A21 (f)....................................     3.08%       11/25/35           109,478
                Alternative Loan Trust
       320,601     Series 2005-16, Class A3, 1 Mo. LIBOR + 0.50% (b)................     0.68%       06/25/35           291,326


                        See Notes to Financial Statements                Page 53

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Alternative Loan Trust (Continued)
$      100,701     Series 2005-76, Class 1A1, 12 Mo. Treasury Average +
                      1.48% (b).....................................................     2.65%       01/25/36    $       94,722
       364,721     Series 2006-33CB, Class 2A1......................................     6.00%       11/25/36           294,213
       320,637     Series 2007-OA6, Class A1B, 1 Mo. LIBOR + 0.20% (b)..............     0.38%       06/25/37           288,226
                American Home Mortgage Assets Trust
       940,671     Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (b).....     1.87%       02/25/47           516,937
                American Home Mortgage Investment Trust
       802,297     Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (b)................     0.76%       11/25/45           739,544
                BCAP LLC Trust
       377,285     Series 2007-AA3, Class 1A1A, 1 Mo. LIBOR + 0.21% (b).............     0.39%       04/25/37           318,326
     1,000,000     Series 2015-RR2, Class 25A3 (a) (f)..............................     0.38%       10/28/36           907,148
                Bear Stearns ALT-A Trust
       969,935     Series 2004-8, Class M1, 1 Mo. LIBOR + 0.92% (b).................     1.09%       09/25/34           950,869
                Bear Stearns Mortgage Funding Trust
       815,335     Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (b)..............     0.39%       07/25/36           740,603
       723,959     Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (b)..............     0.36%       10/25/36           615,007
       272,157     Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.16% (b)..............     0.34%       01/25/37           244,393
       235,235     Series 2007-AR3, Class 1A1, 1 Mo. LIBOR + 0.14% (b)..............     0.32%       03/25/37           210,788
                CIM Trust
       796,450     Series 2017-8, Class A1 (a) (b)..................................     3.00%       12/25/65           798,356
       270,275     Series 2018-R6, Class A1, 1 Mo. LIBOR + 1.08% (a) (b)............     1.23%       09/25/58           266,547
                Credit Suisse Mortgage Trust
       201,604     Series 2010-7R, Class 1A12 (a)...................................     4.00%       01/26/37           203,493
        88,534     Series 2014-2R, Class 28A1 (a) (f)...............................     3.00%       06/27/37            89,157
                DSLA Mortgage Loan Trust
        86,427     Series 2004-AR4, Class 2A1A, 1 Mo. LIBOR + 0.36% (b).............     0.52%       01/19/45            75,144
                First Horizon Alternative Mortgage Securities Trust
        60,367     Series 2004-AA4, Class A1 (f)....................................     3.53%       10/25/34            60,011
                GreenPoint Mortgage Funding Trust
        91,779     Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (b)..............     0.76%       02/25/36            89,239
       527,602     Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.20% (b).............     0.38%       03/25/47           506,837
                GreenPoint MTA Trust
       520,225     Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.24% (b)..............     0.42%       08/25/45           474,199
                HarborView Mortgage Loan Trust
       231,172     Series 2005-9, Class 2A1A, 1 Mo. LIBOR + 0.34% (b)...............     0.50%       06/20/35           225,889
       637,006     Series 2005-9, Class 2A1C, 1 Mo. LIBOR + 0.45% (b)...............     0.61%       06/20/35           608,561
       732,365     Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (b)................     1.18%       10/25/37           651,792
                HomeBanc Mortgage Trust
       275,906     Series 2005-4, Class A1, 1 Mo. LIBOR + 0.27% (b).................     0.45%       10/25/35           275,200
                Impac CMB Trust
        91,070     Series 2005-1, Class 1A1, 1 Mo. LIBOR + 0.52% (b)................     0.70%       04/25/35            88,596
                IndyMac INDX Mortgage Loan Trust
       502,675     Series 2005-16IP, Class A1, 1 Mo. LIBOR + 0.64% (b)..............     0.82%       07/25/45           444,930
       712,681     Series 2006-AR4, Class A1A, 1 Mo. LIBOR + 0.21% (b)..............     0.39%       05/25/46           664,788
       301,808     Series 2006-AR21, Class A1, 1 Mo. LIBOR + 0.12% (b)..............     0.30%       08/25/36           271,945
       201,175     Series 2007-FLX2, Class A1C, 1 Mo. LIBOR + 0.19% (b).............     0.37%       04/25/37           183,063
                JP Morgan Alternative Loan Trust
       100,867     Series 2007-S1, Class A2, 1 Mo. LIBOR + 0.34% (b)................     0.52%       04/25/47            93,832


Page 54                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Lehman Mortgage Trust
$    1,019,451     Series 2006-1, Class 1A5.........................................     5.50%       02/25/36    $      816,213
                Lehman XS Trust
       369,419     Series 2005-5N, Class 3A1A, 1 Mo. LIBOR + 0.30% (b)..............     0.48%       11/25/35           361,229
                MASTR Adjustable Rate Mortgages Trust
       820,000     Series 2004-14, Class B1, 1 Mo. LIBOR + 2.15% (b)................     2.33%       01/25/35           834,954
       541,485     Series 2007-2, Class A1, 1 Mo. LIBOR + 0.15% (b).................     0.33%       03/25/47           506,228
                Merrill Lynch Mortgage Investors Trust
       210,379     Series 2003-D, Class A, 1 Mo. LIBOR + 0.62% (b)..................     0.80%       08/25/28           203,796
       340,200     Series 2004-E, Class A2B, 6 Mo. LIBOR + 0.72% (b)................     1.69%       11/25/29           339,913
                Morgan Stanley Resecuritization Trust
        84,677     Series 2014-R8, Class 3B1, 12 Mo. Treasury Average +
                      0.75% (a) (b).................................................     2.07%       06/26/47            80,937
                Opteum Mortgage Acceptance Corp Trust
       682,874     Series 2006-1, Class 1AC1, 1 Mo. LIBOR + 0.30% (b)...............     0.48%       04/25/36           647,492
                Structured Adjustable Rate Mortgage Loan Trust
        60,437     Series 2005-12, Class 3A1 (f)....................................     3.31%       06/25/35            58,896
       594,447     Series 2006-11, Class 1A1, 1 Mo. LIBOR + 0.16% (b)...............     0.34%       12/25/36           557,244
       811,859     Series 2007-4, Class 1A2, 1 Mo. LIBOR + 0.22% (b)................     0.40%       05/25/37           757,682
                Structured Asset Mortgage Investments II Trust
       418,589     Series 2005-AR2, Class 2A1, 1 Mo. LIBOR + 0.46% (b)..............     0.64%       05/25/45           403,207
       579,975     Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.23% (b)..............     0.41%       02/25/36           531,020
       449,060     Series 2006-AR3, Class 12A1, 1 Mo. LIBOR + 0.22% (b).............     0.40%       05/25/36           376,984
       525,717     Series 2006-AR4, Class 3A1, 1 Mo. LIBOR + 0.19% (b)..............     0.37%       06/25/36           470,981
        78,376     Series 2006-AR5, Class 1A1, 1 Mo. LIBOR + 0.21% (b)..............     0.39%       05/25/36            72,112
     1,006,250     Series 2006-AR8, Class A1A, 1 Mo. LIBOR + 0.20% (b)..............     0.38%       10/25/36           937,387
       575,901     Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.16% (b)..............     0.34%       01/25/37           495,980
       243,943     Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (b)..............     0.36%       01/25/37           210,618
       842,925     Series 2007-AR6, Class A1, 12 Mo. Treasury Average +
                      1.50% (b).....................................................     2.67%       08/25/47           788,321
                Structured Asset Mortgage Investments Trust
       197,906     Series 2003-AR3, Class A1, 1 Mo. LIBOR + 0.68% (b)...............     0.84%       11/19/33           192,746
                TBW Mortgage-Backed Trust
       782,746     Series 2006-4, Class A4 (j)......................................     6.16%       09/25/36           765,476
                WaMu Mortgage Pass-Through Certificates Trust
       186,081     Series 2004-AR12, Class A2A, 1 Mo. LIBOR + 0.78% (b).............     0.96%       10/25/44           182,851
       454,378     Series 2006-AR3, Class A1A, 12 Mo. Treasury Average +
                      1.00% (b).....................................................     2.17%       02/25/46           441,564
        69,752     Series 2006-AR11, Class 1A, 12 Mo. Treasury Average +
                      0.96% (b).....................................................     2.13%       09/25/46            62,514
     1,112,971     Series 2007-OA5, Class 1A, 12 Mo. Treasury Average +
                      0.75% (b).....................................................     1.92%       06/25/47         1,021,835
                Wells Fargo Mortgage Backed Securities Trust
       390,454     Series 2007-AR5, Class A1 (f)....................................     4.12%       10/25/37           375,969
                                                                                                                 --------------
                                                                                                                     24,887,308
                                                                                                                 --------------
                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS -- 0.1%
                COMM Mortgage Trust
     1,541,788     Series 2012-CR4, Class XA, IO (f)................................     1.84%       10/15/45            46,793
     5,600,000     Series 2020-CBM, Class XCP, IO (a) (f)...........................     0.59%       02/10/37           117,628


                        See Notes to Financial Statements                Page 55

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
                GS Mortgage Securities Corp Trust
$    2,600,000     Series 2020-UPTN, Class XA, IO (a) (f)...........................     0.35%       02/10/37    $       40,339
                                                                                                                 --------------
                                                                                                                        204,760
                                                                                                                 --------------
                TOTAL MORTGAGE-BACKED SECURITIES...............................................................      25,092,068
                (Cost $25,864,555)                                                                               --------------

ASSET-BACKED SECURITIES -- 10.8%

                321 Henderson Receivables LLC
       320,792     Series 2013-2A, Class A (a)......................................     4.21%       03/15/62           373,414
                ABFC Trust
       103,622     Series 2007-NC1, Class A2, 1 Mo. LIBOR + 0.30% (a) (b)...........     0.48%       05/25/37            98,640
                ACE Securities Corp. Home Equity Loan Trust
     1,044,130     Series 2006-HE3, Class A2C, 1 Mo. LIBOR + 0.15% (b)..............     0.33%       06/25/36           871,117
                Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Ctfs
       921,440     Series 2002-AR1, Class M1, 1 Mo. LIBOR + 1.07% (b)...............     1.24%       09/25/32           928,227
                Argent Securities, Inc.
       160,000     Series 2005-W3, Class M1, 1 Mo. LIBOR + 0.44% (b)................     0.62%       11/25/35           153,596
                BCMSC Trust
     2,369,065     Series 2000-A, Class A5 (b)......................................     8.32%       06/15/30           787,733
                Carrington Mortgage Loan Trust
        56,922     Series 2005-NC5, Class M1, 1 Mo. LIBOR + 0.48% (b)...............     0.66%       10/25/35            56,864
                Citigroup Mortgage Loan Trust
     1,235,463     Series 2006-HE3, Class A2B, 1 Mo. LIBOR + 0.10% (b)..............     0.28%       12/25/36         1,016,546
                Citigroup Mortgage Loan Trust, Inc.
        22,734     Series 2005-HE4, Class M1, 1 Mo. LIBOR + 0.41% (b)...............     0.59%       10/25/35            23,271
       425,000     Series 2007-WFH3, Class M1, 1 Mo. LIBOR + 0.26% (b)..............     0.44%       06/25/37           405,875
                Conseco Finance Corp.
        39,693     Series 1996-7, Class M1 (b)......................................     7.70%       09/15/26            40,974
     1,518,950     Series 1999-3, Class A8 (b)......................................     7.06%       02/01/31         1,515,801
                Corevest American Finance Trust
       405,000     Series 2020-1, Class A2 (a)......................................     2.30%       03/15/50           421,133
     1,639,851     Series 2020-1, Class XA, IO (a) (f)..............................     2.86%       03/15/50           187,673
                Countrywide Asset-Backed Certificates
       208,486     Series 2006-6, Class 1A1, 1 Mo. LIBOR + 0.17% (b)................     0.35%       09/25/36           206,066
                Credit-Based Asset Servicing & Securitization LLC
       957,000     Series 2006-MH1, Class B1 (a) (j)................................     6.25%       10/25/36           997,742
                EquiFirst Mortgage Loan Trust
       104,274     Series 2005-1, Class M3, 1 Mo. LIBOR + 0.72% (b).................     0.90%       04/25/35           103,926
                First Franklin Mortgage Loan Trust
       127,354     Series 2006-FF11, Class 2A3, 1 Mo. LIBOR + 0.15% (b).............     0.33%       08/25/36           111,526
                Fremont Home Loan Trust
        79,881     Series 2005-D, Class 2A4, 1 Mo. LIBOR + 0.34% (b)................     0.52%       11/25/35            79,181
                GSAA Home Equity Trust
       805,705     Series 2007-8, Class A3, 1 Mo. LIBOR + 0.45% (b).................     0.63%       08/25/37           794,002
                GSAMP Trust
     1,300,000     Series 2006-HE4, Class A2D, 1 Mo. LIBOR + 0.26% (b)..............     0.44%       06/25/36         1,238,467
                JP Morgan Mortgage Acquisition Trust
       931,971     Series 2006-CH2, Class AF6 (j)...................................     5.54%       10/25/36           760,186


Page 56                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                JP Morgan Mortgage Acquisition Trust (Continued)
$      701,193     Series 2006-WF1, Class A5, steps up to 6.91% after Redemption
                      Date (k)......................................................     6.41%       07/25/36    $      331,417
     1,269,537     Series 2007-CH2, Class AF6 (j)...................................     4.60%       01/25/37           948,081
                Long Beach Mortgage Loan Trust
     2,601,835     Series 2006-8, Class 2A3, 1 Mo. LIBOR + 0.16% (b)................     0.34%       09/25/36         1,100,756
                Mastr Asset Backed Securities Trust
       150,896     Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (b)...............     0.34%       11/25/36           110,325
                Mid-State Capital Trust
        20,722     Series 2010-1, Class A (a).......................................     3.50%       12/15/45            21,170
                Morgan Stanley ABS Capital I, Inc. Trust
     2,251,364     Series 2006-HE8, Class A2B, 1 Mo. LIBOR + 0.10% (b)..............     0.28%       10/25/36         1,358,453
     1,443,308     Series 2007-HE4, Class A2B, 1 Mo. LIBOR + 0.18% (b)..............     0.36%       02/25/37           618,120
                Navient Student Loan Trust
        31,134     Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (b).................     0.69%       06/25/31            30,101
                NovaStar Mortgage Funding Trust
     1,060,246     Series 2007-2, Class A1A, 1 Mo. LIBOR + 0.20% (b)................     0.38%       09/25/37         1,012,342
                Residential Asset Mortgage Products, Inc.
       155,905     Series 2005-RZ3, Class M3, 1 Mo. LIBOR + 0.55% (b)...............     0.73%       09/25/35           155,430
       900,000     Series 2006-RZ1, Class M3, 1 Mo. LIBOR + 0.45% (b)...............     0.63%       03/25/36           889,659
                Residential Asset Securities Corp.
       150,000     Series 2005-KS11, Class M2, 1 Mo. LIBOR + 0.42% (b)..............     0.60%       12/25/35           146,846
       150,000     Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.33% (b)...............     0.51%       04/25/36           144,608
                SLM Student Loan Trust
       905,000     Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (b)..................     0.99%       10/27/70           719,635
       300,000     Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (b)..................     1.44%       01/25/83           238,977
       300,000     Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (b)..................     1.44%       04/26/83           244,830
       650,000     Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (b)..................     2.09%       07/25/73           592,233
       300,000     Series 2008-6, Class B, 3 Mo. LIBOR + 1.85% (b)..................     2.09%       07/26/83           252,045
       220,000     Series 2008-8, Class B, 3 Mo. LIBOR + 2.25% (b)..................     2.49%       10/25/75           213,734
       800,000     Series 2008-9, Class B, 3 Mo. LIBOR + 2.25% (b)..................     2.49%       10/25/83           765,391
       100,000     Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (b)..................     1.98%       09/25/43            94,548
                Soundview Home Loan Trust
       279,776     Series 2007-OPT2, Class 2A4, 1 Mo. LIBOR + 0.25% (b).............     0.43%       07/25/37           224,657
                Structured Receivables Finance LLC
       137,177     Series 2010-B, Class A (a).......................................     3.73%       08/15/36           139,890
                Washington Mutural Asset-Backed Certificates WMABS Trust
       590,180     Series 2006-HE5, Class 1A, 1 Mo. LIBOR + 0.16% (b)...............     0.33%       10/25/36           483,646
                                                                                                                 --------------
                TOTAL ASSET-BACKED SECURITIES..................................................................      22,008,854
                (Cost $22,459,519)                                                                               --------------

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES -- 8.9%

                BANKS -- 1.1%
       200,000  Global Bank Corp. (USD) (c)(l)......................................     5.25%       04/16/29           210,300
       125,000  Lloyds Bank PLC (USD)...............................................     3.30%       05/07/21           127,464
       200,000  Lloyds Banking Group PLC (USD)......................................     3.90%       03/12/24           220,067


                        See Notes to Financial Statements                Page 57

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                BANKS (CONTINUED)
       665,000  Lloyds Banking Group PLC (USD) (c)..................................     3.87%       07/09/25    $      732,061
       250,000  Santander UK Group Holdings PLC (USD) (c)...........................     4.80%       11/15/24           278,570
       650,000  Santander UK PLC (USD)..............................................     3.40%       06/01/21           665,262
                                                                                                                 --------------
                                                                                                                      2,233,724
                                                                                                                 --------------
                BEVERAGES -- 0.2%
       170,000  Bacardi Ltd. (USD) (a)..............................................     4.70%       05/15/28           198,409
        15,000  Bacardi Ltd. (USD) (a)..............................................     5.30%       05/15/48            19,472
       125,000  Pernod Ricard S.A. (USD) (a)........................................     4.45%       01/15/22           131,729
                                                                                                                 --------------
                                                                                                                        349,610
                                                                                                                 --------------
                COMMERCIAL SERVICES -- 0.7%
       200,000  DP World Crescent Ltd. (USD) (a)....................................     4.85%       09/26/28           225,500
       580,000  IHS Markit Ltd. (USD) (a)...........................................     4.75%       02/15/25           661,542
       465,000  IHS Markit Ltd. (USD)...............................................     4.75%       08/01/28           558,333
                                                                                                                 --------------
                                                                                                                      1,445,375
                                                                                                                 --------------
                DIVERSIFIED FINANCIAL SERVICES -- 1.9%
       600,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                   (USD)............................................................     4.50%       05/15/21           610,287
        20,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                   (USD)............................................................     3.95%       02/01/22            20,261
       110,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                   (USD)............................................................     3.50%       05/26/22           110,567
        55,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                   (USD)............................................................     4.13%       07/03/23            55,627
       115,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                   (USD)............................................................     3.88%       01/23/28           106,101
        74,000  Avolon Holdings Funding Ltd. (USD) (a)..............................     5.13%       10/01/23            72,043
        20,000  Avolon Holdings Funding Ltd. (USD) (a)..............................     5.25%       05/15/24            19,416
       100,000  Avolon Holdings Funding Ltd. (USD) (a)..............................     3.95%       07/01/24            92,486
       185,000  Avolon Holdings Funding Ltd. (USD) (a)..............................     2.88%       02/15/25           164,783
     1,690,000  GE Capital International Funding Co. Unlimited Co. (USD)............     4.42%       11/15/35         1,747,853
       250,000  Park Aerospace Holdings Ltd. (USD) (a)..............................     3.63%       03/15/21           245,590
       165,000  Park Aerospace Holdings Ltd. (USD) (a)..............................     5.25%       08/15/22           163,894
        90,000  Park Aerospace Holdings Ltd. (USD) (a)..............................     4.50%       03/15/23            85,946
       290,000  Park Aerospace Holdings Ltd. (USD) (a)..............................     5.50%       02/15/24           286,187
                                                                                                                 --------------
                                                                                                                      3,781,041
                                                                                                                 --------------
                ELECTRIC -- 0.1%
       250,000  Mong Duong Finance Holdings B.V. (USD) (l)..........................     5.13%       05/07/29           253,597
                                                                                                                 --------------
                ENVIRONMENTAL CONTROL -- 0.3%
       600,000  Waste Connections, Inc. (USD).......................................     2.60%       02/01/30           645,252
                                                                                                                 --------------
                FOOD -- 0.0%
        20,000  JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
                   (USD) (a)........................................................     5.50%       01/15/30            22,248
                                                                                                                 --------------


Page 58                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                MACHINERY-DIVERSIFIED -- 0.1%
       110,000  Titan Acquisition Ltd. / Titan Co.-Borrower LLC (USD) (a)...........     7.75%       04/15/26    $      111,145
                                                                                                                 --------------
                MEDIA -- 0.2%
       200,000  Virgin Media Secured Finance PLC (USD) (a)..........................     5.50%       08/15/26           211,250
       270,000  Virgin Media Secured Finance PLC (USD) (a)..........................     5.50%       05/15/29           292,367
                                                                                                                 --------------
                                                                                                                        503,617
                                                                                                                 --------------
                MINING -- 0.5%
       250,000  Corp. Nacional del Cobre de Chile (USD) (l).........................     3.63%       08/01/27           273,735
       200,000  Corp. Nacional del Cobre de Chile (USD) (l).........................     3.15%       01/14/30           212,051
       500,000  Indonesia Asahan Aluminium Persero PT (USD) (a).....................     6.53%       11/15/28           621,250
                                                                                                                 --------------
                                                                                                                      1,107,036
                                                                                                                 --------------
                MISCELLANEOUS MANUFACTURING -- 0.0%
        40,000  Ingersoll-Rand Luxembourg Finance S.A. (USD)........................     3.55%       11/01/24            44,323
                                                                                                                 --------------
                OIL & GAS -- 1.5%
       218,000  KazMunayGas National Co. JSC (USD) (l)..............................     5.75%       04/19/47           273,706
       400,000  Pertamina Persero PT (USD) (a)......................................     3.10%       08/27/30           415,000
       333,000  Petrobras Global Finance B.V. (USD) (a).............................     5.09%       01/15/30           347,569
       400,000  Petroleos del Peru S.A. (USD) (l)...................................     4.75%       06/19/32           450,000
       270,000  Petroleos Mexicanos (USD) (a).......................................     5.95%       01/28/31           244,255
       370,000  Petroleos Mexicanos (USD)...........................................     6.63%       06/15/35           327,450
       105,000  Petroleos Mexicanos (USD)...........................................     6.75%       09/21/47            87,851
       110,000  Petroleos Mexicanos (USD) (a).......................................     6.95%       01/28/60            91,699
       200,000  Petronas Capital Ltd. (USD) (a).....................................     3.50%       04/21/30           227,106
       200,000  Saudi Arabian Oil Co. (USD) (l).....................................     4.25%       04/16/39           233,709
       104,520  Transocean Pontus Ltd. (USD) (a)....................................     6.13%       08/01/25            94,037
       293,000  Transocean Poseidon Ltd. (USD) (a)..................................     6.88%       02/01/27           243,190
                                                                                                                 --------------
                                                                                                                      3,035,572
                                                                                                                 --------------
                PACKAGING & CONTAINERS -- 0.0%
        18,000  OI European Group B.V. (USD) (a)....................................     4.00%       03/15/23            18,249
                                                                                                                 --------------
                PHARMACEUTICALS -- 0.0%
        61,000  Shire Acquisitions Investments Ireland DAC (USD)....................     2.40%       09/23/21            62,238
                                                                                                                 --------------
                PIPELINES -- 0.2%
       400,000  Southern Gas Corridor CJSC (USD) (l)................................     6.88%       03/24/26           479,032
                                                                                                                 --------------
                RETAIL -- 0.3%
       510,000  Alimentation Couche-Tard, Inc. (USD) (a)............................     3.55%       07/26/27           564,385
                                                                                                                 --------------
                SAVINGS & LOANS -- 0.6%
       630,000  Nationwide Building Society (USD) (a) (c)...........................     3.62%       04/26/23           659,122
       135,000  Nationwide Building Society (USD) (a) (c)...........................     3.77%       03/08/24           144,000
       325,000  Nationwide Building Society (USD) (a) (c)...........................     4.36%       08/01/24           356,149
                                                                                                                 --------------
                                                                                                                      1,159,271
                                                                                                                 --------------
                SEMICONDUCTORS -- 0.3%
       670,000  NXP B.V. / NXP Funding LLC (USD) (a)................................     4.13%       06/01/21           687,322
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 59

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                TELECOMMUNICATIONS -- 0.8%
       200,000  C&W Senior Financing DAC (USD) (a)..................................     6.88%       09/15/27    $      209,935
       625,000  Intelsat Jackson Holdings S.A. (USD) (a) (m)........................     8.50%       10/15/24           426,500
        18,000  Intelsat Jackson Holdings S.A. (USD) (a) (m)........................     9.75%       07/15/25            12,449
       200,000  SES S.A. (USD) (a)..................................................     3.60%       04/04/23           206,638
       100,000  Vodafone Group PLC (USD)............................................     3.75%       01/16/24           109,752
       250,000  Vodafone Group PLC (USD)............................................     5.25%       05/30/48           328,566
       113,000  Vodafone Group PLC (USD)............................................     4.88%       06/19/49           142,030
        80,000  Vodafone Group PLC (USD)............................................     4.25%       09/17/50            93,698
                                                                                                                 --------------
                                                                                                                      1,529,568
                                                                                                                 --------------

                TRANSPORTATION -- 0.1%
       200,000  Empresa de Transporte de Pasajeros Metro S.A. (USD) (a).............     3.65%       05/07/30           222,875
                                                                                                                 --------------
                TOTAL FOREIGN CORPORATE BONDS AND NOTES........................................................      18,255,480
                (Cost $17,628,342)                                                                               --------------

FOREIGN SOVEREIGN BONDS AND NOTES -- 3.3%

                COLOMBIA -- 0.7%
       600,000  Colombia Government International Bond (USD)........................     3.88%       04/25/27           655,542
       400,000  Colombia Government International Bond (USD)........................     3.00%       01/30/30           412,750
       200,000  Colombia Government International Bond (USD)........................     5.20%       05/15/49           248,559
                                                                                                                 --------------
                                                                                                                      1,316,851
                                                                                                                 --------------
                DOMINICAN REPUBLIC -- 0.2%
       450,000  Dominican Republic International Bond (USD) (l).....................     6.00%       07/19/28           486,252
                                                                                                                 --------------
                EGYPT -- 0.1%
       200,000  Egypt Government International Bond (USD) (a).......................     5.58%       02/21/23           207,144
                                                                                                                 --------------
                INDONESIA -- 0.1%
       200,000  Indonesia Government International Bond (USD).......................     2.85%       02/14/30           211,462
                                                                                                                 --------------
                MEXICO -- 0.5%
       996,000  Mexico Government International Bond (USD)..........................     3.25%       04/16/30         1,034,286
                                                                                                                 --------------
                PANAMA -- 0.2%
       400,000  Panama Government International Bond (USD)..........................     3.16%       01/23/30           436,450
                                                                                                                 --------------
                PARAGUAY -- 0.1%
       200,000  Paraguay Government International Bond (USD) (a)....................     4.95%       04/28/31           232,500
                                                                                                                 --------------
                PERU -- 0.3%
       453,000  Peruvian Government International Bond (USD)........................     2.84%       06/20/30           499,233
                                                                                                                 --------------
                QATAR -- 0.3%
       302,000  Qatar Government International Bond (USD) (l).......................     4.50%       04/23/28           362,989
       200,000  Qatar Government International Bond (USD) (l).......................     4.63%       06/02/46           267,137
                                                                                                                 --------------
                                                                                                                        630,126
                                                                                                                 --------------
                RUSSIA -- 0.1%
       200,000  Russian Foreign Bond - Eurobond (USD) (l)...........................     4.38%       03/21/29           230,343
                                                                                                                 --------------
                SAUDI ARABIA -- 0.2%
       200,000  Saudi Government International Bond (USD) (l).......................     4.50%       10/26/46           242,696
       200,000  Saudi Government International Bond (USD) (a).......................     3.75%       01/21/55           217,900
                                                                                                                 --------------
                                                                                                                        460,596
                                                                                                                 --------------


Page 60                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                SOUTH AFRICA -- 0.2%
       458,000  Republic of South Africa Government International Bond (USD)........     4.30%       10/12/28    $      440,679
                                                                                                                 --------------
                UNITED ARAB EMIRATES -- 0.1%
       200,000  Abu Dhabi Government International Bond (USD) (l)...................     2.50%       09/30/29           214,992
                                                                                                                 --------------
                URUGUAY -- 0.2%
       130,143  Uruguay Government International Bond (USD).........................     4.38%       10/27/27           151,885
       200,000  Uruguay Government International Bond (USD).........................     4.38%       01/23/31           240,065
                                                                                                                 --------------
                                                                                                                        391,950
                                                                                                                 --------------
                TOTAL FOREIGN SOVEREIGN BONDS..................................................................       6,792,864
                (Cost $6,432,956)                                                                                --------------

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MUNICIPAL BONDS -- 1.9%

                CALIFORNIA -- 1.3%
$      500,000  Los Angeles CA Unif School District.................................     5.75%       07/01/34           701,775
       500,000  Los Angeles Department of Water.....................................     6.01%       07/01/39           693,050
       510,000  Regents of the University of California Medical Center Pooled
                   Revenue..........................................................     3.26%       05/15/60           565,437
       430,000  San Francisco City & County Airport Comm-San Francisco
                   International Airport............................................     5.00%       05/01/49           519,070
        75,000  Univ of CA Rev TXBL Gen Ref, Ser AJ.................................     4.60%       05/15/31            92,017
                                                                                                                 --------------
                                                                                                                      2,571,349
                                                                                                                 --------------
                MASSACHUSETTS -- 0.1%
       255,000  Commonwealth of Massachusetts.......................................     3.00%       03/01/48           274,329
                                                                                                                 --------------
                NEW YORK -- 0.5%
       280,000  Metropolitan Transportation Authority...............................     5.18%       11/15/49           325,895
       330,000  New York City Transitional Finance Authority Future Tax Secured
                   Revenue..........................................................     4.00%       08/01/38           373,656
       365,000  New York City Water & Sewer System..................................     3.00%       06/15/50           381,772
                                                                                                                 --------------
                                                                                                                      1,081,323
                                                                                                                 --------------
                TOTAL MUNICIPAL BONDS..........................................................................       3,927,001
                (Cost $3,568,772)                                                                                --------------

                                                                                      ANNUALIZED
                                                                                         YIELD
  PRINCIPAL                                                                           ON DATE OF      STATED
    VALUE                                   DESCRIPTION                                PURCHASE      MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
COMMERCIAL PAPER -- 0.3%

                AUTO MANUFACTURERS -- 0.3%
       310,000  Ford Motor Credit Co. LLC...........................................     3.25%       10/08/20           309,349
       295,000  Ford Motor Credit Co. LLC...........................................     2.88%       01/08/21           291,731
                                                                                                                 --------------
                TOTAL COMMERCIAL PAPER.........................................................................         601,080
                (Cost $601,024)                                                                                  --------------


                        See Notes to Financial Statements                Page 61

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. TREASURY BILLS -- 16.7%

$    5,845,000  U.S. Cash Management Bill...........................................      (o)        01/12/21    $    5,842,841
     1,220,000  U.S. Cash Management Bill...........................................      (o)        01/19/21         1,219,502
     1,735,000  U.S. Treasury Bill (n)..............................................      (o)        09/10/20         1,734,966
     2,550,000  U.S. Treasury Bill..................................................      (o)        11/12/20         2,549,515
       800,000  U.S. Treasury Bill..................................................      (o)        11/27/20           799,804
     1,575,000  U.S. Treasury Bill..................................................      (o)        01/07/21         1,574,356
     1,450,000  U.S. Treasury Bill..................................................      (o)        01/14/21         1,449,375
     6,585,000  U.S. Treasury Bill..................................................      (o)        01/21/21         6,582,273
     6,625,000  U.S. Treasury Bill..................................................      (o)        01/28/21         6,622,258
     3,755,000  U.S. Treasury Bill..................................................      (o)        02/04/21         3,753,251
     1,970,000  U.S. Treasury Bill..................................................      (o)        02/11/21         1,969,063
                                                                                                                 --------------
                TOTAL U.S. TREASURY BILLS......................................................................      34,097,204
                (Cost $34,095,752)                                                                               --------------

    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 2.0%

     4,168,664  JPMorgan 100% U.S. Treasury Securities Money Market - Fund Institutional Class - 0.01% (p).....       4,168,664
                (Cost $4,168,664)                                                                                --------------

                TOTAL INVESTMENTS -- 106.8%....................................................................     218,277,866
                (Cost $212,109,662) (q)
                NET OTHER ASSETS AND LIABILITIES -- (6.8)%.....................................................     (13,982,857)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  204,295,009
                                                                                                                 ==============

FUTURES CONTRACTS AT AUGUST 31, 2020 (See Note 2C - Futures Contracts in the Notes to Financial Statements):

                                                                                                         UNREALIZED
                                                                                                        APPRECIATION
                                                        NUMBER OF                                      (DEPRECIATION)/
        FUTURES CONTRACTS              POSITION         CONTRACTS     EXPIRATION DATE  NOTIONAL VALUE       VALUE
---------------------------------  ----------------  ---------------  ---------------  --------------  ---------------
U.S. 5-Year Treasury Notes              Long                35           Dec-2020      $    4,411,094     $  2,699
U.S. 10-Year Ultra Treasury Notes       Short              162           Dec-2020         (25,828,875)      49,087
Ultra U.S. Treasury Bond Futures        Short               63           Dec-2020         (13,917,094)     232,992
                                                                                       --------------     --------
                                                                                       $  (35,334,875)    $284,778
                                                                                       ==============     ========

-----------------------------
(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's Advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2020, securities noted as such amounted to $30,250,202 or 14.8% of net assets.

(b)   Floating or variable rate security.

(c) Fixed-to-floating security. The interest rate shown reflects the fixed rate in effect at August 31, 2020. At a predetermined date, the fixed rate will change to a floating rate.

(d)   Perpetual maturity.

(e)   Inverse floating rate security.

(f) Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(g) Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(h) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by Advisors.


Page 62                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

(i) All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls in the Notes to Financial Statements).

(j) Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.

(k) Step-up security. A security where the coupon increases or steps up at a predetermined date.

(l) This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(m) This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

(n) All or a portion of this security is segregated as collateral for open futures contracts.

(o)   Zero coupon security.

(p)   Rate shown reflects yield as of August 31, 2020.

(q) Aggregate cost for federal income tax purposes is $213,189,503. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,306,931 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,933,790. The net unrealized appreciation was $5,373,141. The amounts presented are inclusive of derivative contracts.

IO - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR - London Interbank Offered Rates

TBA   - To-Be-Announced Security

Currency Abbreviations:
JPY   Japanese Yen

USD   United States Dollar

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                      ASSETS TABLE
                                                                                          LEVEL 2            LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                                     VALUE AT           QUOTED           OBSERVABLE        UNOBSERVABLE
                                                    8/31/2020           PRICES             INPUTS             INPUTS
                                                  --------------     -------------     --------------     --------------
Corporate Bonds and Notes*......................  $   73,631,877     $          --     $   73,631,877     $           --
U.S. Government Agency Mortgage-Backed
   Securities...................................      29,702,774                --         29,702,774                 --
Mortgage-Backed Securities......................      25,092,068                --         25,092,068                 --
Asset-Backed Securities.........................      22,008,854                --         22,008,854                 --
Foreign Corporate Bonds and Notes*..............      18,255,480                --         18,255,480                 --
Foreign Sovereign Bonds and Notes**.............       6,792,864                --          6,792,864                 --
Municipal Bonds***..............................       3,927,001                --          3,927,001                 --
Commercial Paper*...............................         601,080                --            601,080                 --
U.S. Treasury Bills.............................      34,097,204                --         34,097,204                 --
Money Market Funds..............................       4,168,664         4,168,664                 --                 --
                                                  --------------     -------------     --------------     --------------
Total Investments...............................     218,277,866         4,168,664        214,109,202                 --
Futures Contracts****...........................         284,778           284,778                 --                 --
                                                  --------------     -------------     --------------     --------------
Total...........................................  $  218,562,644     $   4,453,442     $  214,109,202     $           --
                                                  ==============     =============     ==============     ==============


*     See Portfolio of Investments for industry breakout.
**    See Portfolio of Investments for country breakout.
***   See Portfolio of Investments for state breakout.
**** Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.


                        See Notes to Financial Statements                Page 63

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 53.2%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.6%
                Federal Home Loan Mortgage Corporation
$       87,005     Series 2005-3071, Class TF, 1 Mo. LIBOR + 0.30% (a)..............     0.46%       04/15/35    $       87,101
       140,057     Series 2010-3778, Class L........................................     3.50%       12/15/25           147,482
       224,817     Series 2017-360, Class 250.......................................     2.50%       11/15/47           233,526
       129,365     Series 2020-4993, Class OP, PO...................................      (b)        10/25/58           123,449
                Federal National Mortgage Association
       205,804     Series 2006-56, Class FE, 1 Mo. LIBOR + 0.43% (a)................     0.61%       07/25/36           206,897
       162,747     Series 2011-47, Class GF, 1 Mo. LIBOR + 0.57% (a)................     0.75%       06/25/41           164,410
       384,351     Series 2018-50, Class BA.........................................     3.00%       07/25/48           399,284
        28,957     Series 2018-86, Class JA.........................................     4.00%       05/25/47            30,352
       152,430     Series 2019-67, Class FE, 1 Mo. LIBOR + 0.45% (a)................     0.63%       11/25/49           153,145
                NCUA Guaranteed Notes Trust
       153,512     Series 2010-R3, Class 2A, 1 Mo. LIBOR + 0.56% (a)................     0.71%       12/08/20           153,520
                                                                                                                 --------------
                                                                                                                      1,699,166
                                                                                                                 --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 6.0%
                Freddie Mac Multifamily Structured Pass-Through Certificates
       298,864     Series 2014-K037, Class A1.......................................     2.59%       04/25/23           307,204
       282,730     Series 2014-K038, Class A1.......................................     2.60%       10/25/23           289,573
       178,999     Series 2016-KF18, Class A, 1 Mo. LIBOR + 0.52% (a)...............     0.67%       05/25/26           178,831
       350,297     Series 2017-Q004, Class A4H (c)..................................     2.79%       08/25/46           355,541
       368,723     Series 2017-Q006, Class APT1 (a).................................     2.67%       07/25/26           370,043
        35,000     Series 2018-K158, Class A3.......................................     3.90%       10/25/33            44,263
                                                                                                                 --------------
                                                                                                                      1,545,455
                                                                                                                 --------------
                PASS-THROUGH SECURITIES -- 40.6%
                Federal Home Loan Mortgage Corporation
       146,527     Pool G08681......................................................     3.50%       12/01/45           156,375
        87,668     Pool G08792......................................................     3.50%       12/01/47            92,836
       211,176     Pool G60659......................................................     3.50%       08/01/46           230,796
       159,182     Pool G61096......................................................     3.50%       02/01/47           173,886
       234,563     Pool G61748......................................................     3.50%       11/01/48           257,663
       269,456     Pool G67706......................................................     3.50%       12/01/47           294,595
       459,928     Pool G67710......................................................     3.50%       03/01/48           495,748
       113,208     Pool RB5054......................................................     2.50%       06/01/40           119,250
       160,419     Pool SD7502......................................................     3.50%       07/01/49           171,606
       273,190     Pool SD7511......................................................     3.50%       01/01/50           296,152
       142,115     Pool SD7513......................................................     3.50%       04/01/50           154,986
       178,638     Pool V83233......................................................     4.00%       06/01/47           195,109
                Federal National Mortgage Association
       215,666     Pool AM0762......................................................     3.29%       09/01/32           253,997
       275,000     Pool AM7516......................................................     3.55%       02/01/30           317,911
       237,790     Pool AN7345......................................................     3.21%       11/01/37           280,125
       242,667     Pool AN9802......................................................     3.83%       07/01/33           280,160
        98,771     Pool AZ4750......................................................     3.50%       10/01/45           106,697
        98,818     Pool BE3619......................................................     4.00%       05/01/47           105,940
       275,000     Pool BL0469......................................................     3.88%       11/01/30           329,675
        97,010     Pool CA0995......................................................     3.50%       01/01/48           106,321
       120,397     Pool FM2870......................................................     3.00%       03/01/50           128,561
       175,023     Pool MA4016......................................................     2.50%       05/01/40           184,272
        99,609     Pool MA4093......................................................     2.00%       08/01/40           103,870


Page 64                 See Notes to Financial Statements

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      130,000     Pool MA4152......................................................     2.00%       10/01/40    $      134,489
        75,000     Pool TBA (d).....................................................     1.50%       09/15/35            76,774
       300,000     Pool TBA (d).....................................................     2.00%       09/15/35           312,170
       125,000     Pool TBA (d).....................................................     2.50%       09/15/35           131,140
     1,125,000     Pool TBA (d).....................................................     2.00%       09/15/50         1,160,244
     1,275,000     Pool TBA (d).....................................................     2.50%       09/15/50         1,341,937
       295,000     Pool TBA (d).....................................................     3.00%       09/15/50           310,995
       125,000     Pool TBA (d).....................................................     3.00%       10/15/50           131,511
                Government National Mortgage Association
       210,956     Pool MA3873......................................................     3.00%       08/20/46           223,412
       173,653     Pool MA4382......................................................     3.50%       04/20/47           185,143
       140,403     Pool MA4778......................................................     3.50%       10/20/47           149,814
        97,132     Pool MA4779......................................................     4.00%       10/20/47           104,380
       125,000     Pool TBA (d).....................................................     2.00%       09/15/50           129,521
       500,000     Pool TBA (d).....................................................     2.50%       09/15/50           526,875
       725,000     Pool TBA (d).....................................................     3.00%       09/15/50           763,459
                                                                                                                 --------------
                                                                                                                     10,518,395
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.....................................         13,763,016
                (Cost $13,620,045)                                                                               --------------

ASSET-BACKED SECURITIES -- 24.6%

                Accredited Mortgage Loan Trust
        94,179     Series 2005-1, Class M1, 1 Mo. LIBOR + 0.71% (a).................     0.88%       04/25/35            94,103
       173,207     Series 2005-1, Class M2, 1 Mo. LIBOR + 1.04% (a).................     1.21%       04/25/35           171,020
                ACE Securities Corp. Home Equity Loan Trust
       312,135     Series 2006-HE1, Class A2D, 1 Mo. LIBOR + 0.30% (a)..............     0.48%       02/25/36           305,008
       125,813     Series 2006-OP2, Class A1, 1 Mo. LIBOR + 0.16% (a)...............     0.33%       08/25/36           121,500
                Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Ctfs
       290,000     Series 2005-R11, Class M3, 1 Mo. LIBOR + 0.50% (a)...............     0.68%       01/25/36           277,420
                Ammc CLO 19 Ltd.
       250,000     Series 2016-19A, Class AR, 3 Mo. LIBOR + 1.14% (a) (e)...........     1.42%       10/16/28           248,500
                Bear Stearns Asset Backed Securities I Trust
       311,536     Series 2005-HE11, Class M2, 1 Mo. LIBOR + 0.68% (a)..............     0.85%       11/25/35           310,677
                Credit-Based Asset Servicing and Securitization LLC
       152,506     Series 2007-CB6, Class A1, 1 Mo. LIBOR + 0.12% (a) (e)...........     0.30%       07/25/37           117,821
                CWABS Asset-Backed Certificates Trust
       215,000     Series 2005-1, Class MV6, 1 Mo. LIBOR + 0.73% (a)................     0.91%       07/25/35           211,878
       123,027     Series 2005-16, Class MV1, 1 Mo. LIBOR + 0.46% (a)...............     0.64%       05/25/36           122,405
                Fremont Home Loan Trust
       110,981     Series 2005-A, Class M3, 1 Mo. LIBOR + 0.74% (a).................     0.91%       01/25/35           109,428
       141,881     Series 2005-B, Class M4, 1 Mo. LIBOR + 0.71% (a).................     0.88%       04/25/35           141,697
                GoldenTree Loan Opportunities Ltd.
       400,000     Series 2014-9A, Class AR2, 3 Mo. LIBOR + 1.11% (a) (e)...........     1.38%       10/29/29           397,812
                GSAMP Trust
       200,000     Series 2005-HE6, Class M2, 1 Mo. LIBOR + 0.45% (a)...............     0.63%       11/25/35           194,693
                JP Morgan Mortgage Acquisition Trust
       275,000     Series 2005-WMC1, Class M3, 1 Mo. LIBOR + 0.71% (a)..............     0.88%       09/25/35           264,147
       252,110     Series 2006-CH1, Class M1, 1 Mo. LIBOR + 0.22% (a)...............     0.40%       07/25/36           251,419
       270,000     Series 2006-FRE1, Class M1, 1 Mo. LIBOR + 0.39% (a)..............     0.57%       05/25/35           266,682


                        See Notes to Financial Statements                Page 65

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Long Beach Mortgage Loan Trust
$      176,761     Series 2005-WL2, Class M2, 1 Mo. LIBOR + 0.74% (a)...............     0.91%       08/25/35    $      176,324
       337,811     Series 2006-10, Class 2A3, 1 Mo. LIBOR + 0.16% (a)...............     0.34%       11/25/36           162,128
                Morgan Stanley Capital I, Inc., Trust
       260,572     Series 2006-HE1, Class A4, 1 Mo. LIBOR + 0.29% (a)...............     0.47%       01/25/36           254,347
        41,800     Series 2006-NC2, Class A2D, 1 Mo. LIBOR + 0.29% (a)..............     0.47%       02/25/36            40,932
                Navient Student Loan Trust
       320,000     Series 2015-3, Class B, 1 Mo. LIBOR + 1.50% (a)..................     1.68%       10/25/58           274,828
                Nelnet Student Loan Trust
       215,000     Series 2014-4A, Class A2, 1 Mo. LIBOR + 0.95% (a) (e)............     1.13%       11/25/48           208,171
                Nomura Home Equity Loan, Inc., Home Equity Loan Trust
       115,870     Series 2006-HE1, Class M1, 1 Mo. LIBOR + 0.41% (a)...............     0.59%       02/25/36           115,119
                Palmer Square CLO Ltd.
       400,000     Series 2018-1A, Class A1, 3 Mo. LIBOR + 1.03% (a) (e)............     1.30%       04/18/31           394,813
                RASC Trust
       219,583     Series 2006-EMX1, Class M1, 1 Mo. LIBOR + 0.41% (a)..............     0.59%       01/25/36           219,312
                Securitized Asset Backed Receivables LLC Trust
       126,421     Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.24% (a)...............     0.42%       03/25/36           123,230
                SLM Student Loan Trust
        65,000     Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (a)..................     2.09%       07/25/73            59,223
                Soundview Home Loan Trust
       140,000     Series 2006-2, Class M2, 1 Mo. LIBOR + 0.35% (a).................     0.53%       03/25/36           135,711
       259,233     Series 2007-OPT3, Class 1A1, 1 Mo. LIBOR + 0.17% (a).............     0.35%       08/25/37           232,583
                Structured Asset Securities Corp. Mortgage Loan Trust
       124,656     Series 2006-OPT1, Class A1, 1 Mo. LIBOR + 0.18% (a)..............     0.36%       04/25/36           119,330
                TCI-Flatiron CLO Ltd.
       250,000     Series 2016-1A, Class AR, 3 Mo. LIBOR + 1.22% (a) (e)............     1.49%       07/17/28           248,730
                                                                                                                 --------------
                TOTAL ASSET-BACKED SECURITIES...............................................................          6,370,991
                (Cost $6,081,224)                                                                                --------------

MORTGAGE-BACKED SECURITIES -- 16.4%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.8%
                Alternative Loan Trust
       291,455     Series 2005-16, Class A4, 1 Mo. LIBOR + 0.48% (a)................     0.66%       06/25/35           264,455
       405,385     Series 2007-HY8C, Class A1, 1 Mo. LIBOR + 0.16% (a)..............     0.34%       09/25/47           372,457
       255,368     Series 2007-OA7, Class A1A, 1 Mo. LIBOR + 0.18% (a)..............     0.36%       05/25/47           233,979
                Banc of America Funding Trust
       224,108     Series 2015-R2, Class 4A1, 1 Mo. LIBOR + 0.17% (a) (e)...........     0.34%       09/29/36           222,702
                Bear Stearns ALT-A Trust
        84,980     Series 2004-8, Class 2A, 1 Mo. LIBOR + 0.68% (a).................     0.86%       09/25/34            84,675
                GSR Mortgage Loan Trust
       305,745     Series 2006-OA1, Class 2A2, 1 Mo. LIBOR + 0.26% (a)..............     0.44%       08/25/46           179,387
                RALI Trust
       195,685     Series 2006-QA6, Class A1, 1 Mo. LIBOR + 0.19% (a)...............     0.37%       07/25/36           190,116
                WaMu Mortgage Pass-Through Certificates Trust
        89,819     Series 2006-AR3, Class A1A, 12 Mo. Treasury Average +
                      1.00% (a).....................................................     2.17%       02/25/46            87,286
       130,782     Series 2006-AR17, Class 1A1A, 12 Mo. Treasury Average +
                      0.81% (a).....................................................     2.13%       12/25/46           120,724
                                                                                                                 --------------
                                                                                                                      1,755,781
                                                                                                                 --------------


Page 66                 See Notes to Financial Statements

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 9.6%
                BAMLL Commercial Mortgage Securities Trust
$      105,000     Series 2018-PARK, Class A (c) (e)................................     4.23%       08/10/38    $      124,284
                BBCMS Trust
       120,000     Series 2015-SRCH, Class A2 (e)...................................     4.20%       08/10/35           136,239
                CALI Mortgage Trust
       100,000     Series 2019-101C, Class A (e)....................................     3.96%       03/10/39           115,424
                Citigroup Commercial Mortgage Trust
       594,190     Series 2012-GC8, Class XA, IO (c) (e)............................     1.92%       09/10/45            16,262
       780,573     Series 2013-GC15, Class XA, IO (c)...............................     1.07%       09/10/46            16,868
                COMM Mortgage Trust
     4,697,232     Series 2012-CR4, Class XA, IO (c)................................     1.84%       10/15/45           142,560
     1,330,779     Series 2014-CR17, Class XA, IO (c)...............................     1.13%       05/10/47            37,543
     1,958,975     Series 2014-UBS2, Class XA, IO (c)...............................     1.32%       03/10/47            63,376
       590,264     Series 2014-UBS3, Class XA, IO (c)...............................     1.23%       06/10/47            19,964
                CSAIL Commercial Mortgage Trust
     2,323,389     Series 2015-C2, Class XA, IO (c).................................     0.89%       06/15/57            66,858
     3,727,584     Series 2016-C5, Class XA, IO (c).................................     1.07%       11/15/48           123,458
                DBUBS Mortgage Trust
       120,000     Series 2017-BRBK, Class A (e)....................................     3.45%       10/10/34           129,192
                DC Office Trust
        75,000     Series 2019-MTC, Class A (e).....................................     2.97%       09/15/45            83,036
                GS Mortgage Securities Trust
    11,370,644     Series 2011-GC5, Class XA, IO (c) (e)............................     1.49%       08/10/44            76,896
                Hudson Yards Mortgage Trust
        75,000     Series 2019-55HY, Class A (c) (e)................................     3.04%       12/10/41            83,192
                JP Morgan Chase Commercial Mortgage Securities Trust
     1,967,867     Series 2013-LC11, Class XA, IO (c)...............................     1.39%       04/15/46            52,595
                JPMBB Commercial Mortgage Securities Trust
     1,170,796     Series 2015-C32, Class XA, IO (c)................................     1.44%       11/15/48            37,002
                MKT Mortgage Trust
        95,000     Series 2020-525M, Class A (e)....................................     2.69%       02/12/40           103,302
                Morgan Stanley Bank of America Merrill Lynch Trust
     1,941,379     Series 2013-C13, Class XA, IO (c)................................     1.13%       11/15/46            48,786
                Natixis Commercial Mortgage Securities Trust
        75,000     Series 2020-2PAC, Class A (e)....................................     2.97%       12/15/38            78,545
                One Bryant Park Trust
       125,000     Series 2019-OBP, Class A (e).....................................     2.52%       09/15/54           134,194
                SFAVE Commercial Mortgage Securities Trust
       270,000     Series 2015-5AVE, Class A2A (c) (e)..............................     3.66%       01/05/43           277,501
                UBS-Barclays Commercial Mortgage Trust
     5,445,556     Series 2012-C2, Class XA, IO (c) (e).............................     1.45%       05/10/63           105,324
       714,736     Series 2012-C3, Class XA, IO (c) (e).............................     1.98%       08/10/49            20,734
                Wells Fargo Commercial Mortgage Trust
     2,149,437     Series 2015-LC22, Class XA, IO (c)...............................     0.92%       09/15/58            68,792
                WFRBS Commercial Mortgage Trust
       674,788     Series 2012-C9, Class XA, IO (c) (e).............................     2.04%       11/15/45            20,894
     4,546,995     Series 2014-C20, Class XA, IO (c)................................     1.12%       05/15/47           123,835


                        See Notes to Financial Statements                Page 67

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                WFRBS Commercial Mortgage Trust (Continued)
$    1,115,684     Series 2014-C22, Class XA, IO (c)................................     0.95%       09/15/57    $       28,597
     5,196,083     Series 2014-C24, Class XA, IO (c)................................     0.98%       11/15/47           136,457
       632,485     Series 2014-LC14, Class XA, IO (c)...............................     1.36%       03/15/47            20,014
                                                                                                                 --------------
                                                                                                                      2,491,724
                                                                                                                 --------------
                TOTAL MORTGAGE-BACKED SECURITIES...............................................................       4,247,505
                (Cost $3,996,953)                                                                                --------------

U.S. GOVERNMENT BONDS AND NOTES -- 0.5%

       135,000  U.S. Treasury Note..................................................     0.63%       08/15/30           134,103
                (Cost $133,777)                                                                                  --------------

U.S. TREASURY BILLS -- 22.2%

       560,000  U.S. Treasury Bill..................................................      (b)        10/22/20           559,925
     5,000,000  U.S. Treasury Bill..................................................      (b)        10/29/20         4,999,255
        75,000  U.S. Treasury Bill..................................................      (b)        11/12/20            74,986
       110,000  U.S. Treasury Bill..................................................      (b)        01/28/21           109,954
                                                                                                                 --------------
                TOTAL U.S. TREASURY BILLS......................................................................       5,744,120
                (Cost $5,743,887)                                                                                --------------

    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 2.1%

       533,814  JPMorgan 100% U.S. Treasury Securities Money Market - Fund Institutional Class - 0.01% (f).....         533,814
                (Cost $533,814)                                                                                  --------------

                TOTAL INVESTMENTS -- 119.0%....................................................................      30,793,549
                (Cost $30,109,700) (g)
                NET OTHER ASSETS AND LIABILITIES -- (19.0)%....................................................      (4,917,033)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   25,876,516
                                                                                                                 ==============

FUTURES CONTRACTS AT AUGUST 31, 2020 (See Note 2C - Futures Contracts in the Notes to Financial Statements):

                                                                                                     UNREALIZED
                                                                                                    APPRECIATION
                                                    NUMBER OF                                      (DEPRECIATION)/
        FUTURES CONTRACTS            POSITION       CONTRACTS     EXPIRATION DATE  NOTIONAL VALUE       VALUE
---------------------------------  ------------  ---------------  ---------------  --------------  ---------------
U.S. 2-Year Treasury Notes            Long              9            Dec-2020      $    1,988,508     $    (18)
U.S. 5-Year Treasury Notes            Long              6            Dec-2020             756,188          589
U.S. 10-Year Ultra Treasury Notes     Short             7            Dec-2020          (1,116,063)         599
U.S. Treasury Ultra Bond Futures      Short             2            Dec-2020            (441,813)       5,003
                                                                                   --------------     --------
                                                                                   $    1,186,820     $  6,173
                                                                                   ==============     ========

-----------------------------
(a)   Floating or variable rate security.

(b)   Zero coupon security.

(c) Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically. (d) All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls in the Notes to Financial Statements).


Page 68                 See Notes to Financial Statements

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2020, securities noted as such amounted to $3,343,568 or 12.9% of net assets.

(f)   Rate shown reflects yield as of August 31, 2020.

(g) Aggregate cost for federal income tax purposes is $30,134,857. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $688,263 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $23,398. The net unrealized appreciation was $664,865. The amounts presented are inclusive of derivative contracts.

IO - Interest-Only Security - Principal amount shown represents par value on which interest payments are based

LIBOR - London Interbank Offered Rate

PO    - Principal-Only Security

TBA   - To-Be-Announced Security

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                      ASSETS TABLE
                                                                                          LEVEL 2            LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                                     VALUE AT           QUOTED           OBSERVABLE        UNOBSERVABLE
                                                    8/31/2020           PRICES             INPUTS             INPUTS
                                                  --------------     -------------     --------------     --------------
U.S. Government Agency Mortgage-Backed
   Securities...................................  $   13,763,016     $          --     $   13,763,016   $             --
Asset-Backed Securities.........................       6,370,991                --          6,370,991                 --
Mortgage-Backed Securities......................       4,247,505                --          4,247,505                 --
U.S. Government Bonds and Notes.................         134,103                --            134,103                 --
U.S. Treasury Bills.............................       5,744,120                --          5,744,120                 --
Money Market Funds..............................         533,814           533,814                 --                 --
                                                  --------------     -------------     --------------     --------------
Total Investments...............................      30,793,549           533,814         30,259,735                 --
Futures Contracts*..............................           6,191             6,191                 --                 --
                                                  --------------     -------------     --------------     --------------
Total...........................................  $   30,799,740     $     540,005     $   30,259,735   $             --
                                                  ==============     =============     ==============     ==============

                                                   LIABILITIES TABLE
                                                                                          LEVEL 2            LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                                     VALUE AT           QUOTED           OBSERVABLE        UNOBSERVABLE
                                                    8/31/2020           PRICES             INPUTS             INPUTS
                                                  --------------     -------------     --------------     --------------
Futures Contracts*..............................  $          (18)    $         (18)    $           --     $           --
                                                  ==============     =============     ==============     ==============

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.


                        See Notes to Financial Statements                Page 69

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2020

                                                                  FIRST TRUST TCW         FIRST TRUST TCW         FIRST TRUST TCW
                                                                OPPORTUNISTIC FIXED        UNCONSTRAINED            SECURITIZED
                                                                    INCOME ETF             PLUS BOND ETF             PLUS ETF
                                                                      (FIXD)                  (UCON)                  (DEED)
                                                                -------------------     -------------------     -------------------
ASSETS:
Investments, at value.........................................  $     4,361,719,803     $       218,277,866     $        30,793,549
Cash..........................................................           17,226,696                      91                      --
Cash segregated as collateral for open futures contracts......                   --                 111,000                  53,000
Receivables:
   Investment securities sold ................................          202,337,594                 465,357                 991,136
   Capital shares sold .......................................           11,042,940                      --                      --
   Interest...................................................           10,916,478               1,492,063                  83,278
   Variation margin...........................................               91,070                      --                      --
   Dividends..................................................                1,974                     171                      13
                                                                -------------------     -------------------     -------------------
      Total Assets............................................        4,603,336,555             220,346,548              31,920,976
                                                                -------------------     -------------------     -------------------
LIABILITIES:
Payables:
   Investment securities purchased ...........................          961,236,793              15,678,557               6,021,673
   Investment advisory fees...................................            1,594,883                 127,412                  14,207
   Variation margin...........................................                   --                 245,570                   8,580
                                                                -------------------     -------------------     -------------------
      Total Liabilities.......................................          962,831,676              16,051,539               6,044,460
                                                                -------------------     -------------------     -------------------
NET ASSETS....................................................  $     3,640,504,879     $       204,295,009     $        25,876,516
                                                                ===================     ===================     ===================
NET ASSETS CONSIST OF:
Paid-in capital...............................................  $     3,516,140,168     $       200,591,902     $        25,021,300
Par value.....................................................              660,000                  78,000                  10,000
Accumulated distributable earnings (loss).....................          123,704,711               3,625,107                 845,216
                                                                -------------------     -------------------     -------------------
NET ASSETS....................................................  $     3,640,504,879     $       204,295,009     $        25,876,516
                                                                ===================     ===================     ===================
NET ASSET VALUE, per share....................................  $             55.16     $             26.19     $             25.88
                                                                ===================     ===================     ===================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).....................           66,000,002               7,800,002               1,000,002
                                                                ===================     ===================     ===================
Investments, at cost..........................................  $     4,294,824,052     $       212,109,662     $        30,109,700
                                                                ===================     ===================     ===================


Page 70                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS

                                                                  FIRST TRUST TCW         FIRST TRUST TCW         FIRST TRUST TCW
                                                                OPPORTUNISTIC FIXED        UNCONSTRAINED            SECURITIZED
                                                                    INCOME ETF             PLUS BOND ETF             PLUS ETF
                                                                      (FIXD)                  (UCON)                  (DEED)
                                                                -------------------     -------------------     -------------------
                                                                     YEAR ENDED             YEAR ENDED             PERIOD ENDED
                                                                      8/31/2020              8/31/2020             8/31/2020 (a)
                                                                -------------------     -------------------     -------------------
INVESTMENT INCOME:
Interest......................................................  $        38,572,107     $         7,350,795     $           136,790
Dividends.....................................................              507,624                  62,957                     105
                                                                -------------------     -------------------     -------------------
   Total investment income....................................           39,079,731               7,413,752                 136,895
                                                                -------------------     -------------------     -------------------
EXPENSES:
Investment advisory fees......................................           11,771,455               1,738,100                  64,493
                                                                -------------------     -------------------     -------------------
   Total expenses.............................................           11,771,455               1,738,100                  64,493
   Less fees waived by the investment advisor.................           (1,810,993)               (204,491)                 (8,599)
                                                                -------------------     -------------------     -------------------
   Net expenses...............................................            9,960,462               1,533,609                  55,894
                                                                -------------------     -------------------     -------------------
NET INVESTMENT INCOME (LOSS)..................................           29,119,269               5,880,143                  81,001
                                                                -------------------     -------------------     -------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments................................................           61,069,017               5,503,347                 125,654
   Futures contracts..........................................            7,483,328              (3,725,059)                 16,939
   Forward foreign currency contracts.........................            1,314,998                 258,384                      --
   Written options contracts..................................              390,716                      --                      --
   Swap contracts.............................................              136,699                  13,673                      --
   Foreign currency transactions..............................             (115,292)                 22,324                      --
                                                                -------------------     -------------------     -------------------
Net realized gain (loss)......................................           70,279,466               2,072,669                 142,593
                                                                -------------------     -------------------     -------------------
Net change in unrealized appreciation (depreciation) on:
   Investments................................................           40,701,031              (3,353,684)                683,849
   Swap contracts.............................................               85,289                  31,803                      --
   Futures contracts..........................................             (288,738)                439,021                   6,173
                                                                -------------------     -------------------     -------------------
Net change in unrealized appreciation (depreciation)..........           40,497,582              (2,882,860)                690,022
                                                                -------------------     -------------------     -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS).......................          110,777,048                (810,191)                832,615
                                                                -------------------     -------------------     -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS..................................  $       139,896,317     $         5,069,952     $           913,616
                                                                ===================     ===================     ===================

(a) Inception date is April 29, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 71

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      FIRST TRUST TCW                     FIRST TRUST TCW
                                                                    OPPORTUNISTIC FIXED                    UNCONSTRAINED
                                                                         INCOME ETF                        PLUS BOND ETF
                                                                           (FIXD)                              (UCON)
                                                             ----------------------------------  ----------------------------------
                                                                  YEAR               YEAR              YEAR              YEAR
                                                                  ENDED             ENDED             ENDED             ENDED
                                                                8/31/2020         8/31/2019         8/31/2020         8/31/2019
                                                             ----------------  ----------------  ----------------  ----------------
OPERATIONS:
Net investment income (loss)..............................   $     29,119,269  $     13,110,777  $      5,880,143  $      5,213,728
Net realized gain (loss)..................................         70,279,466        16,057,033         2,072,669        (3,737,035)
Net change in unrealized appreciation (depreciation)......         40,497,582        28,429,040        (2,882,860)        9,204,698
                                                             ----------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................        139,896,317        57,596,850         5,069,952        10,681,391
                                                             ----------------  ----------------  ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................        (50,508,968)      (14,132,128)       (6,674,002)       (5,539,586)
                                                             ----------------  ----------------  ----------------  ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................      2,802,717,770       545,941,078        80,410,130       191,160,543
Cost of shares redeemed...................................       (152,059,261)       (7,551,313)      (82,116,874)      (13,821,447)
                                                             ----------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...............................      2,650,658,509       538,389,765        (1,706,744)      177,339,096
                                                             ----------------  ----------------  ----------------  ----------------
Total increase (decrease) in net assets...................      2,740,045,858       581,854,487        (3,310,794)      182,480,901

NET ASSETS:
Beginning of period.......................................        900,459,021       318,604,534       207,605,803        25,124,902
                                                             ----------------  ----------------  ----------------  ----------------
End of period.............................................   $  3,640,504,879  $    900,459,021  $    204,295,009  $    207,605,803
                                                             ================  ================  ================  ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................         17,000,002         6,450,002         8,050,002         1,000,002
Shares sold...............................................         51,950,000        10,700,000         3,100,000         7,600,000
Shares redeemed...........................................         (2,950,000)         (150,000)       (3,350,000)         (550,000)
                                                             ----------------  ----------------  ----------------  ----------------
Shares outstanding, end of period.........................         66,000,002        17,000,002         7,800,002         8,050,002
                                                             ================  ================  ================  ================

(a) Inception date is April 29, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 72                 See Notes to Financial Statements

FIRST TRUST TCW
  SECURITIZED
    PLUS ETF
     (DEED)
----------------
     PERIOD
     ENDED
 8/31/2020 (a)
----------------


$         81,001
         142,593
         690,022
----------------

         913,616
----------------


        (68,400)
----------------


      25,031,300
              --
----------------

      25,031,300
----------------
      25,876,516


              --
----------------
$     25,876,516
================


              --
       1,000,002
              --
----------------
       1,000,002
================


                        See Notes to Financial Statements                Page 73

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

                                                                            YEAR ENDED AUGUST 31,                  PERIOD
                                                                  ------------------------------------------       ENDED
                                                                      2020           2019           2018       8/31/2017 (a)
                                                                  ------------   ------------   ------------   --------------
Net asset value, beginning of period...........................    $    52.97     $    49.40     $    51.01      $    50.00
                                                                   ----------     ----------     ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          1.06           1.39           1.15            0.49
Net realized and unrealized gain (loss)........................          2.85           3.63          (1.46)           1.12
                                                                   ----------     ----------     ----------      ----------
Total from investment operations...............................          3.91           5.02          (0.31)           1.61
                                                                   ----------     ----------     ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................         (1.12)         (1.45)         (1.30)          (0.60)
Net realized gain..............................................         (0.60)            --          (0.00) (b)         --
                                                                   ----------     ----------     ----------      ----------
Total distributions............................................         (1.72)         (1.45)         (1.30)          (0.60)
                                                                   ----------     ----------     ----------      ----------
Net asset value, end of period.................................    $    55.16     $    52.97     $    49.40      $    51.01
                                                                   ==========     ==========     ==========      ==========
TOTAL RETURN (c)...............................................          7.57%         10.33%         (0.57)%          3.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $3,640,505     $  900,459     $  318,605      $   51,011
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.65%          0.65%          0.65%           0.65% (d)
Ratio of net expenses to average net assets....................          0.55%          0.55%          0.55%           0.55% (d)
Ratio of net investment income (loss) to average net assets....          1.61%          2.69%          2.29%           1.81% (d)
Portfolio turnover rate (e)....................................           431% (f)       246% (f)       358% (f)        231% (f)


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)

                                                                     YEAR ENDED AUGUST 31,          PERIOD
                                                                  ---------------------------       ENDED
                                                                      2020           2019       8/31/2018 (a)
                                                                  ------------   ------------   --------------
Net asset value, beginning of period...........................    $    25.79     $    25.12      $    25.00
                                                                   ----------     ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          0.75           0.77            0.17
Net realized and unrealized gain (loss)........................          0.50           0.75            0.10
                                                                   ----------     ----------      ----------
Total from investment operations...............................          1.25           1.52            0.27
                                                                   ----------     ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................         (0.85)         (0.81)          (0.15)
Net realized gain..............................................            --          (0.04)             --
                                                                   ----------     ----------      ----------
Total distributions............................................         (0.85)         (0.85)          (0.15)
                                                                   ----------     ----------      ----------
Net asset value, end of period.................................    $    26.19     $    25.79      $    25.12
                                                                   ==========     ==========      ==========
TOTAL RETURN (c)...............................................          4.97%          6.15%           1.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $  204,295     $  207,606      $   25,125
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.85%          0.85%           0.85% (d)
Ratio of net expenses to average net assets....................          0.75%          0.75%           0.75% (d)
Ratio of net investment income (loss) to average net assets....          2.88%          3.16%           2.68% (d)
Portfolio turnover rate (e)....................................           111% (g)        40% (g)         70%

(a) Inception dates for FIXD and UCON are February 14, 2017 and June 4, 2018, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f) The portfolio turnover rate not including mortgage dollar rolls was 270%, 223%, 241% and 158% for the periods ending August 31, 2020, August 31, 2019, August 31, 2018 and August 31, 2017, respectively.

(g) The portfolio turnover rate not including mortgage dollar rolls was 67% and 39% for the periods ending August 31, 2020 and August 31, 2019, respectively.


Page 74                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)

                                                                     PERIOD
                                                                      ENDED
                                                                  8/31/2020 (a)
                                                                 --------------
Net asset value, beginning of period...........................    $    25.00
                                                                   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          0.08
Net realized and unrealized gain (loss)........................          0.87
                                                                   ----------
Total from investment operations...............................          0.95
                                                                   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................         (0.07)
                                                                   ----------
Net asset value, end of period.................................    $    25.88
                                                                   ==========
TOTAL RETURN (b)...............................................          3.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $   25,877
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.75% (c)
Ratio of net expenses to average net assets....................          0.65% (c)
Ratio of net investment income (loss) to average net assets....          0.94% (c)
Portfolio turnover rate (d)....................................           186% (e)

(a) Inception date is April 29, 2020, which is consistent with the respective Fund's commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e) The portfolio turnover rate not including mortgage dollar rolls was 21% for the period ending August 31, 2020.


                        See Notes to Financial Statements                Page 75

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-five funds that are offering shares. This report covers the three funds listed below:

        First Trust TCW Opportunistic Fixed Income ETF - (The Nasdaq Stock
           Market LLC ("Nasdaq") ticker "FIXD")
        First Trust TCW Unconstrained Plus Bond ETF - (NYSE Arca, Inc. ("NYSE
           Arca") ticker "UCON")
        First Trust TCW Securitized Plus ETF - (NYSE Arca ticker "DEED")(1)

        (1) Commenced investment operations on April 29, 2020.

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which a Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities.

Each Fund is an actively managed exchange-traded fund. Each Fund's investment objective is to seek to maximize long-term total return. Each of FIXD and UCON seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in fixed income securities. DEED seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in securitized debt securities.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act.

Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, municipal securities, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

-----------------------------
(1) The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.


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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Senior Loans in which the Funds invest are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Swaps are fair valued utilizing quotations provided by a third-party pricing service or, if the third-party pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;


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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities of the issuer, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

     11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's government leaders/officials (for sovereign debt only);

     12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

     13)    other relevant factors.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of August 31, 2020, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

In July 2017, the Financial Conduct Authority ("FCA") announced that it will no longer persuade or compel banks to submit rates for the calculation of the London Interbank Offered Rates ("LIBOR") after 2021. Further, the FCA has subsequently stated, as recently as March 2020, that the central assumption continues to be that firms should not rely on LIBOR being published after the end of 2021.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a group of market participants convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New York began daily publishing of SOFR in April 2018.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Funds or their investments.


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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Each Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At August 31, 2020, the Funds had no when-issued or delayed-delivery securities. At August 31, 2020, FIXD, UCON and DEED held $724,234,498, $14,725,769 and $4,884,626, respectively, of forward purchase commitments.

C. FUTURES CONTRACTS

Each Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on futures contracts" on the Statements of Operations.

Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statements of Operations. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statements of Assets and Liabilities. If market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. FORWARD FOREIGN CURRENCY CONTRACTS

Each Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. Each Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statements of Assets and Liabilities. The change in unrealized appreciation/(depreciation) is included in "Net change in unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statements of Operations. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund's basis in the contract. This realized gain or loss is included in "Net realized gain (loss) on forward foreign currency contracts" on the Statements of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, a Fund could incur losses in excess of the net unrealized value shown on the forward foreign currency contracts table in the Fund's Portfolio of Investments. In the event of default by the Counterparty, a Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

As of August 31, 2020, the Funds had no open forward foreign currency contracts.

E. SWAP AGREEMENTS

Each Fund may enter into swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed upon prices, rates, etc. Payment received or made by the Fund for interest rate swaps, if any, are recorded on the Statements of Operations as "Net realized gain (loss) on swap contracts." When an interest rate swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any. Generally, the basis of the contracts, if any, is the premium received or paid. Swap agreements are individually negotiated and involve the risk of the potential inability of the Counterparties to meet the terms of the agreement. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to


                                                                         Page 79


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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. In the event of a default by a Counterparty, the Fund will seek withdrawal of the collateral and may incur certain costs exercising its rights with respect to the collateral. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by changes in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund's maximum interest rate risk to meet its future payments under swap agreements is equal to the total notional amount as shown on the Portfolio of Investments. The notional amount represents the U.S. dollar value of the contract as of the day of the opening transaction or contract reset. When the Fund enters into a swap agreement, any premium paid is included in "Swap contracts, at value" on the Statements of Assets and Liabilities.

As of August 31, 2020, the Funds had no open interest rate swap agreements. An interest rate swap agreement involves the Fund's agreement to exchange a stream of interest payments for another party's stream of cash flows. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.

F. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency) for the non-defaulting Counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

The Funds do not have the right to offset financial assets and financial liabilities related to futures contracts or swap contracts on the Statements of Assets and Liabilities.

G. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date for fixed-income securities is included in "Net realized gain (loss) on investments" on the Statements of Operations.

H. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on each Fund's Portfolio of Investments.


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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

I. MORTGAGE DOLLAR ROLLS

Each Fund may invest, without limitation, in mortgage dollar rolls. The Funds intend to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Funds' Sub-Advisor. In a mortgage dollar roll, a Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in a Fund.

J. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal period ended August 31, 2020 was as follows:

                                                                                Distributions    Distributions    Distributions
                                                                                  paid from         paid from       paid from
                                                                                   Ordinary          Capital        Return of
                                                                                    Income            Gains          Capital
                                                                                -------------    -------------    -------------
First Trust TCW Opportunistic Fixed Income ETF                                  $  49,116,293    $   1,392,675    $          --
First Trust TCW Unconstrained Plus Bond ETF                                         6,674,002               --               --
First Trust TCW Securitized Plus ETF                                                   68,400               --               --

The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2019 was as follows:

                                                                                Distributions    Distributions    Distributions
                                                                                  paid from         paid from       paid from
                                                                                   Ordinary          Capital        Return of
                                                                                    Income            Gains          Capital
                                                                                -------------    -------------    -------------
First Trust TCW Opportunistic Fixed Income ETF                                  $  14,132,128    $          --    $          --
First Trust TCW Unconstrained Plus Bond ETF                                         5,422,118          117,468               --

As of August 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                  Accumulated          Net
                                                                                Undistributed     Capital and      Unrealized
                                                                                  Ordinary           Other        Appreciation
                                                                                   Income         Gain (Loss)    (Depreciation)
                                                                                -------------    -------------    -------------
First Trust TCW Opportunistic Fixed Income ETF                                  $  57,919,147    $   4,965,890    $  60,819,674
First Trust TCW Unconstrained Plus Bond ETF                                           303,491       (2,051,525)       5,373,141
First Trust TCW Securitized Plus ETF                                                  166,476           13,875          664,865

K. INCOME TAXES

Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.


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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FIXD, the taxable years ended 2017, 2018, 2019, and 2020 remain open to federal and state audit. For UCON, the taxable years ended 2018, 2019, and 2020 remain open to federal and state audit. For DEED, the taxable year ended 2020 remains open to federal and state audit. As of August 31, 2020, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2020, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.

                                                             Non-Expiring
                                                             Capital Loss
                                                             Carryforward
                                                       -------------------------
First Trust TCW Opportunistic Fixed Income ETF               $        --
First Trust TCW Unconstrained Plus Bond ETF                    2,051,525
First Trust TCW Securitized Plus ETF                                  --

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended August 31, 2020, the Funds had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal period ended August 31, 2020, the adjustments for each Fund were as follows:

                                                                                                  Accumulated
                                                                                 Accumulated      Net Realized
                                                                                Net Investment    Gain (Loss)        Paid-in
                                                                                Income (Loss)    on Investments      Capital
                                                                                --------------   --------------   -------------
First Trust TCW Opportunistic Fixed Income ETF                                  $    2,547,312   $   (5,047,312)  $   2,500,000
First Trust TCW Unconstrained Plus Bond ETF                                            440,122         (440,122)             --
First Trust TCW Securitized Plus ETF                                                        --               --              --

L. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

TCW serves as the Funds' sub-advisor and manages each Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and TCW, First Trust will supervise TCW and its management of the investment of each Fund's assets and will pay TCW for its services as the Funds' sub-advisor. First Trust will also be responsible for each Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. FIXD, UCON and DEED have each agreed to pay First Trust an annual unitary management fee equal to 0.65%, 0.85% and 0.75%, respectively, of its average daily net assets. Pursuant to a contractual agreement, First Trust has agreed to waive management fees of 0.10% of average daily net assets until December 31, 2020 for FIXD and UCON and April 6, 2022 for DEED. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust on behalf of each Fund or by the Funds' investment advisor only after December 31, 2020 for FIXD and UCON and April 6, 2022 for DEED. During the fiscal period ended August 31, 2020, the Advisor waived fees of $1,810,993, $204,491 and $8,599 for FIXD, UCON, and DEED, respectively.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

The Funds may purchase securities from or sell securities to an affiliated fund or portfolio provided that the affiliation is due solely to having a common investment advisor, sub-advisor, common officers or common trustees. For the fiscal year ended August 31, 2020, UCON entered into purchase transactions with affiliated portfolios in compliance with Rule 17a-7 under the 1940 Act in the amount of $151,104.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended August 31, 2020, the cost of purchases and proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities for each Fund, excluding short-term investments, were as follows:

                                                         Purchases          Sales
                                                       --------------   --------------
FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF
   U.S. Government securities                          $9,105,839,661   $7,507,036,405
   Non-U.S. Government securities                       1,196,485,714      263,900,702

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF
   U.S. Government securities                             115,454,104      128,456,635
   Non-U.S. Government securities                          89,114,352       85,839,009

FIRST TRUST TCW SECURITIZED PLUS ETF
   U.S. Government securities                              54,763,761       41,178,918
   Non-U.S. Government securities                          11,789,251        1,665,580

For the fiscal period ended August 31, 2020, the Funds had no in-kind transactions.


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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by each Fund at August 31, 2020, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

                                                     ASSET DERIVATIVES                        LIABILITY DERIVATIVES
                                          ----------------------------------------   ----------------------------------------
DERIVATIVES                                STATEMENTS OF ASSETS AND                   STATEMENTS OF ASSETS AND
INSTRUMENT             RISK EXPOSURE         LIABILITIES LOCATION         VALUE         LIABILITIES LOCATION         VALUE
------------------   ------------------   --------------------------   -----------   --------------------------   -----------
FIXD
                                          Unrealized appreciation on                 Unrealized depreciation on
Futures contracts    Interest Rate Risk   futures contracts*           $    69,068   futures contracts*           $    77,008

UCON
                                          Unrealized appreciation on                 Unrealized depreciation on
Futures contracts    Interest Rate Risk   futures contracts*               284,778   futures contracts*                    --

DEED
                                          Unrealized appreciation on                 Unrealized depreciation on
Futures contracts    Interest Rate Risk   futures contracts*                 6,191   futures contracts*                    18

* Includes cumulative appreciation/depreciation on futures contracts as reported in each Fund's Portfolio of Investments. Only the current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal period ended August 31, 2020, on each Fund's derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

STATEMENTS OF OPERATIONS LOCATION                                        FIXD          UCON          DEED
-------------------------------------------------------------------------------------------------------------
CURRENCY RISK EXPOSURE
Net realized gain (loss) on forward foreign currency contracts        $ 1,314,998   $   258,384   $        --

INTEREST RATE RISK EXPOSURE
Net realized gain (loss) on futures contracts                           7,483,328    (3,725,059)       16,939
Net realized gain (loss) on swap contracts                                136,699        13,673            --
Net realized gain (loss) on written options contracts                     390,716            --            --
Net change in unrealized appreciation (depreciation) on
   futures contracts                                                     (288,738)      439,021         6,173
Net change in unrealized appreciation (depreciation) on
   swap contracts                                                          85,289        31,803            --

FIXD
During the fiscal year ended August 31, 2020, the notional value of forward foreign currency contracts opened and closed were $34,342,352 and $34,342,352, respectively.

During the fiscal year ended August 31, 2020, the notional value of futures contracts opened and closed were $628,586,594 and $638,760,614 respectively.

For the fiscal year ended August 31, 2020, the average volume of interest rate swaps was $75,567,910.

During the fiscal year ended August 31, 2020, the premiums for written options contracts opened were $390,716 and the premiums for written options contracts closed, exercised and expired were $390,716.

UCON
During the fiscal year ended August 31, 2020, the notional value of forward foreign currency contracts opened and closed were $4,278,731 and $4,278,731, respectively.

During the fiscal year ended August 31, 2020, the notional value of futures contracts opened and closed were $131,404,527 and $132,775,466, respectively.

For the fiscal year ended August 31, 2020, the average volume of interest rate swaps was $15,963,811.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

DEED
During the fiscal period August 31, 2020, the notional value of futures contracts opened and closed were $3,220,137 and $4,400,784, respectively.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of each Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. Each Fund's Creation Units are generally issued and redeemed for cash. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund's portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in each Fund's portfolio. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2021 for FIXD and UCON, and April 6, 2022 for DEED.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

On September 21, 2020, FT Cboe Vest U.S. Equity Buffer ETF - September and FT Cboe Vest U.S. Equity Deep Buffer ETF - September, additional series of the Trust, began trading under the symbols "FSEP" and "DSEP", respectively, on Cboe BZX Exchange, Inc.

On October 19, 2020, FT Cboe Vest U.S. Buffer ETF - October and FT Cboe Vest U.S. Equity Deep Buffer ETF - October, additional series of the Trust, began trading under the symbols "FOCT" and "DOCT", respectively, on the Cboe BZX Exchange, Inc.


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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED FUND
VIII:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First Trust TCW Opportunistic Fixed Income ETF, First Trust TCW Unconstrained Plus Bond ETF, and First Trust TCW Securitized Plus ETF (the "Funds"), each a series of the First Trust Exchange-Traded Fund VIII, including the portfolios of investments, as of August 31, 2020, the related statements of operations, the changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

-----------------------------------------------------------------------------------------------------------------------------
   INDIVIDUAL FUNDS INCLUDED              STATEMENTS OF              STATEMENTS OF CHANGES
          IN THE TRUST                      OPERATIONS                   IN NET ASSETS               FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
First Trust TCW Opportunistic      For the year ended             For the years ended            For the years ended
Fixed Income ETF                   August 31, 2020                August 31, 2020 and 2019       August 31, 2020, 2019, 2018,
                                                                                                 and the period from
                                                                                                 February 14, 2017
                                                                                                 (commencement of operations)
                                                                                                 through August 31, 2017
-----------------------------------------------------------------------------------------------------------------------------
First Trust TCW Unconstrained      For the year ended             For the years ended            For the years ended
Plus Bond ETF                      August 31, 2020                August 31, 2020 and 2019       August 31, 2020, 2019, and
                                                                                                 the period from June 4, 2018
                                                                                                 (commencement of operations)
                                                                                                 through August 31, 2018
-----------------------------------------------------------------------------------------------------------------------------
First Trust TCW Securitized Plus   For the period from April 29, 2020 (commencement of operations) through August 31, 2020
ETF
-----------------------------------------------------------------------------------------------------------------------------

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian, agent banks, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
October 26, 2020

We have served as the auditor of one or more First Trust investment companies since 2001.


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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

Distributions paid to foreign shareholders for the taxable period ended August 31, 2020 that were properly designated by each Fund as "interest-related dividends" or "short-term capital gain dividends," may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.

Of the ordinary income (including short-term capital gain) distribution made by each Fund during the fiscal period ended August 31, 2020, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

For the fiscal year ended August 31, 2020, the amount of long-term capital gain distributions designated by First Trust TCW Opportunistic Fixed Income ETF was $1,392,675, which is taxable at the applicable capital gain tax rates for federal income tax purposes.

For the tax year ended August 31, 2020, the First Trust TCW Opportunistic Fixed Income ETF designated $2,500,000, or amounts necessary, as long-term capital gain. During the tax year, Fund shareholders redeemed amounts in excess of our long-term capital gain and of these proceeds, $2,500,000, or amounts necessary, represents long-term capital gain from the Fund.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches. In July, 2020, TCW, the Sub-Advisor to the Funds was the target of a cyber security attack. The incident was quickly identified and quarantined. Although the


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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

incident did impact some of TCW's computer systems, the Sub-Advisor was able to maintain its critical business activities, including trading and portfolio management for the Funds. All assets of the Funds are held with a third-party bank custodian. That custodian was not affected by this incident.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred


Page 88


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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.


              NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE


                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF AND FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreements (as applicable to a specific Fund, the "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements" and together with the Advisory Agreement, the "Agreements") among the Trust, the Advisor and TCW Investment Management Company LLC (the "Sub-Advisor") on behalf of the following two series of the Trust (each a "Fund" and collectively, the "Funds"):

        First Trust TCW Opportunistic Fixed Income ETF (FIXD)
        First Trust TCW Unconstrained Plus Bond ETF (UCON)

The Board approved the continuation of the applicable Agreements for each Fund for a one-year period ending June 30, 2021 at a meeting held on June 8, 2020. The Board determined for each Fund that the continuation of the applicable Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on May 11, 2020 and June 8, 2020, the


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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"), and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on May 11, 2020, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the May meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8, 2020 meeting, as well as at the meeting held that day. The Board considered supplemental information provided by the Advisor and the Sub-Advisor on the operations of the Advisor and the Sub-Advisor, respectively, and the performance of the Funds since the onset of the COVID-19 pandemic. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund's unitary fee.

In reviewing the applicable Agreements for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the applicable Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor's day-to-day management of each Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the May 11, 2020 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory Agreements, the Board noted that each Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund's investments. The Board reviewed the materials provided by the Sub-Advisor and considered the services that the Sub-Advisor provides to each Fund, including the Sub-Advisor's day-to-day management of the Funds' investments. In considering the Sub-Advisor's management of the Funds, the Board noted the background and experience of the Sub-Advisor's portfolio management team, including the Board's prior meetings with members of the portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed each Fund consistent with its investment objective, policies and restrictions.

The Board considered the unitary fee rate payable by each Fund under the Advisory Agreement for the services provided. The Board noted that the sub-advisory fee for each Fund is paid by the Advisor from the Fund's unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that the Advisor had previously agreed to waive a portion of its unitary fee for each Fund in an amount equal to 0.10% of the Fund's average daily net assets until at least December 31, 2020. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

fee rates charged by the Advisor and the Sub-Advisor to other fund (including
ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for FIXD, after taking into account the contractual fee waiver, was equal to the median total (net) expense ratio of the peer funds in its Expense Group and that the unitary fee rate for UCON, after taking into account the contractual fee waiver, was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Groups, the Board, at the May 11, 2020 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information comparing each Fund's performance for the one-year period ended December 31, 2019 to the performance of the funds in its Performance Universe and a benchmark index. Based on the information provided, the Board noted that each Fund underperformed its Performance Universe median for the one-year period ended December 31, 2019 and outperformed its benchmark index for the one-year period ended December 31, 2019.

On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to each Fund under the Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2019 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

The Board considered the Sub-Advisor's statements that the Sub-Advisor believes economies of scale in managing fixed-income portfolios are limited and that the current sub-advisory fees appropriately reflect economies of scale, and that the Sub-Advisor continues to add resources commensurate with and often ahead of the demands of its business. The Board did not review the profitability of the Sub-Advisor with respect to each Fund. The Board noted that the Advisor pays the Sub-Advisor for each Fund from its unitary fee and its understanding that each Fund's sub-advisory fee rate was the product of an arm's length negotiation. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered the potential fall-out benefits to the Sub-Advisor from being associated with the Advisor and the Funds, and noted the Sub-Advisor's statements that the Sub-Advisor is not aware of any other benefits derived or that may be derived from its relationship with the Advisor and the Funds, and that the Sub-Advisor's Fixed Income Team does not enter into soft dollar arrangements. The Board concluded that the character and amount of potential fall-out benefits to the Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board's analysis.


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--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

FIRST TRUST TCW SECURITIZED PLUS ETF

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of First Trust TCW Securitized Plus ETF (the "Fund"), and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, on behalf of the Fund, the Advisor and TCW Investment Management Company LLC (the "Sub-Advisor"), for an initial two-year term at a meeting held on March 9, 2020. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the proposed sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"), and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective.

In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, the Board reviewed the materials provided by the Sub-Advisor and noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style. The Board noted that the Sub-Advisor manages two other similar fixed-income ETFs in the First Trust Fund Complex. At the meeting, the Trustees received a presentation from representatives of the Sub-Advisor, and were able to ask questions about the Sub-Advisor and the proposed investment strategy for the Fund. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.75% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund's unitary fee remaining after the Fund's expenses are paid. The Board noted that the Advisor would be responsible for the Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of


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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that the Advisor would contractually agree to waive fees in the amount of 0.10% of the Fund's average daily net assets for at least a two-year period beginning upon the effectiveness of the Fund's registration statement. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including
ETF) and non-fund clients, as applicable. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for the Fund (after fee waivers) was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered differences between the Fund and other clients that limited their comparability; however, the Board considered the Advisor's statement that, although the Fund will be unique to the First Trust Fund Complex given its focus on securitized instruments and ability to invest up to 50% of its assets in non-agency securities, the Fund will be most similar in its broad flexibility and total return mandate to two other fixed-income ETFs in the First Trust Fund Complex managed by the Advisor and the Sub-Advisor that pay unitary fees equal to annual rates of 0.65% and 0.85% of their respective average daily net assets, as well as two other ETFs in the First Trust Fund Complex that employ mortgage- and government-based strategies and pay unitary fees equal to annual rates of 0.65% of their respective average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor's estimate of the asset level for the Fund at which the Advisor expects the Advisory Agreement to be profitable to the Advisor and the Advisor's estimate of the profitability of the Advisory Agreement if the Fund's assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for the Fund was not unreasonable. The Board did not review any potential profitability of the Sub-Advisory Agreement for the Fund to the Sub-Advisor. The Board considered that the Sub-Advisor would be paid by the Advisor from the Fund's unitary fee and its understanding that the sub-advisory fee rate was the product of an arm's length negotiation. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also considered fall-out benefits to the Sub-Advisor that may be realized from its relationship with the Fund, noting the Sub-Advisor's statements that it is not aware of any other benefits derived or that may be derived by the Sub-Advisor or its affiliates from the Sub-Advisor's relationship with the Advisor and the Fund and that the Sub-Advisor does not enter into soft-dollar arrangements. The Board concluded that the character and amount of potential fall-out benefits to the Advisor and the Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process,


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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the May 11, 2020 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from June 1, 2019 (the initial compliance date for certain requirements of Rule 22e-4) through the Liquidity Committee's annual meeting held on March 20, 2020 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.


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BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                                TERM OF OFFICE                                                 THE FIRST TRUST      DIRECTORSHIPS
           NAME,                AND YEAR FIRST                                                  FUND COMPLEX       HELD BY TRUSTEE
     YEAR OF BIRTH AND            ELECTED OR                PRINCIPAL OCCUPATIONS                OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST          APPOINTED                 DURING PAST 5 YEARS                   TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton Orthopedics;          185          None
(1951)                                             Limited Partner, Gundersen Real Estate
                               o Since Inception   Limited Partnership (June 1992 to
                                                   December 2016); Member, Sportsmed LLC
                                                   (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.           185          Director of ADM
(1957)                                             (Futures Commission Merchant)                                  Investor Services,
                               o Since Inception                                                                  Inc., ADM
                                                                                                                  Investor Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial            185          Director of Trust
(1956)                                             and Management Consulting)                                     Company of
                               o Since Inception                                                                  Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),          185          None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product and Services);
                                                   President and Chief Executive Officer
                                                   (June 2012 to September 2014), Servant
                                                   Interactive LLC (Educational Products
                                                   and Services); President and Chief
                                                   Executive Officer (June 2012 to
                                                   September 2014), Dew Learning LLC
                                                   (Educational Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust              185          None
Chairman of the Board                              Advisors L.P. and First Trust
(1955)                         o Since Inception   Portfolios L.P.; Chairman of the
                                                   Board of Directors, BondWave LLC
                                                   (Software Development Company)
                                                   and Stonebridge Advisors LLC
                                                   (Investment Advisor)

-----------------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

                              POSITION AND             TERM OF OFFICE
       NAME                      OFFICES                AND LENGTH OF                       PRINCIPAL OCCUPATIONS
 AND YEAR OF BIRTH             WITH TRUST                  SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term   Managing Director and Chief Financial Officer
(1966)                Officer                                             (January 2016 to Present), Controller (January 2011
                                                      o Since Inception   to January 2016), Senior Vice President (April 2007
                                                                          to January 2016), First Trust Advisors L.P. and First
                                                                          Trust Portfolios L.P.; Chief Financial Officer
                                                                          (January 2016 to Present), BondWave LLC
                                                                          (Software Development Company) and Stonebridge
                                                                          Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term   Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                   President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since Inception   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term   General Counsel, First Trust Advisors L.P. and
(1960)                Legal Officer                                       First Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception   Counsel, BondWave LLC; Secretary, Stonebridge
                                                                          Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term   Managing Director, First Trust Advisors L.P. and
(1970)                                                                    First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term   Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                             and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term   Senior Vice President, First Trust Advisors L.P.
(1966)                                                                    and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term   Senior Vice President, First Trust Advisors L.P.
(1970)                                                                    and First Trust Portfolios L.P.
                                                      o Since Inception

-----------------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

March 2019

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


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


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


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
TCW Investment Management Company LLC
865 South Figueroa Street
Los Angeles, CA 90017

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        EquityCompass Risk Manager ETF (ERM)

        EquityCompass Tactical Risk Manager ETF (TERM)

----------------------------
       Annual Report
     For the Year Ended
      August 31, 2020
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                                AUGUST 31, 2020

Shareholder Letter...........................................................  1
Fund Performance Overview
   EquityCompass Risk Manager ETF (ERM)......................................  2
   EquityCompass Tactical Risk Manager ETF (TERM)............................  4
Notes to Fund Performance Overview...........................................  6
Portfolio Commentary.........................................................  7
Understanding Your Fund Expenses.............................................  9
Portfolio of Investments
   EquityCompass Risk Manager ETF (ERM)...................................... 10
   EquityCompass Tactical Risk Manager ETF (TERM)............................ 14
Statements of Assets and Liabilities......................................... 18
Statements of Operations..................................................... 19
Statements of Changes in Net Assets.......................................... 20
Financial Highlights......................................................... 21
Notes to Financial Statements................................................ 22
Report of Independent Registered Public Accounting Firm...................... 28
Additional Information....................................................... 29
Board of Trustees and Officers............................................... 35
Privacy Policy............................................................... 37

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or EquityCompass Investment Management, LLC (the "Sub-Advisor") and their representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the Funds, you may obtain an understanding of how the market environment affected each Fund's performance. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                AUGUST 31, 2020

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the EquityCompass Risk Manager ETF ("ERM") and the EquityCompass Tactical Risk Manager ETF ("TERM" and together with ERM, the "Funds"), each a series of the First Trust Exchange-Traded Fund VIII, which contains detailed information about the Funds for the twelve months ended August 31, 2020.

In case you missed the latest big news from the Federal Reserve ("Fed") in September, it stated that it expects to hold short-term interest rates near zero until two things happen: (1) the U.S. unemployment rate is back to normal, or around the 4.0% level; and (2) the inflation rate is at, or above, 2.0%. As of August 31, 2020, the U.S. unemployment rate stood at 8.4%, according to data from the Bureau of Labor Statistics. The Fed's top benchmark for inflation (U.S. Personal Consumption Expenditures Chain Type Price Index) stood at 1.0% on July 31, 2020. Brian Wesbury, Chief Economist at First Trust Advisors L.P., notes that the Fed does not expect to achieve both goals until 2024.

What does this mean for investors? We believe that one of the Fed's motivations in promoting a multi-year commitment to a near zero interest rate monetary policy is to incentivize risk-taking. By holding interest rates artificially low for an extended period, the Fed is essentially disincentivizing saving. The Fed wants individuals to invest their capital in risk assets and is offering valuable guidance on its monetary policy to instill confidence in the markets, in my opinion.

In his testimony to the House Financial Services Committee on September 22, 2020, Fed Chairman Jerome Powell stated that the U.S. economy has a long road to a full recovery and needs more financial support. U.S. Treasury Secretary Steven Mnuchin also testified and said that he and the White House will continue to push Congress to pass another fiscal relief package to help support American workers. In pursuing additional fiscal support, the U.S. government is ultimately looking to buy time until a coronavirus ("COVID-19") vaccine arrives. With the U.S. Presidential election less than two months away, getting a trillion dollar or so stimulus package through Congress will be no easy task, in my opinion. Let us hope they surprise us.

Thanks to the monetary and fiscal support already brought to bear to fight COVID-19, the securities markets appear to be in relatively good shape, in my opinion. On September 22, 2020, the S&P 500(R) Index closed a little more than two percentage points off its pre-COVID-19 high set on February 19, 2020, according to data from Bloomberg. I find that to be an amazing feat in the current climate. The combination of low interest rates and low inflation continues to reward bond investors. Looking ahead, even bond investors are going to need to assume some additional credit risk to achieve higher returns. Yields on Treasury notes and bonds are poised at this time to stay low and fairly range bound. The Fed's pledge to keep its benchmark rate low for up to three years could lend some stability and reassurance to the debt markets, in my opinion.

We believe the U.S. economy is on its way back. While we have too many workers still unemployed, I do find it encouraging that U.S. consumers have done such a terrific job of getting their fiscal houses in order. Consumer spending typically accounts for roughly 70% of U.S. gross domestic product output each year. So goes the consumer, so goes the economy. The S&P/Experian Consumer Credit Default Composite Index stood at 0.67% in August 2020, down from 0.92% in August 2019 and well below its 1.79% average since its inception in July 2004, according to S&P Dow Jones Indices. As we previously noted, the near-term outlook rests on getting one or more FDA-approved vaccines or therapeutics. The year-end target that has been touted by some, including President Donald J. Trump, would coincide with the end to the government's moratorium on home evictions and foreclosures, which is due to expire on December 31, 2020. Keep in mind that the moratorium has already been extended three times. Things could get interesting over the next few months. Stay tuned and stay the course.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

EQUITYCOMPASS RISK MANAGER ETF (ERM)

The EquityCompass Risk Manager ETF (the "Fund") seeks to provide long term capital appreciation with capital preservation as a secondary objective. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange. During periods when the U.S. equity market is determined to be unfavorable by the Fund's Sub-Advisor, the Fund may invest all or a portion of its assets in cash, cash-equivalents, money market funds and/or short-term fixed income exchange-traded funds ("ETFs"), or the Fund may invest all or a portion of its assets in a single short-term fixed income ETF, the First Trust Enhanced Short Maturity ETF ("FTSM"). Certain of the ETFs in which the Fund invests may be advised by First Trust. The Fund is classified as "diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "ERM."

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL            CUMULATIVE
                                                                             TOTAL RETURNS           TOTAL RETURNS
                                                         1 Year Ended     Inception (4/10/17)     Inception (4/10/17)
                                                           8/31/20            to 8/31/20              to 8/31/20
FUND PERFORMANCE
NAV                                                         -5.36%              -1.06%                  -3.56%
Market Price                                                -5.32%              -1.10%                  -3.67%

INDEX PERFORMANCE
S&P 500(R) Index                                            21.94%              14.60%                  58.75%
Hedge Fund Research HFRI Equity Hedge Index(1)               9.85%               5.51%                  19.65%
---------------------------------------------------------------------------------------------------------------------

(1) Cumulative total return for the period April 30, 2017 through August 31, 2020. Performance data is not available for the entire period shown in the table for the index because performance data for the index is only available on a month-end basis. Performance data for the index may be updated on an ongoing basis and is subject to change.

(See Notes to Fund Performance Overview on Page 6.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            20.80%
Health Care                                       12.86
Financials                                        11.82
Industrials                                       10.01
Consumer Discretionary                             9.75
Consumer Staples                                   9.54
Communication Services                             8.98
Utilities                                          5.26
Materials                                          3.96
Energy                                             3.75
Real Estate                                        3.27
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
NVIDIA Corp.                                       0.78%
Adobe, Inc.                                        0.77
NetApp, Inc.                                       0.76
Facebook, Inc., Class A                            0.76
Apple, Inc.                                        0.76
Target Corp.                                       0.75
Live Nation Entertainment, Inc.                    0.74
Mastercard, Inc., Class A                          0.74
Netflix, Inc.                                      0.74
Amazon.com, Inc.                                   0.73
                                                --------
     Total                                         7.53%
                                                ========

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

EQUITYCOMPASS RISK MANAGER ETF (ERM) (CONTINUED)

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              APRIL 10, 2017 - AUGUST 31, 2020

             EquityCompass              S&P 500(R)
            Risk Manager ETF              Index
4/10/17         $10,000                  $10,000
8/31/17          10,244                   10,571
2/28/18          11,107                   11,716
8/31/18          11,804                   12,649
2/28/19          10,382                   12,264
8/31/19          10,190                   13,019
2/29/19          10,171                   13,269
8/31/20           9,644                   15,875

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 11, 2017 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17          89              0               0             0
9/1/17 - 8/31/18          225              0               0             0
9/1/18 - 8/31/19          146              4               0             0
9/1/19 - 8/31/20          194              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17          11              0               0             0
9/1/17 - 8/31/18           27              0               0             0
9/1/18 - 8/31/19           98              2               0             0
9/1/19 - 8/31/20           56              1               0             1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)

The EquityCompass Tactical Risk Manager ETF (the "Fund") seeks to provide long term capital appreciation with capital preservation as a secondary objective. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange. During periods when the U.S. equity market is determined to be unfavorable by the Fund's Sub-Advisor, the Fund may invest all or a portion of its assets in cash, cash equivalents, money market funds and/or short-term fixed income exchange-traded funds ("ETFs"), or the Fund may invest all or a portion of its assets in a single short-term fixed income ETF, the First Trust Enhanced Short Maturity ETF ("FTSM"). During such periods, the Fund may also invest a significant portion of its assets in securities designed to provide short exposure to broad U.S. market indices including by investing in inverse ETFs. Certain of the ETFs in which the Fund invests may be advised by First Trust. The Fund is classified as "diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "TERM."

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL            CUMULATIVE
                                                                             TOTAL RETURNS           TOTAL RETURNS
                                                         1 Year Ended     Inception (4/10/17)     Inception (4/10/17)
                                                           8/31/20            to 8/31/20              to 8/31/20
FUND PERFORMANCE
NAV                                                         -5.36%              -5.07%                  -16.18%
Market Price                                                -5.18%              -5.05%                  -16.13%

INDEX PERFORMANCE
S&P 500(R) Index                                            21.94%              14.60%                   58.75%
Hedge Fund Research HFRI Equity Hedge Index(1)               9.85%               5.51%                   19.65%
---------------------------------------------------------------------------------------------------------------------

(1) Cumulative total return for the period April 30, 2017 through August 31, 2020. Performance data is not available for the entire period shown in the table for the index because performance data for the index is only available on a month-end basis. Performance data for the index may be updated on an ongoing basis and is subject to change.

(See Notes to Fund Performance Overview on Page 6.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            20.80%
Health Care                                       12.87
Financials                                        11.82
Industrials                                       10.00
Consumer Discretionary                             9.75
Consumer Staples                                   9.53
Communication Services                             8.98
Utilities                                          5.27
Materials                                          3.96
Energy                                             3.75
Real Estate                                        3.27
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
NVIDIA Corp.                                       0.78%
Adobe, Inc.                                        0.77
NetApp, Inc.                                       0.76
Facebook, Inc., Class A                            0.76
Apple, Inc.                                        0.75
Target Corp.                                       0.74
Live Nation Entertainment, Inc.                    0.74
Netflix, Inc.                                      0.74
Amazon.com, Inc.                                   0.74
Mastercard, Inc., Class A                          0.74
                                                --------
     Total                                         7.52%
                                                ========

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM) (CONTINUED)

           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                APRIL 10, 2017 - AUGUST 31, 2020

            EquityCompass Tactical            S&P 500(R)
               Risk Manager ETF                 Index
4/10/17            $10,000                     $10,000
8/31/17             10,244                      10,571
2/28/18             11,107                      11,716
8/31/18             11,805                      12,649
2/28/19              9,102                      12,264
8/31/19              8,856                      13,019
2/29/20              8,835                      13,269
8/31/20              8,382                      15,875

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 11, 2017 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17          83              0               0             0
9/1/17 - 8/31/18          229              0               0             0
9/1/18 - 8/31/19          116              3               0             0
9/1/19 - 8/31/20           22              1               0             1

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17          17              0               0             0
9/1/17 - 8/31/18           23              0               0             0
9/1/18 - 8/31/19          129              2               0             0
9/1/19 - 8/31/20          226              2               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2020 (UNAUDITED)


                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to EquityCompass Risk Manager ETF ("ERM") and EquityCompass Tactical Risk Manager ETF ("TERM") (each a "Fund" and, collectively, the "Funds"). First Trust is responsible for the selection and ongoing monitoring of the securities in the Funds' portfolio and certain other services necessary for the management of the portfolios.

                                  SUB-ADVISOR

EquityCompass Investment Management, LLC ("EquityCompass Investment Management" or the "Sub-Advisor") serves as the investment sub-advisor to the Funds.

                              PORTFOLIO MANAGEMENT

ADVISOR'S INVESTMENT COMMITTEE

The Advisor's Investment Committee (the "Investment Committee"), which manages the Funds' investments, consists of:

DANIEL J. LINDQUIST, MANAGING DIRECTOR OF FIRST TRUST
JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST TRUST
DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND MANAGING
   DIRECTOR OF FIRST TRUST
ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST TRUST
TODD LARSON, CFA, VICE PRESIDENT OF FIRST TRUST
CHRIS A. PETERSON, CFA, SENIOR VICE PRESIDENT OF FIRST TRUST
JOHN GAMBLA, SENIOR PORTFOLIO MANAGER, ALTERNATIVES INVESTMENT TEAM OF
   FIRST TRUST
ROB A. GUTTSCHOW, CFA, SENIOR PORTFOLIO MANAGER, ALTERNATIVES INVESTMENT TEAM OF
   FIRST TRUST

                         SUB-ADVISOR PORTFOLIO MANAGERS

The Sub-Advisor portfolio managers, as set forth below, provide non-discretionary investment advice to the Investment Committee:

TIMOTHY M. MCCANN, SENIOR PORTFOLIO MANAGER, EQUITYCOMPASS INVESTMENT
   MANAGEMENT, LLC
BERNARD J. KAVANAGH, III, SENIOR PORTFOLIO MANAGER, EQUITYCOMPASS INVESTMENT
   MANAGEMENT, LLC

The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Funds, while the Sub-Advisor portfolio managers provide non-discretionary investment advice to the Investment Committee. Each portfolio manager has served as part of the portfolio management team of the Funds since inception.

                                   COMMENTARY

MARKET RECAP

In what may be the most unprecedented year of economic stress and market oscillation, much has changed in the last twelve-month period ended August 31, 2020. The fourth quarter of 2019 saw depressed levels of volatility as the S&P 500(R) Index continued to make new highs each week. Large Cap weighted stocks continued to outperform over their mid and small-cap counterparts and growth continued to shine into year-end. At some time over the winter season, a new strain of the virus, SARS-CoV, now dubbed the coronavirus ("COVID-19"), spread across the globe. The uncertainty about the effects of the virus, as well as its implications to global travel and trade, spread into fiscal expectation. Business confidence wavered as analysts rushed to adjust earnings in the wake of statewide shutdowns. U-3 unemployment went from 4.4% in March 2020 to 14.7% in April 2020. The VIX Index soared to the highest level since 2008, peaking at a level of 53 as millions of Americans sat home, jobless or on furlough. While the bulk of U.S. workers continued to operate remotely, mandatory business closings took their toll on the economy. The yield on the 10-Year U.S. Treasury plummeted from 1.45% in August 2019, and from the 12-month high of 1.94%, to 0.70% as of August 31, 2020. Consistent with the Federal Reserve's (the "Fed") second mandate to stabilize prices, rates have been kept at zero in an attempt to spur the economy. The Fed's "Lower for Longer" mantra is here to stay for quite some time as global demand for Treasury bonds remains solid and the effects of the COVID-19 pandemic linger. Additionally, S&P 500 earnings expectations fell substantially with the maximum 12-month peak-to-trough decline being 22.2%, or $39.28. Since the trough in S&P earnings in April 2020, expectations have gradually regained strength as we approach a vaccine. Equity returns were extraordinarily volatile and mixed for the full twelve-month period ended August 31, 2020. Large cap stocks, as represented by the S&P 500(R) Index, gained 21.92%. Mid-cap stocks, represented by the S&P MidCap 400(R) Index, returned a modest 4.21% and small-cap stocks, represented by the S&P SmallCap 600(R), fell 0.58% in the period. In a display of colossal proportions, the disparity between the Russell 1000(R) Growth Index and the Russell 1000(R) Value Index was 43.52%, with growth returning 44.34% and the value counterpart returning a meager 0.82% over the twelve-month period ended August 31, 2020. Information Technology, Consumer Discretionary, and Communication

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2020 (UNAUDITED)

Services were the strongest advancing sectors while Financials, Real Estate, and Energy were the weakest for the same period. Bonds, as represented by the Bloomberg Barclays U.S. Aggregate Bond Total Return Index, posted a strong 6.47% for the same period. Forward 12-month earnings estimates for the S&P 500(R) currently sit at $152.08 on August 31, 2020.

PERFORMANCE REVIEW (ERM/TERM)

ERM and TERM seek to reliably capture broad equity market performance when fundamental and technical conditions are favorable and to reduce equity exposure when either, or both, of those indicators show evidence of deterioration. Both ERM and TERM reduced equity exposure to 50% at the end of March 2020 as forward earnings trends were negative and technical conditions were also highly unfavorable. With a sharp rebound in prices beginning in April 2020, technical conditions improved while S&P 500 earnings estimates recovered with more trepidation than prices. Understandably so, many analysts sat idly on their 2020 outlook as the COVID-19 narrative was evolving far beyond expectations. Both Funds moved to restore full equity on August 14, 2020 as improvements in the market became evident.

For the twelve-month period ended August 31, 2020, ERM and TERM posted net asset value ("NAV") returns of -5.36%. Market price returns for ERM and TERM were -5.32% and -5.18%, respectively. The primary benchmark for the Funds is the S&P 500(R) Index (the "Benchmark"). For the same period, the S&P 500(R) Equal Weight Index was up 8.44% on a total return basis. Both ERM and TERM underperformed their Benchmark for the same period as a result of significant market forces supporting primarily the largest cap stocks and creating a top-heavy market.

The most prevalent factors contributing to underperformance versus the Benchmark were market timing (reduced equity exposure) and the significant performance spread between cap weight and equal weight indices for the same period. Year-to-date through August 31, 2020, the spread between the S&P 500(R) Total Return Index and its equal weight counterpart was in excess of 1,200 basis points favoring cap weight. The performance of the market has been exceptionally narrow as the recovery from COVID-19 drags on. In response to the first wave of COVID-19 infections in the U.S., S&P 500 earnings and sales began their decline in March 2020 as analysts scurried to lower or remove 2020 guidance. Throughout the twelve-month period ended August 31, 2020, the compositional structure of both exchange-traded funds ("ETFs") have maintained the same exposure and underlying composition.

Our selection process for the underlying 150 names--representing the long component--tends to result in two distinct biases relative to the equal weight S&P 500. Roughly one-third of the portfolio will generally be comprised of the smallest names in the S&P 500(R) Index across all major sectors. As a result, they tend to have smaller capitalizations and value-like characteristics. During the period, small and mid-cap stocks significantly underperformed their large cap peers. The S&P 500(R) Index advanced 9.74% while the S&P Mid Cap 400(R) Index declined 5.55% and the S&P Small Cap 600(R) Index fell 11.08%. Additionally, value significantly underperformed growth during the period with the Russell 1000(R) Growth Index advancing 30.46% versus the Russell 1000(R) Value Index declining 9.35%.

Seven of the 11 benchmark sectors produced positive returns during the period, with Information Technology (+55.91%), Consumer Discretionary (+33.33%), and Communication Services (+25.49%) leading the advancers. Energy, Real Estate, and Financials were the worst performing sectors for the period declining 36.86%, 7.37%, and 6.76%, respectively.

MARKET AND FUND OUTLOOK

As of August 31, 2020, forward looking earnings expectations for the S&P 500(R) Index have expanded gradually over second quarter 2020 lows. However, year-to-date through August, 1-year forward earnings estimates are still lower by $22.97 (-13.12%) to a level of $152.08 throughout the year. Earnings multiples on the S&P 500 have increased from 18.45x at the beginning of 2020 to 23.01x at the end of August, as prices rebounded on news of the ongoing vaccine development and the gradual reopening of businesses. So long as expectations for earnings continue to rise and technical patterns remain favorable we anticipate both funds to maintain full equity exposure. Looking forward, it's evident that the Fed is working diligently to uphold its mandates of stable prices and maximum employment. In supporting the stability of domestic stocks, the "Lower for Longer" scenario is here for the foreseeable future. This should effectively provide fuel for continued economic expansion once a vaccine becomes available, possibly sparking a consumer and retail demand boom. The U.S. mid-term elections are only months away with much uncertainty remaining around the ramifications of a party flip. At the moment, the market from March lows is stalling as we near the U.S. elections in November and the fate of another stimulus bill hangs in the balance.

The Equity Risk Management Strategy ("ERMS") is designed to remove emotional decision making and react to, not anticipate, changes in fundamental and technical conditions to adjust equity exposure accordingly. Currently, the ERMS is fully invested as both fundamental and technical indicators signal favorable near term outcomes. Should either of these conditions deteriorate, the strategy will move to a partially defensive position. However if both signals deteriorate concurrently the strategy will move to a more significant defensive position.

FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
AUGUST 31, 2020 (UNAUDITED)

As a shareholder of EquityCompass Risk Manager ETF or EquityCompass Tactical Risk Manager ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended August 31, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------
                                                                                      ANNUALIZED
                                                                                     EXPENSE RATIO   EXPENSES PAID
                                                     BEGINNING         ENDING        BASED ON THE      DURING THE
                                                   ACCOUNT VALUE    ACCOUNT VALUE      SIX MONTH       SIX MONTH
                                                   MARCH 1, 2020   AUGUST 31, 2020    PERIOD (a)     PERIOD (a) (b)
-------------------------------------------------------------------------------------------------------------------
EQUITYCOMPASS RISK MANAGER ETF (ERM)
Actual                                               $1,000.00        $  948.20          0.65%           $3.18
Hypothetical (5% return before expenses)             $1,000.00        $1,021.87          0.65%           $3.30

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
Actual                                               $1,000.00        $  948.70          0.65%           $3.18
Hypothetical (5% return before expenses)             $1,000.00        $1,021.87          0.65%           $3.30


(a) Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of any underlying funds in which each Fund may invest.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (March 1, 2020 through August 31, 2020), multiplied by 184/366 (to reflect the six-month period).

EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 98.9%
               AEROSPACE & DEFENSE -- 2.6%
          444  Boeing (The) Co.                         $      76,288
          504  General Dynamics Corp.                          75,272
          202  Lockheed Martin Corp.                           78,833
        1,233  Raytheon Technologies Corp.                     75,213
                                                        -------------
                                                              305,606
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 1.4%
          378  FedEx Corp.                                     83,100
          489  United Parcel Service, Inc.,
                  Class B                                      80,010
                                                        -------------
                                                              163,110
                                                        -------------
               AUTO COMPONENTS -- 0.6%
        1,894  BorgWarner, Inc.                                76,877
                                                        -------------
               AUTOMOBILES -- 1.3%
       11,147  Ford Motor Co.                                  76,022
        2,827  General Motors Co.                              83,764
                                                        -------------
                                                              159,786
                                                        -------------
               BANKS -- 3.2%
        2,971  Bank of America Corp.                           76,473
        1,490  Citigroup, Inc.                                 76,169
          768  JPMorgan Chase & Co.                            76,946
        2,090  U.S. Bancorp                                    76,076
        3,120  Wells Fargo & Co.                               75,348
                                                        -------------
                                                              381,012
                                                        -------------
               BEVERAGES -- 2.0%
        1,631  Coca-Cola (The) Co.                             80,784
        2,086  Molson Coors Beverage Co.,
                  Class B                                      78,517
          573  PepsiCo, Inc.                                   80,254
                                                        -------------
                                                              239,555
                                                        -------------
               BIOTECHNOLOGY -- 2.7%
          830  AbbVie, Inc.                                    79,489
          330  Amgen, Inc.                                     83,596
          272  Biogen, Inc. (a)                                78,238
        1,150  Gilead Sciences, Inc.                           76,762
                                                        -------------
                                                              318,085
                                                        -------------
               BUILDING PRODUCTS -- 0.7%
          951  Fortune Brands Home &
                  Security, Inc.                               79,960
                                                        -------------
               CAPITAL MARKETS -- 2.6%
        2,094  Bank of New York Mellon (The)
                  Corp.                                        77,436
          134  BlackRock, Inc.                                 79,621
          379  Goldman Sachs Group (The), Inc.                 77,646
        1,510  Morgan Stanley                                  78,913
                                                        -------------
                                                              313,616
                                                        -------------
               CHEMICALS -- 3.3%
          858  Albemarle Corp.                                 78,087
        2,275  CF Industries Holdings, Inc.                    74,233
        1,762  Dow, Inc.                                       79,501


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CHEMICALS (CONTINUED)
        1,359  DuPont de Nemours, Inc.                  $      75,778
        1,078  Eastman Chemical Co.                            78,813
                                                        -------------
                                                              386,412
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.0%
        1,860  Cisco Systems, Inc.                             78,529
          581  F5 Networks, Inc. (a)                           76,884
        3,180  Juniper Networks, Inc.                          79,500
                                                        -------------
                                                              234,913
                                                        -------------
               CONSUMER FINANCE -- 1.3%
          784  American Express Co.                            79,647
        1,138  Capital One Financial Corp.                     78,556
                                                        -------------
                                                              158,203
                                                        -------------
               CONTAINERS & PACKAGING -- 0.7%
        2,578  WestRock Co.                                    78,191
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.7%
          374  Berkshire Hathaway, Inc.,
                  Class B (a)                                  81,547
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 2.0%
        2,626  AT&T, Inc.                                      78,281
        7,155  CenturyLink, Inc.                               76,916
        1,342  Verizon Communications, Inc.                    79,541
                                                        -------------
                                                              234,738
                                                        -------------
               ELECTRIC UTILITIES -- 3.9%
          958  Duke Energy Corp.                               76,966
        2,079  Exelon Corp.                                    76,736
          281  NextEra Energy, Inc.                            78,447
        2,245  NRG Energy, Inc.                                77,250
        1,010  Pinnacle West Capital Corp.                     74,084
        1,469  Southern (The) Co.                              76,652
                                                        -------------
                                                              460,135
                                                        -------------
               ELECTRICAL EQUIPMENT -- 0.7%
        1,131  Emerson Electric Co.                            78,571
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.3%
          496  IPG Photonics Corp. (a)                         80,218
          278  Zebra Technologies Corp.,
                  Class A (a)                                  79,655
                                                        -------------
                                                              159,873
                                                        -------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.6%
        3,931  Schlumberger N.V.                               74,728
                                                        -------------
               ENTERTAINMENT -- 2.1%
        1,532  Live Nation Entertainment,
                  Inc. (a)                                     87,018
          163  Netflix, Inc. (a)                               86,318
          605  Walt Disney (The) Co.                           79,781
                                                        -------------
                                                              253,117
                                                        -------------


Page 10                 See Notes to Financial Statements

EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.2%
        2,141  Apartment Investment &
                  Management Co., Class A               $      77,140
          950  Federal Realty Investment Trust                 75,278
        2,659  Iron Mountain, Inc.                             80,010
        1,827  Regency Centers Corp.                           72,550
        1,159  Simon Property Group, Inc.                      78,638
                                                        -------------
                                                              383,616
                                                        -------------
               FOOD & STAPLES RETAILING -- 2.0%
          234  Costco Wholesale Corp.                          81,352
        1,904  Walgreens Boots Alliance, Inc.                  72,390
          595  Walmart, Inc.                                   82,616
                                                        -------------
                                                              236,358
                                                        -------------
               FOOD PRODUCTS -- 2.7%
          692  J.M. Smucker (The) Co.                          83,165
        2,220  Kraft Heinz (The) Co.                           77,789
        1,223  Lamb Weston Holdings, Inc.                      76,865
        1,406  Mondelez International, Inc.,
                  Class A                                      82,138
                                                        -------------
                                                              319,957
                                                        -------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 2.8%
          788  Abbott Laboratories                             86,262
          257  ABIOMED, Inc. (a)                               79,058
          384  Danaher Corp.                                   79,285
          781  Medtronic PLC                                   83,934
                                                        -------------
                                                              328,539
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 1.9%
        1,211  CVS Health Corp.                                75,228
        1,166  Henry Schein, Inc. (a)                          77,469
          244  UnitedHealth Group, Inc.                        76,262
                                                        -------------
                                                              228,959
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.4%
          382  McDonald's Corp.                                81,565
        1,005  Starbucks Corp.                                 84,892
                                                        -------------
                                                              166,457
                                                        -------------
               HOUSEHOLD DURABLES -- 1.3%
          878  Mohawk Industries, Inc. (a)                     81,066
          435  Whirlpool Corp.                                 77,308
                                                        -------------
                                                              158,374
                                                        -------------
               HOUSEHOLD PRODUCTS -- 1.4%
        1,022  Colgate-Palmolive Co.                           81,004
          585  Procter & Gamble (The) Co.                      80,923
                                                        -------------
                                                              161,927
                                                        -------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.7%
        4,497  AES (The) Corp.                                 79,822
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES -- 2.0%
          475  3M Co.                                   $      77,434
       11,841  General Electric Co.                            75,072
          494  Honeywell International, Inc.                   81,782
                                                        -------------
                                                              234,288
                                                        -------------
               INSURANCE -- 3.8%
          824  Allstate (The) Corp.                            76,632
        2,545  American International Group,
                  Inc.                                         74,161
          630  Assurant, Inc.                                  76,583
          923  Globe Life, Inc.                                76,129
        2,034  Lincoln National Corp.                          73,326
        2,001  MetLife, Inc.                                   76,958
                                                        -------------
                                                              453,789
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 1.5%
           52  Alphabet, Inc., Class A (a)                     84,735
          303  Facebook, Inc., Class A (a)                     88,840
                                                        -------------
                                                              173,575
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 1.4%
           25  Amazon.com, Inc. (a)                            86,274
           45  Booking Holdings, Inc. (a)                      85,970
                                                        -------------
                                                              172,244
                                                        -------------
               IT SERVICES -- 6.7%
          342  Accenture PLC, Class A                          82,056
          566  Broadridge Financial Solutions,
                  Inc.                                         77,768
          606  Gartner, Inc. (a)                               78,671
          631  International Business Machines
                  Corp.                                        77,809
          407  Jack Henry & Associates, Inc.                   67,326
          832  Leidos Holdings, Inc.                           75,288
          241  Mastercard, Inc., Class A                       86,324
          411  PayPal Holdings, Inc. (a)                       83,901
          401  Visa, Inc., Class A                             85,008
        3,331  Western Union (The) Co.                         78,578
                                                        -------------
                                                              792,729
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.7%
          191  Thermo Fisher Scientific, Inc.                  81,935
                                                        -------------
               MACHINERY -- 2.0%
          563  Caterpillar, Inc.                               80,120
        1,741  Pentair PLC                                     78,589
          512  Snap-on, Inc.                                   75,914
                                                        -------------
                                                              234,623
                                                        -------------
               MEDIA -- 3.3%
          130  Charter Communications, Inc.,
                  Class A (a)                                  80,029
        1,794  Comcast Corp., Class A                          80,389
        2,273  DISH Network Corp., Class A (a)                 80,737


                        See Notes to Financial Statements                Page 11

EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
        4,176  Interpublic Group of Cos. (The),
                  Inc.                                  $      74,166
        5,125  News Corp., Class A                             77,490
                                                        -------------
                                                              392,811
                                                        -------------
               MULTILINE RETAIL -- 0.7%
          579  Target Corp.                                    87,551
                                                        -------------
               MULTI-UTILITIES -- 0.6%
        3,855  CenterPoint Energy, Inc.                        77,370
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.1%
          875  Chevron Corp.                                   73,439
        1,938  ConocoPhillips                                  73,431
        1,833  Exxon Mobil Corp.                               73,210
        5,531  Kinder Morgan, Inc.                             76,438
        5,469  Occidental Petroleum Corp.                      69,675
                                                        -------------
                                                              366,193
                                                        -------------
               PHARMACEUTICALS -- 4.7%
        1,249  Bristol-Myers Squibb Co.                        77,688
          527  Eli Lilly and Co.                               78,202
          530  Johnson & Johnson                               81,307
          941  Merck & Co., Inc.                               80,239
        4,866  Mylan N.V. (a)                                  79,705
        1,480  Perrigo Co. PLC                                 77,404
        2,067  Pfizer, Inc.                                    78,112
                                                        -------------
                                                              552,657
                                                        -------------
               ROAD & RAIL -- 0.7%
          409  Union Pacific Corp.                             78,708
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 4.1%
        1,609  Intel Corp.                                     81,979
        1,142  Maxim Integrated Products, Inc.                 78,158
          172  NVIDIA Corp.                                    92,017
          599  Qorvo, Inc. (a)                                 76,834
          694  QUALCOMM, Inc.                                  82,655
          573  Texas Instruments, Inc.                         81,452
                                                        -------------
                                                              493,095
                                                        -------------
               SOFTWARE -- 2.8%
          176  Adobe, Inc. (a)                                 90,357
          378  Microsoft Corp.                                 85,250
        1,456  Oracle Corp.                                    83,312
          257  Paycom Software, Inc. (a)                       76,961
                                                        -------------
                                                              335,880
                                                        -------------
               SPECIALTY RETAIL -- 1.4%
          281  Home Depot (The), Inc.                          80,096
          511  Lowe's Cos., Inc.                               84,157
                                                        -------------
                                                              164,253
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 3.6%
          688  Apple, Inc.                                     88,780
        8,148  Hewlett Packard Enterprise Co.                  78,791


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS (CONTINUED)
        1,890  NetApp, Inc.                             $      89,567
        1,752  Seagate Technology PLC                          84,078
        2,200  Western Digital Corp.                           84,524
                                                        -------------
                                                              425,740
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.3%
          743  NIKE, Inc., Class B                             83,134
        1,116  Ralph Lauren Corp.                              76,815
                                                        -------------
                                                              159,949
                                                        -------------
               TOBACCO -- 1.4%
        1,855  Altria Group, Inc.                              81,138
        1,014  Philip Morris International, Inc.               80,907
                                                        -------------
                                                              162,045
                                                        -------------
               TOTAL COMMON STOCKS -- 98.9%                11,741,479
               (Cost $11,480,873)                       -------------

               MONEY MARKET FUNDS -- 1.0%
      116,343  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class - 0.01% (b)             116,343
               (Cost $116,343)                          -------------

               TOTAL INVESTMENTS -- 99.9%                  11,857,822
               (Cost $11,597,216) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                          17,341
                                                        -------------
               NET ASSETS -- 100.0%                     $  11,875,163
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of August 31, 2020.

(c) Aggregate cost for federal income tax purposes is $11,611,388. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,170,915 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $924,481. The net unrealized appreciation was $246,434.


Page 12                 See Notes to Financial Statements

EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                           LEVEL 2         LEVEL 3
                          LEVEL 1        SIGNIFICANT     SIGNIFICANT
                           QUOTED        OBSERVABLE      UNOBSERVABLE
                           PRICES          INPUTS           INPUTS
                        ---------------------------------------------
Common Stocks*          $ 11,741,479     $        --     $         --
Money Market Funds           116,343              --               --
                        ---------------------------------------------
Total Investments       $ 11,857,822     $        --     $         --
                        =============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 13

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 98.7%
               AEROSPACE & DEFENSE -- 2.6%
          476  Boeing (The) Co.                         $      81,786
          541  General Dynamics Corp.                          80,799
          216  Lockheed Martin Corp.                           84,296
        1,324  Raytheon Technologies Corp.                     80,764
                                                        -------------
                                                              327,645
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 1.4%
          407  FedEx Corp.                                     89,475
          525  United Parcel Service, Inc.,
                  Class B                                      85,900
                                                        -------------
                                                              175,375
                                                        -------------
               AUTO COMPONENTS -- 0.6%
        2,036  BorgWarner, Inc.                                82,641
                                                        -------------
               AUTOMOBILES -- 1.3%
       11,969  Ford Motor Co.                                  81,629
        3,034  General Motors Co.                              89,897
                                                        -------------
                                                              171,526
                                                        -------------
               BANKS -- 3.2%
        3,197  Bank of America Corp.                           82,291
        1,602  Citigroup, Inc.                                 81,894
          825  JPMorgan Chase & Co.                            82,657
        2,248  U.S. Bancorp                                    81,827
        3,354  Wells Fargo & Co.                               80,999
                                                        -------------
                                                              409,668
                                                        -------------
               BEVERAGES -- 2.0%
        1,751  Coca-Cola (The) Co.                             86,727
        2,240  Molson Coors Beverage Co.,
                  Class B                                      84,314
          615  PepsiCo, Inc.                                   86,137
                                                        -------------
                                                              257,178
                                                        -------------
               BIOTECHNOLOGY -- 2.7%
          892  AbbVie, Inc.                                    85,427
          354  Amgen, Inc.                                     89,675
          293  Biogen, Inc. (a)                                84,279
        1,235  Gilead Sciences, Inc.                           82,436
                                                        -------------
                                                              341,817
                                                        -------------
               BUILDING PRODUCTS -- 0.7%
        1,021  Fortune Brands Home &
                  Security, Inc.                               85,846
                                                        -------------
               CAPITAL MARKETS -- 2.6%
        2,251  Bank of New York Mellon (The)
                  Corp.                                        83,242
          144  BlackRock, Inc.                                 85,563
          407  Goldman Sachs Group (The), Inc.                 83,382
        1,621  Morgan Stanley                                  84,714
                                                        -------------
                                                              336,901
                                                        -------------
               CHEMICALS -- 3.2%
          920  Albemarle Corp.                                 83,729
        2,444  CF Industries Holdings, Inc.                    79,748
        1,892  Dow, Inc.                                       85,367


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CHEMICALS (CONTINUED)
        1,457  DuPont de Nemours, Inc.                  $      81,242
        1,158  Eastman Chemical Co.                            84,662
                                                        -------------
                                                              414,748
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.0%
        1,997  Cisco Systems, Inc.                             84,314
          625  F5 Networks, Inc. (a)                           82,706
        3,417  Juniper Networks, Inc.                          85,425
                                                        -------------
                                                              252,445
                                                        -------------
               CONSUMER FINANCE -- 1.3%
          842  American Express Co.                            85,539
        1,222  Capital One Financial Corp.                     84,354
                                                        -------------
                                                              169,893
                                                        -------------
               CONTAINERS & PACKAGING -- 0.7%
        2,780  WestRock Co.                                    84,317
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.7%
          402  Berkshire Hathaway, Inc.,
                  Class B (a)                                  87,652
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 2.0%
        2,823  AT&T, Inc.                                      84,154
        7,691  CenturyLink, Inc.                               82,678
        1,442  Verizon Communications, Inc.                    85,467
                                                        -------------
                                                              252,299
                                                        -------------
               ELECTRIC UTILITIES -- 3.9%
        1,032  Duke Energy Corp.                               82,911
        2,238  Exelon Corp.                                    82,605
          302  NextEra Energy, Inc.                            84,309
        2,415  NRG Energy, Inc.                                83,100
        1,087  Pinnacle West Capital Corp.                     79,732
        1,580  Southern (The) Co.                              82,444
                                                        -------------
                                                              495,101
                                                        -------------
               ELECTRICAL EQUIPMENT -- 0.7%
        1,216  Emerson Electric Co.                            84,476
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.3%
          533  IPG Photonics Corp. (a)                         86,202
          298  Zebra Technologies Corp.,
                  Class A (a)                                  85,386
                                                        -------------
                                                              171,588
                                                        -------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.6%
        4,228  Schlumberger N.V.                               80,374
                                                        -------------
               ENTERTAINMENT -- 2.1%
        1,644  Live Nation Entertainment,
                  Inc. (a)                                     93,379
          176  Netflix, Inc. (a)                               93,203
          650  Walt Disney (The) Co.                           85,715
                                                        -------------
                                                              272,297
                                                        -------------


Page 14                 See Notes to Financial Statements

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.2%
        2,303  Apartment Investment &
                  Management Co., Class A               $      82,977
        1,020  Federal Realty Investment Trust                 80,825
        2,855  Iron Mountain, Inc.                             85,907
        1,964  Regency Centers Corp.                           77,991
        1,244  Simon Property Group, Inc.                      84,405
                                                        -------------
                                                              412,105
                                                        -------------
               FOOD & STAPLES RETAILING -- 2.0%
          251  Costco Wholesale Corp.                          87,263
        2,043  Walgreens Boots Alliance, Inc.                  77,675
          639  Walmart, Inc.                                   88,725
                                                        -------------
                                                              253,663
                                                        -------------
               FOOD PRODUCTS -- 2.7%
          743  J.M. Smucker (The) Co.                          89,294
        2,383  Kraft Heinz (The) Co.                           83,500
        1,313  Lamb Weston Holdings, Inc.                      82,522
        1,510  Mondelez International, Inc.,
                  Class A                                      88,214
                                                        -------------
                                                              343,530
                                                        -------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 2.8%
          847  Abbott Laboratories                             92,721
          277  ABIOMED, Inc. (a)                               85,211
          412  Danaher Corp.                                   85,065
          840  Medtronic PLC                                   90,275
                                                        -------------
                                                              353,272
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 1.9%
        1,303  CVS Health Corp.                                80,942
        1,252  Henry Schein, Inc. (a)                          83,183
          262  UnitedHealth Group, Inc.                        81,888
                                                        -------------
                                                              246,013
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.4%
          409  McDonald's Corp.                                87,330
        1,079  Starbucks Corp.                                 91,143
                                                        -------------
                                                              178,473
                                                        -------------
               HOUSEHOLD DURABLES -- 1.3%
          942  Mohawk Industries, Inc. (a)                     86,975
          466  Whirlpool Corp.                                 82,817
                                                        -------------
                                                              169,792
                                                        -------------
               HOUSEHOLD PRODUCTS -- 1.4%
        1,098  Colgate-Palmolive Co.                           87,027
          629  Procter & Gamble (The) Co.                      87,010
                                                        -------------
                                                              174,037
                                                        -------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.7%
        4,840  AES (The) Corp.                                 85,910
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES -- 2.0%
          511  3M Co.                                   $      83,303
       12,723  General Electric Co.                            80,664
          530  Honeywell International, Inc.                   87,742
                                                        -------------
                                                              251,709
                                                        -------------
               INSURANCE -- 3.8%
          883  Allstate (The) Corp.                            82,119
        2,733  American International Group,
                  Inc.                                         79,640
          677  Assurant, Inc.                                  82,296
          992  Globe Life, Inc.                                81,820
        2,184  Lincoln National Corp.                          78,733
        2,151  MetLife, Inc.                                   82,728
                                                        -------------
                                                              487,336
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 1.5%
           56  Alphabet, Inc., Class A (a)                     91,254
          325  Facebook, Inc., Class A (a)                     95,290
                                                        -------------
                                                              186,544
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 1.4%
           27  Amazon.com, Inc. (a)                            93,176
           48  Booking Holdings, Inc. (a)                      91,701
                                                        -------------
                                                              184,877
                                                        -------------
               IT SERVICES -- 6.7%
          367  Accenture PLC, Class A                          88,054
          609  Broadridge Financial Solutions,
                  Inc.                                         83,677
          652  Gartner, Inc. (a)                               84,643
          678  International Business Machines
                  Corp.                                        83,604
          437  Jack Henry & Associates, Inc.                   72,288
          895  Leidos Holdings, Inc.                           80,989
          259  Mastercard, Inc., Class A                       92,771
          442  PayPal Holdings, Inc. (a)                       90,230
          431  Visa, Inc., Class A                             91,368
        3,582  Western Union (The) Co.                         84,499
                                                        -------------
                                                              852,123
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.7%
          205  Thermo Fisher Scientific, Inc.                  87,941
                                                        -------------
               MACHINERY -- 2.0%
          603  Caterpillar, Inc.                               85,813
        1,870  Pentair PLC                                     84,412
          550  Snap-on, Inc.                                   81,548
                                                        -------------
                                                              251,773
                                                        -------------
               MEDIA -- 3.3%
          139  Charter Communications, Inc.,
                  Class A (a)                                  85,570
        1,928  Comcast Corp., Class A                          86,394
        2,445  DISH Network Corp., Class A (a)                 86,846


                        See Notes to Financial Statements                Page 15

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
        4,486  Interpublic Group of Cos. (The),
                  Inc.                                  $      79,671
        5,505  News Corp., Class A                             83,236
                                                        -------------
                                                              421,717
                                                        -------------
               MULTILINE RETAIL -- 0.7%
          621  Target Corp.                                    93,901
                                                        -------------
               MULTI-UTILITIES -- 0.6%
        4,152  CenterPoint Energy, Inc.                        83,331
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.1%
          939  Chevron Corp.                                   78,810
        2,087  ConocoPhillips                                  79,076
        1,965  Exxon Mobil Corp.                               78,482
        5,946  Kinder Morgan, Inc.                             82,174
        5,893  Occidental Petroleum Corp.                      75,077
                                                        -------------
                                                              393,619
                                                        -------------
               PHARMACEUTICALS -- 4.6%
        1,344  Bristol-Myers Squibb Co.                        83,597
          566  Eli Lilly and Co.                               83,989
          570  Johnson & Johnson                               87,444
        1,011  Merck & Co., Inc.                               86,208
        5,236  Mylan N.V. (a)                                  85,766
        1,591  Perrigo Co. PLC                                 83,209
        2,222  Pfizer, Inc.                                    83,969
                                                        -------------
                                                              594,182
                                                        -------------
               ROAD & RAIL -- 0.7%
          440  Union Pacific Corp.                             84,674
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 4.1%
        1,728  Intel Corp.                                     88,042
        1,226  Maxim Integrated Products, Inc.                 83,908
          184  NVIDIA Corp.                                    98,436
          642  Qorvo, Inc. (a)                                 82,349
          744  QUALCOMM, Inc.                                  88,610
          616  Texas Instruments, Inc.                         87,564
                                                        -------------
                                                              528,909
                                                        -------------
               SOFTWARE -- 2.8%
          189  Adobe, Inc. (a)                                 97,031
          407  Microsoft Corp.                                 91,791
        1,565  Oracle Corp.                                    89,549
          275  Paycom Software, Inc. (a)                       82,351
                                                        -------------
                                                              360,722
                                                        -------------
               SPECIALTY RETAIL -- 1.4%
          302  Home Depot (The), Inc.                          86,082
          549  Lowe's Cos., Inc.                               90,415
                                                        -------------
                                                              176,497
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 3.6%
          736  Apple, Inc.                                     94,973


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS (CONTINUED)
        8,770  Hewlett Packard Enterprise Co.           $      84,806
        2,035  NetApp, Inc.                                    96,439
        1,884  Seagate Technology PLC                          90,413
        2,362  Western Digital Corp.                           90,748
                                                        -------------
                                                              457,379
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.3%
          797  NIKE, Inc., Class B                             89,176
        1,196  Ralph Lauren Corp.                              82,321
                                                        -------------
                                                              171,497
                                                        -------------
               TOBACCO -- 1.4%
        1,993  Altria Group, Inc.                              87,174
        1,088  Philip Morris International, Inc.               86,811
                                                        -------------
                                                              173,985
                                                        -------------
               TOTAL COMMON STOCKS -- 98.7%                12,613,298
               (Cost $12,441,935)                       -------------

               MONEY MARKET FUNDS -- 1.2%
      147,739  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class - 0.01% (b)             147,739
               (Cost $147,739)                          -------------

               TOTAL INVESTMENTS -- 99.9%                  12,761,037
               (Cost $12,589,674) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                          18,596
                                                        -------------
               NET ASSETS -- 100.0%                     $  12,779,633
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of August 31, 2020.

(c) Aggregate cost for federal income tax purposes is $12,589,674. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,205,394 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,034,031. The net unrealized appreciation was $171,363.


Page 16                 See Notes to Financial Statements

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                           LEVEL 2         LEVEL 3
                          LEVEL 1        SIGNIFICANT     SIGNIFICANT
                           QUOTED        OBSERVABLE      UNOBSERVABLE
                           PRICES          INPUTS           INPUTS
                        ---------------------------------------------
Common Stocks*          $ 12,613,298     $        --     $         --
Money Market Funds           147,739              --               --
                        ---------------------------------------------
Total Investments       $ 12,761,037     $        --     $         --
                        =============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 17

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2020

                                                                                                     EQUITYCOMPASS
                                                                              EQUITYCOMPASS             TACTICAL
                                                                             RISK MANAGER ETF       RISK MANAGER ETF
                                                                                  (ERM)                  (TERM)
                                                                             ----------------       ----------------
ASSETS:
Investments, at value..................................................      $     11,857,822       $     12,761,037
Dividends receivable...................................................                24,091                 25,882
                                                                             ----------------       ----------------
   Total Assets........................................................            11,881,913             12,786,919
                                                                             ----------------       ----------------
LIABILITIES:
Investment advisory fees payable.......................................                 6,750                  7,286
                                                                             ----------------       ----------------
   Total Liabilities...................................................                 6,750                  7,286
                                                                             ----------------       ----------------
NET ASSETS.............................................................      $     11,875,163       $     12,779,633
                                                                             ================       ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $     17,639,625       $     28,592,693
Par value..............................................................                 6,500                  8,000
Accumulated distributable earnings (loss)..............................            (5,770,962)           (15,821,060)
                                                                             ----------------       ----------------
NET ASSETS.............................................................      $     11,875,163       $     12,779,633
                                                                             ================       ================
NET ASSET VALUE, per share.............................................      $          18.27       $          15.97
                                                                             ================       ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................               650,002                800,002
                                                                             ================       ================
Investments, at cost...................................................      $     11,597,216       $     12,589,674
                                                                             ================       ================


Page 18                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2020

                                                                                                     EQUITYCOMPASS
                                                                              EQUITYCOMPASS             TACTICAL
                                                                             RISK MANAGER ETF       RISK MANAGER ETF
                                                                                  (ERM)                  (TERM)
                                                                             ----------------       ----------------
INVESTMENT INCOME:
Dividends..............................................................      $        382,346       $        519,741
                                                                             ----------------       ----------------
   Total investment income.............................................               382,346                519,741
                                                                             ----------------       ----------------
EXPENSES:
Investment advisory fees...............................................               110,076                145,231
                                                                             ----------------       ----------------
   Total expenses......................................................               110,076                145,231
                                                                             ----------------       ----------------
NET INVESTMENT INCOME (LOSS)...........................................               272,270                374,510
                                                                             ----------------       ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................            (2,603,675)            (2,583,046)
   In-kind redemptions.................................................               633,898             (1,233,876)
                                                                             ----------------       ----------------
Net realized gain (loss)...............................................            (1,969,777)            (3,816,922)
                                                                             ----------------       ----------------
Net change in unrealized appreciation (depreciation) on investments....             1,007,138              1,457,681
                                                                             ----------------       ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................              (962,639)            (2,359,241)
                                                                             ----------------       ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $       (690,369)      $     (1,984,731)
                                                                             ================       ================


                        See Notes to Financial Statements                Page 19

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        EQUITYCOMPASS                      EQUITYCOMPASS
                                                                       RISK MANAGER ETF              TACTICAL RISK MANAGER ETF
                                                                            (ERM)                              (TERM)
                                                               --------------------------------   --------------------------------
                                                                    YEAR             YEAR              YEAR             YEAR
                                                                    ENDED            ENDED             ENDED            ENDED
                                                                  8/31/2020        8/31/2019         8/31/2020        8/31/2019
                                                               ---------------  ---------------   ---------------  ---------------
OPERATIONS:
Net investment income (loss)..............................     $       272,270  $       511,567   $       374,510  $       784,765
Net realized gain (loss)..................................          (1,969,777)      (1,899,156)       (3,816,922)     (10,612,945)
Net change in unrealized appreciation (depreciation)......           1,007,138       (2,924,408)        1,457,681       (6,042,566)
                                                               ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from operations........................................            (690,369)      (4,311,997)       (1,984,731)     (15,870,746)
                                                               ---------------  ---------------   ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................            (352,901)        (605,746)         (499,661)        (832,241)
                                                               ---------------  ---------------   ---------------  ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................           1,596,480        9,146,356                --       17,687,113
Cost of shares redeemed...................................          (9,347,428)     (11,547,316)      (14,846,973)     (32,708,789)
                                                               ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................          (7,750,948)      (2,400,960)      (14,846,973)     (15,021,676)
                                                               ---------------  ---------------   ---------------  ---------------
Total increase (decrease) in net assets...................          (8,794,218)      (7,318,703)      (17,331,365)     (31,724,663)

NET ASSETS:
Beginning of period.......................................          20,669,381       27,988,084        30,110,998       61,835,661
                                                               ---------------  ---------------   ---------------  ---------------
End of period.............................................     $    11,875,163  $    20,669,381   $    12,779,633  $    30,110,998
                                                               ===============  ===============   ===============  ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................           1,050,002        1,200,002         1,750,002        2,650,002
Shares sold...............................................             100,000          400,000                --          850,000
Shares redeemed...........................................            (500,000)        (550,000)         (950,000)      (1,750,000)
                                                               ---------------  ---------------   ---------------  ---------------
Shares outstanding, end of period.........................             650,002        1,050,002           800,002        1,750,002
                                                               ===============  ===============   ===============  ===============


Page 20                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

EQUITYCOMPASS RISK MANAGER ETF (ERM)


                                                                       YEAR ENDED AUGUST 31,             PERIOD
                                                                 ----------------------------------      ENDED
                                                                    2020        2019        2018     8/31/2017 (a)
                                                                 ----------  ----------  ----------  --------------
Net asset value, beginning of period............................  $  19.69    $  23.32    $  20.50      $  20.05
                                                                  --------    --------    --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................      0.33        0.39        0.30          0.10
Net realized and unrealized gain (loss).........................     (1.36)      (3.56)       2.80          0.39
                                                                  --------    --------    --------      --------
Total from investment operations................................     (1.03)      (3.17)       3.10          0.49
                                                                  --------    --------    --------      --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................     (0.39)      (0.46)      (0.28)        (0.04)
Net realized gain...............................................        --       (0.00)(b)      --            --
                                                                  --------    --------    --------      --------
Total distributions.............................................     (0.39)      (0.46)      (0.28)        (0.04)
                                                                  --------    --------    --------      --------
Net asset value, end of period..................................  $  18.27    $  19.69    $  23.32      $  20.50
                                                                  ========    ========    ========      ========
TOTAL RETURN (c)................................................     (5.36)%    (13.68)%     15.23%         2.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................  $ 11,875    $ 20,669    $ 27,988      $ 10,250
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (d)...............      0.65%       0.65%       0.65%         0.65% (e)
Ratio of net expenses to average net assets (d).................      0.65%       0.59%       0.64%         0.65% (e)
Ratio of net investment income (loss) to average net assets.....      1.61%       1.89%       1.52%         1.81% (e)
Portfolio turnover rate (f).....................................        81%        207%        121%            8%


EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
                                                                       YEAR ENDED AUGUST 31,             PERIOD
                                                                 ----------------------------------      ENDED
                                                                    2020        2019        2018     8/31/2017 (a)
                                                                 ----------  ----------  ----------  --------------
Net asset value, beginning of period............................  $  17.21    $  23.33    $  20.50      $  20.05
                                                                  --------    --------    --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................      0.29        0.34        0.29          0.09
Net realized and unrealized gain (loss).........................     (1.19)      (6.13)       2.81          0.40
                                                                  --------    --------    --------      --------
Total from investment operations................................     (0.90)      (5.79)       3.10          0.49
                                                                  --------    --------    --------      --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................     (0.34)      (0.33)      (0.27)        (0.04)
                                                                  --------    --------    --------      --------
Net asset value, end of period..................................  $  15.97    $  17.21    $  23.33      $  20.50
                                                                  ========    ========    ========      ========
TOTAL RETURN (c)................................................     (5.36)%    (24.98)%     15.24%         2.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................  $ 12,780    $ 30,111    $ 61,836      $ 22,551
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (d)...............      0.65%       0.65%       0.65%         0.65% (e)
Ratio of net expenses to average net assets (d).................      0.65%       0.59%       0.64%         0.65% (e)
Ratio of net investment income (loss) to average net assets.....      1.68%       1.65%       1.52%         1.85% (e)
Portfolio turnover rate (f).....................................        74%        317%        120%           10%

(a) Inception date is April 10, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the Advisor.

(d) The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(e)   Annualized.

(f) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 21

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-five funds that are offering shares. This report covers the two funds listed below. The shares of each fund are listed and traded on the NYSE Arca, Inc. ("NYSE Arca").

        EquityCompass Risk Manager ETF - (NYSE Arca ticker "ERM")
        EquityCompass Tactical Risk Manager ETF - (NYSE Arca ticker "TERM")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities.

Each Fund is an actively managed exchange-traded fund. ERM's and TERM's primary investment objective is to seek to provide long term capital appreciation with capital preservation as a secondary objective. Each Fund seeks to achieve its investment objectives by investing, under normal market conditions, in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange. During periods when the U.S. equity market is determined to be unfavorable by the Fund's sub-advisor, EquityCompass Investment Management, LLC (the "Sub-Advisor"), each Fund may invest all or a portion of its assets in cash, cash equivalents, money market funds and/or short-term fixed income exchange-traded funds ("ETFs"), or each Fund may invest all or a portion of its assets in a single short-term fixed income ETF, the First Trust Enhanced Short Maturity ETF ("FTSM"). Certain of the ETFs in which each Fund invests may be advised by First Trust Advisors L.P. ("First Trust" or the "Advisor"). During an unfavorable market period, TERM may also invest in inverse ETFs which seek to provide investment results that match a negative return of the performance of an underlying index like the S&P 500(R).

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust, in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of August 31, 2020, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2020 was as follows:

                                                               Distributions  Distributions  Distributions
                                                                 paid from      paid from      paid from
                                                                 Ordinary        Capital       Return of
                                                                  Income          Gains         Capital
                                                               -------------  -------------  -------------
EquityCompass Risk Manager ETF                                 $     352,901  $          --  $          --
EquityCompass Tactical Risk Manager ETF                              499,661             --             --

The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2019 was as follows:

                                                               Distributions  Distributions  Distributions
                                                                 paid from      paid from      paid from
                                                                 Ordinary        Capital       Return of
                                                                  Income          Gains         Capital
                                                               -------------  -------------  -------------
EquityCompass Risk Manager ETF                                 $     599,411  $       6,335  $          --
EquityCompass Tactical Risk Manager ETF                              832,241             --             --

As of August 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                              Accumulated        Net
                                                               Undistributed  Capital and     Unrealized
                                                                 Ordinary        Other       Appreciation
                                                                  Income      Gain (Loss)   (Depreciation)
                                                               -------------  -------------  -------------
EquityCompass Risk Manager ETF                                 $      25,760  $  (6,043,156) $     246,434
EquityCompass Tactical Risk Manager ETF                               27,654    (16,020,077)       171,363

D. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2017, 2018, 2019 and 2020 remain open to federal and state audit. As of August 31, 2020, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2020, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.

                                                      Non-Expiring Capital Loss
                                                            Carryforwards
                                                      -------------------------
EquityCompass Risk Manager ETF                               $  6,043,156
EquityCompass Tactical Risk Manager ETF                        16,020,077

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2020, the Funds had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended August 31, 2020, the adjustments for each Fund were as follows:

                                                                                Accumulated
                                                                Accumulated     Net Realized
                                                               Net Investment   Gain (Loss)       Paid-in
                                                               Income (Loss)   on Investments     Capital
                                                               --------------  --------------  -------------
EquityCompass Risk Manager ETF                                 $           --  $     (254,923) $     254,923
EquityCompass Tactical Risk Manager ETF                                    --       1,238,917     (1,238,917)

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

The Funds and First Trust have retained the Sub-Advisor to provide recommendations to the Advisor regarding the selection and allocation of the securities in each Fund's investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund's assets and is responsible for the expenses of each Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit, other services and license fees, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Funds have each agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. In addition, each Fund incurs acquired fund fees and expenses. The total of unitary management fee and acquired fund fees and expenses represents each Fund's total annual operating expenses.

Pursuant to a contractual agreement between the Trust, on behalf of the Funds, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Funds so that the Funds would not bear the indirect costs of holding them, provided that the investment companies are advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) the termination of the Funds' management agreement with First Trust. First Trust does not have the right to recover the waived fees on the shares of investment companies advised by First Trust. The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended August 31, 2020, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                 Purchases          Sales
                                                               -------------    -------------
EquityCompass Risk Manager ETF                                 $  12,003,915    $  13,709,905
EquityCompass Tactical Risk Manager ETF                           14,768,160       16,354,105

For the fiscal year ended August 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                 Purchases          Sales
                                                               -------------    -------------
EquityCompass Risk Manager ETF                                 $   1,585,866    $   7,719,373
EquityCompass Tactical Risk Manager ETF                                   --       13,379,364

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of each Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund's portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in each Fund's portfolio. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2021.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                                8. OTHER MATTERS

By operation of law, ERM and TERM now operate as diversified open-end management investment companies as defined in Section 5(b) of the 1940 Act.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

On September 21, 2020, FT Cboe Vest U.S. Equity Buffer ETF - September and FT Cboe Vest U.S. Equity Deep Buffer ETF - September, additional series of the Trust, began trading under the symbols "FSEP" and "DSEP", respectively, on Cboe BZX Exchange, Inc.

On October 19, 2020, FT Cboe Vest U.S. Equity Buffer ETF - October and FT Cboe Vest U.S. Equity Deep Buffer ETF - October, additional series of the Trust, began trading under the symbols "FOCT" and "DOCT", respectively, on Cboe BZX Exchange, Inc.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED FUND VIII:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of EquityCompass Risk Manager ETF and EquityCompass Tactical Risk Manager ETF (the "Funds"), each a series of the First Trust Exchange-Traded Fund VIII, including the portfolios of investments, as of August 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for years ended August 31, 2020, 2019, and 2018, and the period from April 10, 2017 (commencement of operations) through August 31, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the years ended August 31, 2020, 2019 and 2018, and for the period from April 10, 2017 (commencement of operations) through August 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
October 22, 2020

We have served as the auditor of one or more First Trust investment companies since 2001.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable year ended August 31, 2020, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:

                                                    Dividends Received Deduction
                                                    ----------------------------
EquityCompass Risk Manager ETF                                 99.03%
EquityCompass Tactical Risk Manager ETF                        99.26%

For the taxable year ended August 31, 2020, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:

                                                     Qualified Dividend Income
                                                    ----------------------------
EquityCompass Risk Manager ETF                                100.00%
EquityCompass Tactical Risk Manager ETF                       100.00%

A portion of each of the Funds' 2020 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended August 31, 2020, may be eligible for the Qualified Business Income Deduction (QBI) under Code Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage,

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.


          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE


                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, the Advisor and EquityCompass Investment Management, LLC (the "Sub-Advisor") on behalf of the following two series of the Trust (each a "Fund" and collectively, the "Funds"):

        EquityCompass Equity Risk Manager ETF (ERM)
        EquityCompass Tactical Equity Risk Manager ETF (TERM)

The Board approved the continuation of the Agreements for each Fund for a one-year period ending June 30, 2021 at a meeting held on June 8, 2020. The Board determined for each Fund that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on May 11, 2020 and June 8, 2020, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees,

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

that, among other things, outlined: the services provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"), and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on May 11, 2020, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the May meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8, 2020 meeting, as well as at the meeting held that day. The Board considered supplemental information provided by the Advisor and the Sub-Advisor on the operations of the Advisor and the Sub-Advisor, respectively, and the performance of the Funds since the onset of the COVID-19 pandemic. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund's unitary fee.

In reviewing the Agreements for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor's day-to-day management of each Fund's investments, including portfolio risk monitoring and performance review. The Board considered that the Sub-Advisor is responsible for the selection and ongoing monitoring of the securities in the Funds' investment portfolios, but that the Advisor executes each Fund's portfolio trades. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the May 11, 2020 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory Agreement, the Board noted that each Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund's investments. In addition to the written materials provided by the Sub-Advisor, at the May 11, 2020 meeting, the Board also received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor provides to each Fund, including the Sub-Advisor's day-to-day management of the Funds' investments. In considering the Sub-Advisor's management of the Funds, the Board noted the background and experience of the Sub-Advisor's portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed each Fund consistent with its investment objective, policies and restrictions.

The Board considered the unitary fee rate payable by each Fund under the Advisory Agreement for the services provided. The Board noted that the sub-advisory fee for each Fund is paid by the Advisor from the Fund's unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b 1 plan, if any, and extraordinary expenses, if any. The Board noted that the Advisor had previously agreed to waive its unitary fee to the extent of acquired fund fees and expenses of shares of investment companies advised by the Advisor that are held by the Fund. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

information provided, the Board noted that the unitary fee rate for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the May 11, 2020 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information comparing each Fund's performance for the one-year period ended December 31, 2019 to the performance of the funds in its Performance Universe and a benchmark index. Based on the information provided, the Board noted that each Fund underperformed its Performance Universe median and benchmark index for the one-year period ended December 31, 2019. The Board noted the Sub-Advisor's discussion of the Funds' performance at the May 11, 2020 meeting.

On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to each Fund under the Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2019 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

The Board considered the Sub-Advisor's statements to the effect that it does not believe there are any economies of scale to be achieved in connection with providing sub-advisory services to the Funds and that the Sub-Advisor does not expect that its expenses relating to providing services to the Funds to change in the next twelve months. The Board did not review the profitability of the Sub-Advisor with respect to each Fund. The Board noted that the Advisor pays the Sub-Advisor for each Fund from its unitary fee and its understanding that each Fund's sub-advisory fee rate was the product of an arm's length negotiation. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered the potential fall-out benefits to the Sub-Advisor from being associated with the Advisor and the Funds, and noted the Sub-Advisor's statement to the effect that it does not believe there will be any fall-out benefits to the Sub-Advisor from its relationship with the Advisor and the Funds. The Board concluded that the character and amount of potential fall-out benefits to the Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

remaining investors' interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the May 11, 2020 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from June 1, 2019 (the initial compliance date for certain requirements of Rule 22e-4) through the Liquidity Committee's annual meeting held on March 20, 2020 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted a highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                                TERM OF OFFICE                                                 THE FIRST TRUST      DIRECTORSHIPS
           NAME,                AND YEAR FIRST                                                  FUND COMPLEX       HELD BY TRUSTEE
     YEAR OF BIRTH AND            ELECTED OR                PRINCIPAL OCCUPATIONS                OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST          APPOINTED                 DURING PAST 5 YEARS                   TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton Orthopedics;          185          None
(1951)                                             Limited Partner, Gundersen Real Estate
                               o Since Inception   Limited Partnership (June 1992 to
                                                   December 2016); Member, Sportsmed LLC
                                                   (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.           185          Director of ADM
(1957)                                             (Futures Commission Merchant)                                  Investor Services,
                               o Since Inception                                                                  Inc., ADM
                                                                                                                  Investor Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial            185          Director of Trust
(1956)                                             and Management Consulting)                                     Company of
                               o Since Inception                                                                  Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),          185          None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product and Services);
                                                   President and Chief Executive Officer
                                                   (June 2012 to September 2014), Servant
                                                   Interactive LLC (Educational Products
                                                   and Services); President and Chief
                                                   Executive Officer (June 2012 to
                                                   September 2014), Dew Learning LLC
                                                   (Educational Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust              185          None
Chairman of the Board                              Advisors L.P. and First Trust
(1955)                         o Since Inception   Portfolios L.P.; Chairman of the
                                                   Board of Directors, BondWave LLC
                                                   (Software Development Company)
                                                   and Stonebridge Advisors LLC
                                                   (Investment Advisor)

-----------------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

                              POSITION AND             TERM OF OFFICE
       NAME                      OFFICES                AND LENGTH OF                       PRINCIPAL OCCUPATIONS
 AND YEAR OF BIRTH             WITH TRUST                  SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term   Managing Director and Chief Financial Officer
(1966)                Officer                                             (January 2016 to Present), Controller (January 2011
                                                      o Since Inception   to January 2016), Senior Vice President (April 2007
                                                                          to January 2016), First Trust Advisors L.P. and First
                                                                          Trust Portfolios L.P.; Chief Financial Officer
                                                                          (January 2016 to Present), BondWave LLC
                                                                          (Software Development Company) and Stonebridge
                                                                          Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term   Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                   President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since Inception   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term   General Counsel, First Trust Advisors L.P. and
(1960)                Legal Officer                                       First Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception   Counsel, BondWave LLC; Secretary, Stonebridge
                                                                          Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term   Managing Director, First Trust Advisors L.P. and
(1970)                                                                    First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term   Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                             and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term   Senior Vice President, First Trust Advisors L.P.
(1966)                                                                    and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term   Senior Vice President, First Trust Advisors L.P.
(1970)                                                                    and First Trust Portfolios L.P.
                                                      o Since Inception

-----------------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

March 2019

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


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


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


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
EquityCompass Investment Management, LLC
1 South Street, 16th Floor
Baltimore, Maryland 21202

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust Low Duration Strategic Focus ETF (LDSF)

----------------------------
       Annual Report
     For the Year Ended
      August 31, 2020
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                                 ANNUAL REPORT
                                AUGUST 31, 2020

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Commentary.........................................................  4
Understanding Your Fund Expenses.............................................  6
Portfolio of Investments.....................................................  7
Statement of Assets and Liabilities..........................................  8
Statement of Operations......................................................  9
Statement of Changes in Net Assets........................................... 10
Financial Highlights......................................................... 11
Notes to Financial Statements................................................ 12
Report of Independent Registered Public Accounting Firm...................... 18
Additional Information....................................................... 19
Board of Trustees and Officers............................................... 24
Privacy Policy............................................................... 26

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (First Trust Low Duration Strategic Focus ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                AUGUST 31, 2020

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the First Trust Low Duration Strategic Focus ETF ("LDSF"), which contains detailed information about the Fund for the twelve months ended August 31, 2020.

In case you missed the latest big news from the Federal Reserve ("Fed") in September, it stated that it expects to hold short-term interest rates near zero until two things happen: (1) the U.S. unemployment rate is back to normal, or around the 4.0% level; and (2) the inflation rate is at, or above, 2.0%. As of August 31, 2020, the U.S. unemployment rate stood at 8.4%, according to data from the Bureau of Labor Statistics. The Fed's top benchmark for inflation (U.S. Personal Consumption Expenditures Chain Type Price Index) stood at 1.0% on July 31, 2020. Brian Wesbury, Chief Economist at First Trust Advisors L.P., notes that the Fed does not expect to achieve both goals until 2024.

What does this mean for investors? We believe that one of the Fed's motivations in promoting a multi-year commitment to a near zero interest rate monetary policy is to incentivize risk-taking. By holding interest rates artificially low for an extended period, the Fed is essentially disincentivizing saving. The Fed wants individuals to invest their capital in risk assets and is offering valuable guidance on its monetary policy to instill confidence in the markets, in my opinion.

In his testimony to the House Financial Services Committee on September 22, 2020, Fed Chairman Jerome Powell stated that the U.S. economy has a long road to a full recovery and needs more financial support. U.S. Treasury Secretary Steven Mnuchin also testified and said that he and the White House will continue to push Congress to pass another fiscal relief package to help support American workers. In pursuing additional fiscal support, the U.S. government is ultimately looking to buy time until a coronavirus ("COVID-19") vaccine arrives. With the U.S. Presidential election less than two months away, getting a trillion dollar or so stimulus package through Congress will be no easy task, in my opinion. Let us hope they surprise us.

Thanks to the monetary and fiscal support already brought to bear to fight COVID-19, the securities markets appear to be in relatively good shape, in my opinion. On September 22, 2020, the S&P 500(R) Index closed a little more than two percentage points off its pre-COVID-19 high set on February 19, 2020, according to data from Bloomberg. I find that to be an amazing feat in the current climate. The combination of low interest rates and low inflation continues to reward bond investors. Looking ahead, even bond investors are going to need to assume some additional credit risk to achieve higher returns. Yields on Treasury notes and bonds are poised at this time to stay low and fairly range bound. The Fed's pledge to keep its benchmark rate low for up to three years could lend some stability and reassurance to the debt markets, in my opinion.

We believe the U.S. economy is on its way back. While we have too many workers still unemployed, I do find it encouraging that U.S. consumers have done such a terrific job of getting their fiscal houses in order. Consumer spending typically accounts for roughly 70% of U.S. gross domestic product output each year. So goes the consumer, so goes the economy. The S&P/Experian Consumer Credit Default Composite Index stood at 0.67% in August 2020, down from 0.92% in August 2019 and well below its 1.79% average since its inception in July 2004, according to S&P Dow Jones Indices. As we previously noted, the near-term outlook rests on getting one or more FDA-approved vaccines or therapeutics. The year-end target that has been touted by some, including President Donald J. Trump, would coincide with the end to the government's moratorium on home evictions and foreclosures, which is due to expire on December 31, 2020. Keep in mind that the moratorium has already been extended three times. Things could get interesting over the next few months. Stay tuned and stay the course.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)

The First Trust Low Duration Strategic Focus ETF (the "Fund") seeks to generate current income, with a secondary objective of preservation of capital. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in a portfolio of U.S.-listed exchange-traded funds ("ETFs") that principally invest in income-generating securities that provide the Fund with an effective portfolio duration of three years or less. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "LDSF."

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL           CUMULATIVE
                                                                              TOTAL RETURNS          TOTAL RETURNS
                                                           1 Year Ended     Inception (1/3/19)     Inception (1/3/19)
                                                             8/31/20            to 8/31/20             to 8/31/20
FUND PERFORMANCE
NAV                                                           2.09%               4.00%                   6.71%
Market Price                                                  1.99%               3.97%                   6.66%

INDEX PERFORMANCE
Blended Benchmark(1)                                          4.68%               6.26%                  10.59%
Bloomberg Barclays 1-5 Year Government/Credit Index           4.73%               5.49%                   9.26%
---------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

----------------------------
(1) The Blended Benchmark consists of the following two indexes: 80% of the Bloomberg Barclays 1-5 Year Government/Credit Index which measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds and investment grade U.S. corporate bonds that have a maturity between one and five years; and 20% of the ICE BofA US High Yield Constrained Index which tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market but caps issuer exposure at 2%. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 80-20 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF) (CONTINUED)

                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JANUARY 3, 2019 - AUGUST 31, 2020

            First Trust Low Duration       Blended       Bloomberg Barclays 1-5 Year
              Strategic Focus ETF         Benchmark        Government/Credit Index
1/3/19              $10,000                $10,000                 $10,000
2/28/19              10,210                 10,151                  10,037
8/31/19              10,453                 10,564                  10,433
2/29/20              10,648                 10,789                  10,675
8/31/20              10,671                 11,059                  10,926

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 4, 2019 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/4/19 - 8/31/19          155              0               0             0
9/1/19 - 8/31/20          183              1               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/4/19 - 8/31/19           11              0               0             0
9/1/19 - 8/31/20           68              0               0             0

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                                 ANNUAL REPORT
                          AUGUST 31, 2020 (UNAUDITED)


                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") serves as the investment advisor to the First Trust Low Duration Strategic Focus ETF (the "Fund"). First Trust is responsible for the ongoing monitoring the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

DANIEL J. LINDQUIST, MANAGING DIRECTOR OF FIRST TRUST
DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND MANAGING
   DIRECTOR OF FIRST TRUST
CHRIS A. PETERSON, SENIOR VICE PRESIDENT OF FIRST TRUST
WILLIAM HOUSEY, SENIOR VICE PRESIDENT OF FIRST TRUST
STEVE COLLINS, VICE PRESIDENT OF FIRST TRUST

                                   COMMENTARY

The Fund seeks to generate current income, with a secondary objective of preservation of capital. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in a portfolio of U.S.-listed exchange-traded funds ("ETFs") that principally invest in income-generating securities that provide the Fund with an effective portfolio duration of three years or less.

MARKET RECAP

Through the fiscal year ended August 31, 2020, short duration investment grade government and corporate bonds as measured by the Bloomberg Barclays 1-5 Year Government/Credit Index ("the Benchmark") returned 4.73%.

The fourth quarter of 2019 brought some clarity on two major areas of geopolitical uncertainty that were overhanging the markets. The U.S. and China announced an agreement for a Phase One trade deal and Boris Johnson won the United Kingdom's ("U.K.") general election pledging to definitively take the U.K. out of the European Union. U.S. treasury yields ended higher with the 10-Year Treasury at 1.92% and the Federal Reserve (the "Fed") was expected to remain on hold for an extended period with the target range for the federal funds rate at 1.5% - 1.75%.

Everything changed in March 2020 when markets and economies were overwhelmed by fears over the coronavirus ("COVID-19") pandemic, bringing an end to the longest U.S. expansion on record. Governments around the world concurrently shut down large segments of their economies with billions of people directed to "shelter in place". The Fed intervened massively to prevent a liquidity crisis from turning into a credit crisis. During unscheduled meetings on March 3, 2020 and March 15, 2020, the Fed reduced the target range for the federal funds rate by 0.50% and 1.00% respectively, bringing the target range to 0.00 - 0.25%. Additionally, policymakers committed trillions of U.S. dollars to support the repo market, pledged an unlimited amount of quantitative easing and launched many new credit facilities to backstop bank balance sheets and support money market funds while lawmakers passed the $2.3 trillion CARES Act stimulus package. Throughout March, risk assets sold off sharply and investors flocked to the safety of Treasury and government backed debt. This was followed by a sharp rebound on optimism that aggressive fiscal and monetary stimulus would result in a rapid recovery along with a re-opening of the U.S. economy and the economic backdrop remained largely supportive of financial markets through August 2020.

PERFORMANCE ANALYSIS

For the fiscal year ended August 31, 2020, the net asset value ("NAV") and market price total return for the Fund were 2.09% and 1.99%, respectively. The Fund's Benchmark provided a return of 4.73% over the same period therefore, the Fund's NAV total return lagged the Benchmark by -2.64%.

The primary reason for the underperformance was related to the Fund's exposure to corporate credit risk during March 2020, while the Benchmark holds roughly two-thirds in U.S. Treasury or Agency securities which held up well as a flight to safety during the melt down. In fact, the Fund's Benchmark generated a positive return in March 2020 while the Fund's NAV total return was -4.16%. Senior loans, high yield bonds and emerging market debt posted double digit losses in March on increasing default risk and as emerging market currencies weakened versus the dollar. Mortgage-backed securities, short-term investment grade bonds and commercial paper held in the First Trust Low Duration Opportunities ETF ("LMBS"), the First Trust Enhanced Short Maturity ETF ("FTSM") and the First Trust TCW Opportunistic Fixed Income ETF ("FIXD") were not immune as liquidity concerns and spread widening did not spare these markets.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                                 ANNUAL REPORT
                          AUGUST 31, 2020 (UNAUDITED)

The Fund generated outperformance in April through July 2020 but not enough to make up for the March dislocation. In April, after the Fed pegged short term rates at zero, the Fund reallocated part of its allocation to FTSM into funds with more exposure to credit spread opportunities, including investment grade and high yield bonds. Generally, this aided performance relative to short term securities apart from June 2020 where the First Trust Tactical High Yield ETF trailed. The Fund's allocation to FIXD, a core opportunities fund, also provided meaningful contribution to returns from April through July 2020.

MARKET AND FUND OUTLOOK

During the July and September 2020 meetings, the Fed maintained the target range for the federal funds rate at 0.00 - 0.25%. At their September meeting, the Fed introduced its post-pandemic operating procedures whereby the decision framework for raising short-term rates will be closely linked to the job market recovery, inflation relative to a 2% target, and whether inflation is on track, to modestly exceed the target for some time. All seventeen participants continue to expect no change in the federal funds rate through 2021; while only one expects an increase in 2022; and still only four expect an increase in 2023. We believe the front and intermediate parts of the yield curve will remain anchored by the Fed and long-term rates will be relatively range bound. In the near term, we do not expect the Fed and Congressional stimulus to be inflationary, however, given the sharp increases we are observing in the money supply and the weakness in the U.S. Dollar, we believe the risk to intermediate and long-term inflation is increasing. We are less constructive on ultra-short securities given the expectation for short term rates to be anchored for an extended period while we believe that an improving economic backdrop should support investment grade and high yield bonds relative to U.S. Treasuries. In our view, mortgage valuations also appear attractive relative to history while the sector has the support of the Fed.

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
UNDERSTANDING YOUR FUND EXPENSES
AUGUST 31, 2020 (UNAUDITED)

As a shareholder of First Trust Low Duration Strategic Focus ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended August 31, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------
                                                                                      ANNUALIZED
                                                                                     EXPENSE RATIO   EXPENSES PAID
                                                     BEGINNING         ENDING        BASED ON THE      DURING THE
                                                   ACCOUNT VALUE    ACCOUNT VALUE      SIX-MONTH       SIX-MONTH
                                                   MARCH 1, 2020   AUGUST 31, 2020    PERIOD (a)     PERIOD (a) (b)
-------------------------------------------------------------------------------------------------------------------
FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
Actual                                               $1,000.00        $1,002.20          0.20%           $1.01
Hypothetical (5% return before expenses)             $1,000.00        $1,024.13          0.20%           $1.02


(a) Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (March 1, 2020 through August 31, 2020), multiplied by 184/366 (to reflect the six-month period).

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               EXCHANGE-TRADED FUNDS -- 100.0%
               CAPITAL MARKETS -- 100.0%
       94,444  First Trust Emerging Markets
                  Local Currency Bond ETF (a)           $   3,325,789
      216,134  First Trust Enhanced Short
                  Maturity ETF (a)                         12,981,008
      753,987  First Trust Low Duration
                  Opportunities ETF (a)                    38,996,208
      144,366  First Trust Senior Loan Fund (a)             6,685,589
      141,882  First Trust Tactical High Yield
                  ETF (a)                                   6,753,583
      651,576  First Trust TCW Opportunistic
                  Fixed Income ETF (a)                     35,966,995
      497,732  iShares 0-5 Year Investment
                  Grade Corporate Bond ETF                 26,006,497
                                                        -------------
               TOTAL INVESTMENTS -- 100.0%                130,715,669
               (Cost $128,811,729) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                       (14,833)
                                                        -------------
               NET ASSETS -- 100.0%                     $ 130,700,836
                                                        =============


(a)   Investment in an affiliated fund.

(b) Aggregate cost for federal income tax purposes is $128,909,619. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,214,585 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $408,535. The net unrealized appreciation was $1,806,050.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                           LEVEL 2        LEVEL 3
                          LEVEL 1        SIGNIFICANT    SIGNIFICANT
                           QUOTED        OBSERVABLE     UNOBSERVABLE
                           PRICES          INPUTS          INPUTS
                         -------------------------------------------
Exchange-Traded
   Funds*                $130,715,669    $        --    $         --
                         ===========================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                 Page 7

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2020

ASSETS:
Investments, at value - Affiliated........................................   $   104,709,172
Investments, at value - Unaffiliated......................................        26,006,497
                                                                             ---------------
Total investments, at value...............................................       130,715,669
Dividends receivable......................................................             8,308
                                                                             ---------------
   Total Assets...........................................................       130,723,977
                                                                             ---------------
LIABILITIES:
Due to custodian..........................................................             1,109
Investment advisory fees payable..........................................            22,032
                                                                             ---------------
   Total Liabilities......................................................            23,141
                                                                             ---------------
NET ASSETS................................................................   $   130,700,836
                                                                             ===============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................   $   131,357,883
Par value.................................................................            64,000
Accumulated distributable earnings (loss).................................          (721,047)
                                                                             ---------------
NET ASSETS................................................................   $   130,700,836
                                                                             ===============
NET ASSET VALUE, per share................................................   $         20.42
                                                                             ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).................................         6,400,002
                                                                             ===============
Investments, at cost - Affiliated.........................................   $   103,184,361
                                                                             ===============
Investments, at cost - Unaffiliated.......................................   $    25,627,368
                                                                             ===============
Total investments, at cost................................................   $   128,811,729
                                                                             ===============


Page 8                  See Notes to Financial Statements

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2020

INVESTMENT INCOME:
Dividends - Affiliated....................................................   $     2,508,265
Dividends - Unaffiliated..................................................           246,411
                                                                             ---------------
   Total investment income................................................         2,754,676
                                                                             ---------------
EXPENSES:
Investment advisory fees..................................................           214,935
                                                                             ---------------
   Total expenses.........................................................           214,935
                                                                             ---------------
NET INVESTMENT INCOME (LOSS)..............................................         2,539,741
                                                                             ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Affiliated...............................................        (2,694,356)
   Investments - Unaffiliated.............................................             2,876
   In-kind redemptions - Affiliated.......................................          (352,059)
   In-kind redemptions - Unaffiliated.....................................            38,135
   Distribution of capital gains from investment companies - Affiliated...           111,416
                                                                             ---------------
Net realized gain (loss)..................................................        (2,893,988)
                                                                             ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Affiliated...............................................         1,315,888
   Investments - Unaffiliated.............................................           340,883
                                                                             ---------------
Net change in unrealized appreciation (depreciation)......................         1,656,771
                                                                             ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................        (1,237,217)
                                                                             ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................   $     1,302,524
                                                                             ===============


                        See Notes to Financial Statements                 Page 9

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                YEAR              PERIOD
                                                                                                ENDED              ENDED
                                                                                              8/31/2020        8/31/2019 (a)
                                                                                           ---------------    ---------------
OPERATIONS:
Net investment income (loss).........................................................      $     2,539,741    $       425,301
Net realized gain (loss).............................................................           (2,893,988)           (21,140)
Net change in unrealized appreciation (depreciation).................................            1,656,771            247,169
                                                                                           ---------------    ---------------
Net increase (decrease) in net assets resulting from operations......................            1,302,524            651,330
                                                                                           ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations................................................................           (2,633,376)          (432,051)
                                                                                           ---------------    ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................          118,598,581         51,029,601
Cost of shares redeemed..............................................................          (36,794,658)        (1,021,115)
                                                                                           ---------------    ---------------
Net increase (decrease) in net assets resulting from shareholder transactions........           81,803,923         50,008,486
                                                                                           ---------------    ---------------
Total increase (decrease) in net assets..............................................           80,473,071         50,227,765

NET ASSETS:
Beginning of period..................................................................           50,227,765                 --
                                                                                           ---------------    ---------------
End of period........................................................................      $   130,700,836    $    50,227,765
                                                                                           ===============    ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................            2,450,002                 --
Shares sold..........................................................................            5,800,000          2,500,002
Shares redeemed......................................................................           (1,850,000)           (50,000)
                                                                                           ---------------    ---------------
Shares outstanding, end of period....................................................            6,400,002          2,450,002
                                                                                           ===============    ===============


(a) Inception date is January 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 10                 See Notes to Financial Statements

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       YEAR           PERIOD
                                                                      ENDED           ENDED
                                                                    8/31/2020     8/31/2019 (a)
                                                                   ------------   --------------
Net asset value, beginning of period...........................     $    20.50      $    20.03
                                                                    ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................           0.49            0.43
Net realized and unrealized gain (loss)........................          (0.07)           0.47
                                                                    ----------      ----------
Total from investment operations...............................           0.42            0.90
                                                                    ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................          (0.50)          (0.43)
                                                                    ----------      ----------
Net asset value, end of period.................................     $    20.42      $    20.50
                                                                    ==========      ==========
TOTAL RETURN (b)...............................................           2.09%           4.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $  130,701      $   50,228
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)..............           0.20%           0.20% (d)
Ratio of net investment income (loss) to average net assets....           2.36%           3.16% (d)
Portfolio turnover rate (e)....................................             71%             14%


(a) Inception date is January 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 11

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                                AUGUST 31, 2020

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-five funds that are currently offering shares. This report covers the First Trust Low Duration Strategic Focus ETF (the "Fund"), which trades under the ticker "LDSF" on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund. The Fund's primary investment objective is to generate current income. The Fund's secondary investment objective is the preservation of capital. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in a portfolio of U.S.-listed exchange-traded funds ("ETFs") that principally invest in income-generating securities that provide the Fund with an effective portfolio duration of three years or less. A significant portion of the ETFs in which the Fund invests may be advised by First Trust. The Fund may invest in ETFs that invest principally in corporate bonds, floating rate loans and fixed-to-floating rate loans, senior loans, mortgage-backed securities, hybrid income securities (including convertible, contingent convertible and preferred securities), government debt and other fixed income securities. The securities to which the Fund may have exposure may be issued by both U.S. and non-U.S. issuers, including both corporate and governmental issuers located in countries considered to be emerging markets. The Fund may also invest up to 40% of its net assets in ETFs that have exposure to U.S. corporate high yield securities (also known as "junk bonds") and senior loans. The Fund may invest up to 20% of its net assets in bonds issued by non-U.S. government and corporate issuers, including up to 10% of its net assets in ETFs holding debt of issuers located in countries considered to be emerging markets. The Fund may also invest up to 10% of its net assets in ETFs holding preferred securities and up to 10% of its net assets in ETFs holding convertible securities.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.


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              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                                AUGUST 31, 2020

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of August 31, 2020, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

C. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds. Dividend income, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations.


                                                                         Page 13


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                                AUGUST 31, 2020

Amounts related to these investments at August 31, 2020 and for the fiscal year then ended are as follows:

                                                                                 CHANGE IN
                                                                                 UNREALIZED    REALIZED
                        SHARES AT    VALUE AT                                   APPRECIATION     GAIN         VALUE AT     DIVIDEND
    SECURITY NAME       8/31/2020    8/31/2019    PURCHASES         SALES      (DEPRECIATION)   (LOSS)       8/31/2020      INCOME
------------------------------------------------------------------------------------------------------------------------------------
First Trust Emerging
   Markets Local
   Currency Bond ETF        94,444  $ 1,215,799  $  3,426,874  $    (1,082,952) $   (191,478) $   (42,454)  $  3,325,789  $  155,406
First Trust Enhanced
   Short Maturity ETF      216,134   11,259,941    26,902,841      (24,899,570)       (1,661)    (280,543)    12,981,008     358,825
First Trust Low
   Duration
   Opportunities ETF       753,987   20,129,332    46,907,238      (27,522,868)     (260,924)    (256,570)    38,996,208     922,126
First Trust Senior
   Loan Fund               144,366    7,477,145    22,311,556      (21,375,067)      217,324   (1,945,369)     6,685,589     390,051
First Trust Tactical
   High Yield ETF          141,882    2,502,346    18,652,500      (13,971,608)      369,448     (799,103)     6,753,583     305,836
First Trust TCW
   Opportunistic
   Fixed Income ETF        651,576    2,562,596    43,588,446      (11,756,266)    1,183,179      389,040(a)  35,966,995     376,021
                                    ------------------------------------------------------------------------------------------------
                                    $45,147,159  $161,789,455  $  (100,608,331) $  1,315,888  $(2,934,999)  $104,709,172  $2,508,265
                                    ================================================================================================

(a)   Includes $111,416 of capital gain distributions.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by the Fund during the fiscal year ended August 31, 2020 was as follows:

Distributions paid from:
Ordinary income................................  $  2,633,376
Capital gains..................................            --
Return of capital..............................            --

The tax character of distributions paid by the Fund during the fiscal period ended August 31, 2019 was as follows:

Distributions paid from:
Ordinary income................................  $    432,051
Capital gains..................................            --
Return of capital..............................            --

As of August 31, 2020, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income..................  $         --
Accumulated capital and other gain (loss)......    (2,527,097)
Net unrealized appreciation (depreciation).....     1,806,050


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                                AUGUST 31, 2020

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ending 2019 and 2020 remain open to federal and state audit. As of August 31, 2020, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2020, the Fund had capital loss carryforwards available for federal income tax purposes of $2,527,097. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund's shareholders.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2020, the Fund had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended August 31, 2020, the adjustments for the Fund were as follows:

                                  Accumulated
                 Accumulated      Net Realized
                Net Investment    Gain (Loss)
                Income (Loss)    on Investments   Paid-in Capital
                --------------   --------------   ---------------
                   $93,635          $309,701        $(403,336)

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund's assets and is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, expenses associated with short sale transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by the Fund. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.20% of its average daily net assets. In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund's total annual operating expenses.


                                                                         Page 15


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                                AUGUST 31, 2020

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended August 31, 2020, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $75,018,338 and $74,878,666, respectively.

For the fiscal year ended August 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales were $118,503,732 and $36,768,581, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2021.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                                AUGUST 31, 2020

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

On September 21, 2020, FT Cboe Vest U.S. Equity Buffer ETF - September and FT Cboe Vest U.S. Equity Deep Buffer ETF - September, additional series of the Trust, began trading under the symbols "FSEP" and "DSEP", respectively, on Cboe BZX Exchange, Inc.

On October 19, 2020, FT Cboe Vest U.S. Equity Buffer ETF - October and FT Cboe Vest U.S. Equity Deep Buffer ETF - October, additional series of the Trust, began trading under the symbols "FOCT" and "DOCT", respectively, on Cboe BZX Exchange, Inc.


                                                                         Page 17


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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED FUND VIII:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statement of assets and liabilities of First Trust Low Duration Strategic Focus ETF (the "Fund"), a series of the First Trust Exchange-Traded Fund VIII, including the portfolio of investments, as of August 31, 2020, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year ended August 31, 2020 and the period from January 3, 2019 (commencement of operations) through August 31, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, and the results of its operations for the year then ended, and changes in its net assets and financial highlights for the year ended August 31, 2020 and the period from January 3, 2019 (commencement of operations) through August 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
October 22, 2020

We have served as the auditor of one or more First Trust investment companies since 2001.


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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                          AUGUST 31, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

Distributions paid to foreign shareholders for the taxable year ended August 31, 2020 that were properly designated by the Fund as "interest-related dividends" or "short-term capital gain dividends," may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.

Of the ordinary income (including short-term capital gain) distributions made by LDSF during the Fund's fiscal year ended August 31, 2020, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                          AUGUST 31, 2020 (UNAUDITED)

rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                          AUGUST 31, 2020 (UNAUDITED)

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.


              NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE


                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of the First Trust Low Duration Strategic Focus ETF (the "Fund"). The Board approved the continuation of the Agreement for a one-year period ending June 30, 2021 at a meeting held on June 8, 2020. The Board determined that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on May 11, 2020 and June 8, 2020, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund's performance to that of one or more relevant benchmark indexes; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on May 11, 2020, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the May meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8, 2020 meeting, as well as at the meeting held that day. The Board considered supplemental information provided by the Advisor on the operations of the Advisor and the performance of the Fund since the onset of the COVID-19 pandemic. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from the Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. The Board noted that the Fund is an actively-managed ETF and noted that the Advisor's Investment Committee is responsible for the day-to-day management of the Fund's investments. In addition to materials provided by the Advisor, at the May 11, 2020 meeting, the Board also received a presentation from members of the Investment Committee discussing

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                          AUGUST 31, 2020 (UNAUDITED)

the services that the Investment Committee provides to the Fund, including the Investment Committee's day-to-day management of the Fund's investments. In considering the Investment Committee's management of the Fund, the Board noted the background and experience of the members of the Investment Committee. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objectives, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the May 11, 2020 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with its investment objectives, policies and restrictions.

The Board considered the unitary fee rate payable by the Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that, because the Fund invests in underlying ETFs, including ETFs in the First Trust Fund Complex, the Fund incurs acquired fund fees and expenses, which are not payable out of the unitary fee, and that such acquired fund fees and expenses will change over time as assets are reallocated among the underlying ETFs. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was below the median total (net) expense ratio (excluding acquired fund fees and expenses, as applicable) of the peer funds in its Expense Group. The Board also noted that the Fund's total (net) expense ratio (including acquired fund fees and expenses) was above the median total (net) expense ratio (including acquired fund fees and expenses, as applicable) of the peer funds in the Expense Group. With respect to the Expense Group, the Board, at the May 11, 2020 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, including that the Expense Group contained both actively-managed ETFs and open-end mutual funds, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund's performance. Because the Fund commenced operations on January 3, 2019 and therefore has a limited performance history, comparative performance information for the Fund was not considered.

On the basis of all the information provided on the unitary fee for the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Fund. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the period from inception through December 31, 2019 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the twelve months ended December 31, 2019. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for the Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                          AUGUST 31, 2020 (UNAUDITED)

have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Fund. In addition, the Board considered that the Advisor, as the investment advisor to certain of the underlying ETFs in which the Fund invests, will recognize additional revenue from such underlying ETFs if investment by the Fund causes the assets of the underlying ETFs to grow The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the May 11, 2020 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from June 1, 2019 (the initial compliance date for certain requirements of Rule 22e-4) through the Liquidity Committee's annual meeting held on March 20, 2020 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                          AUGUST 31, 2020 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                                TERM OF OFFICE                                                 THE FIRST TRUST      DIRECTORSHIPS
           NAME,                AND YEAR FIRST                                                  FUND COMPLEX       HELD BY TRUSTEE
     YEAR OF BIRTH AND            ELECTED OR                PRINCIPAL OCCUPATIONS                OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST          APPOINTED                 DURING PAST 5 YEARS                   TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton Orthopedics;          185          None
(1951)                                             Limited Partner, Gundersen Real Estate
                               o Since Inception   Limited Partnership (June 1992 to
                                                   December 2016); Member, Sportsmed LLC
                                                   (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.           185          Director of ADM
(1957)                                             (Futures Commission Merchant)                                  Investor Services,
                               o Since Inception                                                                  Inc., ADM
                                                                                                                  Investor Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial            185          Director of Trust
(1956)                                             and Management Consulting)                                     Company of
                               o Since Inception                                                                  Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),          185          None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product and Services);
                                                   President and Chief Executive Officer
                                                   (June 2012 to September 2014), Servant
                                                   Interactive LLC (Educational Products
                                                   and Services); President and Chief
                                                   Executive Officer (June 2012 to
                                                   September 2014), Dew Learning LLC
                                                   (Educational Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust              185          None
Chairman of the Board                              Advisors L.P. and First Trust
(1955)                         o Since Inception   Portfolios L.P.; Chairman of the
                                                   Board of Directors, BondWave LLC
                                                   (Software Development Company)
                                                   and Stonebridge Advisors LLC
                                                   (Investment Advisor)

-----------------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                          AUGUST 31, 2020 (UNAUDITED)

                              POSITION AND             TERM OF OFFICE
       NAME                      OFFICES                AND LENGTH OF                       PRINCIPAL OCCUPATIONS
 AND YEAR OF BIRTH             WITH TRUST                  SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term   Managing Director and Chief Financial Officer
(1966)                Officer                                             (January 2016 to Present), Controller (January 2011
                                                      o Since Inception   to January 2016), Senior Vice President (April 2007
                                                                          to January 2016), First Trust Advisors L.P. and First
                                                                          Trust Portfolios L.P.; Chief Financial Officer
                                                                          (January 2016 to Present), BondWave LLC
                                                                          (Software Development Company) and Stonebridge
                                                                          Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term   Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                   President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since Inception   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term   General Counsel, First Trust Advisors L.P. and
(1960)                Legal Officer                                       First Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception   Counsel, BondWave LLC; Secretary, Stonebridge
                                                                          Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term   Managing Director, First Trust Advisors L.P. and
(1970)                                                                    First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term   Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                             and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term   Senior Vice President, First Trust Advisors L.P.
(1966)                                                                    and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term   Senior Vice President, First Trust Advisors L.P.
(1970)                                                                    and First Trust Portfolios L.P.
                                                      o Since Inception

-----------------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                          AUGUST 31, 2020 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

March 2019

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


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


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)

        FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)

        FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)

        FT Cboe Vest U.S. Equity Buffer ETF - May (FMAY)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - May (DMAY)

        FT Cboe Vest U.S. Equity Buffer ETF - June (FJUN)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - June (DJUN)

        FT Cboe Vest U.S. Equity Buffer ETF - July (FJUL)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - July (DJUL)

        FT Cboe Vest Fund of Buffer ETFs (BUFR)

----------------------------
       Annual Report
    For the Period Ended
      August 31, 2020
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                                AUGUST 31, 2020

Shareholder Letter..........................................................   2
Fund Performance Overview
   FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)......................   3
   FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG).................   5
   FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)....................   7
   FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)...............   9
   FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)....................  11
   FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)...............  13
   FT Cboe Vest U.S. Equity Buffer ETF - May (FMAY).........................  15
   FT Cboe Vest U.S. Equity Deep Buffer ETF - May (DMAY)....................  17
   FT Cboe Vest U.S. Equity Buffer ETF - June (FJUN)........................  19
   FT Cboe Vest U.S. Equity Deep Buffer ETF - June (DJUN)...................  21
   FT Cboe Vest U.S. Equity Buffer ETF - July (FJUL)........................  23
   FT Cboe Vest U.S. Equity Deep Buffer ETF - July (DJUL)...................  25
   FT Cboe Vest Fund of Buffer ETFs (BUFR)..................................  27
Notes to Fund Performance Overview..........................................  29
Portfolio Commentary........................................................  30
Understanding Your Fund Expenses............................................  33
Portfolio of Investments
   FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)......................  35
   FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG).................  37
   FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)....................  39
   FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)...............  41
   FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)....................  43
   FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)...............  45
   FT Cboe Vest U.S. Equity Buffer ETF - May (FMAY).........................  47
   FT Cboe Vest U.S. Equity Deep Buffer ETF - May (DMAY)....................  49
   FT Cboe Vest U.S. Equity Buffer ETF - June (FJUN)........................  51
   FT Cboe Vest U.S. Equity Deep Buffer ETF - June (DJUN)...................  53
   FT Cboe Vest U.S. Equity Buffer ETF - July (FJUL)........................  55
   FT Cboe Vest U.S. Equity Deep Buffer ETF - July (DJUL)...................  57
   FT Cboe Vest Fund of Buffer ETFs (BUFR)..................................  59
Statements of Assets and Liabilities........................................  60
Statements of Operations....................................................  64
Statements of Changes in Net Assets.........................................  68
Financial Highlights........................................................  72
Notes to Financial Statements...............................................  79
Report of Independent Registered Public Accounting Firm.....................  90
Additional Information......................................................  92
Board of Trustees and Officers.............................................. 102
Privacy Policy.............................................................. 104

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                                AUGUST 31, 2020

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Cboe Vest(SM) Financial LLC ("Cboe Vest" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the Funds, you may obtain an understanding of how the market environment affected each Fund's performance. The statistical information that follows may help you understand each Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                AUGUST 31, 2020

Dear Shareholders:

First Trust is pleased to provide you with the annual report for certain series of the First Trust Exchange-Traded Fund VIII (the "Funds"), which contains detailed information about the Funds for the period covering each Fund's respective inception date through August 31, 2020.

In case you missed the latest big news from the Federal Reserve ("Fed") in September, it stated that it expects to hold short-term interest rates near zero until two things happen: (1) the U.S. unemployment rate is back to normal, or around the 4.0% level; and (2) the inflation rate is at, or above, 2.0%. As of August 31, 2020, the U.S. unemployment rate stood at 8.4%, according to data from the Bureau of Labor Statistics. The Fed's top benchmark for inflation (U.S. Personal Consumption Expenditures Chain Type Price Index) stood at 1.0% on July 31, 2020. Brian Wesbury, Chief Economist at First Trust Advisors L.P., notes that the Fed does not expect to achieve both goals until 2024.

What does this mean for investors? We believe that one of the Fed's motivations in promoting a multi-year commitment to a near zero interest rate monetary policy is to incentivize risk-taking. By holding interest rates artificially low for an extended period, the Fed is essentially disincentivizing saving. The Fed wants individuals to invest their capital in risk assets and is offering valuable guidance on its monetary policy to instill confidence in the markets, in my opinion.

In his testimony to the House Financial Services Committee on September 22, 2020, Fed Chairman Jerome Powell stated that the U.S. economy has a long road to a full recovery and needs more financial support. U.S. Treasury Secretary Steven Mnuchin also testified and said that he and the White House will continue to push Congress to pass another fiscal relief package to help support American workers. In pursuing additional fiscal support, the U.S. government is ultimately looking to buy time until a coronavirus ("COVID-19") vaccine arrives. With the U.S. Presidential election less than two months away, getting a trillion dollar or so stimulus package through Congress will be no easy task, in my opinion. Let us hope they surprise us.

Thanks to the monetary and fiscal support already brought to bear to fight COVID-19, the securities markets appear to be in relatively good shape, in my opinion. On September 22, 2020, the S&P 500(R) Index closed a little more than two percentage points off its pre-COVID-19 high set on February 19, 2020, according to data from Bloomberg. I find that to be an amazing feat in the current climate. The combination of low interest rates and low inflation continues to reward bond investors. Looking ahead, even bond investors are going to need to assume some additional credit risk to achieve higher returns. Yields on Treasury notes and bonds are poised at this time to stay low and fairly range bound. The Fed's pledge to keep its benchmark rate low for up to three years could lend some stability and reassurance to the debt markets, in my opinion.

We believe the U.S. economy is on its way back. While we have too many workers still unemployed, I do find it encouraging that U.S. consumers have done such a terrific job of getting their fiscal houses in order. Consumer spending typically accounts for roughly 70% of U.S. gross domestic product output each year. So goes the consumer, so goes the economy. The S&P/Experian Consumer Credit Default Composite Index stood at 0.67% in August 2020, down from 0.92% in August 2019 and well below its 1.79% average since its inception in July 2004, according to S&P Dow Jones Indices. As we previously noted, the near-term outlook rests on getting one or more FDA-approved vaccines or therapeutics. The year-end target that has been touted by some, including President Donald J. Trump, would coincide with the end to the government's moratorium on home evictions and foreclosures, which is due to expire on December 31, 2020. Keep in mind that the moratorium has already been extended three times. Things could get interesting over the next few months. Stay tuned and stay the course.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)

The FT Cboe Vest U.S. Equity Buffer ETF - August (the "Fund") seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 14.71% (before fees, expenses and taxes) and 13.86% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from August 24, 2020 to August 20, 2021 (the "Outcome Period")*. Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the performance of the Underlying ETF. The Fund will not terminate at the end of the Outcome Period; instead, a subsequent Outcome Period will begin. At the start of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FAUG".

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                                          Inception
                                                                                                          (11/6/19)
                                                                                                         to 8/31/20
FUND PERFORMANCE
NAV                                                                                                         9.47%
Market Price                                                                                                9.50%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                           13.77%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 29.)

-----------------------------
* Prior to August 24, 2020, the Fund's investment objective included an upside cap of 8.60% (before fees, expenses and taxes) and 7.93% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not including the Fund's management fee) and an Outcome Period of November 7, 2019 to August 21, 2020.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG) (CONTINUED)

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              NOVEMBER 6, 2019 - AUGUST 31, 2020

            FT Cboe Vest U.S. Equity       S&P 500(R)
              Buffer ETF - August            Index
11/6/19             $10,000                 $10,000
2/29/20               9,764                   9,602
8/31/20              10,947                  11,377

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 7, 2019 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/7/19 - 8/31/20          90              4               1             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/7/19 - 8/31/20         108              1               1             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)

The FT Cboe Vest U.S. Equity Deep Buffer ETF - August (the "Fund") seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 8.63% (before fees, expenses and taxes) and 7.78% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from August 24, 2020 to August 20, 2021 (the "Outcome Period")*. Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the performance of the Underlying ETF. The Fund will not terminate at the end of the Outcome Period; instead, a subsequent Outcome Period will begin. At the start of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DAUG".

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                                          Inception
                                                                                                          (11/6/19)
                                                                                                         to 8/31/20
FUND PERFORMANCE
NAV                                                                                                         6.81%
Market Price                                                                                                6.81%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                           13.77%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 29.)

-----------------------------
* Prior to August 24, 2020, the Fund's investment objective included an upside cap of 6.58% (before fees, expenses and taxes) and 5.91% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not including the Fund's management fee) and an Outcome Period of November 7, 2019 to August 21, 2020.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG) (CONTINUED)

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              NOVEMBER 6, 2019 - AUGUST 31, 2020

            FT Cboe Vest U.S. Equity       S&P 500(R)
            Deep Buffer ETF - August         Index
11/6/19             $10,000                 $10,000
2/29/20               9,804                   9,602
8/31/20              10,681                  11,377

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 7, 2019 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/7/19 - 8/31/20         110              15              4             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/7/19 - 8/31/20          76               0              0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)

The FT Cboe Vest U.S. Equity Buffer ETF - November (the "Fund") seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 12.36% (before fees, expenses and taxes) and 11.50% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from November 18, 2019 to November 20, 2020 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the performance of the Underlying ETF. The Fund will not terminate at the end of the Outcome Period; instead, a subsequent Outcome Period will begin. At the start of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FNOV".

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                                          Inception
                                                                                                         (11/15/19)
                                                                                                         to 8/31/20
FUND PERFORMANCE
NAV                                                                                                         7.62%
Market Price                                                                                                7.79%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                           12.17%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 29.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV) (CONTINUED)

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             NOVEMBER 15, 2019 - AUGUST 31, 2020

            FT Cboe Vest U.S. Equity       S&P 500(R)
             Buffer ETF - November           Index
11/15/19            $10,000                 $10,000
2/29/20               9,705                   9,467
8/31/20              10,762                  11,217

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 18, 2019 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/18/19 - 8/31/20        114              12              2             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/18/19 - 8/31/20         66               3              0             1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)

The FT Cboe Vest U.S. Equity Deep Buffer ETF - November (the "Fund") seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 8.12% (before fees, expenses and taxes) and 7.26% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from November 18, 2019 to November 20, 2020 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the performance of the Underlying ETF. The Fund will not terminate at the end of the Outcome Period; instead, a subsequent Outcome Period will begin. At the start of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DNOV".

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                                          Inception
                                                                                                         (11/15/19)
                                                                                                         to 8/31/20
FUND PERFORMANCE
NAV                                                                                                         5.04%
Market Price                                                                                                5.04%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                           12.17%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 29.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV) (CONTINUED)

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             NOVEMBER 15, 2019 - AUGUST 31, 2020

               FT Cboe Vest U.S.
               Equity Deep Buffer          S&P 500(R)
                 ETF - November              Index
11/15/19            $10,000                 $10,000
2/29/20               9,705                   9,467
8/31/20              10,504                  11,217

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 18, 2019 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/18/19 - 8/31/20         83              39              4             2

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/18/19 - 8/31/20         70               0              0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)

The FT Cboe Vest U.S. Equity Buffer ETF - February (the "Fund") seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 10.75% (before fees, expenses and taxes) and 9.90% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from February 24, 2020 to February 19, 2021 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the performance of the Underlying ETF. The Fund will not terminate at the end of the Outcome Period; instead, a subsequent Outcome Period will begin. At the start of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FFEB".

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                                          Inception
                                                                                                          (2/21/20)
                                                                                                         to 8/31/20
FUND PERFORMANCE
NAV                                                                                                         2.61%
Market Price                                                                                                2.77%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                            4.87%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 29.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB) (CONTINUED)

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             FEBRUARY 21, 2020 - AUGUST 31, 2020

            FT Cboe Vest U.S. Equity       S&P 500(R)
             Buffer ETF - February           Index
2/21/20             $10,000                 $10,000
2/29/20               9,214                   8,851
8/31/20              10,261                  10,487

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 24, 2020 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/24/20 - 8/31/20          50               1              0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/24/20 - 8/31/20          58              24              0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)

The FT Cboe Vest U.S. Equity Deep Buffer ETF - February (the "Fund") seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 7.50% (before fees, expenses and taxes) and 6.65% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from February 24, 2020 to February 19, 2021 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the performance of the Underlying ETF. The Fund will not terminate at the end of the Outcome Period; instead, a subsequent Outcome Period will begin. At the start of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DFEB".

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                                          Inception
                                                                                                          (2/21/20)
                                                                                                         to 8/31/20
FUND PERFORMANCE
NAV                                                                                                         1.83%
Market Price                                                                                                2.09%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                            4.87%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 29.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB) (CONTINUED)

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             FEBRUARY 21, 2020 - AUGUST 31, 2020

             FT Cboe Vest U.S. Equity      S&P 500(R)
            Deep Buffer ETF - February       Index
2/21/20              $10,000                $10,000
2/29/20                9,462                  8,851
8/31/20               10,183                 10,487

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 24, 2020 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/24/20 - 8/31/20          79               4              4             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/24/20 - 8/31/20          30              15              1             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - MAY (FMAY)

The FT Cboe Vest U.S. Equity Buffer ETF - May (the "Fund") seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 17.07% (before fees, expenses and taxes) and 16.21% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from May 18, 2020 to May 21, 2021 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the performance of the Underlying ETF. The Fund will not terminate at the end of the Outcome Period; instead, a subsequent Outcome Period will begin. At the start of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FMAY".

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                                          Inception
                                                                                                          (5/15/20)
                                                                                                         to 8/31/20
FUND PERFORMANCE
NAV                                                                                                        10.32%
Market Price                                                                                                9.89%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                           22.23%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 29.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - MAY (FMAY) (CONTINUED)

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               MAY 15, 2020 - AUGUST 31, 2020

            FT Cboe Vest U.S. Equity       S&P 500(R)
                Buffer ETF - May             Index
5/15/20             $10,000                 $10,000
8/31/20              11,032                  12,223

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 18, 2020 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
5/18/20 - 8/31/20          41              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
5/18/20 - 8/31/20          33              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MAY (DMAY)

The FT Cboe Vest U.S. Equity Deep Buffer ETF - May (the "Fund") seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 9.95% (before fees, expenses and taxes) and 9.09% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from May 18, 2020 to May 21, 2021 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the performance of the Underlying ETF. The Fund will not terminate at the end of the Outcome Period; instead, a subsequent Outcome Period will begin. At the start of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DMAY".

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                                          Inception
                                                                                                          (5/15/20)
                                                                                                         to 8/31/20
FUND PERFORMANCE
NAV                                                                                                         5.96%
Market Price                                                                                                5.50%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                           22.23%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 29.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MAY (DMAY) (CONTINUED)

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                MAY 15, 2020 - AUGUST 31, 2020

            FT Cboe Vest U.S. Equity       S&P 500(R)
             Deep Buffer ETF - May           Index
5/15/20             $10,000                 $10,000
8/31/20              10,596                  12,223

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 18, 2020 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
5/18/20 - 8/31/20           2              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
5/18/20 - 8/31/20          72              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - JUNE (FJUN)

The FT Cboe Vest U.S. Equity Buffer ETF - June (the "Fund") seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 17.72% (before fees, expenses and taxes) and 16.87% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from June 22, 2020 to June 18, 2021 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the performance of the Underlying ETF. The Fund will not terminate at the end of the Outcome Period; instead, a subsequent Outcome Period will begin. At the start of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FJUN".

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                                          Inception
                                                                                                          (6/19/20)
                                                                                                         to 8/31/20
FUND PERFORMANCE
NAV                                                                                                         7.64%
Market Price                                                                                                7.64%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                           13.00%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 29.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - JUNE (FJUN) (CONTINUED)

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               JUNE 19, 2020 - AUGUST 31, 2020

            FT Cboe Vest U.S. Equity       S&P 500(R)
               Buffer ETF - June             Index
6/19/20             $10,000                 $10,000
8/31/20              10,764                  11,300

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 22, 2020 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
6/22/20 - 8/31/20         47               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
6/22/20 - 8/31/20           3              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JUNE (DJUN)

The FT Cboe Vest U.S. Equity Deep Buffer ETF - June (the "Fund") seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 10.28% (before fees, expenses and taxes) and 9.43% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from June 22, 2020 to June 18, 2021 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the performance of the Underlying ETF. The Fund will not terminate at the end of the Outcome Period; instead, a subsequent Outcome Period will begin. At the start of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DJUN".

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                                          Inception
                                                                                                          (6/19/20)
                                                                                                         to 8/31/20
FUND PERFORMANCE
NAV                                                                                                         4.53%
Market Price                                                                                                4.26%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                           13.00%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 29.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JUNE (DJUN) (CONTINUED)

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               JUNE 19, 2020 - AUGUST 31, 2020

            FT Cboe Vest U.S. Equity       S&P 500(R)
             Deep Buffer ETF - June          Index
6/19/20             $10,000                 $10,000
8/31/20              10,453                  11,300

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 22, 2020 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
6/22/20 - 8/31/20         38               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
6/22/20 - 8/31/20         12               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - JULY (FJUL)

The FT Cboe Vest U.S. Equity Buffer ETF - July (the "Fund") seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 14.95% (before fees, expenses and taxes) and 14.10% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from July 20, 2020 to July 16, 2021 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the performance of the Underlying ETF. The Fund will not terminate at the end of the Outcome Period; instead, a subsequent Outcome Period will begin. At the start of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FJUL".

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                                          Inception
                                                                                                          (7/17/20)
                                                                                                         to 8/31/20
FUND PERFORMANCE
NAV                                                                                                         4.53%
Market Price                                                                                                4.23%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                            8.55%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 29.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - JULY (FJUL) (CONTINUED)

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               JULY 17, 2020 - AUGUST 31, 2020

            FT Cboe Vest U.S. Equity       S&P 500(R)
               Buffer ETF - July             Index
7/17/20             $10,000                 $10,000
8/31/20              10,453                  10,855

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 20, 2020 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
7/20/20 - 8/31/20           9              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
7/20/20 - 8/31/20          22              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JULY (DJUL)

The FT Cboe Vest U.S. Equity Deep Buffer ETF - July (the "Fund") seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 8.40% (before fees, expenses and taxes) and 7.55% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from July 20, 2020 to July 16, 2021 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the performance of the Underlying ETF. The Fund will not terminate at the end of the Outcome Period; instead, a subsequent Outcome Period will begin. At the start of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DJUL".

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                                          Inception
                                                                                                          (7/17/20)
                                                                                                         to 8/31/20
FUND PERFORMANCE
NAV                                                                                                         2.38%
Market Price                                                                                                2.25%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                            8.55%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 29.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JULY (DJUL) (CONTINUED)

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               JULY 17, 2020 - AUGUST 31, 2020

            FT Cboe Vest U.S. Equity       S&P 500(R)
             Deep Buffer ETF - July          Index
7/17/20             $10,000                 $10,000
8/31/20              10,238                  10,855

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 20, 2020 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
7/20/20 - 8/31/20          27              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
7/20/20 - 8/31/20           4              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST FUND OF BUFFER ETFS (BUFR)

The FT Cboe Vest Fund of Buffer ETFs (the "Fund") seeks to provide investors with capital appreciation. The Fund seeks to achieve its investment objective by providing investors with US large cap equity market exposure while limiting downside risk through a laddered portfolio of four FT Cboe Vest U.S. Equity Buffer ETFs ("Underlying ETFs"). Under normal market conditions the Fund will invest substantially all of its assets in the Underlying ETFs , which seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P(R) 500 ETF Trust ("SPY"), up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of SPY losses, over a defined period of approximately one year. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "BUFR".

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                                          Inception
                                                                                                          (8/10/20)
                                                                                                         to 8/31/20
FUND PERFORMANCE
NAV                                                                                                         1.80%
Market Price                                                                                                1.70%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                            4.16%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 29.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST FUND OF BUFFER ETFS (BUFR) (CONTINUED)

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              AUGUST 10, 2020 - AUGUST 31, 2020

               FT Cboe Vest Fund           S&P 500(R)
                 of Buffer ETFs              Index
8/10/20             $10,000                 $10,000
8/31/20              10,180                  10,416

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 11, 2020 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/11/20 - 8/31/20         13               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/11/20 - 8/31/20           2              0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2020 (UNAUDITED)


                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to FT Cboe Vest U.S. Equity Buffer ETF - August ("FAUG"), FT Cboe Vest U.S. Equity Deep Buffer ETF - August ("DAUG"), FT Cboe Vest U.S. Equity Buffer ETF - November ("FNOV"), FT Cboe Vest U.S. Equity Deep Buffer ETF - November ("DNOV"), FT Cboe Vest U.S. Equity Buffer ETF - February ("FFEB"), FT Cboe Vest U.S. Equity Deep Buffer ETF - February ("DFEB"), FT Cboe Vest U.S. Equity Buffer ETF - May ("FMAY"), FT Cboe Vest U.S. Equity Deep Buffer ETF - May ("DMAY"), FT Cboe Vest U.S. Equity Buffer ETF - June ("FJUN"), FT Cboe Vest U.S. Equity Deep Buffer ETF - June ("DJUN"), FT Cboe Vest U.S. Equity Buffer ETF - July ("FJUL"), FT Cboe Vest U.S. Equity Deep Buffer ETF - July ("DJUL") and FT Cboe Vest Fund of Buffer ETFs ("BUFR") (each a "Fund" and, collectively, the "Funds"). First Trust is responsible for the ongoing monitoring of each Fund's investment portfolio, managing each Fund's business affairs and providing certain administrative services necessary for the management of each Fund.

                                  SUB-ADVISOR

Cboe VestSM Financial LLC ("Cboe Vest" or the "Sub-Advisor") serves as the investment sub-advisor to the Funds. In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio. Cboe Vest, with principal offices at 1765 Greensboro Station Pl., 9th Floor, McLean, Virginia 22102, was founded in 2012. Cboe Vest had approximately $1.8 billion under management or committed to management as of August 31, 2020.

                           PORTFOLIO MANAGEMENT TEAM

KARAN SOOD, MANAGING DIRECTOR OF CBOE VEST

HOWARD RUBIN, MANAGING DIRECTOR OF CBOE VEST

                                   COMMENTARY

MARKET RECAP

Each of the monthly FT Cboe Vest Funds seeks to provide investors with returns (before fees, expenses and taxes) that match those of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF" or "SPY"), up to a predetermined upside cap (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in each Fund's management fee), while providing a buffer against a specific level (before fees, expenses and taxes) of losses in the Underlying ETF, over a specified time period. BUFR seeks to provide investors with capital appreciation by providing investors with US large-cap equity market exposure while limiting downside risk through a laddered portfolio of four FT Cboe Vest U.S. Equity Buffer ETFs. For this reason, the scope of this annual recap will be constrained to market commentary pertinent primarily to SPY and, therefore, the S&P 500(R) Index.

During the twelve-month period ended August 31, 2020 financial markets saw the most dramatic swings and volatility since the Financial Crisis of 2008, brought on by the coronavirus ("COVID-19") pandemic which roiled almost every market beginning in February 2020. As economic activity plunged and uncertainty about the potential length and severity of the economic downturn grew, stock markets across the globe fell sharply. The S&P 500(R) Index, the well-known measure of U.S. large-cap stocks, which was up over 15% for the period from September 1, 2019, through mid-February 2020, fell more than 33% in just over one month. Other U.S. benchmark indices fared worse, including the S&P Midcap 400(R) Index and the Russell 2000(R) Small Cap Index, which each fell more than 40%, as many smaller companies fought for survival.

Just as remarkable as the downturn was, the market recovery was just as surprising. From the March 23, 2020 market low, the primary stock indices began to rally sharply, albeit not as rapid as the February-to-March decline. The ensuing rally has been due, in part, to the realization that the initial fears may have been overblown, strong government and central bank intervention, and better than expected financials being reported by U.S. companies over the summer months.

By August 2020, the S&P 500(R) Index had completely recovered its early 2020 losses, and ended the one-year period up 21.9%, significantly outpacing the S&P Midcap 400(R) Index (up 4.2%) and the Russell 2000(R) Index (up 6.0%), as well as the broad foreign market indices such as the MSCI EAFE Index (up 6.7%) and the MSCI Emerging Markets Index (up 14.9%).

Within the S&P 500(R) Index, the various market sectors saw dramatic differences in their fortunes. The Information Technology sector was up a stunning 57.9% for the twelve-month period ended August 31, 2020, as the "Work from Home" component of the economy exploded amid government-mandated shutdowns. At the other end of the spectrum, the Energy sector was crushed, falling about 60% early in 2020, and ending the same period down 33.5%.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2020 (UNAUDITED)

Throughout the COVID-19 crisis, governments across the globe moved quickly and forcefully, providing their economies support in the way of monetary and fiscal easing. While it remains to be seen what the long-term costs of these actions will be, the short-term benefits of propping up wide swaths of the economy has helped to lessen the economic damage caused by COVID-19.

U.S. economic data whipsawed along with the financial markets. Gross domestic product growth in the second quarter of 2020 fell at an (seasonally adjusted) annualized rate of 32% and is projected to increase by 25% in the third quarter of 2020, according to a Bloomberg consensus forecast of economists. The U.S. unemployment rate, which had been sitting at a 50-year low of 3.5% in February 2020, shot up to 14.7% by April. This rate then began to reverse course and has tapered down to 8.4% as of August.

U.S inflation levels fell in the spring as expected by the weakening economy, and then began to recover by late summer, albeit not to the pre-COVID-19 levels.

MARKET AND FUND OUTLOOK

We expect U.S. equity markets to continue to have higher than normal volatility over the coming year. The CBOE S&P 500 1-Year Volatility Index, which is derived from option prices, estimates the market's expectation of the S&P 500 volatility for the next twelve months. This index, which peaked this year at 46% on March 18, 2020, was still at a very elevated level of 34% as of the end the twelve-month period ended August 31, 2020. For comparison purposes, this index averaged 19% during the first five months of the period, which preceded the market's reaction to the virus.

The FT Cboe Vest Funds are designed to protect investors against varying levels of downside movements in SPY, an ETF that seeks to track the S&P 500(R) Index, while limiting the investor's participation in larger upside moves in SPY. Thus, we see these ETFs as important investment options for one's portfolio during periods of potentially higher market volatility.

PERFORMANCE ANALYSIS

The following table provides information pertaining to recent caps and performance for the period ended August 31, 2020 for each FT Cboe Vest Fund, as well as an attribution analysis that estimates the impact of various factors on each Fund's performance.

Each Fund's cap is reset at the Fund's annual reset date. The table shows the caps that were in effect both at the beginning of the period and after the annual reset date that occurred within the period. Both of these caps are shown pre and post expenses. Funds that were launched within the period do not yet have new caps, as they have not yet reached their first annual reset date.

Each Fund's performance may be impacted by a number of factors. These factors include changes in each of: the level of SPY, SPY dividends, interest rates, implied volatility, and time to option expiration. Generally, changes in the level of SPY is the primary factor, but the other factors can also contribute significantly to Fund performance. Additionally, expenses will impact Fund performance.

The impact from these factors for the period from each Fund's inception date through August 31, 2020 are shown in the table under "Estimated Performance Attribution."

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2020 (UNAUDITED)

FUND TICKER    FAUG     DAUG      FNOV      DNOV     FFEB     DFEB     FMAY     DMAY     FJUN     DJUN     FJUL     DJUL     BUFR

Annual Expense
   Ratio         0.85%    0.85%     0.85%     0.85%    0.85%    0.85%    0.85%    0.85%    0.85%    0.85%    0.85%    0.85%    1.05%
Reporting
   Period
   Start Date
   (close of
   Seed Date) 11/6/19  11/6/19  11/15/19  11/15/19  2/21/20  2/21/20  5/15/20  5/15/20  6/19/20  6/19/20  7/17/20  7/17/20  8/10/20
Reporting
   Period End
   Date (close
   of Period) 8/31/20  8/31/20   8/31/20   8/31/20  8/31/20  8/31/20  8/31/20  8/31/20  8/31/20  8/31/20  8/31/20  8/31/20  8/31/20

CAP INFORMATION:
Cap Prior to
   Annual
   Reset (pre-
   expenses)     8.60%    6.58%    12.36%     8.12%   10.75%    7.50%   17.07%    9.95%   17.72%   10.28%   14.95%    8.40%   NA
Cap Prior to
   Annual
   Reset (post
   -expenses)    7.93%    5.91%    11.50%     7.26%    9.90%    6.65%   16.21%    9.09%   16.87%    9.43%   14.10%    7.55%   NA
Reset Date
   (prior to
   8/31/20)   8/21/20  8/21/20    None      None     None     None     None     None     None     None     None     None      NA
New Cap on
   Annual Reset
   Date (pre-
   expenses)    14.71%    8.63%   None      None     None     None     None     None     None     None     None     None      NA
New Cap on
   Annual Reset
   Date (post-
   expenses)    13.86%    7.78%   None      None     None     None     None     None     None     None     None     None      NA

PERFORMANCE (CLOSE OF SEED DATE TO 8/31/20):
Fund Perform-
   ance (using
   NAVs)         9.47%    6.81%     7.62%     5.04%    2.61%    1.83%   10.32%    5.96%    7.64%    4.53%    4.53%    2.38%    1.80%
Fund Perform-
   ance (using
   Market
   Price)        9.50%    6.81%     7.79%     5.04%    2.77%    2.09%    9.89%    5.50%    7.64%    4.26%    4.23%    2.25%    1.70%
SPY Price
   Return       13.74%   13.74%    12.03%    12.03%    4.75%    4.75%   22.02%   22.02%   13.18%   13.18%    8.58%    8.58%    4.09%

ESTIMATED PERFORMANCE ATTRIBUTION
Fund NAV Performance Attributed to:
a) Changes in
   SPY           6.93%    5.21%     7.41%     4.72%    3.19%    2.08%   10.10%    5.98%    7.54%    4.51%    4.71%    2.82%    1.88%
b) Changes in
   other
   Variables*    3.24%    2.30%     0.89%     1.00%   -0.13%    0.20%    0.47%    0.23%    0.27%    0.19%   -0.08%   -0.34%   -0.02%
c) Expenses
   (pro-rated
   annual exp-
   ense ratio)  -0.70%   -0.70%    -0.68%    -0.68%   -0.45%   -0.45%   -0.25%   -0.25%   -0.17%   -0.17%   -0.10%   -0.10%   -0.06%
Attribution
   TOTAL         9.47%    6.81%     7.62%     5.04%    2.61%    1.83%   10.32%    5.96%    7.64%    4.53%    4.53%    2.38%    1.80%

* Includes changes in a) SPY dividends, b) interest rates, c) implied volatility, and d) time to option expiration

FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
AUGUST 31, 2020 (UNAUDITED)

As a shareholder of FT Cboe Vest U.S. Equity Buffer ETF - August, FT Cboe Vest U.S. Equity Deep Buffer ETF - August, FT Cboe Vest U.S. Equity Buffer ETF - November, FT Cboe Vest U.S. Equity Deep Buffer ETF - November, FT Cboe Vest U.S. Equity Buffer ETF - February, FT Cboe Vest U.S. Equity Deep Buffer ETF - February, FT Cboe Vest U.S. Equity Buffer ETF - May, FT Cboe Vest U.S. Equity Deep Buffer ETF - May, FT Cboe Vest U.S. Equity Buffer ETF - June, FT Cboe Vest U.S. Equity Deep Buffer ETF - June, FT Cboe Vest U.S. Equity Buffer ETF - July, FT Cboe Vest U.S. Equity Deep Buffer ETF - July or FT Cboe Vest Fund of Buffer ETFs (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended August 31, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this six-month (or shorter) period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                         EXPENSE RATIO      EXPENSES PAID
                                                     BEGINNING           ENDING           BASED ON THE       DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE      NUMBER OF DAYS       SIX-MONTH
                                                   MARCH 1, 2020     AUGUST 31, 2020     IN THE PERIOD       PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)
Actual                                               $1,000.00          $1,121.10            0.85%              $4.53
Hypothetical (5% return before expenses)             $1,000.00          $1,020.86            0.85%              $4.32

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)
Actual                                               $1,000.00          $1,089.50            0.85%              $4.46
Hypothetical (5% return before expenses)             $1,000.00          $1,020.86            0.85%              $4.32

FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)
Actual                                               $1,000.00          $1,108.90            0.85%              $4.51
Hypothetical (5% return before expenses)             $1,000.00          $1,020.86            0.85%              $4.32

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)
Actual                                               $1,000.00          $1,082.30            0.85%              $4.45
Hypothetical (5% return before expenses)             $1,000.00          $1,020.86            0.85%              $4.32

FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)
Actual                                               $1,000.00          $1,113.50            0.85%              $4.52
Hypothetical (5% return before expenses)             $1,000.00          $1,020.86            0.85%              $4.32

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)
Actual                                               $1,000.00          $1,076.10            0.85%              $4.44
Hypothetical (5% return before expenses)             $1,000.00          $1,020.86            0.85%              $4.32

FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
AUGUST 31, 2020 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED            EXPENSES PAID
                                                                                          EXPENSE RATIO        DURING THE PERIOD
                                                     BEGINNING            ENDING          BASED ON THE         MAY 15, 2020 (b)
                                                   ACCOUNT VALUE       ACCOUNT VALUE     NUMBER OF DAYS               TO
                                                 MAY 15, 2020 (b)     AUGUST 31, 2020     IN THE PERIOD       AUGUST 31, 2020 (c)
-----------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY BUFFER ETF - MAY (FMAY)
Actual                                               $1,000.00           $1,103.20            0.85%                  $2.66
Hypothetical (5% return before expenses)             $1,000.00           $1,020.86            0.85%                  $4.32

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MAY (DMAY)
Actual                                               $1,000.00           $1,059.60            0.85%                  $2.61
Hypothetical (5% return before expenses)             $1,000.00           $1,020.86            0.85%                  $4.32

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED            EXPENSES PAID
                                                                                          EXPENSE RATIO        DURING THE PERIOD
                                                     BEGINNING            ENDING          BASED ON THE         JUNE 19, 2020 (b)
                                                   ACCOUNT VALUE       ACCOUNT VALUE     NUMBER OF DAYS               TO
                                                 JUNE 19, 2020 (b)    AUGUST 31, 2020     IN THE PERIOD       AUGUST 31, 2020 (d)
-----------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY BUFFER ETF - JUNE (FJUN)
Actual                                               $1,000.00           $1,076.40            0.85%                  $1.78
Hypothetical (5% return before expenses)             $1,000.00           $1,020.86            0.85%                  $4.32

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JUNE (DJUN)
Actual                                               $1,000.00           $1,045.30            0.85%                  $1.76
Hypothetical (5% return before expenses)             $1,000.00           $1,020.86            0.85%                  $4.32

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED            EXPENSES PAID
                                                                                          EXPENSE RATIO        DURING THE PERIOD
                                                     BEGINNING            ENDING          BASED ON THE         JULY 17, 2020 (b)
                                                   ACCOUNT VALUE       ACCOUNT VALUE     NUMBER OF DAYS               TO
                                                 JULY 17, 2020 (b)    AUGUST 31, 2020     IN THE PERIOD       AUGUST 31, 2020 (e)
-----------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY BUFFER ETF - JULY (FJUL)
Actual                                               $1,000.00           $1,045.30            0.85%                  $1.09
Hypothetical (5% return before expenses)             $1,000.00           $1,020.86            0.85%                  $4.32

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JULY (DJUL)
Actual                                               $1,000.00           $1,023.80            0.85%                  $1.08
Hypothetical (5% return before expenses)             $1,000.00           $1,020.86            0.85%                  $4.32

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED            EXPENSES PAID
                                                                                          EXPENSE RATIO        DURING THE PERIOD
                                                     BEGINNING            ENDING          BASED ON THE        AUGUST 10, 2020 (b)
                                                   ACCOUNT VALUE       ACCOUNT VALUE     NUMBER OF DAYS               TO
                                                AUGUST 10, 2020 (b)   AUGUST 31, 2020   IN THE PERIOD (f)   AUGUST 31, 2020 (f) (g)
-----------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST FUND OF BUFFER ETFS (BUFR)
Actual                                               $1,000.00           $1,018.00            0.20%                  $0.12
Hypothetical (5% return before expenses)             $1,000.00           $1,024.13            0.20%                  $1.02


(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (March 1, 2020 through August 31, 2020), multiplied by 184/366 (to reflect the six-month period).

(b)   Inception date.

(c) Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (May 15, 2020 through August 31, 2020), multiplied by 109/366. Hypothetical expenses are assumed for the most recent six-month period.

(d) Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (June 19, 2020 through August 31, 2020), multiplied by 74/366. Hypothetical expenses are assumed for the most recent six-month period.

(e) Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (July 17, 2020 through August 31, 2020), multiplied by 46/366. Hypothetical expenses are assumed for the most recent six-month period.

(f) Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.

(g) Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 10, 2020 through August 31, 2020), multiplied by 22/366. Hypothetical expenses are assumed for the most recent six-month period.

FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.2%

       417,525  Dreyfus Government Cash Management Fund, Institutional Shares - 0.04% (a)......................  $      417,525
                (Cost $417,525)                                                                                  --------------

                TOTAL INVESTMENTS -- 1.2%......................................................................         417,525
                (Cost $417,525) (b)                                                                              --------------

  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   ----------   --------------
PURCHASED OPTIONS -- 107.4%

CALL OPTIONS PURCHASED -- 98.8%
         1,054  SPDR(R) S&P 500(R) ETF Trust.......................   $  36,817,274   $      3.39    08/20/21        35,821,244
                (Cost $34,975,742)                                                                               --------------

PUT OPTIONS PURCHASED -- 8.6%
         1,054  SPDR(R) S&P 500(R) ETF Trust.......................      36,817,274        339.48    08/20/21         3,115,624
                (Cost $3,383,030)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................      38,936,868
                (Cost $38,358,772)                                                                               --------------

WRITTEN OPTIONS -- (8.6)%

CALL OPTIONS WRITTEN -- (2.9)%
        (1,054) SPDR(R) S&P 500(R) ETF Trust.......................     (36,817,274)       389.42    08/20/21        (1,057,162)
                (Premiums received $768,364)                                                                     --------------

PUT OPTIONS WRITTEN -- (5.7)%

        (1,054) SPDR(R) S&P 500(R) ETF Trust.......................     (36,817,274)       305.53    08/20/21        (2,047,922)
                (Premiums received $2,139,435)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (3,105,084)
                (Premiums received $2,907,799)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.0)%.....................................................          (2,831)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   36,246,478
                                                                                                                 ==============

-----------------------------
(a)   Rate shown reflects yield as of August 31, 2020.

(b) Aggregate cost for federal income tax purposes is $35,868,498. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $943,319 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $562,508. The net unrealized appreciation was $380,811. The amounts presented are inclusive of derivative contracts.


                        See Notes to Financial Statements                Page 35

FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Money Market Funds..............................  $      417,525     $     417,525     $          --     $          --
                                                  --------------     -------------     -------------     -------------
Total Investments...............................         417,525           417,515                --                --
Call Options Purchased..........................      35,821,244                --        35,821,244                --
Put Options Purchased...........................       3,115,624                --         3,115,624                --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $   39,354,393     $     417,525     $  38,936,868     $          --
                                                  ==============     =============     =============     =============

                                                  LIABILITIES TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Call Options Written............................  $   (1,057,162)    $          --     $  (1,057,162)    $          --
Put Options Written.............................      (2,047,922)               --        (2,047,922)               --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $   (3,105,084)    $          --     $  (3,105,084)    $          --
                                                  ==============     =============     =============     =============


Page 36                 See Notes to Financial Statements

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.2%
     1,642,501  Dreyfus Government Cash Management Fund, Institutional Shares - 0.04% (a)......................  $    1,642,501
                (Cost $1,642,501)                                                                                --------------

                TOTAL INVESTMENTS -- 1.2%......................................................................       1,642,501
                (Cost $1,642,501) (b)                                                                            --------------

  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   ----------   --------------
PURCHASED OPTIONS -- 106.5%

CALL OPTIONS PURCHASED -- 99.5%
         3,899  SPDR(R) S&P 500(R) ETF Trust.......................   $ 136,195,969   $      3.38    08/20/21       132,792,142
                (Cost $128,930,660)                                                                              --------------

PUT OPTIONS PURCHASED -- 7.0%
         3,899  SPDR(R) S&P 500(R) ETF Trust.......................     136,195,969        322.51    08/20/21         9,295,216
                (Cost $10,635,284)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     142,087,358
                (Cost $139,565,944)                                                                              --------------

WRITTEN OPTIONS -- (7.6)%

CALL OPTIONS WRITTEN -- (5.4)%
        (3,899) SPDR(R) S&P 500(R) ETF Trust.......................    (136,195,969)       368.78    08/20/21        (7,205,352)
                (Premiums received $5,753,422)                                                                   --------------

PUT OPTIONS WRITTEN -- (2.2)%
        (3,899) SPDR(R) S&P 500(R) ETF Trust.......................    (136,195,969)       237.64    08/20/21        (2,939,846)
                (Premiums received $2,917,440)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................     (10,145,198)
                (Premiums received $8,670,862)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (153,170)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  133,431,491
                                                                                                                 ==============

-----------------------------
(a)   Rate shown reflects yield as of August 31, 2020.

(b) Aggregate cost for federal income tax purposes is $132,537,583. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,861,482 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,814,404. The net unrealized appreciation was $1,047,078. The amounts presented are inclusive of derivative contracts.


                        See Notes to Financial Statements                Page 37

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Money Market Funds..............................  $    1,642,501     $   1,642,501     $          --     $          --
                                                  --------------     -------------     -------------     -------------
Total Investments...............................       1,642,501         1,642,501                --                --
Call Options Purchased..........................     132,792,142                --       132,792,142                --
Put Options Purchased...........................       9,295,216                --         9,295,216                --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $  143,729,859     $   1,642,501     $ 142,087,358     $          --
                                                  ==============     =============     =============     =============

                                                  LIABILITIES TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Call Options Written............................  $   (7,205,352)    $          --     $  (7,205,352)    $          --
Put Options Written.............................      (2,939,846)               --        (2,939,846)               --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $  (10,145,198)    $          --     $ (10,145,198)    $          --
                                                  ==============     =============     =============     =============


Page 38                 See Notes to Financial Statements

FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.6%

       765,760  Dreyfus Government Cash Management Fund, Institutional Shares - 0.04% (a)......................  $      765,760
                (Cost $765,760)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.6%......................................................................         765,760
                (Cost $765,760) (b)                                                                              --------------

  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   ----------   --------------
PURCHASED OPTIONS -- 104.7%

CALL OPTIONS PURCHASED -- 102.7%
         4,116  SPDR(R) S&P 500(R) ETF Trust.......................   $ 143,775,996   $      3.12    11/20/20       141,899,100
                (Cost $123,353,130)                                                                              --------------

PUT OPTIONS PURCHASED -- 2.0%
         4,116  SPDR(R) S&P 500(R) ETF Trust.......................     143,775,996        311.79    11/20/20         2,831,808
                (Cost $8,870,583)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................     144,730,908
                (Cost $132,223,713)                                                                              --------------

WRITTEN OPTIONS -- (5.2)%

CALL OPTIONS WRITTEN -- (4.2)%
        (4,116) SPDR(R) S&P 500(R) ETF Trust.......................    (143,775,996)       350.33    11/20/20        (5,861,184)
                (Premiums received $1,548,951)                                                                   --------------

PUT OPTIONS WRITTEN -- (1.0)%
        (4,116) SPDR(R) S&P 500(R) ETF Trust.......................    (143,775,996)       280.61    11/20/20        (1,415,904)
                (Premiums received $6,140,533)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (7,277,088)
                (Premiums received $7,689,484)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (86,626)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  138,132,954
                                                                                                                 ==============

-----------------------------
(a)   Rate shown reflects yield as of August 31, 2020.

(b) Aggregate cost for federal income tax purposes is $129,122,488. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $22,897,096 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,800,004. The net unrealized appreciation was $9,097,092. The amounts presented are inclusive of derivative contracts.


                        See Notes to Financial Statements                Page 39

FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                 ASSETS TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Money Market Funds..............................  $      765,760     $     765,760     $          --     $          --
                                                  --------------     -------------     -------------     -------------
Total Investments...............................         765,760           765,760                --                --
Call Options Purchased..........................     141,899,100                --       141,899,100                --
Put Options Purchased...........................       2,831,808                --         2,831,808                --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $  145,496,668     $     765,760     $ 144,730,908     $          --
                                                  ==============     =============     =============     =============

                                                  LIABILITIES TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Call Options Written............................  $   (5,861,184)    $          --     $  (5,861,184)    $          --
Put Options Written.............................      (1,415,904)               --        (1,415,904)               --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $   (7,277,088)    $          --     $  (7,277,088)    $          --
                                                  ==============     =============     =============     =============


Page 40                 See Notes to Financial Statements

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.5%

       710,607  Dreyfus Government Cash Management Fund, Institutional Shares - 0.04% (a)......................  $      710,607
                (Cost $710,607)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.5%......................................................................         710,607
                (Cost $710,607) (b)                                                                              --------------

  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   ----------   --------------
PURCHASED OPTIONS -- 107.0%

CALL OPTIONS PURCHASED -- 105.6%
         4,459  SPDR(R) S&P 500(R) ETF Trust.......................   $ 155,757,329   $      3.13    11/20/20       154,162,426
                (Cost $119,862,479)                                                                              --------------

PUT OPTIONS PURCHASED -- 1.4%
         4,459  SPDR(R) S&P 500(R) ETF Trust.......................     155,757,329        296.20    11/20/20         2,015,151
                (Cost $15,153,990)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     156,177,577
                (Cost $135,016,469)                                                                              --------------

WRITTEN OPTIONS -- (7.4)%

CALL OPTIONS WRITTEN -- (7.1)%
        (4,459) SPDR(R) S&P 500(R) ETF Trust.......................    (155,757,329)       337.11    11/20/20       (10,342,131)
                (Premiums received $1,889,856)                                                                   --------------

PUT OPTIONS WRITTEN -- (0.3)%
        (4,459) SPDR(R) S&P 500(R) ETF Trust.......................    (155,757,329)       218.25    11/20/20          (432,640)
                (Premiums received $5,946,889)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................     (10,774,771)
                (Premiums received $7,836,745)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (100,968)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  146,012,445
                                                                                                                 ==============

-----------------------------
(a)   Rate shown reflects yield as of August 31, 2020.

(b) Aggregate cost for federal income tax purposes is $131,396,208. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $38,465,903 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $23,748,698. The net unrealized appreciation was $14,717,205. The amounts presented are inclusive of derivative contracts.


                        See Notes to Financial Statements                Page 41

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Money Market Funds..............................  $      710,607     $     710,607     $          --     $          --
                                                  --------------     -------------     -------------     -------------
Total Investments...............................         710,607           710,607                --                --
Call Options Purchased..........................     154,162,426                --       154,162,426                --
Put Options Purchased...........................       2,015,151                --         2,015,151                --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $  156,888,184     $     710,607     $ 156,177,577     $          --
                                                  ==============     =============     =============     =============

                                                  LIABILITIES TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Call Options Written............................  $  (10,342,131)    $          --     $ (10,342,131)    $          --
Put Options Written.............................        (432,640)               --          (432,640)               --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $  (10,774,771)    $          --     $ (10,774,771)    $          --
                                                  ==============     =============     =============     =============


Page 42                 See Notes to Financial Statements

FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.8%

     1,657,743  Dreyfus Government Cash Management Fund, Institutional Shares - 0.04% (a)......................  $    1,657,743
                (Cost $1,657,743)                                                                                --------------

                TOTAL INVESTMENTS -- 0.8%......................................................................       1,657,743
                (Cost $1,657,743) (b)                                                                            --------------

  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   ----------   --------------
PURCHASED OPTIONS -- 105.6%

CALL OPTIONS PURCHASED -- 100.3%
         6,164  SPDR(R) S&P 500(R) ETF Trust.......................   $ 215,314,684   $      3.33    02/19/21       211,425,200
                (Cost $188,454,291)                                                                              --------------

PUT OPTIONS PURCHASED -- 5.3%
         6,164  SPDR(R) S&P 500(R) ETF Trust.......................     215,314,684        333.48    02/19/21        11,249,300
                (Cost $19,785,588)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     222,674,500
                (Cost $208,239,879)                                                                              --------------

WRITTEN OPTIONS -- (6.3)%

CALL OPTIONS WRITTEN -- (3.2)%
        (6,164) SPDR(R) S&P 500(R) ETF Trust.......................    (215,314,684)       369.33    02/19/21        (6,700,268)
                (Premiums received $1,749,231)                                                                   --------------

PUT OPTIONS WRITTEN -- (3.1)%
        (6,164) SPDR(R) S&P 500(R) ETF Trust.......................    (215,314,684)       300.13    02/19/21        (6,589,316)
                (Premiums received $12,945,246)                                                                  --------------

                TOTAL WRITTEN OPTIONS..........................................................................     (13,289,584)
                (Premiums received $14,694,477)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (117,242)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  210,925,417
                                                                                                                 ==============

-----------------------------
(a)   Rate shown reflects yield as of August 31, 2020.

(b) Aggregate cost for federal income tax purposes is $200,192,112. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $29,268,393 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $18,417,846. The net unrealized appreciation was $10,850,547. The amounts presented are inclusive of derivative contracts.


                        See Notes to Financial Statements                Page 43

FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Money Market Funds..............................  $    1,657,743     $   1,657,743     $          --     $          --
                                                  --------------     -------------     -------------     -------------
Total Investments...............................       1,657,743         1,657,743                --                --
Call Options Purchased..........................     211,425,200                --       211,425,200                --
Put Options Purchased...........................      11,249,300                --        11,249,300                --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $  224,332,243     $   1,657,743     $ 222,674,500     $          --
                                                  ==============     =============     =============     =============

                                                  LIABILITIES TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Call Options Written............................  $   (6,700,268)    $          --     $  (6,700,268)    $          --
Put Options Written.............................      (6,589,316)               --        (6,589,316)               --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $  (13,289,584)    $          --     $ (13,289,584)    $          --
                                                  ==============     =============     =============     =============


Page 44                 See Notes to Financial Statements

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.8%

     4,097,553  Dreyfus Government Cash Management Fund, Institutional Shares - 0.04% (a)......................  $    4,097,553
                (Cost $4,097,553)                                                                                --------------

                TOTAL INVESTMENTS -- 0.8%......................................................................       4,097,553
                (Cost $4,097,553) (b)                                                                            --------------

  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   ----------   --------------
PURCHASED OPTIONS -- 105.5%

CALL OPTIONS PURCHASED -- 101.4%
        15,732  SPDR(R) S&P 500(R) ETF Trust.......................   $ 549,534,492   $      3.32    02/19/21       541,563,393
                (Cost $443,768,486)                                                                              --------------

PUT OPTIONS PURCHASED -- 4.1%
        15,732  SPDR(R) S&P 500(R) ETF Trust.......................     549,534,492        316.81    02/19/21        22,110,835
                (Cost $56,484,107)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     563,674,228
                (Cost $500,252,593)                                                                              --------------

WRITTEN OPTIONS -- (6.2)%

CALL OPTIONS WRITTEN -- (5.1)%
       (15,732) SPDR(R) S&P 500(R) ETF Trust.......................    (549,534,492)       358.49    02/19/21       (27,234,779)
                (Premiums received $3,901,769)                                                                   --------------

PUT OPTIONS WRITTEN -- (1.1)%
       (15,732) SPDR(R) S&P 500(R) ETF Trust.......................    (549,534,492)       233.44    02/19/21        (5,885,064)
                (Premiums received $19,987,546)                                                                  --------------

                TOTAL WRITTEN OPTIONS..........................................................................     (33,119,843)
                (Premiums received $23,889,315)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (376,299)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  534,275,639
                                                                                                                 ==============

-----------------------------
(a)   Rate shown reflects yield as of August 31, 2020.

(b) Aggregate cost for federal income tax purposes is $494,647,351. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $104,376,525 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $64,371,938. The net unrealized appreciation was $40,004,587. The amounts presented are inclusive of derivative contracts.


                        See Notes to Financial Statements                Page 45

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Money Market Funds..............................  $    4,097,553     $   4,097,553     $          --     $          --
                                                  --------------     -------------     -------------     -------------
Total Investments...............................       4,097,553         4,097,553                --                --
Call Options Purchased..........................     541,563,393                --       541,563,393                --
Put Options Purchased...........................      22,110,835                --        22,110,835                --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $  567,771,781     $   4,097,553     $ 563,674,228     $          --
                                                  ==============     =============     =============     =============

                                                  LIABILITIES TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Call Options Written............................  $  (27,234,779)    $          --     $ (27,234,779)    $          --
Put Options Written.............................      (5,885,064)               --        (5,885,064)               --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $  (33,119,843)    $          --     $ (33,119,843)    $          --
                                                  ==============     =============     =============     =============


Page 46                 See Notes to Financial Statements

FT CBOE VEST U.S. EQUITY BUFFER ETF - MAY (FMAY)

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.9%

       365,235  Dreyfus Government Cash Management Fund, Institutional Shares - 0.04% (a)......................  $      365,235
                (Cost $365,235)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.9%......................................................................         365,235
                (Cost $365,235) (b)                                                                              --------------

  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   ----------   --------------
PURCHASED OPTIONS -- 113.1%

CALL OPTIONS PURCHASED -- 109.5%
         1,219  SPDR(R) S&P 500(R) ETF Trust.......................   $  42,580,889   $      2.86    05/21/21        42,136,189
                (Cost $35,656,874)                                                                               --------------

PUT OPTIONS PURCHASED -- 3.6%
         1,219  SPDR(R) S&P 500(R) ETF Trust.......................      42,580,889        286.28    05/21/21         1,379,638
                (Cost $3,224,527)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................      43,515,827
                (Cost $38,881,401)                                                                               --------------

WRITTEN OPTIONS -- (13.9)%

CALL OPTIONS WRITTEN -- (11.6)%
        (1,219) SPDR(R) S&P 500(R) ETF Trust.......................     (42,580,889)       335.15    05/21/21        (4,468,696)
                (Premiums received $1,299,486)                                                                   --------------

PUT OPTIONS WRITTEN -- (2.3)%
        (1,219) SPDR(R) S&P 500(R) ETF Trust.......................     (42,580,889)       257.65    05/21/21          (898,412)
                (Premiums received $2,157,275)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (5,367,108)
                (Premiums received $3,456,761)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (27,024)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   38,486,930
                                                                                                                 ==============

-----------------------------
(a)   Rate shown reflects yield as of August 31, 2020.

(b) Aggregate cost for federal income tax purposes is $35,789,875. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,738,179 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,014,100. The net unrealized appreciation was $2,724,079. The amounts presented are inclusive of derivative contracts.


                        See Notes to Financial Statements                Page 47

FT CBOE VEST U.S. EQUITY BUFFER ETF - MAY (FMAY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Money Market Funds..............................  $      365,235     $     365,235     $          --     $          --
                                                  --------------     -------------     -------------     -------------
Total Investments...............................         365,235           365,235                --                --
Call Options Purchased..........................      42,136,189                --        42,136,189                --
Put Options Purchased...........................       1,379,638                --         1,379,638                --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $   43,881,062     $     365,235     $  43,515,827     $          --
                                                  ==============     =============     =============     =============

                                                  LIABILITIES TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Call Options Written............................  $   (4,468,696)    $          --     $  (4,468,696)    $          --
Put Options Written.............................        (898,412)               --          (898,412)               --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $   (5,367,108)    $          --     $  (5,367,108)    $          --
                                                  ==============     =============     =============     =============


Page 48                 See Notes to Financial Statements

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MAY (DMAY)

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.9%

       104,990  Dreyfus Government Cash Management Fund, Institutional Shares - 0.04% (a)......................  $      104,990
                (Cost $104,990)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.9%......................................................................         104,990
                (Cost $104,990) (b)                                                                              --------------

  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   ----------   --------------
PURCHASED OPTIONS -- 117.0%

CALL OPTIONS PURCHASED -- 114.0%
           371  SPDR(R) S&P 500(R) ETF Trust.......................   $  12,959,401   $      2.85    05/21/21        12,824,428
                (Cost $10,757,299)                                                                               --------------

PUT OPTIONS PURCHASED -- 3.0%
           371  SPDR(R) S&P 500(R) ETF Trust.......................      12,959,401        271.97    05/21/21           339,302
                (Cost $862,946)                                                                                  --------------

                TOTAL PURCHASED OPTIONS........................................................................      13,163,730
                (Cost $11,620,245)                                                                               --------------

WRITTEN OPTIONS -- (17.8)%

CALL OPTIONS WRITTEN -- (16.8)%
          (371) SPDR(R) S&P 500(R) ETF Trust.......................     (12,959,401)       314.76    05/21/21        (1,895,802)
                (Premiums received $685,366)                                                                     --------------

PUT OPTIONS WRITTEN -- (1.0)%
          (371) SPDR(R) S&P 500(R) ETF Trust.......................     (12,959,401)       200.40    05/21/21          (110,606)
                (Premiums received $277,859)                                                                     --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (2,006,408)
                (Premiums received $963,225)                                                                     --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................          (7,721)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   11,254,591
                                                                                                                 ==============

-----------------------------

(a)   Rate shown reflects yield as of August 31, 2020.

(b) Aggregate cost for federal income tax purposes is $10,762,010. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,234,383 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,734,081. The net unrealized appreciation was $500,302. The amounts presented are inclusive of derivative contracts.


                        See Notes to Financial Statements                Page 49

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MAY (DMAY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Money Market Funds..............................  $      104,990     $     104,990     $          --     $          --
                                                  --------------     -------------     -------------     -------------
Total Investments...............................         104,990           104,990                --                --
Call Options Purchased..........................      12,824,428                --        12,824,428                --
Put Options Purchased...........................         339,302                --           339,302                --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $   13,268,720     $     104,990     $  13,163,730     $          --
                                                  ==============     =============     =============     =============

                                                  LIABILITIES TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Call Options Written............................  $   (1,895,802)    $          --     $  (1,895,802)    $          --
Put Options Written.............................        (110,606)               --          (110,606)               --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $   (2,006,408)    $          --     $  (2,006,408)    $          --
                                                  ==============     =============     =============     =============


Page 50                 See Notes to Financial Statements

FT CBOE VEST U.S. EQUITY BUFFER ETF - JUNE (FJUN)

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.1%

       519,655  Dreyfus Government Cash Management Fund, Institutional Shares - 0.04% (a)......................  $      519,655
                (Cost $519,655)                                                                                  --------------

                TOTAL INVESTMENTS -- 1.1%......................................................................         519,655
                (Cost $519,655) (b)                                                                              --------------

  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   ----------   --------------
PURCHASED OPTIONS -- 108.4%

CALL OPTIONS PURCHASED -- 103.2%
         1,470  SPDR(R) S&P 500(R) ETF Trust.......................   $  51,348,570   $      3.09    06/18/21        50,388,804
                (Cost $44,208,940)                                                                               --------------

PUT OPTIONS PURCHASED -- 5.2%
         1,470  SPDR(R) S&P 500(R) ETF Trust.......................      51,348,570        308.64    06/18/21         2,551,265
                (Cost $4,752,569)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................      52,940,069
                (Cost $48,961,509)                                                                               --------------

WRITTEN OPTIONS -- (9.4)%

CALL OPTIONS WRITTEN -- (6.1)%
        (1,470) SPDR(R) S&P 500(R) ETF Trust.......................     (51,348,570)       363.33    06/18/21        (2,950,279)
                (Premiums received $764,074)                                                                     --------------

PUT OPTIONS WRITTEN -- (3.3)%
        (1,470) SPDR(R) S&P 500(R) ETF Trust.......................     (51,348,570)       277.78    06/18/21        (1,630,087)
                (Premiums received $3,164,609)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (4,580,366)
                (Premiums received $3,928,683)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (34,651)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   48,844,707
                                                                                                                 ==============

-----------------------------
(a)   Rate shown reflects yield as of August 31, 2020.

(b) Aggregate cost for federal income tax purposes is $45,552,481. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,714,385 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,387,508. The net unrealized appreciation was $3,326,877. The amounts presented are inclusive of derivative contracts.


                        See Notes to Financial Statements                Page 51

FT CBOE VEST U.S. EQUITY BUFFER ETF - JUNE (FJUN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Money Market Funds..............................  $      519,655     $     519,655     $          --     $          --
                                                  --------------     -------------     -------------     -------------
Total Investments...............................         519,655           519,655                --                --
Call Options Purchased..........................      50,388,804                --        50,388,804                --
Put Options Purchased...........................       2,551,265                --         2,551,265                --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $   53,459,724     $     519,655     $  52,940,069     $          --
                                                  ==============     =============     =============     =============

                                                  LIABILITIES TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Call Options Written............................  $   (2,950,279)    $          --     $  (2,950,279)    $          --
Put Options Written.............................      (1,630,087)               --        (1,630,087)               --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $   (4,580,366)    $          --     $  (4,580,366)    $          --
                                                  ==============     =============     =============     =============


Page 52                 See Notes to Financial Statements

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JUNE (DJUN)

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.0%

       211,192  Dreyfus Government Cash Management Fund, Institutional Shares - 0.04% (a)......................  $      211,192
                (Cost $211,192)                                                                                  --------------

                TOTAL INVESTMENTS -- 1.0%......................................................................         211,192
                (Cost $211,192) (b)                                                                              --------------

  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   ----------   --------------
PURCHASED OPTIONS -- 110.6%

CALL OPTIONS PURCHASED -- 106.3%
           637  SPDR(R) S&P 500(R) ETF Trust.......................   $  22,251,047   $      3.08    06/18/21        21,835,785
                (Cost $19,191,777)                                                                               --------------

PUT OPTIONS PURCHASED -- 4.3%
           637  SPDR(R) S&P 500(R) ETF Trust.......................      22,251,047        293.21    06/18/21           885,037
                (Cost $1,673,958)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................      22,720,822
                (Cost $20,865,735)                                                                               --------------

WRITTEN OPTIONS -- (11.5)%

CALL OPTIONS WRITTEN -- (10.2)%
          (637) SPDR(R) S&P 500(R) ETF Trust.......................     (22,251,047)       340.37    06/18/21        (2,092,917)
                (Premiums received $785,495)                                                                     --------------

PUT OPTIONS WRITTEN -- (1.3)%
          (637) SPDR(R) S&P 500(R) ETF Trust.......................     (22,251,047)       216.05    06/18/21          (274,143)
                (Premiums received $522,838)                                                                     --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (2,367,060)
                (Premiums received $1,308,333)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (14,274)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   20,550,680
                                                                                                                 ==============

-----------------------------
(a)   Rate shown reflects yield as of August 31, 2020.

(b) Aggregate cost for federal income tax purposes is $19,768,594. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,892,703 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,096,343. The net unrealized appreciation was $796,360 The amounts presented are inclusive of derivative contracts.


                        See Notes to Financial Statements                Page 53

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JUNE (DJUN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Money Market Funds..............................  $      211,192     $     211,192     $          --     $          --
                                                  --------------     -------------     -------------     -------------
Total Investments...............................         211,192           211,192                --                --
Call Options Purchased..........................      21,835,785                --        21,835,785                --
Put Options Purchased...........................         885,037                --           885,037                --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $   22,932,014     $     211,192     $  22,720,822     $          --
                                                  ==============     =============     =============     =============

                                                  LIABILITIES TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Call Options Written............................  $   (2,092,917)    $          --     $  (2,092,917)    $          --
Put Options Written.............................        (274,143)               --          (274,143)               --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $   (2,367,060)    $          --     $   2,367,060)    $          --
                                                  ==============     =============     =============     =============


Page 54                 See Notes to Financial Statements

FT CBOE VEST U.S. EQUITY BUFFER ETF - JULY (FJUL)

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.1%

       375,044  Dreyfus Government Cash Management Fund, Institutional Shares - 0.04% (a)......................  $      375,044
                (Cost $375,044)                                                                                  --------------

                TOTAL INVESTMENTS -- 1.1%......................................................................         375,044
                (Cost $375,044) (b)                                                                              --------------

  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   ----------   --------------
PURCHASED OPTIONS -- 108.6%

CALL OPTIONS PURCHASED -- 102.1%
           987  SPDR(R) S&P 500(R) ETF Trust.......................   $  34,476,897   $      3.22    07/16/21        33,881,435
                (Cost $31,778,155)                                                                               --------------

PUT OPTIONS PURCHASED -- 6.5%
           987  SPDR(R) S&P 500(R) ETF Trust.......................      34,476,897        321.72    07/16/21         2,158,022
                (Cost $2,725,687)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................      36,039,457
                (Cost $34,503,842)                                                                               --------------

WRITTEN OPTIONS -- (9.6)%

CALL OPTIONS WRITTEN -- (5.5)%
          (987) SPDR(R) S&P 500(R) ETF Trust.......................     (34,476,897)       369.82    07/16/21        (1,821,174)
                (Premiums received $842,867)                                                                     --------------

PUT OPTIONS WRITTEN -- (4.1)%
          (987) SPDR(R) S&P 500(R) ETF Trust.......................     (34,476,897)       289.55    07/16/21        (1,382,047)
                (Premiums received $1,751,748)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (3,203,221)
                (Premiums received $2,594,615)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (16,841)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   33,194,439
                                                                                                                 ==============

-----------------------------
(a)   Rate shown reflects yield as of August 31, 2020.

(b) Aggregate cost for federal income tax purposes is $32,284,271. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,477,031 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,550,022. The net unrealized appreciation was $927,009. The amounts presented are inclusive of derivative contracts.


                        See Notes to Financial Statements                Page 55

FT CBOE VEST U.S. EQUITY BUFFER ETF - JULY (FJUL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Money Market Funds..............................  $      375,044     $     375,044     $          --     $          --
                                                  --------------     -------------     -------------     -------------
Total Investments...............................         375,044           375,044                --                --
Call Options Purchased..........................      33,881,435                --        33,881,435                --
Put Options Purchased...........................       2,158,022                --         2,158,022                --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $   36,414,501     $     375,044     $  36,039,457     $          --
                                                  ==============     =============     =============     =============

                                                  LIABILITIES TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Call Options Written............................  $   (1,821,174)    $          --     $  (1,821,174)    $          --
Put Options Written.............................      (1,382,047)               --        (1,382,047)               --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $   (3,203,221)    $          --     $  (3,203,221)    $          --
                                                  ==============     =============     =============     =============


Page 56                 See Notes to Financial Statements

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JULY (DJUL)

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.1%

       136,868  Dreyfus Government Cash Management Fund, Institutional Shares - 0.04% (a)......................  $      136,868
                (Cost $136,868)                                                                                  --------------

                TOTAL INVESTMENTS -- 1.1%......................................................................         136,868
                (Cost $136,868) (b)                                                                              --------------

  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   ----------   --------------
PURCHASED OPTIONS -- 109.6%

CALL OPTIONS PURCHASED -- 104.3%
           376  SPDR(R) S&P 500(R) ETF Trust.......................   $  13,134,056   $      3.21    07/16/21        12,907,589
                (Cost $12,043,375)                                                                               --------------

PUT OPTIONS PURCHASED -- 5.3%
           376  SPDR(R) S&P 500(R) ETF Trust.......................      13,134,056        305.63    07/16/21           658,889
                (Cost $855,859)                                                                                  --------------

                TOTAL PURCHASED OPTIONS........................................................................      13,566,478
                (Cost $12,899,234)                                                                               --------------

WRITTEN OPTIONS -- (10.6)%

CALL OPTIONS WRITTEN -- (8.9)%
          (376) SPDR(R) S&P 500(R) ETF Trust.......................     (13,134,056)       348.74    07/16/21        (1,106,339)
                (Premiums received $602,543)                                                                     --------------

PUT OPTIONS WRITTEN -- (1.7)%
          (376) SPDR(R) S&P 500(R) ETF Trust.......................     (13,134,056)       225.20    07/16/21          (205,273)
                (Premiums received $256,577)                                                                     --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (1,311,612)
                (Premiums received $859,120)                                                                     --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................          (7,490)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   12,384,244
                                                                                                                 ==============

-----------------------------
(a)   Rate shown reflects yield as of August 31, 2020.

(b) Aggregate cost for federal income tax purposes is $12,176,982. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $915,518 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $700,766. The net unrealized appreciation was $214,752. The amounts presented are inclusive of derivative contracts.


                        See Notes to Financial Statements                Page 57

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JULY (DJUL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Money Market Funds..............................  $      136,868     $     136,868     $          --     $          --
                                                  --------------     -------------     -------------     -------------
Total Investments...............................         136,868           136,868                --                --
Call Options Purchased..........................      12,907,589                --        12,907,589                --
Put Options Purchased...........................         658,889                --           658,889                --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $   13,703,346     $     136,868     $  13,566,478     $          --
                                                  ==============     =============     =============     =============

                                                  LIABILITIES TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2020           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Call Options Written............................  $   (1,106,339)    $          --     $  (1,106,339)    $          --
Put Options Written.............................        (205,273)               --          (205,273)               --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $   (1,311,612)    $          --     $  (1,311,612)    $          --
                                                  ==============     =============     =============     =============


Page 58                 See Notes to Financial Statements

FT CBOE VEST FUND OF BUFFER ETFS (BUFR)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

    SHARES                 DESCRIPTION                 VALUE
--------------  ---------------------------------  --------------
                EXCHANGE-TRADED FUNDS -- 100.0%
                CAPITAL MARKETS -- 100.0%
        46,656  FT Cboe Vest U.S. Equity Buffer
                   ETF - August (a) (b)            $    1,542,042
        48,666  FT Cboe Vest U.S. Equity Buffer
                   ETF - February (a) (b)               1,537,359
        45,462  FT Cboe Vest U.S. Equity Buffer
                   ETF - May (a) (b)                    1,516,012
        46,458  FT Cboe Vest U.S. Equity Buffer
                   ETF - November (a) (b)               1,528,468
                                                   --------------
                TOTAL EXCHANGE-TRADED FUNDS
                   -- 100.0%                            6,123,881
                (Cost $6,069,106)                  --------------

                MONEY MARKET FUNDS -- 0.0%
           406  Morgan Stanley Institutional
                   Liquidity Funds - Treasury
                   Portfolio - Institutional
                   Class - 0.01% (c)                          406
                (Cost $406)                        --------------

                TOTAL INVESTMENTS -- 100.0%             6,124,287
                (Cost $6,069,512) (d)
                NET OTHER ASSETS AND
                   LIABILITIES -- (0.0)%                     (398)
                                                   --------------
                NET ASSETS -- 100.0%               $    6,123,889
                                                   ==============

-----------------------------
(a)   Investment in an affiliated fund.

(b)   Non-income producing security.

(c)   Rate shown reflects yield as of August 31, 2020.

(d) Aggregate cost for federal income tax purposes is $6,069,512. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $54,775 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $54,775.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                          LEVEL 2        LEVEL 3
                        LEVEL 1         SIGNIFICANT    SIGNIFICANT
                        QUOTED          OBSERVABLE     UNOBSERVABLE
                        PRICES            INPUTS          INPUTS
                        -------------------------------------------
Exchange-Traded Funds*  $  6,123,881    $        --    $         --
Money Market Funds               406             --              --
                        -------------------------------------------
Total Investments       $  6,124,287    $        --    $         --
                        ===========================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 59

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2020

                                                                              FT CBOE VEST          FT CBOE VEST
                                                                               U.S. EQUITY          U.S. EQUITY
                                                                              BUFFER ETF -       DEEP BUFFER ETF -
                                                                                 AUGUST                AUGUST
                                                                                 (FAUG)                (DAUG)
                                                                            -----------------    ------------------
ASSETS:
Investments, at value - Unaffiliated.....................................   $         417,525    $        1,642,501
Investments, at value - Affiliated.......................................                  --                    --
                                                                            -----------------    ------------------
   Total investments, at value...........................................             417,525             1,642,501
                                                                            -----------------    ------------------
Options contracts purchased, at value....................................          38,936,868           142,087,358
Cash.....................................................................               1,653                    --
Receivables:
   Investment securities sold............................................             141,228             5,220,944
   Dividends.............................................................                  18                   205
   Capital shares sold...................................................           1,647,846             1,608,753
                                                                            -----------------    ------------------
   Total Assets..........................................................          41,145,138           150,559,761
                                                                            -----------------    ------------------
LIABILITIES:
Options contracts written, at value......................................           3,105,084            10,145,198
Due to custodian.........................................................                  --                    87
Payables:
   Investment securities purchased.......................................           1,773,392             2,041,128
   Investment advisory fees..............................................              20,184               119,030
   Capital shares purchased..............................................                  --             4,822,827
                                                                            -----------------    ------------------
   Total Liabilities.....................................................           4,898,660            17,128,270
                                                                            -----------------    ------------------
NET ASSETS...............................................................   $      36,246,478    $      133,431,491
                                                                            =================    ==================
NET ASSETS CONSIST OF:
Paid-in capital..........................................................   $      36,758,879    $      144,961,300
Par value................................................................              11,000                41,500
Accumulated distributable earnings (loss)................................            (523,401)          (11,571,309)
                                                                            -----------------    ------------------
NET ASSETS...............................................................   $      36,246,478    $      133,431,491
                                                                            =================    ==================
NET ASSET VALUE, per share...............................................   $           32.95    $            32.15
                                                                            =================    ==================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)................................           1,100,002             4,150,002
                                                                            =================    ==================
Investments, at cost - Unaffiliated......................................   $         417,525    $        1,642,501
                                                                            =================    ==================
Investments, at cost - Affiliated........................................   $              --    $               --
                                                                            =================    ==================
Total investments, at cost...............................................   $         417,525    $        1,642,501
                                                                            =================    ==================
Premiums paid on options contracts purchased.............................   $      38,358,772    $      139,565,944
                                                                            =================    ==================
Premiums received on options contracts written...........................   $       2,907,799    $        8,670,862
                                                                            =================    ==================


Page 60                 See Notes to Financial Statements

  FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST
   U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY
  BUFFER ETF -      DEEP BUFFER ETF -     BUFFER ETF -      DEEP BUFFER ETF -     BUFFER ETF -      DEEP BUFFER ETF -
    NOVEMBER            NOVEMBER            FEBRUARY            FEBRUARY               MAY                 MAY
     (FNOV)              (DNOV)              (FFEB)              (DFEB)              (FMAY)              (DMAY)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

$         765,760   $         710,607   $       1,657,743   $       4,097,553   $         365,235   $         104,990
               --                  --                  --                  --                  --                  --
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
          765,760             710,607           1,657,743           4,097,553             365,235             104,990
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
      144,730,908         156,177,577         222,674,500         563,674,228          43,515,827          13,163,730
               --           3,183,425                 204                  --                  --                  --

           86,450                  --              99,005                  --                  --                  --
               37                  50                  78                 251                  20                   5
        1,644,802                 991           1,574,409                  --                  --                  --
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
      147,227,957         160,072,650         226,005,939         567,772,032          43,881,082          13,268,725
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

        7,277,088          10,774,771          13,289,584          33,119,843           5,367,108           2,006,408
               28                  --                  --                 235                  --                  --

        1,723,167                  --           1,661,919                  --                  --                  --
           94,720             101,018             129,019             376,315              27,044               7,726
               --           3,184,416                  --                  --                  --                  --
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
        9,095,003          14,060,205          15,080,522          33,496,393           5,394,152           2,014,134
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
$     138,132,954   $     146,012,445   $     210,925,417   $     534,275,639   $      38,486,930   $      11,254,591
=================   =================   =================   =================   =================   =================

$     129,064,629   $     132,624,561   $     199,696,175   $     495,053,626   $      35,848,441   $      10,656,791
           42,000              45,500              67,000             171,000              11,500               3,500
        9,026,325          13,342,384          11,162,242          39,051,013           2,626,989             594,300
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
$     138,132,954   $     146,012,445   $     210,925,417   $     534,275,639   $      38,486,930   $      11,254,591
=================   =================   =================   =================   =================   =================
$           32.89   $           32.09   $           31.48   $           31.24   $           33.47   $           32.16
=================   =================   =================   =================   =================   =================

        4,200,002           4,550,002           6,700,002          17,100,002           1,150,002             350,002
=================   =================   =================   =================   =================   =================
$         765,760   $         710,607   $       1,657,743   $       4,097,553   $         365,235   $         104,990
=================   =================   =================   =================   =================   =================
$              --   $              --   $              --   $              --   $              --   $              --
=================   =================   =================   =================   =================   =================
$         765,760   $         710,607   $       1,657,743   $       4,097,553   $         365,235   $         104,990
=================   =================   =================   =================   =================   =================
$     132,223,713   $     135,016,469   $     208,239,879   $     500,252,593   $      38,881,401   $      11,620,245
=================   =================   =================   =================   =================   =================
$       7,689,484   $       7,836,745   $      14,694,477   $      23,889,315   $       3,456,761   $         963,225
=================   =================   =================   =================   =================   =================


                        See Notes to Financial Statements                Page 61

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
AUGUST 31, 2020

                                                                              FT CBOE VEST          FT CBOE VEST
                                                                               U.S. EQUITY          U.S. EQUITY
                                                                              BUFFER ETF -       DEEP BUFFER ETF -
                                                                                  JUNE                  JUNE
                                                                                 (FJUN)                (DJUN)
                                                                            -----------------    ------------------
ASSETS:
Investments, at value - Unaffiliated.....................................   $         519,655    $          211,192
Investments, at value - Affiliated.......................................                  --                    --
                                                                            -----------------    ------------------
   Total investments, at value...........................................             519,655               211,192
                                                                            -----------------    ------------------
Options contracts purchased, at value....................................          52,940,069            22,720,822
Cash.....................................................................                  --                    --
Receivables:
   Investment securities sold............................................                  --                    --
   Dividends.............................................................                  26                    10
   Capital shares sold...................................................                  --                    --
                                                                            -----------------    ------------------
   Total Assets..........................................................          53,459,750            22,932,024
                                                                            -----------------    ------------------

LIABILITIES:
Options contracts written, at value......................................           4,580,366             2,367,060
Due to custodian.........................................................                  --                    --
Payables:
   Investment securities purchased.......................................                  --                    --
   Investment advisory fees..............................................              34,677                14,284
   Capital shares purchased..............................................                  --                    --
                                                                            -----------------    ------------------
   Total Liabilities.....................................................           4,615,043             2,381,344
                                                                            -----------------    ------------------
NET ASSETS...............................................................   $      48,844,707    $       20,550,680
                                                                            =================    ==================
NET ASSETS CONSIST OF:
Paid-in capital..........................................................   $      45,567,933    $       19,773,946
Par value................................................................              15,000                 6,500
Accumulated distributable earnings (loss)................................           3,261,774               770,234
                                                                            -----------------    ------------------
NET ASSETS...............................................................   $      48,844,707    $       20,550,680
                                                                            =================    ==================
NET ASSET VALUE, per share...............................................   $           32.56    $            31.62
                                                                            =================    ==================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)................................           1,500,002               650,002
                                                                            =================    ==================
Investments, at cost - Unaffiliated......................................   $         519,655    $          211,192
                                                                            =================    ==================
Investments, at cost - Affiliated........................................   $              --    $               --
                                                                            =================    ==================
Total investments, at cost...............................................   $         519,655    $          211,192
                                                                            =================    ==================
Premiums paid on options contracts purchased.............................   $      48,961,509    $       20,865,735
                                                                            =================    ==================
Premiums received on options contracts written...........................   $       3,928,683    $        1,308,333
                                                                            =================    ==================


Page 62                 See Notes to Financial Statements

  FT CBOE VEST        FT CBOE VEST
   U.S. EQUITY         U.S. EQUITY        FT CBOE VEST
  BUFFER ETF -      DEEP BUFFER ETF -        FUND OF
      JULY                JULY             BUFFER ETFS
     (FJUL)              (DJUL)              (BUFR)
-----------------   -----------------   -----------------

$         375,044   $         136,868   $             406
               --                  --           6,123,881
-----------------   -----------------   -----------------
          375,044             136,868           6,124,287
-----------------   -----------------   -----------------
       36,039,457          13,566,478                  --
               --                  --                  --

               --                  --                  --
               13                   6                  --
               --                  --                  --
-----------------   -----------------   -----------------
       36,414,514          13,703,352           6,124,287
-----------------   -----------------   -----------------


        3,203,221           1,311,612                  --
               --                  --                  --

               --                  --                  --
           16,854               7,496                 398
               --                  --                  --
-----------------   -----------------   -----------------
        3,220,075           1,319,108                 398
-----------------   -----------------   -----------------
$      33,194,439   $      12,384,244   $       6,123,889
=================   =================   =================

$      32,273,772   $      12,172,982   $       6,066,114
           10,500               4,000               3,000
          910,167             207,262              54,775
-----------------   -----------------   -----------------
$      33,194,439   $      12,384,244   $       6,123,889
=================   =================   =================
$           31.61   $           30.96   $           20.41
=================   =================   =================

        1,050,002             400,002             300,002
=================   =================   =================
$         375,044   $         136,868   $             406
=================   =================   =================
$              --   $              --   $       6,069,106
=================   =================   =================
$         375,044   $         136,868   $       6,069,512
=================   =================   =================
$      34,503,842   $      12,899,234   $              --
=================   =================   =================
$       2,594,615   $         859,120   $              --
=================   =================   =================


                        See Notes to Financial Statements                Page 63

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED AUGUST 31, 2020

                                                                              FT CBOE VEST          FT CBOE VEST
                                                                               U.S. EQUITY          U.S. EQUITY
                                                                              BUFFER ETF -       DEEP BUFFER ETF -
                                                                                 AUGUST                AUGUST
                                                                               (FAUG) (a)            (DAUG) (a)
                                                                            -----------------    ------------------
INVESTMENT INCOME:
Dividends................................................................   $           2,378    $            1,520
                                                                            -----------------    ------------------
   Total investment income...............................................               2,378                 1,520
                                                                            -----------------    ------------------
EXPENSES:
Investment advisory fees.................................................              95,585               808,493
                                                                            -----------------    ------------------
   Total expenses........................................................              95,585               808,493
                                                                            -----------------    ------------------
NET INVESTMENT INCOME (LOSS).............................................             (93,207)             (806,973)
                                                                            -----------------    ------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Purchased options contracts...........................................          (1,253,292)          (11,637,033)
   Written options contracts.............................................            (259,781)           (3,329,814)
   In-kind redemptions - Purchased options contracts.....................           3,014,282            38,590,572
   In-kind redemptions - Written options contracts.......................           1,362,268             7,896,693
                                                                            -----------------    ------------------
Net realized gain (loss).................................................           2,863,477            31,520,418
                                                                            -----------------    ------------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Affiliated..............................................                  --                    --
   Purchased options contracts...........................................             578,096             2,521,414
   Written options contracts.............................................            (197,285)           (1,474,336)
                                                                            -----------------    ------------------
Net change in unrealized appreciation (depreciation).....................             380,811             1,047,078
                                                                            -----------------    ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..................................           3,244,288            32,567,496
                                                                            -----------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.......................................................   $       3,151,081    $       31,760,523
                                                                            =================    ==================


(a) Inception date is November 6, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Inception date is November 15, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(c) Inception date is February 21, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(d) Inception date is May 15, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 64                 See Notes to Financial Statements

    FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST       FT CBOE VEST        FT CBOE VEST
     U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY        U.S. EQUITY         U.S. EQUITY
    BUFFER ETF -    DEEP BUFFER ETF -     BUFFER ETF -      DEEP BUFFER ETF -    BUFFER ETF -       DEEP BUFFER ETF -
      NOVEMBER            NOVEMBER            FEBRUARY            FEBRUARY              MAY                 MAY
     (FNOV) (b)          (DNOV) (b)          (FFEB) (c)          (DFEB) (c)         (FMAY) (d)          (DMAY) (d)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

$           1,895   $           1,191   $           1,995   $           4,671   $              84   $              31
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
            1,895               1,191               1,995               4,671                  84                  31
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

          440,452             476,231             528,562           1,901,068              77,843              25,953
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
          440,452             476,231             528,562           1,901,068              77,843              25,953
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
         (438,557)           (475,040)           (526,567)         (1,896,397)            (77,759)            (25,922)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------


       (2,198,607)         (3,639,669)         (2,172,308)        (10,535,870)            (27,764)             39,481
       (1,257,669)           (766,914)         (1,985,482)         (2,714,566)              2,761             (34,579)
               --                  --                  --                  --                  --             208,706
               --                  --                  --                  --                  --             (97,478)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
       (3,456,276)         (4,406,583)         (4,157,790)        (13,250,436)            (25,003)            116,130
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

               --                  --                  --                  --                  --                  --
       12,507,195          21,161,108          14,434,621          63,421,635           4,634,426           1,543,485
          412,396          (2,938,026)          1,404,893          (9,230,528)         (1,910,347)         (1,043,183)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
       12,919,591          18,223,082          15,839,514          54,191,107           2,724,079             500,302
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
        9,463,315          13,816,499          11,681,724          40,940,671           2,699,076             616,432
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

$       9,024,758   $      13,341,459   $      11,155,157   $      39,044,274   $       2,621,317   $         590,510
=================   =================   =================   =================   =================   =================


                        See Notes to Financial Statements                Page 65

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIOD ENDED AUGUST 31, 2020

                                                                              FT CBOE VEST          FT CBOE VEST
                                                                               U.S. EQUITY          U.S. EQUITY
                                                                              BUFFER ETF -       DEEP BUFFER ETF -
                                                                                  JUNE                  JUNE
                                                                               (FJUN) (e)            (DJUN) (e)
                                                                            -----------------    ------------------
INVESTMENT INCOME:
Dividends................................................................   $              64    $               24
                                                                            -----------------    ------------------
   Total investment income...............................................                  64                    24
                                                                            -----------------    ------------------
EXPENSES:
Investment advisory fees.................................................              68,251                27,099
                                                                            -----------------    ------------------
   Total expenses........................................................              68,251                27,099
                                                                            -----------------    ------------------
NET INVESTMENT INCOME (LOSS).............................................             (68,187)              (27,075)
                                                                            -----------------    ------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Purchased options contracts...........................................                  --                    --
   Written options contracts.............................................                  --                    --
   In-kind redemptions - Purchased options contracts.....................                  --                    --
   In-kind redemptions - Written options contracts.......................                  --                    --
                                                                            -----------------    ------------------
Net realized gain (loss).................................................                  --                    --
                                                                            -----------------    ------------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Affiliated..............................................                  --                    --
   Purchased options contracts...........................................           3,978,560             1,855,087
   Written options contracts.............................................            (651,683)           (1,058,727)
                                                                            -----------------    ------------------
Net change in unrealized appreciation (depreciation).....................           3,326,877               796,360
                                                                            -----------------    ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..................................           3,326,877               796,360
                                                                            -----------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.......................................................   $       3,258,690    $          769,285
                                                                            =================    ==================


(e) Inception date is June 19, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(f) Inception date is July 17, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(g) Inception date is August 10, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 66                 See Notes to Financial Statements

  FT CBOE VEST        FT CBOE VEST
   U.S. EQUITY         U.S. EQUITY        FT CBOE VEST
  BUFFER ETF -      DEEP BUFFER ETF -        FUND OF
      JULY                JULY             BUFFER ETFS
   (FJUL) (f)          (DJUL) (f)          (BUFR) (g)
-----------------   -----------------   -----------------

$              15   $               7   $              --
-----------------   -----------------   -----------------
               15                   7                  --
-----------------   -----------------   -----------------

           19,786               8,903                 398
-----------------   -----------------   -----------------
           19,786               8,903                 398
-----------------   -----------------   -----------------
          (19,771)             (8,896)               (398)
-----------------   -----------------   -----------------


               --                  --                  --
               --                  --                  --
               --                  --                  --
               --                  --                  --
-----------------   -----------------   -----------------
               --                  --                  --
-----------------   -----------------   -----------------

               --                  --              54,775
        1,535,615             667,244                  --
         (608,606)           (452,492)                 --
-----------------   -----------------   -----------------
          927,009             214,752              54,775
-----------------   -----------------   -----------------
          927,009             214,752              54,775
-----------------   -----------------   -----------------

$         907,238   $         205,856   $          54,377
=================   =================   =================


                        See Notes to Financial Statements                Page 67

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS


                                                                              FT CBOE VEST          FT CBOE VEST
                                                                               U.S. EQUITY          U.S. EQUITY
                                                                              BUFFER ETF -       DEEP BUFFER ETF -
                                                                                 AUGUST                AUGUST
                                                                                 (FAUG)                (DAUG)
                                                                            -----------------    ------------------
                                                                              PERIOD ENDED          PERIOD ENDED
                                                                               8/31/20 (a)          8/31/20 (a)
                                                                            -----------------    ------------------
OPERATIONS:
Net investment income (loss).............................................   $         (93,207)   $         (806,973)
Net realized gain (loss).................................................           2,863,477            31,520,418
Net change in unrealized appreciation (depreciation).....................             380,811             1,047,078
                                                                            -----------------    ------------------
Net increase (decrease) in net assets resulting from operations..........           3,151,081            31,760,523
                                                                            -----------------    ------------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold................................................          72,344,580           390,554,446
Cost of shares redeemed..................................................         (39,249,183)         (288,883,478)
                                                                            -----------------    ------------------
Net increase (decrease) in net assets resulting from shareholder
   transactions..........................................................          33,095,397           101,670,968
                                                                            -----------------    ------------------
Total increase (decrease) in net assets..................................          36,246,478           133,431,491

NET ASSETS:
Beginning of period......................................................                  --                    --
                                                                            -----------------    ------------------
End of period............................................................   $      36,246,478    $      133,431,491
                                                                            =================    ==================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..................................                  --                    --
Shares sold..............................................................           2,350,002            13,350,002
Shares redeemed..........................................................          (1,250,000)           (9,200,000)
                                                                            -----------------    ------------------
Shares outstanding, end of period........................................           1,100,002             4,150,002
                                                                            =================    ==================


(a) Inception date is November 6, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Inception date is November 15, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(c) Inception date is February 21, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(d) Inception date is May 15, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 68                 See Notes to Financial Statements

  FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST
   U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY
  BUFFER ETF -      DEEP BUFFER ETF -     BUFFER ETF -      DEEP BUFFER ETF -     BUFFER ETF -      DEEP BUFFER ETF -
    NOVEMBER            NOVEMBER            FEBRUARY            FEBRUARY               MAY                 MAY
     (FNOV)              (DNOV)              (FFEB)              (DFEB)              (FMAY)              (DMAY)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
  PERIOD ENDED        PERIOD ENDED        PERIOD ENDED        PERIOD ENDED        PERIOD ENDED        PERIOD ENDED
   8/31/20 (b)         8/31/20 (b)         8/31/20 (c)         8/31/20 (c)         8/31/20 (d)         8/31/20 (d)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

$        (438,557)  $        (475,040)  $        (526,567)  $      (1,896,397)  $         (77,759)  $         (25,922)
       (3,456,276)         (4,406,583)         (4,157,790)        (13,250,436)            (25,003)            116,130
       12,919,591          18,223,082          15,839,514          54,191,107           2,724,079             500,302
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
        9,024,758          13,341,459          11,155,157          39,044,274           2,621,317             590,510
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------


      138,591,713         154,588,117         216,560,571         596,427,291          39,122,756          15,326,498
       (9,483,517)        (21,917,131)        (16,790,311)       (101,195,926)         (3,257,143)         (4,662,417)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

      129,108,196         132,670,986         199,770,260         495,231,365          35,865,613          10,664,081
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
      138,132,954         146,012,445         210,925,417         534,275,639          38,486,930          11,254,591


               --                  --                  --                  --                  --                  --
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
$     138,132,954   $     146,012,445   $     210,925,417   $     534,275,639   $      38,486,930   $      11,254,591
=================   =================   =================   =================   =================   =================


               --                  --                  --                  --                  --                  --
        4,550,002           5,300,002           7,350,002          20,550,002           1,250,002             500,002
         (350,000)           (750,000)           (650,000)         (3,450,000)           (100,000)           (150,000)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
        4,200,002           4,550,002           6,700,002          17,100,002           1,150,002             350,002
=================   =================   =================   =================   =================   =================


                        See Notes to Financial Statements                Page 69

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                              FT CBOE VEST          FT CBOE VEST
                                                                               U.S. EQUITY          U.S. EQUITY
                                                                              BUFFER ETF -       DEEP BUFFER ETF -
                                                                                  JUNE                  JUNE
                                                                                 (FJUN)                (DJUN)
                                                                            -----------------    ------------------
                                                                              PERIOD ENDED          PERIOD ENDED
                                                                               8/31/20 (e)          8/31/20 (e)
                                                                            -----------------    ------------------
OPERATIONS:
Net investment income (loss).............................................   $         (68,187)   $          (27,075)
Net realized gain (loss).................................................                  --                    --
Net change in unrealized appreciation (depreciation).....................           3,326,877               796,360
                                                                            -----------------    ------------------
Net increase (decrease) in net assets resulting from operations..........           3,258,690               769,285
                                                                            -----------------    ------------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold................................................          45,586,017            19,781,395
Cost of shares redeemed..................................................                  --                    --
                                                                            -----------------    ------------------
Net increase (decrease) in net assets resulting from shareholder
   transactions..........................................................          45,586,017            19,781,395
                                                                            -----------------    ------------------
Total increase (decrease) in net assets..................................          48,844,707            20,550,680

NET ASSETS:
Beginning of period......................................................                  --                    --
                                                                            -----------------    ------------------
End of period............................................................   $      48,844,707    $       20,550,680
                                                                            =================    ==================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..................................                  --                    --
Shares sold..............................................................           1,500,002               650,002
Shares redeemed..........................................................                   -                    --
                                                                            -----------------    ------------------
Shares outstanding, end of period........................................           1,500,002               650,002
                                                                            =================    ==================


(e) Inception date is June 19, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(f) Inception date is July 17, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(g) Inception date is August 10, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 70                 See Notes to Financial Statements

  FT CBOE VEST        FT CBOE VEST
   U.S. EQUITY         U.S. EQUITY        FT CBOE VEST
  BUFFER ETF -      DEEP BUFFER ETF -        FUND OF
      JULY                JULY             BUFFER ETFS
     (FJUL)              (DJUL)              (BUFR)
-----------------   -----------------   -----------------
  PERIOD ENDED        PERIOD ENDED        PERIOD ENDED
   8/31/20 (f)         8/31/20 (f)         8/31/20 (g)
-----------------   -----------------   -----------------

$         (19,771)  $          (8,896)  $            (398)
               --                  --                  --
          927,009             214,752              54,775
-----------------   -----------------   -----------------
          907,238             205,856              54,377
-----------------   -----------------   -----------------


       32,287,201          12,178,388           6,069,512
               --                  --                  --
-----------------   -----------------   -----------------

       32,287,201          12,178,388           6,069,512
-----------------   -----------------   -----------------
       33,194,439          12,384,244           6,123,889


               --                  --                  --
-----------------   -----------------   -----------------
$      33,194,439   $      12,384,244   $       6,123,889
=================   =================   =================


               --                  --                  --
        1,050,002             400,002             300,002
               --                  --                  --
-----------------   -----------------   -----------------
        1,050,002             400,002             300,002
=================   =================   =================


                        See Notes to Financial Statements                Page 71

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)

                                                                     PERIOD
                                                                     ENDED
                                                                 8/31/2020 (a)
                                                                 --------------
Net asset value, beginning of period...........................     $  30.10
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.08)
Net realized and unrealized gain (loss)........................         2.93
                                                                    --------
Total from investment operations...............................         2.85
                                                                    --------
Net asset value, end of period.................................     $  32.95
                                                                    ========
TOTAL RETURN (b)...............................................         9.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 36,246
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.83)% (c)
Portfolio turnover rate (d)....................................            0%


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)

                                                                     PERIOD
                                                                     ENDED
                                                                 8/31/2020 (a)
                                                                 --------------
Net asset value, beginning of period...........................     $  30.10
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.19)
Net realized and unrealized gain (loss)........................         2.24
                                                                    --------
Total from investment operations...............................         2.05
                                                                    --------
Net asset value, end of period.................................     $  32.15
                                                                    ========
TOTAL RETURN (b)...............................................         6.81%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $133,431
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.85)% (c)
Portfolio turnover rate (d)....................................            0%

(a) Inception date is November 6, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.


Page 72                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)

                                                                     PERIOD
                                                                     ENDED
                                                                 8/31/2020 (a)
                                                                 --------------
Net asset value, beginning of period...........................     $  30.56
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.10)
Net realized and unrealized gain (loss)........................         2.43
                                                                    --------
Total from investment operations...............................         2.33
                                                                    --------
Net asset value, end of period.................................     $  32.89
                                                                    ========
TOTAL RETURN (b)...............................................         7.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $138,133
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.85)% (c)
Portfolio turnover rate (d)....................................            0%


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)

                                                                     PERIOD
                                                                     ENDED
                                                                 8/31/2020 (a)
                                                                 --------------
Net asset value, beginning of period...........................     $  30.55
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.10)
Net realized and unrealized gain (loss)........................         1.64
                                                                    --------
Total from investment operations...............................         1.54
                                                                    --------
Net asset value, end of period.................................     $  32.09
                                                                    ========
TOTAL RETURN (b)...............................................         5.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $146,012
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.85)% (c)
Portfolio turnover rate (d)....................................            0%

(a) Inception date is November 15, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.


                        See Notes to Financial Statements                Page 73

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)

                                                                     PERIOD
                                                                     ENDED
                                                                 8/31/2020 (a)
                                                                 --------------
Net asset value, beginning of period...........................     $  30.68
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.08)
Net realized and unrealized gain (loss)........................         0.88
                                                                    --------
Total from investment operations...............................         0.80
                                                                    --------
Net asset value, end of period.................................     $  31.48
                                                                    ========
TOTAL RETURN (b)...............................................         2.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $210,925
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.85)% (c)
Portfolio turnover rate (d)....................................            0%


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)

                                                                     PERIOD
                                                                     ENDED
                                                                 8/31/2020 (a)
                                                                 --------------
Net asset value, beginning of period...........................     $  30.68
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.11)
Net realized and unrealized gain (loss)........................         0.67
                                                                    --------
Total from investment operations...............................         0.56
                                                                    --------
Net asset value, end of period.................................     $  31.24
                                                                    ========
TOTAL RETURN (b)...............................................         1.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $534,276
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.85)% (c)
Portfolio turnover rate (d)....................................            0%

(a) Inception date is February 21, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.


Page 74                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - MAY (FMAY)

                                                                     PERIOD
                                                                     ENDED
                                                                 8/31/2020 (a)
                                                                 --------------
Net asset value, beginning of period...........................     $  30.34
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.07)
Net realized and unrealized gain (loss)........................         3.20
                                                                    --------
Total from investment operations...............................         3.13
                                                                    --------
Net asset value, end of period.................................     $  33.47
                                                                    ========
TOTAL RETURN (b)...............................................        10.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 38,487
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.85)% (c)
Portfolio turnover rate (d)....................................            0%


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MAY (DMAY)

                                                                     PERIOD
                                                                     ENDED
                                                                 8/31/2020 (a)
                                                                 --------------
Net asset value, beginning of period...........................     $  30.35
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.07)
Net realized and unrealized gain (loss)........................         1.88
                                                                    --------
Total from investment operations...............................         1.81
                                                                    --------
Net asset value, end of period.................................     $  32.16
                                                                    ========
TOTAL RETURN (b)...............................................         5.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 11,255
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.85)% (c)
Portfolio turnover rate (d)....................................            0%


(a) Inception date is May 15, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.


                        See Notes to Financial Statements                Page 75

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - JUNE (FJUN)

                                                                     PERIOD
                                                                     ENDED
                                                                 8/31/2020 (a)
                                                                 --------------
Net asset value, beginning of period...........................     $  30.25
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.05)
Net realized and unrealized gain (loss)........................         2.36
                                                                    --------
Total from investment operations...............................         2.31
                                                                    --------
Net asset value, end of period.................................     $  32.56
                                                                    ========
TOTAL RETURN (b)...............................................         7.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 48,845
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.85)% (c)
Portfolio turnover rate (d)....................................            0%


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JUNE (DJUN)

                                                                     PERIOD
                                                                     ENDED
                                                                 8/31/2020 (a)
                                                                 --------------
Net asset value, beginning of period...........................     $  30.25
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.04)
Net realized and unrealized gain (loss)........................         1.41
                                                                    --------
Total from investment operations...............................         1.37
                                                                    --------
Net asset value, end of period.................................     $  31.62
                                                                    ========
TOTAL RETURN (b)...............................................         4.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 20,551
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.85)% (c)
Portfolio turnover rate (d)....................................            0%

(a) Inception date is June 19, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.


Page 76                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - JULY (FJUL)

                                                                     PERIOD
                                                                     ENDED
                                                                 8/31/2020 (a)
                                                                 --------------
Net asset value, beginning of period...........................     $  30.24
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.02)
Net realized and unrealized gain (loss)........................         1.39
                                                                    --------
Total from investment operations...............................         1.37
                                                                    --------
Net asset value, end of period.................................     $  31.61
                                                                    ========
TOTAL RETURN (b)...............................................         4.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 33,194
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.85)% (c)
Portfolio turnover rate (d)....................................            0%


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JULY (DJUL)

                                                                     PERIOD
                                                                     ENDED
                                                                 8/31/2020 (a)
                                                                 --------------
Net asset value, beginning of period...........................     $  30.24
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.02)
Net realized and unrealized gain (loss)........................         0.74
                                                                    --------
Total from investment operations...............................         0.72
                                                                    --------
Net asset value, end of period.................................     $  30.96
                                                                    ========
TOTAL RETURN (b)...............................................         2.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 12,384
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.85)% (c)
Portfolio turnover rate (d)....................................            0%

(a) Inception date is July 17, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.


                        See Notes to Financial Statements                Page 77

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FT CBOE VEST FUND OF BUFFER ETFS (BUFR)

                                                                     PERIOD
                                                                     ENDED
                                                                 8/31/2020 (a)
                                                                 --------------
Net asset value, beginning of period...........................     $  20.05
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................           --
Net realized and unrealized gain (loss)........................         0.36
                                                                    --------
Total from investment operations...............................         0.36
                                                                    --------
Net asset value, end of period.................................     $  20.41
                                                                    ========
TOTAL RETURN (b)...............................................         1.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $  6,124
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)..............         0.20% (d)
Ratio of net investment income (loss) to average net assets....        (0.20)% (d)
Portfolio turnover rate (e)....................................            0%

(a) Inception date is August 10, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. The ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 78                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-five funds that are offering shares. This report covers the thirteen funds listed below. The shares of each fund are listed and traded on the Cboe BZX Exchange, Inc. ("Cboe BZX").

      FT Cboe Vest U.S. Equity Buffer ETF - August - (Cboe BZX ticker "FAUG")(1) FT Cboe Vest U.S. Equity Deep Buffer ETF - August - (Cboe BZX ticker
         "DAUG")(1)
      FT Cboe Vest U.S. Equity Buffer ETF - November - (Cboe BZX ticker
         "FNOV")(2)
      FT Cboe Vest U.S. Equity Deep Buffer ETF - November - (Cboe BZX ticker
         "DNOV")(2)
      FT Cboe Vest U.S. Equity Buffer ETF - February - (Cboe BZX ticker
         "FFEB")(3)
      FT Cboe Vest U.S. Equity Deep Buffer ETF - February - (Cboe BZX ticker
         "DFEB")(3)
      FT Cboe Vest U.S. Equity Buffer ETF - May - (Cboe BZX ticker "FMAY")(4)
      FT Cboe Vest U.S. Equity Deep Buffer ETF - May - (Cboe BZX ticker
         "DMAY")(4)
      FT Cboe Vest U.S. Equity Buffer ETF - June - (Cboe BZX ticker "FJUN")(5) FT Cboe Vest U.S. Equity Deep Buffer ETF - June - (Cboe BZX ticker
         "DFUN")(5)
      FT Cboe Vest U.S. Equity Buffer ETF - July - (Cboe BZX ticker "FJUL")(6) FT Cboe Vest U.S. Equity Deep Buffer ETF - July - (Cboe BZX ticker
          "DJUL")(6)
      FT Cboe Vest Fund of Buffer ETFs - (Cboe BZX ticker BUFR")(7)

(1) Commenced investment operations on November 6, 2019.

(2) Commenced investment operations on November 15, 2019.

(3) Commenced investment operations on February 21, 2020.

(4) Commenced investment operations on May 15, 2020.

(5) Commenced investment operations on June 19, 2020.

(6) Commenced investment operations on July 17, 2020.

(7) Commenced investment operations on August 10, 2020.

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued, for cash, and, in certain circumstances, in-kind for securities in which a Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities.

Each Fund is an actively managed exchange-traded fund.

The investment objective of FAUG is to seek to provide investors with returns (before fees, expenses and taxes) that match those of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 14.71% (before fees, expenses and taxes) and 13.86% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from August 24, 2020 to August 20, 2021. Prior to August 24, 2020, the Fund's investment objective included an upside cap of 8.60% (before fees, expenses and taxes) and 7.93% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of November 7, 2019 to August 21, 2020.

The investment objective of DAUG is to seek to provide investors with returns (before fees, expenses and taxes) that match those of the Underlying ETF, up to a predetermined upside cap of 8.63% (before fees, expenses and taxes) and 7.78% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes) over the period from August 24, 2020 to August 20, 2021. Prior to August 24, 2020, the Fund's investment objective included an upside cap of 6.58% (before fees, expenses and taxes) and 5.91% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of November 7, 2019 to August 21, 2020.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

The investment objective of FNOV is to seek to provide investors with returns (before fees, expenses and taxes) that match those of the Underlying ETF, up to a predetermined upside cap of 12.36% (before fees, expenses and taxes) and 11.50% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from November 18, 2019 to November 20, 2020.

The investment objective of DNOV is to seek to provide investors with returns (before fees, expenses and taxes) that match those of the Underlying ETF, up to a predetermined upside cap of 8.12% (before fees, expenses and taxes) and 7.26% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes) over the period from November 18, 2019 to November 20, 2020.

The investment objective of FFEB is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the Underlying ETF, up to a predetermined upside cap of 10.75% (before fees, expenses and taxes) and 9.90% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from February 24, 2020 to February 19, 2021.

The investment objective of DFEB is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the Underlying ETF, up to a predetermined upside cap of 7.50% (before fees, expenses and taxes) and 6.65% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes) over the period from February 24, 2020 to February 19, 2021.

The investment objective of FMAY is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the Underlying ETF, up to a predetermined upside cap of 17.07% (before fees, expenses and taxes) and 16.21% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from May 18, 2020 to May 21, 2021.

The investment objective of DMAY is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the Underlying ETF, up to a predetermined upside cap of 9.95% (before fees, expenses and taxes) and 9.09% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes) over the period from May 18, 2020 to May 21, 2021.

The investment objective of FJUN is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the Underlying ETF, up to a predetermined upside cap of 17.72% (before fees, expenses and taxes) and 16.87% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from June 22, 2020 to June 18, 2021.

The investment objective of DJUN is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the Underlying ETF, up to a predetermined upside cap of 10.28% (before fees, expenses and taxes) and 9.43% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes) over the period from June 22, 2020 to June 18, 2021.

The investment objective of FJUL is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.95% (before fees, expenses and taxes) and 14.10% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from July 20, 2020 to July 16, 2021.

The investment objective of DJUL is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the Underlying ETF, up to a predetermined upside cap of 8.40% (before fees, expenses and taxes) and 7.55% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes) over the period from July 20, 2020 to July 16, 2021.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

Under normal market conditions, each Fund, except BUFR, will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the performance of the Underlying ETF.

The investment objective of BUFR is to seek to provide investors with capital appreciation. BUFR seeks to achieve its investment objective by providing investors with US large cap equity market exposure while limiting downside risk through a laddered portfolio of four FT Cboe Vest U.S. Equity Buffer ETFs ("FT ETFs"). Under normal market conditions BUFR will invest substantially all of its assets in the FT ETFs, which seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust ("SPY"), up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of SPY losses. The buffer is only provided by the FT ETFs. BUFR itself does not provide any buffer against losses. BUFR simply seeks to provide diversified exposure to all the FT ETFs in a single investment. In order to understand BUFR's strategy and risks, it is important to understand the strategies and risks of the FT ETFs.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option occurs, the trade price will be used to value such FLEX Options in lieu of the model price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of August 31, 2020, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

C. FLEX OPTIONS

FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.

Each Fund will purchase and sell call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund will hold that reference the Underlying ETF will give each Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.

D. AFFILIATED TRANSACTIONS

BUFR invests in securities of affiliated funds. BUFR's investment performance and risks are directly related to the investment performance and risks of the affiliated funds. Dividend income, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

Amounts related to these investments at August 31, 2020 and for the fiscal period then ended are as follows:

                                                                                 CHANGE IN
                                                                                 UNREALIZED    REALIZED
                              SHARES AT   VALUE AT                              APPRECIATION     GAIN      VALUE AT      DIVIDEND
     SECURITY NAME            8/31/2020   8/10/2020    PURCHASES      SALES    (DEPRECIATION)   (LOSS)     8/31/2020      INCOME
----------------------------------------------------------------------------------------------------------------------------------
FT Cboe Vest U.S. Equity
   Buffer ETF - August           46,656   $      --   $ 1,522,111   $      --   $     19,931   $     --   $ 1,542,042   $       --

FT Cboe Vest U.S. Equity
   Buffer ETF - February         48,666          --     1,518,459          --         18,900         --     1,537,359           --

FT Cboe Vest U.S. Equity
   Buffer ETF - May              45,462          --     1,510,820          --          5,192         --     1,516,012           --

FT Cboe Vest U.S. Equity
   Buffer ETF - November         46,458          --     1,517,716          --         10,752         --     1,528,468           --
                                          ----------------------------------------------------------------------------------------
                                          $      --   $ 6,069,106   $      --   $     54,775   $     --   $ 6,123,881   $       --
                                          ========================================================================================

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid annually, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable period, none of the Funds paid a distribution.

As of August 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                  Accumulated          Net
                                                                                Undistributed     Capital and       Unrealized
                                                                                  Ordinary           Other         Appreciation
                                                                                   Income         Gain (Loss)     (Depreciation)
                                                                                -------------    -------------    --------------
FT Cboe Vest U.S. Equity Buffer ETF - August                                    $     (85,833)   $    (818,379)   $      380,811
FT Cboe Vest U.S. Equity Deep Buffer ETF - August                                    (803,124)     (11,815,263)        1,047,078
FT Cboe Vest U.S. Equity Buffer ETF - November                                       (436,990)         366,223         9,097,092
FT Cboe Vest U.S. Equity Deep Buffer ETF - November                                  (474,115)        (900,706)       14,717,205
FT Cboe Vest U.S. Equity Buffer ETF - February                                        311,695               --        10,850,547
FT Cboe Vest U.S. Equity Deep Buffer ETF - February                                (1,889,658)         936,084        40,004,587
FT Cboe Vest U.S. Equity Buffer ETF - May                                             (72,087)         (25,003)        2,724,079
FT Cboe Vest U.S. Equity Deep Buffer ETF - May                                        (22,132)         116,130           500,302
FT Cboe Vest U.S. Equity Buffer ETF - June                                            (65,103)              --         3,326,877
FT Cboe Vest U.S. Equity Deep Buffer ETF - June                                       (26,126)              --           796,360
FT Cboe Vest U.S. Equity Buffer ETF - July                                            (16,842)              --           927,009
FT Cboe Vest U.S. Equity Deep Buffer ETF - July                                        (7,490)              --           214,752
FT Cboe Vest Fund of Buffer ETFs                                                           --               --            54,775

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

F. INCOME TAXES

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ending 2020 remains open to federal and state audit. As of August 31, 2020, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund's applicable taxable year end, for federal income tax purposes, the Funds had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Funds' shareholders.

                                                                                   Non-Expiring
                                                                Taxable            Capital Loss
                                                                Year End          Carryforwards
                                                           ------------------   ------------------
FT Cboe Vest U.S. Equity Buffer ETF - August                   31-Aug-20          $      818,379
FT Cboe Vest U.S. Equity Deep Buffer ETF - August              31-Aug-20              11,815,263
FT Cboe Vest U.S. Equity Buffer ETF - November                 30-Nov-19                      --
FT Cboe Vest U.S. Equity Deep Buffer ETF - November            30-Nov-19                      --
FT Cboe Vest U.S. Equity Buffer ETF - February                 29-Feb-20                      --
FT Cboe Vest U.S. Equity Deep Buffer ETF - February            29-Feb-20                      --
FT Cboe Vest U.S. Equity Buffer ETF - May                      31-May-20                      --
FT Cboe Vest U.S. Equity Deep Buffer ETF - May                 31-May-20                      --
FT Cboe Vest U.S. Equity Buffer ETF - June                     30-Jun-20                      --
FT Cboe Vest U.S. Equity Deep Buffer ETF - June                30-Jun-20                      --
FT Cboe Vest U.S. Equity Buffer ETF - July                     31-Jul-20                      --
FT Cboe Vest U.S. Equity Deep Buffer ETF - July                31-Jul-20                      --
FT Cboe Vest Fund of Buffer ETFs                               31-Aug-20                      --

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the taxable period ended August 31, 2020, the following Funds listed below incurred and elected to defer net late year ordinary or capital losses as follows:

                                                                  Qualified Late Year Losses
                                                       ------------------------------------------------
                                                         Ordinary Losses              Capital Losses
                                                       --------------------        --------------------
FT Cboe Vest U.S. Equity Buffer ETF - August           $             85,833        $                 --
FT Cboe Vest U.S. Equity Deep Buffer ETF - August                   803,124                          --

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For each Fund's applicable taxable period the adjustments were as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

                                                                                                 Accumulated
                                                                                Accumulated     Net Realized
                                                                Taxable       Net Investment     Gain (Loss)       Paid-in
                                                                Year End       Income (Loss)   on Investments      Capital
                                                             --------------   --------------   --------------   --------------
FT Cboe Vest U.S. Equity Buffer ETF - August                   31-Aug-20      $        7,374   $   (3,681,856)  $    3,674,482
FT Cboe Vest U.S. Equity Deep Buffer ETF - August              31-Aug-20               3,849      (43,335,681)      43,331,832
FT Cboe Vest U.S. Equity Buffer ETF - November                 30-Nov-19               1,567               --           (1,567)
FT Cboe Vest U.S. Equity Deep Buffer ETF - November            30-Nov-19                 925               --             (925)
FT Cboe Vest U.S. Equity Buffer ETF - February                 29-Feb-20               7,085               --           (7,085)
FT Cboe Vest U.S. Equity Deep Buffer ETF - February            29-Feb-20               6,739               --           (6,739)
FT Cboe Vest U.S. Equity Buffer ETF - May                      31-May-20               5,672               --           (5,672)
FT Cboe Vest U.S. Equity Deep Buffer ETF - May                 31-May-20               3,790               --           (3,790)
FT Cboe Vest U.S. Equity Buffer ETF - June                     30-Jun-20               3,084               --           (3,084)
FT Cboe Vest U.S. Equity Deep Buffer ETF - June                30-Jun-20                 949               --             (949)
FT Cboe Vest U.S. Equity Buffer ETF - July                     31-Jul-20               2,929               --           (2,929)
FT Cboe Vest U.S. Equity Deep Buffer ETF - July                31-Jul-20               1,406               --           (1,406)
FT Cboe Vest Fund of Buffer ETFs                               31-Aug-20                 398               --             (398)

G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

First Trust is paid an annual unitary management fee of 0.85% of each Fund's average daily net assets except BUFR which pays an annual unitary management fee of 0.20%.

First Trust is responsible for each Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Cboe Vest Financial LLC ("Cboe Vest"), an affiliate of First Trust, serves as the Funds' sub-advisor and manages each Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Cboe Vest, First Trust will supervise Cboe Vest and its management of the investment of each Fund's assets and will pay Cboe Vest for its services as the Funds' sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund's expenses accrued during the most recent twelve months (or shorter period during the first eleven months of the Investment Sub-Advisory Agreement) are subtracted from the unitary management fee for that month.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended August 31, 2020, the Funds had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund, except BUFR, holds options for a target outcome period of approximately one year based on the expiration date of the options, which occurs on the third Friday of the month corresponding to the month in each Fund name. For securities transactions purposes, the options are considered short-term investments.

For the fiscal period ended August 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                                Purchases          Sales
                                                                              --------------   --------------
FT Cboe Vest U.S. Equity Buffer ETF - August                                  $    5,286,445   $   18,278,237
FT Cboe Vest U.S. Equity Deep Buffer ETF - August                                  3,363,534      128,072,385
FT Cboe Vest U.S. Equity Buffer ETF - November                                     6,841,021               --
FT Cboe Vest U.S. Equity Deep Buffer ETF - November                                1,585,284               --
FT Cboe Vest U.S. Equity Buffer ETF - February                                    18,763,284               --
FT Cboe Vest U.S. Equity Deep Buffer ETF - February                               33,929,137               --
FT Cboe Vest U.S. Equity Buffer ETF - May                                          5,775,309               --
FT Cboe Vest U.S. Equity Deep Buffer ETF - May                                     3,848,448        3,476,370
FT Cboe Vest U.S. Equity Buffer ETF - June                                        28,151,947               --
FT Cboe Vest U.S. Equity Deep Buffer ETF - June                                    6,847,575               --
FT Cboe Vest U.S. Equity Buffer ETF - July                                        12,446,901               --
FT Cboe Vest U.S. Equity Deep Buffer ETF - July                                    8,626,431               --
FT Cboe Vest Fund of Buffer ETFs                                                   6,069,106               --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by each Fund at August 31, 2020, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

                                                      ASSET DERIVATIVES                         LIABILITY DERIVATIVES
                                          -----------------------------------------   -----------------------------------------
DERIVATIVES                                STATEMENTS OF ASSETS AND                    STATEMENTS OF ASSETS AND
INSTRUMENT             RISK EXPOSURE         LIABILITIES LOCATION         VALUE          LIABILITIES LOCATION         VALUE
------------------   ------------------   --------------------------   ------------   --------------------------   ------------
FAUG
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value          $ 38,936,868   written, at value            $  3,105,084

DAUG
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           142,087,358   written, at value              10,145,198

FNOV
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           144,730,908   written, at value               7,277,088

DNOV
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           156,177,577   written, at value              10,774,771

FFEB
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           222,674,500   written, at value              13,289,584

DFEB
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           563,674,228   written, at value              33,119,843

FMAY
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            43,515,827   written, at value               5,367,108

DMAY
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            13,163,730   written, at value               2,006,408

FJUN
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            52,940,069   written, at value               4,580,366

DJUN
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            22,720,822   written, at value               2,367,060

FJUL
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            36,039,457   written, at value               3,203,221

DJUL
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            13,566,478   written, at value               1,311,612

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal period ended August 31, 2020, on each Fund's derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

                                                                                   EQUITY RISK
                                                ---------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS LOCATION                  FAUG         DAUG          FNOV          DNOV          FFEB          DFEB
-------------------------------------           ---------------------------------------------------------------------------------
Net realized gain (loss) on:
Purchased options contracts                     $ 1,760,990  $26,953,539  $ (2,198,607) $ (3,639,669) $ (2,172,308) $ (10,535,870)
Written options contracts                         1,102,487    4,566,879    (1,257,669)     (766,914)   (1,985,482)    (2,714,566)

Net change in unrealized appreciation
   (depreciation) on:
Purchased options contracts                         578,096    2,521,414    12,507,195    21,161,108    14,434,621     63,421,635
Written options contracts                          (197,285)  (1,474,336)      412,396    (2,938,026)    1,404,893     (9,230,528)

                                                                                   EQUITY RISK
                                                ---------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS LOCATION                  FMAY         DMAY          FJUN          DJUN          FJUL          DJUL
-------------------------------------           ---------------------------------------------------------------------------------
Net realized gain (loss) on:
Purchased options contracts                     $   (27,764) $   248,187  $         --  $         --  $         --  $          --
Written options contracts                             2,761     (132,057)           --            --            --             --

Net change in unrealized appreciation
   (depreciation) on:
Purchased options contracts                       4,634,426    1,543,485     3,978,560     1,855,087     1,535,615        667,244
Written options contracts                        (1,910,347)  (1,043,183)     (651,683)   (1,058,727)     (608,606)      (452,492)

The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.

The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened and premiums for written options contracts closed, exercised and expired, for the fiscal period ended August 31, 2020, on each Fund's options contracts.

                                                  PREMIUMS FOR                           PREMIUMS FOR
                              PREMIUMS FOR          PURCHASED                           WRITTEN OPTIONS
                                PURCHASED       OPTIONS CONTRACTS     PREMIUMS FOR     CONTRACTS CLOSED,
                            OPTIONS CONTRACTS   CLOSED, EXERCISED   WRITTEN OPTIONS      EXERCISED AND
                                 OPENED            AND EXPIRED      CONTRACTS OPENED        EXPIRED
                            ----------------------------------------------------------------------------
          FAUG              $      99,991,934   $      61,633,162   $      5,601,896   $       2,694,097
          DAUG                    557,854,394         418,288,450         26,600,966          17,930,104
          FNOV                    145,289,897          13,066,184          7,909,400             219,916
          DNOV                    161,624,905          26,608,436          8,289,799             453,054
          FFEB                    224,126,678          15,886,799         15,304,186             609,709
          DFEB                    605,501,029         105,248,436         25,737,932           1,848,617
          FMAY                     42,467,858           3,586,457          3,793,919             337,158
          DMAY                     16,492,909           4,872,664          1,339,619             376,394
          FJUN                     48,961,509                  --          3,928,683                  --
          DJUN                     20,865,735                  --          1,308,333                  --
          FJUL                     34,503,842                  --          2,594,615                  --
          DJUL                     12,899,234                  --            859,120                  --

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of each Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund's portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in each Fund's portfolio. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 1, 2021 for FAUG, DAUG, FNOV and DNOV, February 1, 2022 for FFEB and DFEB, May 10, 2022 for FMAY and DMAY, June 1, 2022 for FJUN, DJUN and BUFR, and July 1, 2022 for FJUL and DJUL.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

On September 21, 2020, FT Cboe Vest U.S. Equity Buffer ETF - September and FT Cboe Vest U.S. Equity Deep Buffer ETF - September, additional series of the Trust, began trading under the symbols "FSEP" and "DSEP", respectively, on Cboe BZX Exchange, Inc.

On October 19, 2020, FT Cboe Vest U.S. Equity Buffer ETF - October and FT Cboe Vest U.S. Equity Deep Buffer ETF - October, additional series of the Trust, began trading under the symbols "FOCT" and "DOCT", respectively, on Cboe BZX Exchange, Inc.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED FUND
VIII:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of FT Cboe Vest U.S. Equity Buffer ETF - August, FT Cboe Vest U.S. Equity Deep Buffer ETF - August, FT Cboe Vest U.S. Equity Buffer ETF - November, FT Cboe Vest U.S. Equity Deep Buffer ETF - November, FT Cboe Vest U.S. Equity Buffer ETF - February, FT Cboe Vest U.S. Equity Deep Buffer ETF - February, FT Cboe Vest U.S. Equity Buffer ETF - May, FT Cboe Vest U.S. Equity Deep Buffer ETF - May, FT Cboe Vest U.S. Equity Buffer - June, FT Cboe Vest U.S. Equity Deep Buffer ETF - June, FT Cboe Vest U.S. Equity Buffer ETF - July, FT Cboe Vest U.S. Equity Deep Buffer ETF - July, and FT Cboe Vest Fund of Buffer ETFs (the "Funds"), each a series of the First Trust Exchange-Traded Fund VIII, including the portfolios of investments, as of August 31, 2020, the related statements of operations, the changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

       INDIVIDUAL FUNDS                       STATEMENTS OF               STATEMENTS OF                 FINANCIAL
     INCLUDED IN THE TRUST                     OPERATIONS             CHANGES IN NET ASSETS            HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------
FT Cboe Vest U.S. Equity Buffer         For the period from November 6, 2019 (commencement of operations) through
   ETF - August                         August 31, 2020

FT Cboe Vest U.S. Equity Deep
   Buffer ETF - August

FT Cboe Vest U.S. Equity Buffer         For the period from November 15, 2019 (commencement of operations) through
   ETF - November                       August 31, 2020

FT Cboe Vest U.S. Equity Deep
   Buffer ETF - November

FT Cboe Vest U.S. Equity Buffer         For the period from February 21, 2020 (commencement of operations) through
   ETF - February                       August 31, 2020

FT Cboe Vest U.S. Equity Deep
   Buffer ETF - February

FT Cboe Vest U.S. Equity Buffer         For the period from May 15, 2020 (commencement of operations) through
   ETF - May                            August 31, 2020

FT Cboe Vest U.S. Equity Deep
   Buffer ETF - May

FT Cboe Vest U.S. Equity Buffer         For the period from June 19, 2020 (commencement of operations) through
   ETF - June                           August 31, 2020

FT Cboe Vest U.S. Equity Deep
   Buffer ETF - June

FT Cboe Vest U.S. Equity Buffer         For the period from July 17, 2020 (commencement of operations) through
   ETF - July                           August 31, 2020

FT Cboe Vest U.S. Equity Deep
   Buffer ETF - July

FT Cboe Vest Fund of Buffer             For the period from August 10, 2020 (commencement of operations) through
   ETFs                                 August 31, 2020
-------------------------------------------------------------------------------------------------------------------------

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.


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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)
--------------------------------------------------------------------------------

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian, agent banks, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
October 23, 2020

We have served as the auditor of one or more First Trust investment companies since 2001.


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ADDITIONAL INFORMATION
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

There were no distributions made by each Fund during their applicable taxable period; therefore, no analysis for the corporate dividends received deduction and qualified dividend income were completed.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.


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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.


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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

        ADDITIONAL RISK CONSIDERATIONS FOR THE FT CBOE VEST U.S. EQUITY
           BUFFER ETFS AND FT CBOE VEST U.S. EQUITY DEEP BUFFER ETFS

ABSENCE OF AN ACTIVE MARKET RISK. The Funds face numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers or authorized participants. A Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares and market makers are under no obligation to make a market in the Fund's shares. Additionally, only a limited number of institutions act as authorized participants for a Fund and only an authorized participant may engage in creation or redemption transactions directly with the Funds and are not obligated to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the authorized participants' ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between a Fund's net asset value and the price at which the Fund's shares are trading on the Exchange, which could result in a decrease in value of the Fund's shares. This reduced effectiveness could result in Fund shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

BUFFERED LOSS RISK. There can be no guarantee that a Fund will be successful in its strategy to buffer against Underlying ETF losses if the Underlying ETF decreases over the Target Outcome Period by 10% or less. A shareholder may lose their entire investment. The Fund's strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Target Outcome Period. In the event an investor purchases shares after the date on which the FLEX Options were entered into or sells shares prior to the expiration of the FLEX Options, the buffer that the Fund seeks to provide may not be available.

CAP CHANGE RISK. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.

CAPPED UPSIDE RISK. The Funds' strategies seek to provide returns that match those of the Underlying ETF for Fund shares purchased on the first day of a Target Outcome Period and held for the entire Target Outcome Period, subject to a pre-determined upside cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those that the Fund seeks to achieve. If the Underlying ETF experiences gains during a Target Outcome Period, a Fund will not participate in those gains beyond the cap. In the event an investor purchases Fund shares after the first day of a Target Outcome Period and the Fund has risen in value to a level near to the cap, there may be little or no ability for that investor to experience an investment gain on their Fund shares.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. A Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.


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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members ("clearing members") can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. Although clearing members guarantee performance of their clients' obligations to the OCC, there is a risk that the assets of a Fund might not be fully protected in the event of a clearing member's bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member's customers for the relevant account class. Additionally, the OCC may be unable or unwilling to perform its obligations under the FLEX Options contracts.

FLEX OPTIONS VALUATION RISK. The FLEX Options held by the Funds will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF (although they generally move in the same direction) or its underlying securities and FLEX Option prices may be highly volatile and may fluctuate substantially during a short period of time. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Funds, the ability of the Funds to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Funds.

TARGET OUTCOME PERIOD RISK. The Funds' investment strategies are designed to deliver returns that match the Underlying ETF if Fund shares are bought on the day on which the Fund enters into the FLEX Options (i.e., the first day of a Target Outcome Period) and held until those FLEX Options expire at the end of the Target Outcome Period. In the event an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the value of that investor's investment in Fund shares may not be buffered against a decline in the value of the Underlying ETF and may not participate in a gain in the value of the Underlying ETF up to the cap for the investor's investment period.

UNDERLYING ETF RISK. The Funds invest in FLEX Options that reference an ETF, which subjects the Funds to certain of the risks of owning shares of an ETFs as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Funds' shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.


              NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE


                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS AND INVESTMENT SUB-ADVISORY AGREEMENTS FOR FT CBOE VEST U.S. EQUITY BUFFER ETF - MAY AND FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MAY

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, the Advisor and Cboe Vest Financial LLC (the "Sub-Advisor") on behalf of the following two series of the Trust (each a "Fund" and collectively, the "Funds"):

        FT Cboe Vest U.S. Equity Buffer ETF - May (FMAY)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - May (DMAY)

The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on December 8-9, 2019. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.


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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the proposed sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits to the Advisor and its affiliates, First Trust Portfolios L.P. ("FTP") and First Trust Capital Partners, LLC ("FTCP"), and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund's perspective.

In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, the Board reviewed the materials provided by the Sub-Advisor and noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style, as well as the Board's prior meeting with representatives of the Sub-Advisor in October 2019. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee equal to an annual rate of 0.85% of its average daily net assets. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund's unitary fee remaining after the Fund's expenses are paid. The Board noted that the Advisor would be responsible for each Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for each Fund was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Groups, the Board discussed with representatives of the Advisor how the Expense Groups were assembled and how each Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered that the Funds are part of the FT Cboe Vest U.S. Equity Target Outcome ETF product line in the First Trust Fund Complex and noted that the first set of four ETFs in the product line, identical to the Funds except with respect to the target outcome periods, was launched in November 2019, each of which also pays a unitary fee equal to an annual rate of 0.85% of its average daily net assets and is sub-advised by the Sub-Advisor. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.


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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

The Board noted that the proposed unitary fee for each Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor's estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor's estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund's unitary fee and its understanding that the sub-advisory fee rate for each Fund was the product of an arm's length negotiation. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor's parent company and considered potential fall-out benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential fall-out benefits to the Sub-Advisor from FTCP's controlling ownership interest in the Sub-Advisor's parent company. The Board noted the Sub-Advisor's statements that it does not foresee any fall-out benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential fall-out benefits to the Advisor and the Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS AND INVESTMENT SUB-ADVISORY AGREEMENTS FOR FT CBOE VEST U.S. EQUITY BUFFER ETF - JUNE, FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JUNE, FT CBOE VEST U.S. EQUITY BUFFER ETF - JULY, AND FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JULY

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, the Advisor and Cboe Vest Financial LLC (the "Sub-Advisor") on behalf of the following four series of the Trust (each a "Fund" and collectively, the "Funds"):

        FT Cboe Vest U.S. Equity Buffer ETF - June (FJUN)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - June (DJUN) FT Cboe Vest U.S. Equity Buffer ETF - July (FJUL)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - July (DJUL)

The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on March 9, 2020. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the proposed sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for economies of scale, if


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits to the Advisor and its affiliates, First Trust Portfolios L.P. ("FTP") and First Trust Capital Partners, LLC ("FTCP"), and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund's perspective.

In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, the Board reviewed the materials provided by the Sub-Advisor and noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style, as well as the Board's prior meeting with representatives of the Sub-Advisor in October 2019. The Board noted that the Sub-Advisor manages six other defined-outcome ETFs with strategies similar to those of the Funds in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee equal to an annual rate of 0.85% of its average daily net assets. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund's unitary fee remaining after the Fund's expenses are paid. The Board noted that the Advisor would be responsible for each Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for each Fund was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Groups, the Board discussed with representatives of the Advisor how the Expense Groups were assembled and how each Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered that the Funds are part of the FT Cboe Vest U.S. Equity Target Outcome ETF product line in the First Trust Fund Complex and noted that six ETFs in the product line, identical to the Funds except with respect to the target outcome periods, had been launched since November 2019, each of which also pays a unitary fee equal to an annual rate of 0.85% of its average daily net assets and is sub-advised by the Sub-Advisor. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for each Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor's estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor's estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund's unitary fee and its understanding that the sub-advisory fee rate for each Fund was the product of


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

an arm's length negotiation. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor's parent company and considered potential fall-out benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential fall-out benefits to the Sub-Advisor from FTCP's controlling ownership interest in the Sub-Advisor's parent company. The Board noted the Sub-Advisor's statements that it does not foresee any fall-out benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential fall-out benefits to the Advisor and the Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR FT CBOE VEST FUND OF BUFFER ETFS

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of FT Cboe Vest Fund of Buffer ETFs (the "Fund"), and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, on behalf of the Fund, the Advisor and Cboe Vest Financial LLC (the "Sub-Advisor"), for an initial two-year term at a meeting held on June 8, 2020. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the proposed sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any fall-out benefits to the Advisor and its affiliates, First Trust Portfolios L.P. ("FTP") and First Trust Capital Partners, LLC ("FTCP"), and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective.

In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

the materials provided by the Sub-Advisor, at the June 8, 2020 meeting, the Board also received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor will provide to the Fund, and the Trustees were able to ask questions about the proposed investment strategy for the Fund. The Board noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style. The Board also noted that the Fund would invest substantially all of its assets in four defined-outcome ETFs in the First Trust Fund Complex sub-advised by the Sub-Advisor. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.20% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund's unitary fee less one-half of the Fund's expenses. The Board noted that the Advisor and the Sub-Advisor would be responsible for the Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that, because the Fund will invest in underlying ETFs in the First Trust Fund Complex, it will incur acquired fund fees and expenses, which are not payable out of the unitary fee. The Board received and reviewed information showing the advisory fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was below the median total (net) expense ratio (excluding acquired fund fees and expenses, as applicable) of the peer funds in the Expense Group. The Board also noted that the Fund's total (net) expense ratio (including the estimated acquired fund fees and expenses) was below the median total (net) expense ratio (including acquired fund fees and expenses, as applicable) of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor's statement that the Fund is most comparable to four other ETFs in the First Trust Fund Complex that invest in underlying ETFs, including ETFs in the First Trust Fund Complex, and pay unitary fees equal to annual rates of 0.20% or 0.30% of their respective average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor's estimate of the asset level for the Fund at which the Advisor expects the Advisory Agreement to be profitable to the Advisor and the Advisor's estimate of the profitability of the Advisory Agreement if the Fund's assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for the Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the Sub-Advisor. The Board considered that the Sub-Advisor would be paid by the Advisor from the Fund's unitary fee and its understanding that the sub-advisory fee rate was the product of an arm's length negotiation. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor's parent company and considered potential fall-out benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted that the Advisor will be responsible for trade execution for the Fund and will not utilize soft dollars in connection with the Fund. The Board also considered the potential fall-out benefits to the Sub-Advisor from FTCP's controlling ownership interest in the Sub-Advisor's parent company. The Board noted the Sub-Advisor's statement that it does not foresee any fall-out benefits from its relationship with the Fund. In addition, the Board considered that the Advisor and the Sub-Advisor, as the investment advisor and the investment sub-advisor, respectively, to the underlying ETFs in which the Fund would invest, will recognize additional revenue from such underlying ETFs if the Fund's investment causes their assets to grow. The Board concluded that the character and amount of potential fall-out benefits to the Advisor and the Sub-Advisor were not unreasonable.


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the May 11, 2020 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from June 1, 2019 (the initial compliance date for certain requirements of Rule 22e-4) through the Liquidity Committee's annual meeting held on March 20, 2020 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted a highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.


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BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                                TERM OF OFFICE                                                 THE FIRST TRUST      DIRECTORSHIPS
           NAME,                AND YEAR FIRST                                                  FUND COMPLEX       HELD BY TRUSTEE
     YEAR OF BIRTH AND            ELECTED OR                PRINCIPAL OCCUPATIONS                OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST          APPOINTED                 DURING PAST 5 YEARS                   TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton Orthopedics;          185          None
(1951)                                             Limited Partner, Gundersen Real Estate
                               o Since Inception   Limited Partnership (June 1992 to
                                                   December 2016); Member, Sportsmed LLC
                                                   (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.           185          Director of ADM
(1957)                                             (Futures Commission Merchant)                                  Investor Services,
                               o Since Inception                                                                  Inc., ADM
                                                                                                                  Investor Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial            185          Director of Trust
(1956)                                             and Management Consulting)                                     Company of
                               o Since Inception                                                                  Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),          185          None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product and Services);
                                                   President and Chief Executive Officer
                                                   (June 2012 to September 2014), Servant
                                                   Interactive LLC (Educational Products
                                                   and Services); President and Chief
                                                   Executive Officer (June 2012 to
                                                   September 2014), Dew Learning LLC
                                                   (Educational Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust              185          None
Chairman of the Board                              Advisors L.P. and First Trust
(1955)                         o Since Inception   Portfolios L.P.; Chairman of the
                                                   Board of Directors, BondWave LLC
                                                   (Software Development Company)
                                                   and Stonebridge Advisors LLC
                                                   (Investment Advisor)

-----------------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

                              POSITION AND             TERM OF OFFICE
       NAME                      OFFICES                AND LENGTH OF                       PRINCIPAL OCCUPATIONS
 AND YEAR OF BIRTH             WITH TRUST                  SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term   Managing Director and Chief Financial Officer
(1966)                Officer                                             (January 2016 to Present), Controller (January 2011
                                                      o Since Inception   to January 2016), Senior Vice President (April 2007
                                                                          to January 2016), First Trust Advisors L.P. and First
                                                                          Trust Portfolios L.P.; Chief Financial Officer
                                                                          (January 2016 to Present), BondWave LLC
                                                                          (Software Development Company) and Stonebridge
                                                                          Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term   Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                   President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since Inception   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term   General Counsel, First Trust Advisors L.P. and
(1960)                Legal Officer                                       First Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception   Counsel, BondWave LLC; Secretary, Stonebridge
                                                                          Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term   Managing Director, First Trust Advisors L.P. and
(1970)                                                                    First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term   Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                             and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term   Senior Vice President, First Trust Advisors L.P.
(1966)                                                                    and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term   Senior Vice President, First Trust Advisors L.P.
(1970)                                                                    and First Trust Portfolios L.P.
                                                      o Since Inception

-----------------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

March 2019

FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Cboe Vest Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, VA 22102

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust Active Factor Large Cap ETF (AFLG)

        First Trust Active Factor Mid Cap ETF (AFMC)

        First Trust Active Factor Small Cap ETF (AFSM)

----------------------------
       Annual Report
       For the Period
      December 3, 2019
(Commencement of Operations)
  through August 31, 2020
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                                AUGUST 31, 2020

Shareholder Letter...........................................................  1
Fund Performance Overview
   First Trust Active Factor Large Cap ETF (AFLG)............................  2
   First Trust Active Factor Mid Cap ETF (AFMC)..............................  4
   First Trust Active Factor Small Cap ETF (AFSM)............................  6
Notes to Fund Performance Overview...........................................  8
Portfolio Commentary.........................................................  9
Understanding Your Fund Expenses............................................. 12
Portfolio of Investments
   First Trust Active Factor Large Cap ETF (AFLG)............................ 13
   First Trust Active Factor Mid Cap ETF (AFMC).............................. 18
   First Trust Active Factor Small Cap ETF (AFSM)............................ 23
Statements of Assets and Liabilities......................................... 29
Statements of Operations..................................................... 30
Statements of Changes in Net Assets.......................................... 31
Financial Highlights......................................................... 32
Notes to Financial Statements................................................ 34
Report of Independent Registered Public Accounting Firm...................... 40
Additional Information....................................................... 41
Board of Trustees and Officers............................................... 45
Privacy Policy............................................................... 47

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the Funds, you may obtain an understanding of how the market environment affected each Fund's performance. The statistical information that follows may help you understand each Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                AUGUST 31, 2020

Dear Shareholders:

First Trust is pleased to provide you with the annual report for certain series of the First Trust Exchange-Traded Fund VIII (the "Funds"), which contains detailed information about the Funds for the period from the Funds' inception on December 3, 2019 through August 31, 2020.

In case you missed the latest big news from the Federal Reserve ("Fed") in September, it stated that it expects to hold short-term interest rates near zero until two things happen: (1) the U.S. unemployment rate is back to normal, or around the 4.0% level; and (2) the inflation rate is at, or above, 2.0%. As of August 31, 2020, the U.S. unemployment rate stood at 8.4%, according to data from the Bureau of Labor Statistics. The Fed's top benchmark for inflation (U.S. Personal Consumption Expenditures Chain Type Price Index) stood at 1.0% on July 31, 2020. Brian Wesbury, Chief Economist at First Trust Advisors L.P., notes that the Fed does not expect to achieve both goals until 2024.

What does this mean for investors? We believe that one of the Fed's motivations in promoting a multi-year commitment to a near zero interest rate monetary policy is to incentivize risk-taking. By holding interest rates artificially low for an extended period, the Fed is essentially disincentivizing saving. The Fed wants individuals to invest their capital in risk assets and is offering valuable guidance on its monetary policy to instill confidence in the markets, in my opinion.

In his testimony to the House Financial Services Committee on September 22, 2020, Fed Chairman Jerome Powell stated that the U.S. economy has a long road to a full recovery and needs more financial support. U.S. Treasury Secretary Steven Mnuchin also testified and said that he and the White House will continue to push Congress to pass another fiscal relief package to help support American workers. In pursuing additional fiscal support, the U.S. government is ultimately looking to buy time until a coronavirus ("COVID-19") vaccine arrives. With the U.S. Presidential election less than two months away, getting a trillion dollar or so stimulus package through Congress will be no easy task, in my opinion. Let us hope they surprise us.

Thanks to the monetary and fiscal support already brought to bear to fight COVID-19, the securities markets appear to be in relatively good shape, in my opinion. On September 22, 2020, the S&P 500(R) Index closed a little more than two percentage points off its pre-COVID-19 high set on February 19, 2020, according to data from Bloomberg. I find that to be an amazing feat in the current climate. The combination of low interest rates and low inflation continues to reward bond investors. Looking ahead, even bond investors are going to need to assume some additional credit risk to achieve higher returns. Yields on Treasury notes and bonds are poised at this time to stay low and fairly range bound. The Fed's pledge to keep its benchmark rate low for up to three years could lend some stability and reassurance to the debt markets, in my opinion.

We believe the U.S. economy is on its way back. While we have too many workers still unemployed, I do find it encouraging that U.S. consumers have done such a terrific job of getting their fiscal houses in order. Consumer spending typically accounts for roughly 70% of U.S. gross domestic product output each year. So goes the consumer, so goes the economy. The S&P/Experian Consumer Credit Default Composite Index stood at 0.67% in August 2020, down from 0.92% in August 2019 and well below its 1.79% average since its inception in July 2004, according to S&P Dow Jones Indices. As we previously noted, the near-term outlook rests on getting one or more FDA-approved vaccines or therapeutics. The year-end target that has been touted by some, including President Donald J. Trump, would coincide with the end to the government's moratorium on home evictions and foreclosures, which is due to expire on December 31, 2020. Keep in mind that the moratorium has already been extended three times. Things could get interesting over the next few months. Stay tuned and stay the course.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)

The First Trust Active Factor Large Cap ETF (the "Fund") seeks to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by large capitalization companies. The Fund defines large capitalization companies as those that, at the time of investment, have a minimum market capitalization equal to or greater than the minimum market capitalization of a widely recognized index of large capitalization companies based upon the composition of the index at the time of investment. The Fund is actively managed primarily relying on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors. The multi-factor quantitative methodology currently used by the Fund may take into account the following factors: (i) value; (ii) momentum; (iii) quality; and (iv) low volatility. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "AFLG."

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                                          Inception
                                                                                                          (12/3/19)
                                                                                                         to 8/31/20
FUND PERFORMANCE
NAV                                                                                                         6.67%
Market Price                                                                                                6.62%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                           14.79%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            29.09%
Health Care                                       15.69
Consumer Discretionary                            11.34
Communication Services                             8.56
Financials                                         8.50
Industrials                                        8.31
Consumer Staples                                   6.30
Real Estate                                        4.38
Materials                                          3.14
Utilities                                          2.68
Energy                                             2.01
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Apple, Inc.                                        8.60%
Microsoft Corp.                                    4.48
Amazon.com, Inc.                                   3.29
Walmart, Inc.                                      1.42
Facebook, Inc., Class A                            1.37
Alphabet, Inc., Class A                            1.24
NVIDIA Corp.                                       1.17
Bristol-Myers Squibb Co.                           1.14
Johnson & Johnson                                  1.11
General Mills, Inc.                                1.00
                                                --------
     Total                                        24.82%
                                                ========

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG) (CONTINUED)

          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              DECEMBER 3, 2019 - AUGUST 31, 2020

             First Trust Active             S&P 500(R)
            Factor Large Cap ETF              Index
12/3/19           $10,000                    $10,000
2/29/20             9,344                      9,595
8/31/20            10,667                     11,479

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period December 4, 2019 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
12/4/19 - 8/31/20         154              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
12/4/19 - 8/31/20          33              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)

The First Trust Active Factor Mid Cap ETF (the "Fund") seeks to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by mid capitalization companies. The Fund defines mid capitalization companies as those that, at the time of investment, have a market capitalization between the minimum and maximum market capitalization of a widely recognized index of mid capitalization companies based upon the composition of the index at the time of investment. The Fund is actively managed primarily relying on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors. The multi-factor quantitative methodology currently used by the Fund may take into account the following factors: (i) value; (ii) momentum;
(iii) quality; and (iv) low volatility. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "AFMC."

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                                          Inception
                                                                                                          (12/3/19)
                                                                                                         to 8/31/20
FUND PERFORMANCE
NAV                                                                                                        -6.86%
Market Price                                                                                               -6.86%

INDEX PERFORMANCE
S&P MidCap 400 Index                                                                                       -1.62%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            18.63%
Health Care                                       15.58
Industrials                                       15.32
Consumer Discretionary                            14.49
Financials                                        12.65
Real Estate                                        7.12
Materials                                          5.86
Utilities                                          4.06
Consumer Staples                                   3.97
Communication Services                             1.63
Energy                                             0.69
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Molina Healthcare, Inc.                            1.37%
Reliance Steel & Aluminum Co.                      1.29
West Pharmaceutical Services, Inc.                 1.21
Bio-Rad Laboratories, Inc., Class A                1.19
Ciena Corp.                                        1.11
CACI International, Inc., Class A                  1.10
Generac Holdings, Inc.                             1.08
Regal Beloit Corp.                                 1.07
Pool Corp.                                         1.00
Commercial Metals Co.                              0.93
                                                --------
     Total                                        11.35%
                                                ========

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC) (CONTINUED)

          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              DECEMBER 3, 2019 - AUGUST 31, 2020

             First Trust Active             S&P MidCap
             Factor Mid Cap ETF             400 Index
12/3/19           $10,000                    $10,000
2/29/20             9,126                      9,181
8/31/20             9,314                      9,838

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period December 4, 2019 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD      0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
12/4/19 - 8/31/20      154                1              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD      0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
12/4/19 - 8/31/20       32                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)

The First Trust Active Factor Small Cap ETF (the "Fund") seeks to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by small capitalization companies. The Fund defines small capitalization companies as those that, at the time of investment, have a market capitalization between a minimum of $250 million and the maximum market capitalization of a widely recognized index of small capitalization companies based upon the composition of the index at the time of investment. The Fund is actively managed primarily relying on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors. The multi-factor quantitative methodology currently used by the Fund may take into account the following factors: (i) value; (ii) momentum; (iii) quality; and (iv) low volatility. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "AFSM."

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                                          Inception
                                                                                                          (12/3/19)
                                                                                                         to 8/31/20
FUND PERFORMANCE
NAV                                                                                                        -7.03%
Market Price                                                                                               -7.08%

INDEX PERFORMANCE
Russell 2000(R) Index                                                                                      -1.49%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Health Care                                       22.44%
Industrials                                       15.47
Consumer Discretionary                            14.55
Information Technology                            14.36
Financials                                        13.81
Real Estate                                        6.29
Consumer Staples                                   4.95
Materials                                          3.68
Communication Services                             1.74
Utilities                                          1.54
Energy                                             1.17
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Generac Holdings, Inc.                             1.32%
BMC Stock Holdings, Inc.                           1.17
LHC Group, Inc.                                    1.13
Teladoc Health, Inc.                               1.08
Amedisys, Inc.                                     0.92
Kinsale Capital Group, Inc.                        0.90
Hibbett Sports, Inc.                               0.89
Boise Cascade Co.                                  0.89
Plexus Corp.                                       0.88
B&G Foods, Inc.                                    0.87
                                                --------
     Total                                        10.05%
                                                ========

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM) (CONTINUED)

          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               DECEMBER 3, 2019 - AUGUST 31, 2020

             First Trust Active         Russell 2000(R)
            Factor Small Cap ETF             Index
12/3/19           $10,000                   $10,000
2/29/20             8,981                     9,244
8/31/20             9,297                     9,851

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period December 4, 2019 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
12/4/19 - 8/31/20         144              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
12/4/19 - 8/31/20          43              0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of each Fund. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2020 (UNAUDITED)


                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") serves as the investment advisor to the Funds. First Trust is responsible for the selection and ongoing monitoring of the securities in the Funds' portfolios and certain other services necessary for the management of the portfolios.

                           PORTFOLIO MANAGEMENT TEAM

DANIEL J. LINDQUIST, CHAIRMAN OF THE INVESTMENT COMMITTEE AND MANAGING DIRECTOR
   OF FIRST TRUST
JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST TRUST
DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND
   MANAGING DIRECTOR OF FIRST TRUST
ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST TRUST
STAN UELAND, SENIOR VICE PRESIDENT OF FIRST TRUST
CHRIS A. PETERSON, SENIOR VICE PRESIDENT OF FIRST TRUST

                                   COMMENTARY

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (THE "FUND" OR "AFLG")

MARKET RECAP

In the first quarter of 2020, equity markets experienced extreme volatility due to government enforced lockdowns around the world to slow the path of the coronavirus ("COVID-19"). From February 19 to March 23, 2020, the S&P 500(R) Index lost roughly one-third of its value, only to rocket to new highs by the end of August 2020. Extraordinary accommodation on the part of the Federal Reserve (the "Fed") and federal stimulus buttressed confidence and led to the surge in equity markets from the depths of March. However, the recovery has been extremely bifurcated with a few industries seeing a large tailwind due to digital transformation and other cyclically focused sectors seeing a large drawdown in profits. Larger technology-oriented firms with better balance sheets, higher margins and a solid customer base outperformed more cyclical firms.

On a factor basis, it was a tough environment given the narrowness of the market over the period covered by this report. The five primary factors (value, momentum, quality, low volatility and size) all underperformed the broad market on an equal weight basis. Momentum and quality held up relatively better while value trailed by a wide margin.

FUND PERFORMANCE

The Fund returned 6.67% on a net asset value ("NAV") basis and 6.62% on a market price basis over the period from the Fund's inception on December 3, 2019 through August 31, 2020. The S&P 500(R) Index (the "Benchmark") returned 14.79% over the same period. The Fund paid total distributions of $0.1768 per share over the same period.

Most of the underperformance can be attributed to several of the five primary factors, especially value. The Fund targets diversified exposure to the value, momentum, quality and low volatility factors. Stocks with lower valuations suffered as a narrow group of growth stocks outperformed, mainly in the internet, cloud and software verticals. In addition, the low volatility factor failed to provide downside protection during the February and March 2020 drawdown and saw less of a rebound during the recovery. The momentum factor provided a small benefit to relative performance but could not overcome exposure from the value and low volatility factors. Sector allocation effects added slightly to performance, while single-stock selection was a drag on relative performance.

MARKET AND FUND OUTLOOK

We believe market volatility will remain elevated in the near term due to uncertainty across a number of spectrums, including the November 2020 U.S. Presidential election, the path of COVID-19, U.S. trade policy with China, and potential additional fiscal and monetary stimulus. We remain constructive on equities for the long-term, especially relative to bonds.

While the last year has proved to be an especially difficult environment for factor investing, we believe a more normalized environment could lead to better conditions for the Active Factor suite. The spread between value and growth stocks is especially extreme, only surpassed by the late 1990s in the last 25 years. The Fund continues to offer diversified exposure across the quality, low volatility, value and momentum factors, while reducing sector and single-stock risk. We continue to target key factors that historically have offered premiums to the market return.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2020 (UNAUDITED)

FIRST TRUST ACTIVE FACTOR MID CAP ETF (THE "FUND" OR "AFMC")

MARKET RECAP

In the first quarter of 2020, equity markets experienced extreme volatility due to government enforced lockdowns around the world to slow the path of COVID-19. From February 19 to March 23, 2020 the S&P 500(R) Index lost roughly one-third of its value, only to rocket to new highs by the end of August 2020. Extraordinary accommodation on the part of the Fed and federal stimulus buttressed confidence and led to the surge in equity markets from the depths of March. However, the recovery has been extremely bifurcated with a few industries seeing a large tailwind due to digital transformation and other cyclically focused sectors seeing a large drawdown in profits. Larger technology-oriented firms with better balance sheets, higher margins and a solid customer base outperformed smaller cyclical firms. Smaller capitalization stocks struggled relative to large-cap peers with the S&P MidCap 400 Index lagging the S&P 500(R) Index by over 16%.

On a factor basis, it was a tough environment given the narrowness of the market over the period covered by this report. The five primary factors (value, momentum, quality, low volatility and size) all underperformed the broad market on an equal weight basis. Momentum and quality held up relatively better while value trailed by a wide margin.

PERFORMANCE ANALYSIS

The Fund returned -6.86% on a NAV basis and -6.86% on a market price basis over the period from the Fund's inception on December 3, 2019 through August 31, 2020. The S&P MidCap 400 Index (the "Benchmark") returned -1.62% over the same period. The Fund paid total distributions of $0.1406 per share over the same period.

Most of the underperformance can be attributed to several of the five factors, especially value. The Fund targets diversified exposure to the value, momentum, quality and low volatility factors. Stocks with lower valuations suffered as a narrow group of growth stocks outperformed, mainly in the internet, cloud and software verticals. In addition, the low volatility factor failed to provide downside protection during the February and March 2020 drawdown and saw less of a rebound during the recovery. The momentum factor benefited performance but could not overcome exposure from the value and low volatility factors. Sector allocation effects added slightly to performance, while single-stock selection was marginally negative.

MARKET AND FUND OUTLOOK

We believe market volatility will remain elevated in the near term due to uncertainty across a number of spectrums, including the November 2020 U.S. Presidential election, the path of COVID-19, U.S. trade policy with China, and potential additional fiscal and monetary stimulus. We remain constructive on equities for the long-term, especially relative to bonds.

While the last year has proved to be an especially difficult environment for factor investing, we believe a more normalized environment could lead to better conditions for the Active Factor suite. The spread between value and growth stocks is especially extreme, only surpassed by the late 1990s in the last 25 years. The Fund continues to offer diversified exposure across the quality, low volatility, value and momentum factors, while reducing sector and single-stock risk. We continue to target key factors that historically have offered premiums to the market return.

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (THE "FUND" OR "AFSM")

MARKET RECAP

In the first quarter of 2020, equity markets experienced extreme volatility due to government enforced lockdowns around the world to slow the path of COVID-19. From February 19 to March 23, 2020 the S&P 500(R) Index lost roughly one-third of its value, only to rocket to new highs by the end of August 2020. Extraordinary accommodation on the part of the Fed and federal stimulus buttressed confidence and led to the surge in equity markets from the depths of March. However, the recovery has been extremely bifurcated with a few industries seeing a large tailwind due to digital transformation and other cyclically focused sectors seeing a large drawdown in profits. Larger technology-oriented firms with better balance sheets, higher margins and a solid customer base outperformed smaller cyclical firms. Smaller capitalization stocks struggled relative to large-cap peers with the Russell 2000(R) Index lagging the S&P 500(R) Index by over 16%.

On a factor basis, it was a tough environment given the narrowness of the market over the period covered by this report. The five primary factors (value, momentum, quality, low volatility and size) all underperformed the broad market on an equal weight basis. Momentum and quality held up relatively better while value trailed by a wide margin.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2020 (UNAUDITED)

PERFORMANCE ANALYSIS

The Fund returned -7.03% on a NAV basis and -7.08% on a market price basis over the period from the Fund's inception on December 3, 2019 through August 31, 2020. The Russell 2000(R) Index (the "Benchmark") returned -1.49% over the same period. The Fund paid total distributions of $0.0997 per share over the period.

Most of the underperformance can be attributed to several of the five factors, especially value. The Fund targets diversified exposure to the value, momentum, quality and low volatility factors. Stocks with lower valuations suffered as a narrow group of growth stocks outperformed, mainly in the internet, cloud and software verticals. In addition, the low volatility factor failed to provide downside protection during the February and March 2020 drawdown and saw less of a rebound during the recovery. The momentum factor benefited performance but could not overcome exposure from the value and low volatility factors. Sector allocation effects added slightly to performance, while single-stock selection was marginally negative.

MARKET AND FUND OUTLOOK

We believe market volatility will remain elevated in the near term due to uncertainty across a number of spectrums, including the November 2020 U.S. Presidential election, the path of COVID-19, U.S. trade policy with China, and potential additional fiscal and monetary stimulus. We remain constructive on equities for the long-term, especially relative to bonds.

While the last year has proved to be an especially difficult environment for factor investing, we believe a more normalized environment could lead to better conditions for the Active Factor suite. The spread between value and growth stocks is especially extreme, only surpassed by the late 1990s in the last 25 years. The Fund continues to offer diversified exposure across the quality, low volatility, value and momentum factors, while reducing sector and single-stock risk. We continue to target key factors that historically have offered premiums to the market return.

FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
AUGUST 31, 2020 (UNAUDITED)

As a shareholder of First Trust Active Factor Large Cap ETF, First Trust Active Factor Mid Cap ETF or First Trust Active Factor Small Cap ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended August 31, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------
                                                                                      ANNUALIZED
                                                                                     EXPENSE RATIO   EXPENSES PAID
                                                     BEGINNING         ENDING        BASED ON THE     DURING THE
                                                   ACCOUNT VALUE    ACCOUNT VALUE      SIX-MONTH       SIX-MONTH
                                                   MARCH 1, 2020   AUGUST 31, 2020      PERIOD        PERIOD (a)
------------------------------------------------------------------------------------------------------------------
FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
Actual                                               $1,000.00        $1,141.70          0.55%           $2.96
Hypothetical (5% return before expenses)             $1,000.00        $1,022.37          0.55%           $2.80

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
Actual                                               $1,000.00        $1,020.60          0.65%           $3.30
Hypothetical (5% return before expenses)             $1,000.00        $1,021.87          0.65%           $3.30

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
Actual                                               $1,000.00        $1,035.20          0.75%           $3.84
Hypothetical (5% return before expenses)             $1,000.00        $1,021.37          0.75%           $3.81


(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (March 1, 2020 through August 31, 2020), multiplied by 184/366 (to reflect the six-month period).

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 0.6%
          220  Howmet Aerospace, Inc.                   $       3,855
           12  Lockheed Martin Corp.                            4,683
           12  Teledyne Technologies, Inc. (a)                  3,763
           31  Textron, Inc.                                    1,222
                                                        -------------
                                                               13,523
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 0.9%
           82  C.H. Robinson Worldwide, Inc.                    8,061
           28  Expeditors International of
                  Washington, Inc.                              2,475
           50  United Parcel Service, Inc.,
                  Class B                                       8,181
                                                        -------------
                                                               18,717
                                                        -------------
               AIRLINES -- 0.2%
          128  Southwest Airlines Co.                           4,810
                                                        -------------
               AUTO COMPONENTS -- 0.7%
          358  BorgWarner, Inc.                                14,531
                                                        -------------
               AUTOMOBILES -- 0.0%
           28  Harley-Davidson, Inc.                              776
                                                        -------------
               BANKS -- 1.4%
          109  Citigroup, Inc.                                  5,572
          136  Citizens Financial Group, Inc.                   3,518
           74  Comerica, Inc.                                   2,925
            8  M&T Bank Corp.                                     826
          271  Regions Financial Corp.                          3,133
          228  Wells Fargo & Co.                                5,506
          230  Zions Bancorp N.A.                               7,397
                                                        -------------
                                                               28,877
                                                        -------------
               BEVERAGES -- 0.6%
          152  Monster Beverage Corp. (a)                      12,747
                                                        -------------
               BIOTECHNOLOGY -- 2.9%
           99  AbbVie, Inc.                                     9,481
           42  Alexion Pharmaceuticals, Inc. (a)                4,797
           38  Amgen, Inc.                                      9,626
           27  Biogen, Inc. (a)                                 7,766
          166  Gilead Sciences, Inc.                           11,081
            8  Neurocrine Biosciences, Inc. (a)                   931
           18  Regeneron Pharmaceuticals,
                  Inc. (a)                                     11,159
           20  Vertex Pharmaceuticals, Inc. (a)                 5,583
                                                        -------------
                                                               60,424
                                                        -------------
               BUILDING PRODUCTS -- 1.1%
          114  A.O. Smith Corp.                                 5,582
           36  Fortune Brands Home &
                  Security, Inc.                                3,027
           68  Johnson Controls International
                  PLC                                           2,770
            6  Lennox International, Inc.                       1,682
          146  Masco Corp.                                      8,512
           20  Trane Technologies PLC                           2,368
                                                        -------------
                                                               23,941
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS -- 2.6%
            8  Ameriprise Financial, Inc.               $       1,255
           14  BlackRock, Inc.                                  8,319
           74  Blackstone Group (The), Inc.,
                  Class A                                       3,918
           10  Cboe Global Markets, Inc.                          918
          381  Franklin Resources, Inc.                         8,024
            2  MarketAxess Holdings, Inc.                         972
            4  Moody's Corp.                                    1,179
           16  MSCI, Inc.                                       5,972
           20  Nasdaq, Inc.                                     2,688
           36  S&P Global, Inc.                                13,191
           44  T. Rowe Price Group, Inc.                        6,125
           46  Tradeweb Markets, Inc., Class A                  2,635
                                                        -------------
                                                               55,196
                                                        -------------
               CHEMICALS -- 1.8%
           61  DuPont de Nemours, Inc.                          3,401
           13  Eastman Chemical Co.                               950
           82  FMC Corp.                                        8,763
           26  Linde PLC                                        6,493
           11  LyondellBasell Industries N.V.,
                  Class A                                         720
           52  PPG Industries, Inc.                             6,261
           16  Sherwin-Williams (The) Co.                      10,737
                                                        -------------
                                                               37,325
                                                        -------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.4%
           10  Cintas Corp.                                     3,333
          108  Rollins, Inc.                                    5,955
                                                        -------------
                                                                9,288
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.6%
          344  Cisco Systems, Inc.                             14,524
           66  F5 Networks, Inc. (a)                            8,734
          372  Juniper Networks, Inc.                           9,300
            6  Ubiquiti, Inc.                                   1,090
                                                        -------------
                                                               33,648
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 0.4%
           14  Jacobs Engineering Group, Inc.                   1,264
          118  Quanta Services, Inc.                            6,047
                                                        -------------
                                                                7,311
                                                        -------------
               CONSUMER FINANCE -- 0.4%
          153  Ally Financial, Inc.                             3,500
          186  Synchrony Financial                              4,615
                                                        -------------
                                                                8,115
                                                        -------------
               CONTAINERS & PACKAGING -- 0.5%
          141  International Paper Co.                          5,114
           42  Packaging Corp. of America                       4,252
                                                        -------------
                                                                9,366
                                                        -------------
               DISTRIBUTORS -- 0.3%
           82  LKQ Corp. (a)                                    2,603


                        See Notes to Financial Statements                Page 13

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DISTRIBUTORS (CONTINUED)
           10  Pool Corp.                               $       3,278
                                                        -------------
                                                                5,881
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.7%
           48  Berkshire Hathaway, Inc.,
                  Class B (a)                                  10,466
          203  Equitable Holdings, Inc.                         4,301
                                                        -------------
                                                               14,767
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.5%
          500  AT&T, Inc.                                      14,905
          290  Verizon Communications, Inc.                    17,188
                                                        -------------
                                                               32,093
                                                        -------------
               ELECTRIC UTILITIES -- 1.9%
          147  Evergy, Inc.                                     7,823
           14  Eversource Energy                                1,200
          236  Exelon Corp.                                     8,711
           50  NextEra Energy, Inc.                            13,959
          128  NRG Energy, Inc.                                 4,404
           59  Pinnacle West Capital Corp.                      4,328
                                                        -------------
                                                               40,425
                                                        -------------
               ELECTRICAL EQUIPMENT -- 0.9%
           93  Eaton Corp. PLC                                  9,495
           60  Emerson Electric Co.                             4,168
           16  Generac Holdings, Inc. (a)                       3,040
           12  Rockwell Automation, Inc.                        2,767
                                                        -------------
                                                               19,470
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 0.9%
           18  CDW Corp.                                        2,046
           41  FLIR Systems, Inc.                               1,513
           32  Keysight Technologies, Inc. (a)                  3,153
          117  TE Connectivity Ltd.                            11,302
            4  Zebra Technologies Corp.,
                  Class A (a)                                   1,146
                                                        -------------
                                                               19,160
                                                        -------------
               ENTERTAINMENT -- 1.6%
          170  Activision Blizzard, Inc.                       14,198
           90  Electronic Arts, Inc. (a)                       12,552
           34  Take-Two Interactive Software,
                  Inc. (a)                                      5,821
                                                        -------------
                                                               32,571
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.2%
           52  American Tower Corp.                            12,956
           38  Crown Castle International Corp.                 6,204
           10  Equinix, Inc.                                    7,898
          108  Equity LifeStyle Properties, Inc.                7,159
           64  Equity Residential                               3,613
           16  Essex Property Trust, Inc.                       3,464
          582  Host Hotels & Resorts, Inc.                      6,536


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
           44  Mid-America Apartment
                  Communities, Inc.                     $       5,153
           68  Prologis, Inc.                                   6,927
           46  Public Storage                                   9,770
           96  Regency Centers Corp.                            3,812
           22  SBA Communications Corp.                         6,734
           39  Simon Property Group, Inc.                       2,646
           33  SL Green Realty Corp.                            1,543
           81  Vornado Realty Trust                             2,902
                                                        -------------
                                                               87,317
                                                        -------------
               FOOD & STAPLES RETAILING -- 2.2%
           22  Costco Wholesale Corp.                           7,649
           34  Kroger (The) Co.                                 1,213
           73  Sysco Corp.                                      4,390
           96  Walgreens Boots Alliance, Inc.                   3,650
          214  Walmart, Inc.                                   29,714
                                                        -------------
                                                               46,616
                                                        -------------
               FOOD PRODUCTS -- 2.3%
          110  Archer-Daniels-Midland Co.                       4,923
          108  Campbell Soup Co.                                5,682
          327  General Mills, Inc.                             20,912
          102  Hormel Foods Corp.                               5,200
           48  J.M. Smucker (The) Co.                           5,769
          174  Kraft Heinz (The) Co.                            6,097
                                                        -------------
                                                               48,583
                                                        -------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 3.1%
           18  ABIOMED, Inc. (a)                                5,537
           40  Danaher Corp.                                    8,259
           96  DENTSPLY SIRONA, Inc.                            4,308
           54  Edwards Lifesciences Corp. (a)                   4,635
           16  IDEXX Laboratories, Inc. (a)                     6,257
           18  Masimo Corp. (a)                                 4,032
           22  Medtronic PLC                                    2,364
           14  Quidel Corp. (a)                                 2,463
           50  ResMed, Inc.                                     9,039
           62  West Pharmaceutical Services,
                  Inc.                                         17,606
                                                        -------------
                                                               64,500
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.2%
           22  AmerisourceBergen Corp.                          2,135
           11  Anthem, Inc.                                     3,097
           90  CVS Health Corp.                                 5,591
           56  DaVita, Inc. (a)                                 4,858
           91  Henry Schein, Inc. (a)                           6,046
           41  Humana, Inc.                                    17,022
            6  Laboratory Corp. of America
                  Holdings (a)                                  1,054
           13  McKesson Corp.                                   1,995
           12  Molina Healthcare, Inc. (a)                      2,220
           37  Quest Diagnostics, Inc.                          4,116


Page 14                 See Notes to Financial Statements

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS & SERVICES
                  (CONTINUED)
           55  UnitedHealth Group, Inc.                 $      17,190
            8  Universal Health Services, Inc.,
                  Class B                                         883
                                                        -------------
                                                               66,207
                                                        -------------
               HEALTH CARE TECHNOLOGY -- 0.7%
           60  Cerner Corp.                                     4,402
           22  Teladoc Health, Inc. (a)                         4,745
           20  Veeva Systems, Inc., Class A (a)                 5,646
                                                        -------------
                                                               14,793
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.7%
            8  Chipotle Mexican Grill, Inc. (a)                10,482
            8  Domino's Pizza, Inc.                             3,272
           95  Norwegian Cruise Line Holdings
                  Ltd. (a)                                      1,625
                                                        -------------
                                                               15,379
                                                        -------------
               HOUSEHOLD DURABLES -- 1.3%
          110  D.R. Horton, Inc.                                7,851
           16  Garmin Ltd.                                      1,658
           63  Lennar Corp., Class A                            4,713
          190  PulteGroup, Inc.                                 8,472
           28  Whirlpool Corp.                                  4,976
                                                        -------------
                                                               27,670
                                                        -------------
               HOUSEHOLD PRODUCTS -- 0.6%
           12  Church & Dwight Co., Inc.                        1,150
           52  Clorox (The) Co.                                11,622
                                                        -------------
                                                               12,772
                                                        -------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.4%
          407  Vistra Corp.                                     7,827
                                                        -------------
               INDUSTRIAL CONGLOMERATES -- 0.3%
           36  Honeywell International, Inc.                    5,960
                                                        -------------
               INSURANCE -- 3.4%
           94  Allstate (The) Corp.                             8,742
           32  Aon PLC, Class A                                 6,400
           52  Arthur J. Gallagher & Co.                        5,476
           40  Assurant, Inc.                                   4,862
          130  Brown & Brown, Inc.                              6,032
          106  CNA Financial Corp.                              3,410
          102  Loews Corp.                                      3,658
           96  Marsh & McLennan Cos., Inc.                     11,031
          115  MetLife, Inc.                                    4,423
           86  Progressive (The) Corp.                          8,173
           60  Prudential Financial, Inc.                       4,066
           16  Travelers (The) Cos., Inc.                       1,857
          166  Unum Group                                       3,068
                                                        -------------
                                                               71,198
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               INTERACTIVE MEDIA & SERVICES
                  -- 3.1%
           16  Alphabet, Inc., Class A (a)              $      26,072
           98  Facebook, Inc., Class A (a)                     28,734
            6  IAC/InterActiveCorp (a)                            798
           45  Match Group, Inc. (a)                            5,026
           44  Zillow Group, Inc., Class C (a)                  3,773
                                                        -------------
                                                               64,403
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 4.5%
           20  Amazon.com, Inc. (a)                            69,019
            2  Booking Holdings, Inc. (a)                       3,821
          361  eBay, Inc.                                      19,776
            4  Wayfair, Inc., Class A (a)                       1,186
                                                        -------------
                                                               93,802
                                                        -------------
               IT SERVICES -- 4.8%
           67  Accenture PLC, Class A                          16,075
            8  Automatic Data Processing, Inc.                  1,113
           62  Black Knight, Inc. (a)                           5,214
           75  Booz Allen Hamilton Holding
                  Corp.                                         6,604
            9  Broadridge Financial Solutions,
                  Inc.                                          1,237
          164  Cognizant Technology Solutions
                  Corp., Class A                               10,965
           94  International Business Machines
                  Corp.                                        11,591
           58  Jack Henry & Associates, Inc.                    9,594
           58  Leidos Holdings, Inc.                            5,248
           12  Paychex, Inc.                                      918
           54  PayPal Holdings, Inc. (a)                       11,024
           24  Square, Inc., Class A (a)                        3,829
           40  Visa, Inc., Class A                              8,480
          367  Western Union (The) Co.                          8,658
                                                        -------------
                                                              100,550
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.2%
           12  Agilent Technologies, Inc.                       1,205
           20  Bio-Rad Laboratories, Inc.,
                  Class A (a)                                  10,172
           16  Bio-Techne Corp.                                 4,087
            2  Mettler-Toledo International,
                  Inc. (a)                                      1,941
           20  Thermo Fisher Scientific, Inc.                   8,580
                                                        -------------
                                                               25,985
                                                        -------------
               MACHINERY -- 1.9%
           76  Cummins, Inc.                                   15,751
           24  Dover Corp.                                      2,636
           24  Illinois Tool Works, Inc.                        4,741
           12  Nordson Corp.                                    2,238
           72  PACCAR, Inc.                                     6,180
           62  Snap-on, Inc.                                    9,193
                                                        -------------
                                                               40,739
                                                        -------------


                        See Notes to Financial Statements                Page 15

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA -- 2.1%
           22  Charter Communications, Inc.,
                  Class A (a)                           $      13,543
          364  Comcast Corp., Class A                          16,311
           76  Discovery, Inc., Class A (a)                     1,677
          140  Fox Corp., Class A                               3,900
          103  Liberty Media Corp.-Liberty
                  SiriusXM, Series C (a)                        3,708
           77  Omnicom Group, Inc.                              4,165
           26  ViacomCBS, Inc., Class B                           724
                                                        -------------
                                                               44,028
                                                        -------------
               METALS & MINING -- 0.9%
          132  Arconic Corp. (a)                                2,937
           84  Newmont Corp.                                    5,652
          203  Nucor Corp.                                      9,228
           26  Southern Copper Corp.                            1,251
                                                        -------------
                                                               19,068
                                                        -------------
               MULTILINE RETAIL -- 1.0%
           36  Dollar General Corp.                             7,267
           63  Kohl's Corp.                                     1,346
           86  Target Corp.                                    13,004
                                                        -------------
                                                               21,617
                                                        -------------
               MULTI-UTILITIES -- 0.4%
           48  Consolidated Edison, Inc.                        3,424
           86  Public Service Enterprise Group,
                  Inc.                                          4,493
                                                        -------------
                                                                7,917
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.0%
          133  Cabot Oil & Gas Corp.                            2,523
          147  Chevron Corp.                                   12,338
          219  ConocoPhillips                                   8,298
          104  Devon Energy Corp.                               1,130
          154  Exxon Mobil Corp.                                6,151
          121  HollyFrontier Corp.                              2,888
           32  Marathon Petroleum Corp.                         1,135
           63  Phillips 66                                      3,684
           77  Valero Energy Corp.                              4,049
                                                        -------------
                                                               42,196
                                                        -------------
               PHARMACEUTICALS -- 4.6%
          383  Bristol-Myers Squibb Co.                        23,823
          100  Eli Lilly and Co.                               14,839
          152  Johnson & Johnson                               23,318
          194  Merck & Co., Inc.                               16,542
          428  Pfizer, Inc.                                    16,174
           14  Zoetis, Inc.                                     2,242
                                                        -------------
                                                               96,938
                                                        -------------
               PROFESSIONAL SERVICES -- 0.4%
          169  Robert Half International, Inc.                  8,991
                                                        -------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.2%
           96  CBRE Group, Inc., Class A (a)                    4,515
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               ROAD & RAIL -- 0.5%
           10  J.B. Hunt Transport Services, Inc.       $       1,405
           48  Old Dominion Freight Line, Inc.                  9,705
                                                        -------------
                                                               11,110
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.5%
          118  Advanced Micro Devices, Inc. (a)                10,717
           18  Applied Materials, Inc.                          1,109
          169  Intel Corp.                                      8,610
           22  KLA Corp.                                        4,513
           16  Lam Research Corp.                               5,381
           70  Maxim Integrated Products, Inc.                  4,791
           16  Monolithic Power Systems, Inc.                   4,274
           46  NVIDIA Corp.                                    24,609
           65  Texas Instruments, Inc.                          9,240
                                                        -------------
                                                               73,244
                                                        -------------
               SOFTWARE -- 8.9%
           18  Adobe, Inc. (a)                                  9,241
           32  ANSYS, Inc. (a)                                 10,848
            6  Autodesk, Inc. (a)                               1,474
          104  Cadence Design Systems, Inc. (a)                11,535
          126  Citrix Systems, Inc.                            18,295
           10  Fair Isaac Corp. (a)                             4,208
          416  Microsoft Corp.                                 93,820
          528  NortonLifeLock, Inc.                            12,419
          166  Oracle Corp.                                     9,499
           40  Synopsys, Inc. (a)                               8,852
           16  Tyler Technologies, Inc. (a)                     5,525
                                                        -------------
                                                              185,716
                                                        -------------
               SPECIALTY RETAIL -- 2.1%
           68  Best Buy Co., Inc.                               7,542
           66  Home Depot (The), Inc.                          18,812
           62  Lowe's Cos., Inc.                               10,211
           48  Tractor Supply Co.                               7,144
                                                        -------------
                                                               43,709
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 9.4%
        1,396  Apple, Inc.                                    180,140
          200  Hewlett Packard Enterprise Co.                   1,934
          285  HP, Inc.                                         5,572
           90  NetApp, Inc.                                     4,265
           33  Seagate Technology PLC                           1,584
          196  Xerox Holdings Corp.                             3,696
                                                        -------------
                                                              197,191
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.7%
          100  NIKE, Inc., Class B                             11,189
           46  Ralph Lauren Corp.                               3,166
                                                        -------------
                                                               14,355
                                                        -------------
               TOBACCO -- 0.5%
          124  Altria Group, Inc.                               5,424
           74  Philip Morris International, Inc.                5,904
                                                        -------------
                                                               11,328
                                                        -------------


Page 16                 See Notes to Financial Statements

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TRADING COMPANIES & DISTRIBUTORS
                  -- 0.5%
          152  Fastenal Co.                             $       7,427
            8  W.W. Grainger, Inc.                              2,923
                                                        -------------
                                                               10,350
                                                        -------------
               WIRELESS TELECOMMUNICATION SERVICES
                  -- 0.3%
           52  T-Mobile US, Inc. (a)                            6,067
                                                        -------------
               TOTAL COMMON STOCKS -- 99.8%                 2,095,603
               (Cost $1,906,275)                        -------------

               MONEY MARKET FUNDS -- 0.1%
        1,103  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class - 0.01% (b)               1,103
               (Cost $1,103)                            -------------

               TOTAL INVESTMENTS -- 99.9%                   2,096,706
               (Cost $1,907,378) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                           2,725
                                                        -------------
               NET ASSETS -- 100.0%                     $   2,099,431
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of August 31, 2020.

(c) Aggregate cost for federal income tax purposes is $1,924,028. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $292,017 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $119,339. The net unrealized appreciation was $172,678.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                          LEVEL 2        LEVEL 3
                          LEVEL 1       SIGNIFICANT    SIGNIFICANT
                           QUOTED        OBSERVABLE    UNOBSERVABLE
                           PRICES          INPUTS         INPUTS
                        -------------------------------------------
Common Stocks*          $  2,095,603    $        --    $         --
Money Market
   Funds                       1,103             --              --
                        -------------------------------------------
Total Investments       $  2,096,706    $        --    $         --
                        ===========================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 17

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.7%
               AUTO COMPONENTS -- 1.2%
          114  BorgWarner, Inc.                         $       4,627
          246  Gentex Corp.                                     6,655
           96  Lear Corp.                                      10,937
                                                        -------------
                                                               22,219
                                                        -------------
               AUTOMOBILES -- 0.4%
           28  Harley-Davidson, Inc.                              776
           66  Thor Industries, Inc.                            6,232
                                                        -------------
                                                                7,008
                                                        -------------
               BANKS -- 3.5%
          327  Associated Banc-Corp.                            4,395
          141  BankUnited, Inc.                                 3,297
          108  CIT Group, Inc.                                  2,124
          104  Commerce Bancshares, Inc.                        6,195
          242  CVB Financial Corp.                              4,407
           10  First Citizens BancShares, Inc.,
                  Class A                                       3,931
          397  First Hawaiian, Inc.                             6,562
          336  Fulton Financial Corp.                           3,286
          186  Hancock Whitney Corp.                            3,722
          386  PacWest Bancorp                                  7,365
          110  Popular, Inc.                                    4,074
          613  Sterling Bancorp                                 7,154
          216  Zions Bancorp N.A.                               6,947
                                                        -------------
                                                               63,459
                                                        -------------
               BEVERAGES -- 1.0%
            8  Boston Beer (The) Co., Inc.,
                  Class A (a)                                   7,056
          140  National Beverage Corp. (a)                     11,385
                                                        -------------
                                                               18,441
                                                        -------------
               BIOTECHNOLOGY -- 1.9%
           40  ACADIA Pharmaceuticals,
                  Inc. (a)                                      1,583
           10  Acceleron Pharma, Inc. (a)                         975
           18  Allogene Therapeutics, Inc. (a)                    642
           92  Emergent BioSolutions, Inc. (a)                 10,493
          398  Exelixis, Inc. (a)                               8,843
           74  Halozyme Therapeutics, Inc. (a)                  2,146
           75  Ligand Pharmaceuticals, Inc. (a)                 7,650
           20  Natera, Inc. (a)                                 1,274
           14  United Therapeutics Corp. (a)                    1,497
                                                        -------------
                                                               35,103
                                                        -------------
               BUILDING PRODUCTS -- 1.4%
           84  A.O. Smith Corp.                                 4,113
          144  Fortune Brands Home &
                  Security, Inc.                               12,108
           94  Simpson Manufacturing Co., Inc.                  9,244
           16  UFP Industries, Inc.                               950
                                                        -------------
                                                               26,415
                                                        -------------
               CAPITAL MARKETS -- 2.4%
           68  Cohen & Steers, Inc.                             4,114
           34  FactSet Research Systems, Inc.                  11,914


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
          116  Houlihan Lokey, Inc.                     $       6,798
          702  Janus Henderson Group PLC                       14,545
          120  SEI Investments Co.                              6,283
                                                        -------------
                                                               43,654
                                                        -------------
               CHEMICALS -- 1.9%
          128  Cabot Corp.                                      4,737
          160  Huntsman Corp.                                   3,459
            8  NewMarket Corp.                                  2,980
          280  Olin Corp.                                       3,150
          136  RPM International, Inc.                         11,529
           50  Scotts Miracle-Gro (The) Co.                     8,427
                                                        -------------
                                                               34,282
                                                        -------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.1%
           28  Deluxe Corp.                                       795
          272  HNI Corp.                                        8,663
          261  KAR Auction Services, Inc.                       4,526
           48  MSA Safety, Inc.                                 6,046
                                                        -------------
                                                               20,030
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.8%
          358  Ciena Corp. (a)                                 20,324
          117  EchoStar Corp., Class A (a)                      3,437
           17  F5 Networks, Inc. (a)                            2,249
          344  Juniper Networks, Inc.                           8,600
          126  Lumentum Holdings, Inc. (a)                     10,836
          179  NetScout Systems, Inc. (a)                       4,142
          187  Viavi Solutions, Inc. (a)                        2,494
                                                        -------------
                                                               52,082
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 0.6%
           71  EMCOR Group, Inc.                                5,326
           94  Quanta Services, Inc.                            4,817
                                                        -------------
                                                               10,143
                                                        -------------
               CONSUMER FINANCE -- 0.4%
          401  Navient Corp.                                    3,645
          210  Santander Consumer USA
                  Holdings, Inc.                                3,614
                                                        -------------
                                                                7,259
                                                        -------------
               CONTAINERS & PACKAGING -- 0.3%
          152  Silgan Holdings, Inc.                            5,785
                                                        -------------
               DISTRIBUTORS -- 1.0%
           56  Pool Corp.                                      18,359
                                                        -------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.7%
          300  Adtalem Global Education,
                  Inc. (a)                                      9,960
            8  Graham Holdings Co., Class B                     3,424
                                                        -------------
                                                               13,384
                                                        -------------


Page 18                 See Notes to Financial Statements

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED FINANCIAL SERVICES
                  -- 1.0%
          602  Jefferies Financial Group, Inc.          $      10,559
          164  Voya Financial, Inc.                             8,513
                                                        -------------
                                                               19,072
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.0%
           12  Cogent Communications
                  Holdings, Inc.                                  807
                                                        -------------
               ELECTRIC UTILITIES -- 2.0%
          288  Hawaiian Electric Industries, Inc.               9,968
          108  IDACORP, Inc.                                    9,709
          160  OGE Energy Corp.                                 5,098
          336  Portland General Electric Co.                   12,818
                                                        -------------
                                                               37,593
                                                        -------------
               ELECTRICAL EQUIPMENT -- 3.2%
           48  Acuity Brands, Inc.                              5,246
          104  Generac Holdings, Inc. (a)                      19,758
          311  GrafTech International Ltd.                      2,071
           50  Hubbell, Inc.                                    7,246
          198  Regal Beloit Corp.                              19,574
           58  Vicor Corp. (a)                                  5,048
                                                        -------------
                                                               58,943
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 4.3%
          106  Arrow Electronics, Inc. (a)                      8,327
          123  Avnet, Inc.                                      3,384
           50  Cognex Corp.                                     3,460
           73  Dolby Laboratories, Inc., Class A                5,099
          109  FLIR Systems, Inc.                               4,022
          110  Jabil, Inc.                                      3,757
           35  Littelfuse, Inc.                                 6,329
          120  National Instruments Corp.                       4,307
          128  SYNNEX Corp.                                    16,275
           70  Trimble, Inc. (a)                                3,669
          553  Vishay Intertechnology, Inc.                     8,842
           42  Zebra Technologies Corp.,
                  Class A (a)                                  12,034
                                                        -------------
                                                               79,505
                                                        -------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.2%
           94  Helmerich & Payne, Inc.                          1,549
          399  Patterson-UTI Energy, Inc.                       1,536
                                                        -------------
                                                                3,085
                                                        -------------
               ENTERTAINMENT -- 0.0%
           31  Cinemark Holdings, Inc.                            454
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 6.9%
          246  Alexander & Baldwin, Inc.                        2,979
           36  American Homes 4 Rent, Class A                   1,031
          639  Apple Hospitality REIT, Inc.                     6,498


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
          106  Brixmor Property Group, Inc.             $       1,251
           30  Camden Property Trust                            2,728
          726  CoreCivic, Inc.                                  6,759
           62  CoreSite Realty Corp.                            7,592
           32  CubeSmart                                        1,012
          122  CyrusOne, Inc.                                  10,191
          282  Equity Commonwealth                              8,852
          268  First Industrial Realty Trust, Inc.             11,430
          302  Gaming and Leisure Properties,
                  Inc.                                         10,978
          442  GEO Group (The), Inc.                            4,933
           30  Highwoods Properties, Inc.                       1,118
          400  Host Hotels & Resorts, Inc.                      4,492
          471  Lexington Realty Trust                           5,355
           54  Life Storage, Inc.                               5,693
          201  Macerich (The) Co.                               1,594
          138  Omega Healthcare Investors, Inc.                 4,274
          120  PotlatchDeltic Corp.                             5,525
           38  PS Business Parks, Inc.                          4,795
          116  QTS Realty Trust, Inc., Class A                  7,867
           90  Regency Centers Corp.                            3,574
          265  Service Properties Trust                         2,176
          264  Weingarten Realty Investors                      4,612
                                                        -------------
                                                              127,309
                                                        -------------
               FOOD & STAPLES RETAILING -- 1.0%
          292  BJ's Wholesale Club Holdings,
                  Inc. (a)                                     12,968
          236  Sprouts Farmers Market, Inc. (a)                 5,510
                                                        -------------
                                                               18,478
                                                        -------------
               FOOD PRODUCTS -- 1.3%
          288  Flowers Foods, Inc.                              7,044
          210  Hain Celestial Group (The),
                  Inc. (a)                                      6,886
          133  Ingredion, Inc.                                 10,699
                                                        -------------
                                                               24,629
                                                        -------------
               GAS UTILITIES -- 0.7%
          108  National Fuel Gas Co.                            4,929
           70  ONE Gas, Inc.                                    5,188
           54  UGI Corp.                                        1,865
                                                        -------------
                                                               11,982
                                                        -------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 3.7%
           10  ABIOMED, Inc. (a)                                3,076
           20  Globus Medical, Inc., Class A (a)                1,130
           14  Haemonetics Corp. (a)                            1,255
           41  Hill-Rom Holdings, Inc.                          3,845
            6  ICU Medical, Inc. (a)                            1,202
           20  Integra LifeSciences Holdings
                  Corp. (a)                                       956
           26  iRhythm Technologies, Inc. (a)                   5,725
           44  Masimo Corp. (a)                                 9,856
           36  Nevro Corp. (a)                                  4,951


                        See Notes to Financial Statements                Page 19

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE EQUIPMENT
                  & SUPPLIES (CONTINUED)
           31  NuVasive, Inc. (a)                       $       1,616
           10  Penumbra, Inc. (a)                               2,092
           22  Quidel Corp. (a)                                 3,871
           32  STERIS PLC                                       5,109
           10  Tandem Diabetes Care, Inc. (a)                   1,127
           78  West Pharmaceutical Services,
                  Inc.                                         22,149
                                                        -------------
                                                               67,960
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 5.4%
           66  Amedisys, Inc. (a)                              15,966
           12  AMN Healthcare Services,
                  Inc. (a)                                        646
           29  Chemed Corp.                                    14,996
          175  DaVita, Inc. (a)                                15,183
           96  Encompass Health Corp.                           6,263
           68  Henry Schein, Inc. (a)                           4,518
           34  LHC Group, Inc. (a)                              7,087
           38  MEDNAX, Inc. (a)                                   706
          136  Molina Healthcare, Inc. (a)                     25,156
          318  Patterson Cos., Inc.                             9,225
                                                        -------------
                                                               99,746
                                                        -------------
               HEALTH CARE TECHNOLOGY -- 0.6%
          144  Inovalon Holdings, Inc.,
                  Class A (a)                                   3,563
           10  Omnicell, Inc. (a)                                 667
           32  Teladoc Health, Inc. (a)                         6,902
                                                        -------------
                                                               11,132
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.5%
           32  Domino's Pizza, Inc.                            13,087
           96  Papa John's International, Inc.                  9,436
           36  Wingstop, Inc.                                   5,882
                                                        -------------
                                                               28,405
                                                        -------------
               HOUSEHOLD DURABLES -- 2.6%
           34  Helen of Troy Ltd. (a)                           7,032
           34  Meritage Homes Corp. (a)                         3,265
          148  PulteGroup, Inc.                                 6,599
          161  Toll Brothers, Inc.                              6,797
           78  TopBuild Corp. (a)                              11,996
          361  TRI Pointe Group, Inc. (a)                       6,094
           34  Whirlpool Corp.                                  6,043
                                                        -------------
                                                               47,826
                                                        -------------
               INSURANCE -- 4.3%
          128  Brighthouse Financial, Inc. (a)                  3,886
          326  Brown & Brown, Inc.                             15,126
          320  CNO Financial Group, Inc.                        5,216
          244  First American Financial Corp.                  12,827
           44  Hanover Insurance Group (The),
                  Inc.                                          4,510
           74  Kemper Corp.                                     5,747


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               INSURANCE (CONTINUED)
           22  Kinsale Capital Group, Inc.              $       4,559
          447  Old Republic International Corp.                 7,201
           46  Primerica, Inc.                                  5,743
           38  RenaissanceRe Holdings Ltd.                      6,982
          343  Unum Group                                       6,339
                                                        -------------
                                                               78,136
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.3%
          334  ANGI Homeservices, Inc.,
                  Class A (a)                                   4,634
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 0.9%
           86  Etsy, Inc. (a)                                  10,294
           18  Overstock.com, Inc. (a)                          1,575
           16  Stamps.com, Inc. (a)                             3,990
                                                        -------------
                                                               15,859
                                                        -------------
               IT SERVICES -- 2.8%
           10  Alliance Data Systems Corp.                        451
           86  CACI International, Inc.,
                  Class A (a)                                  20,140
           38  Euronet Worldwide, Inc. (a)                      3,929
          205  KBR, Inc.                                        5,123
          106  LiveRamp Holdings, Inc. (a)                      5,919
          121  MAXIMUS, Inc.                                    9,384
          220  Perspecta, Inc.                                  4,569
           14  Science Applications International
                  Corp.                                         1,168
                                                        -------------
                                                               50,683
                                                        -------------
               LEISURE PRODUCTS -- 1.0%
          216  Brunswick Corp.                                 13,368
           92  YETI Holdings, Inc. (a)                          4,727
                                                        -------------
                                                               18,095
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 3.5%
           43  Bio-Rad Laboratories, Inc.,
                  Class A (a)                                  21,869
           10  Bio-Techne Corp.                                 2,555
           40  Bruker Corp.                                     1,681
           47  Charles River Laboratories
                  International, Inc. (a)                      10,291
           98  Medpace Holdings, Inc. (a)                      12,719
           94  NeoGenomics, Inc. (a)                            3,661
           34  PRA Health Sciences, Inc. (a)                    3,635
           14  Repligen Corp. (a)                               2,169
           91  Syneos Health, Inc. (a)                          5,742
                                                        -------------
                                                               64,322
                                                        -------------
               MACHINERY -- 3.8%
           82  AGCO Corp.                                       5,830
          123  Allison Transmission Holdings,
                  Inc.                                          4,412
           78  Crane Co.                                        4,410
          116  Graco, Inc.                                      6,730
           94  Lincoln Electric Holdings, Inc.                  9,091


Page 20                 See Notes to Financial Statements

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
           70  Nordson Corp.                            $      13,054
          139  Oshkosh Corp.                                   10,705
           61  Snap-on, Inc.                                    9,045
          112  Timken (The) Co.                                 6,069
                                                        -------------
                                                               69,346
                                                        -------------
               MEDIA -- 1.3%
          215  AMC Networks, Inc., Class A (a)                  5,222
          210  Interpublic Group of Cos. (The),
                  Inc.                                          3,730
           96  John Wiley & Sons, Inc., Class A                 3,038
          178  Meredith Corp.                                   2,492
          218  New York Times (The) Co.,
                  Class A                                       9,446
                                                        -------------
                                                               23,928
                                                        -------------
               METALS & MINING -- 2.9%
          815  Commercial Metals Co.                           17,009
          226  Reliance Steel & Aluminum Co.                   23,700
          409  Steel Dynamics, Inc.                            12,074
           22  Worthington Industries, Inc.                       914
                                                        -------------
                                                               53,697
                                                        -------------
               MULTILINE RETAIL -- 0.5%
           99  Dillard's, Inc., Class A                         2,991
           84  Kohl's Corp.                                     1,794
          373  Macy's, Inc.                                     2,600
          103  Nordstrom, Inc.                                  1,648
                                                        -------------
                                                                9,033
                                                        -------------
               MULTI-UTILITIES -- 1.4%
          650  MDU Resources Group, Inc.                       15,353
          185  NorthWestern Corp.                               9,553
                                                        -------------
                                                               24,906
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 0.5%
          110  Cabot Oil & Gas Corp.                            2,087
          158  CVR Energy, Inc.                                 2,637
          404  Devon Energy Corp.                               4,391
           19  HollyFrontier Corp.                                454
                                                        -------------
                                                                9,569
                                                        -------------
               PAPER & FOREST PRODUCTS -- 0.7%
          308  Domtar Corp.                                     8,784
          146  Louisiana-Pacific Corp.                          4,809
                                                        -------------
                                                               13,593
                                                        -------------
               PERSONAL PRODUCTS -- 0.6%
          239  Nu Skin Enterprises, Inc.,
                  Class A                                      11,298
                                                        -------------
               PHARMACEUTICALS -- 0.4%
           10  MyoKardia, Inc. (a)                              1,094
          172  Prestige Consumer Healthcare,
                  Inc. (a)                                      6,266
                                                        -------------
                                                                7,360
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               PROFESSIONAL SERVICES -- 1.3%
           42  FTI Consulting, Inc. (a)                 $       4,820
          137  ManpowerGroup, Inc.                             10,044
          172  Robert Half International, Inc.                  9,150
                                                        -------------
                                                               24,014
                                                        -------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.2%
           68  Redfin Corp. (a)                                 3,235
                                                        -------------
               ROAD & RAIL -- 2.3%
           72  Landstar System, Inc.                            9,583
           60  Old Dominion Freight Line, Inc.                 12,131
          372  Schneider National, Inc., Class B               10,066
          232  Werner Enterprises, Inc.                        10,674
                                                        -------------
                                                               42,454
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.9%
          208  Cirrus Logic, Inc. (a)                          12,603
           24  Enphase Energy, Inc. (a)                         1,853
           68  Entegris, Inc.                                   4,548
          176  Lattice Semiconductor Corp. (a)                  5,034
           28  Monolithic Power Systems, Inc.                   7,480
           64  SolarEdge Technologies, Inc. (a)                14,154
          114  Synaptics, Inc. (a)                              9,728
          181  Teradyne, Inc.                                  15,379
                                                        -------------
                                                               70,779
                                                        -------------
               SOFTWARE -- 4.3%
           32  Appfolio, Inc., Class A (a)                      5,377
            8  Aspen Technology, Inc. (a)                       1,016
           14  Blackline, Inc. (a)                              1,223
           66  CDK Global, Inc.                                 3,077
           34  Fair Isaac Corp. (a)                            14,307
           22  Five9, Inc. (a)                                  2,804
          121  J2 Global, Inc. (a)                              8,469
           38  Manhattan Associates, Inc. (a)                   3,695
          373  Nuance Communications, Inc. (a)                 11,175
           50  Pegasystems, Inc.                                6,423
           30  PTC, Inc. (a)                                    2,742
           38  Qualys, Inc. (a)                                 4,033
          124  Sailpoint Technologies Holdings,
                  Inc. (a)                                      4,865
           22  Tyler Technologies, Inc. (a)                     7,597
           18  Varonis Systems, Inc. (a)                        2,224
                                                        -------------
                                                               79,027
                                                        -------------
               SPECIALTY RETAIL -- 3.0%
          314  American Eagle Outfitters, Inc.                  3,960
          112  AutoNation, Inc. (a)                             6,368
           88  Dick's Sporting Goods, Inc.                      4,763
          301  Foot Locker, Inc.                                9,129
           18  Lithia Motors, Inc., Class A                     4,481
           58  Murphy USA, Inc. (a)                             7,822
           96  Penske Automotive Group, Inc.                    4,528
           14  RH (a)                                           4,628
          114  Williams-Sonoma, Inc.                           10,005
                                                        -------------
                                                               55,684
                                                        -------------


                        See Notes to Financial Statements                Page 21

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.5%
           36  NCR Corp. (a)                            $         736
          457  Xerox Holdings Corp.                             8,619
                                                        -------------
                                                                9,355
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.6%
           86  Carter's, Inc.                                   6,847
           46  Deckers Outdoor Corp. (a)                        9,378
          174  Hanesbrands, Inc.                                2,661
           40  PVH Corp.                                        2,231
           46  Ralph Lauren Corp.                               3,166
          146  Steven Madden Ltd.                               3,089
          164  Tapestry, Inc.                                   2,416
                                                        -------------
                                                               29,788
                                                        -------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.1%
          803  MGIC Investment Corp.                            7,363
          543  New York Community Bancorp,
                  Inc.                                          4,914
           96  PennyMac Financial Services, Inc.                5,061
          190  Radian Group, Inc.                               2,934
                                                        -------------
                                                               20,272
                                                        -------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 1.6%
           50  HD Supply Holdings, Inc. (a)                     1,983
          222  MSC Industrial Direct Co., Inc.,
                  Class A                                      14,630
           28  SiteOne Landscape Supply,
                  Inc. (a)                                      3,501
           38  Watsco, Inc.                                     9,310
                                                        -------------
                                                               29,424
                                                        -------------
               TOTAL COMMON STOCKS -- 99.7%                 1,833,040
               (Cost $1,845,389)                        -------------

               MONEY MARKET FUNDS -- 0.2%
        2,941  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class - 0.01% (b)               2,941
               (Cost $2,941)                            -------------

               TOTAL INVESTMENTS -- 99.9%                   1,835,981
               (Cost $1,848,330) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                           1,394
                                                        -------------
               NET ASSETS -- 100.0%                     $   1,837,375
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of August 31, 2020.

(c) Aggregate cost for federal income tax purposes is $1,864,106. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $160,262 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $188,387. The net unrealized depreciation was $28,125.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                          LEVEL 2        LEVEL 3
                          LEVEL 1       SIGNIFICANT    SIGNIFICANT
                           QUOTED       OBSERVABLE     UNOBSERVABLE
                           PRICES         INPUTS          INPUTS
                        -------------------------------------------
Common Stocks*          $  1,833,040    $        --    $         --
Money Market
   Funds                       2,941             --              --
                        -------------------------------------------
Total Investments       $  1,835,981    $        --    $        --
                        ===========================================

* See Portfolio of Investments for industry breakout.


Page 22                 See Notes to Financial Statements

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.7%
               AEROSPACE & DEFENSE -- 0.2%
          174  Maxar Technologies, Inc.                 $       4,028
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 0.3%
           40  Echo Global Logistics, Inc. (a)                  1,093
           72  Hub Group, Inc., Class A (a)                     3,876
                                                        -------------
                                                                4,969
                                                        -------------
               AUTO COMPONENTS -- 0.5%
          333  Dana, Inc.                                       4,645
           42  LCI Industries                                   4,773
                                                        -------------
                                                                9,418
                                                        -------------
               AUTOMOBILES -- 0.3%
          106  Winnebago Industries, Inc.                       5,722
                                                        -------------
               BANKS -- 6.0%
           46  Associated Banc-Corp.                              618
          169  Bank OZK                                         3,894
           60  BankUnited, Inc.                                 1,403
           44  Berkshire Hills Bancorp, Inc.                      404
          452  Boston Private Financial
                  Holdings, Inc.                                2,685
           77  Cathay General Bancorp                           1,901
          206  Central Pacific Financial Corp.                  3,191
          152  Columbia Banking System, Inc.                    4,242
           72  Community Bank System, Inc.                      4,332
          376  CVB Financial Corp.                              6,847
          291  Eagle Bancorp, Inc.                              8,375
          228  First Financial Bancorp                          3,128
          169  First Hawaiian, Inc.                             2,794
          331  Fulton Financial Corp.                           3,237
          158  Great Western Bancorp, Inc.                      2,201
          158  Hancock Whitney Corp.                            3,162
          227  Hilltop Holdings, Inc.                           4,676
          446  Hope Bancorp, Inc.                               3,773
          142  International Bancshares Corp.                   4,484
          467  Investors Bancorp, Inc.                          3,619
          152  PacWest Bancorp                                  2,900
          291  Renasant Corp.                                   7,383
          293  ServisFirst Bancshares, Inc.                    10,738
          212  Sterling Bancorp                                 2,474
          393  Synovus Financial Corp.                          8,595
          130  Triumph Bancorp, Inc. (a)                        3,713
          104  Trustmark Corp.                                  2,442
           68  Westamerica Bancorporation                       4,139
                                                        -------------
                                                              111,350
                                                        -------------
               BEVERAGES -- 0.3%
          174  Celsius Holdings, Inc. (a)                       3,379
           16  National Beverage Corp. (a)                      1,301
                                                        -------------
                                                                4,680
                                                        -------------
               BIOTECHNOLOGY -- 4.9%
           58  ACADIA Pharmaceuticals,
                  Inc. (a)                                      2,296
          102  Acceleron Pharma, Inc. (a)                       9,942
          255  Akebia Therapeutics, Inc. (a)                    2,655
          106  Altimmune, Inc. (a)                              1,788


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               BIOTECHNOLOGY (CONTINUED)
          214  Anika Therapeutics, Inc. (a)             $       8,203
          132  Arena Pharmaceuticals, Inc. (a)                  9,216
           48  Cue Biopharma, Inc. (a)                            858
           91  Eagle Pharmaceuticals, Inc. (a)                  3,611
          108  Emergent BioSolutions, Inc. (a)                 12,317
          148  Enanta Pharmaceuticals, Inc. (a)                 7,724
          261  Halozyme Therapeutics, Inc. (a)                  7,568
           36  Krystal Biotech, Inc. (a)                        1,721
           94  Ligand Pharmaceuticals, Inc. (a)                 9,588
           40  Myriad Genetics, Inc. (a)                          535
           64  Natera, Inc. (a)                                 4,077
           32  Novavax, Inc. (a)                                3,531
          541  Vanda Pharmaceuticals, Inc. (a)                  5,567
                                                        -------------
                                                               91,197
                                                        -------------
               BUILDING PRODUCTS -- 2.9%
           22  Advanced Drainage Systems, Inc.                  1,221
          386  Builders FirstSource, Inc. (a)                  11,819
           96  Gibraltar Industries, Inc. (a)                   5,995
           78  Masonite International Corp. (a)                 7,121
          121  Patrick Industries, Inc.                         6,801
           70  Simpson Manufacturing Co., Inc.                  6,884
           48  Trex Co., Inc. (a)                               7,175
          108  UFP Industries, Inc.                             6,410
                                                        -------------
                                                               53,426
                                                        -------------
               CAPITAL MARKETS -- 2.4%
          288  Artisan Partners Asset
                  Management, Inc., Class A                    11,149
           80  Brightsphere Investment Group,
                  Inc.                                          1,109
           78  Cohen & Steers, Inc.                             4,719
           68  Hamilton Lane, Inc., Class A                     4,971
          120  Houlihan Lokey, Inc.                             7,032
           88  PJT Partners, Inc., Class A                      5,208
          595  Waddell & Reed Financial, Inc.,
                  Class A                                       9,371
                                                        -------------
                                                               43,559
                                                        -------------
               CHEMICALS -- 0.3%
           28  Innospec, Inc.                                   2,091
          294  Olin Corp.                                       3,308
                                                        -------------
                                                                5,399
                                                        -------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.2%
          112  ABM Industries, Inc.                             4,272
           74  Brady Corp., Class A                             3,470
           24  Deluxe Corp.                                       682
          138  Herman Miller, Inc.                              3,288
          126  HNI Corp.                                        4,013
          224  KAR Auction Services, Inc.                       3,884
           61  Knoll, Inc.                                        785
           52  MSA Safety, Inc.                                 6,549
          284  Steelcase, Inc., Class A                         2,968
           66  Tetra Tech, Inc.                                 6,092
           22  UniFirst Corp.                                   4,238
                                                        -------------
                                                               40,241
                                                        -------------


                        See Notes to Financial Statements                Page 23

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS EQUIPMENT
                 -- 1.5%
          116  Calix, Inc. (a)                          $       2,256
          141  Comtech Telecommunications
                  Corp.                                         2,341
           72  InterDigital, Inc.                               4,403
          122  Lumentum Holdings, Inc. (a)                     10,492
          144  NETGEAR, Inc. (a)                                4,802
          138  NetScout Systems, Inc. (a)                       3,193
                                                        -------------
                                                               27,487
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 0.2%
           91  MasTec, Inc. (a)                                 4,205
                                                        -------------
               CONSUMER FINANCE -- 0.2%
          343  Navient Corp.                                    3,118
                                                        -------------
               DISTRIBUTORS -- 0.5%
          271  Core-Mark Holding Co., Inc.                      9,057
                                                        -------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.9%
          271  Adtalem Global Education,
                  Inc. (a)                                      8,997
            8  Graham Holdings Co., Class B                     3,424
          307  Perdoceo Education Corp. (a)                     4,411
                                                        -------------
                                                               16,832
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.2%
          112  Cannae Holdings, Inc. (a)                        4,226
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.2%
           64  Cogent Communications
                  Holdings, Inc.                                4,305
                                                        -------------
               ELECTRIC UTILITIES -- 0.4%
          214  Portland General Electric Co.                    8,164
                                                        -------------
               ELECTRICAL EQUIPMENT -- 2.0%
           19  AZZ, Inc.                                          660
          128  Generac Holdings, Inc. (a)                      24,318
          142  Vicor Corp. (a)                                 12,358
                                                        -------------
                                                               37,336
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 3.1%
           44  Badger Meter, Inc.                               2,714
          320  Benchmark Electronics, Inc.                      6,275
           16  FARO Technologies, Inc. (a)                        904
           84  Insight Enterprises, Inc. (a)                    5,023
           73  Methode Electronics, Inc.                        2,067
           10  OSI Systems, Inc. (a)                              787
           78  PC Connection, Inc.                              3,455
          212  Plexus Corp. (a)                                16,127
          219  Sanmina Corp. (a)                                6,198
          408  TTM Technologies, Inc. (a)                       4,676
          512  Vishay Intertechnology, Inc.                     8,187
                                                        -------------
                                                               56,413
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.1%
          126  Helmerich & Payne, Inc.                  $       2,076
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.7%
           48  Alexander & Baldwin, Inc.                          581
          153  Chatham Lodging Trust                            1,059
          437  CoreCivic, Inc.                                  4,069
          100  CorEnergy Infrastructure Trust,
                  Inc.                                            894
          432  Easterly Government Properties,
                  Inc.                                         10,450
           36  EastGroup Properties, Inc.                       4,794
          239  First Industrial Realty Trust, Inc.             10,193
          382  GEO Group (The), Inc.                            4,263
          160  Healthcare Realty Trust, Inc.                    4,616
           52  Investors Real Estate Trust                      3,697
           24  Office Properties Income Trust                     572
           58  Pebblebrook Hotel Trust                            732
           66  QTS Realty Trust, Inc., Class A                  4,476
          660  RLJ Lodging Trust                                6,231
           90  RPT Realty                                         528
          447  Summit Hotel Properties, Inc.                    2,633
          789  Sunstone Hotel Investors, Inc.                   6,572
          438  Tanger Factory Outlet Centers,
                  Inc.                                          2,492
          177  Terreno Realty Corp.                            10,556
           36  Universal Health Realty Income
                  Trust                                         2,402
          532  Xenia Hotels & Resorts, Inc.                     4,777
                                                        -------------
                                                               86,587
                                                        -------------
               FOOD & STAPLES RETAILING -- 0.6%
          158  BJ's Wholesale Club Holdings,
                  Inc. (a)                                      7,017
           51  Sprouts Farmers Market, Inc. (a)                 1,191
           74  Weis Markets, Inc.                               3,643
                                                        -------------
                                                               11,851
                                                        -------------
               FOOD PRODUCTS -- 2.1%
          515  B&G Foods, Inc.                                 16,037
          209  Darling Ingredients, Inc. (a)                    6,682
           78  Freshpet, Inc. (a)                               8,861
           80  John B Sanfilippo & Son, Inc.                    6,371
                                                        -------------
                                                               37,951
                                                        -------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 6.3%
          621  AngioDynamics, Inc. (a)                          5,816
          162  AtriCure, Inc. (a)                               7,246
            2  Atrion Corp.                                     1,263
            9  CONMED Corp.                                       777
           42  CryoLife, Inc. (a)                                 849
          162  CryoPort, Inc. (a)                               8,988
          293  GenMark Diagnostics, Inc. (a)                    3,800
          104  Globus Medical, Inc., Class A (a)                5,878
           12  Haemonetics Corp. (a)                            1,076
           24  Heska Corp. (a)                                  2,486


Page 24                 See Notes to Financial Statements

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE EQUIPMENT
                  & SUPPLIES (CONTINUED)
           12  Inogen, Inc. (a)                         $         363
           73  Integer Holdings Corp. (a)                       5,056
           64  iRhythm Technologies, Inc. (a)                  14,092
           48  Lantheus Holdings, Inc. (a)                        644
          120  Meridian Bioscience, Inc. (a)                    1,697
          157  Merit Medical Systems, Inc. (a)                  7,709
          168  Natus Medical, Inc. (a)                          3,051
           26  Neogen Corp. (a)                                 1,981
           60  Nevro Corp. (a)                                  8,252
           48  Novocure Ltd. (a)                                3,972
           27  NuVasive, Inc. (a)                               1,407
          288  OraSure Technologies, Inc. (a)                   3,375
          135  Orthofix Medical, Inc. (a)                       4,096
           80  Quidel Corp. (a)                                14,077
           44  STAAR Surgical Co. (a)                           2,110
           18  Tactile Systems Technology,
                  Inc. (a)                                        692
           28  Tandem Diabetes Care, Inc. (a)                   3,156
          176  Varex Imaging Corp. (a)                          1,952
                                                        -------------
                                                              115,861
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 4.8%
           32  Acadia Healthcare Co., Inc. (a)                    989
           82  Addus HomeCare Corp. (a)                         7,680
           70  Amedisys, Inc. (a)                              16,933
           29  AMN Healthcare Services,
                  Inc. (a)                                      1,561
           39  BioTelemetry, Inc. (a)                           1,544
           25  CorVel Corp. (a)                                 2,076
           24  Ensign Group (The), Inc.                         1,405
           70  Fulgent Genetics, Inc. (a)                       2,069
          100  LHC Group, Inc. (a)                             20,844
           81  Magellan Health, Inc. (a)                        6,112
           38  MEDNAX, Inc. (a)                                   706
           54  Ontrak, Inc. (a)                                 3,939
          193  Owens & Minor, Inc.                              3,200
           98  Patterson Cos., Inc.                             2,843
           68  Providence Service (The)
                  Corp. (a)                                     6,296
          256  Select Medical Holdings Corp. (a)                5,138
           38  Tenet Healthcare Corp. (a)                       1,071
          191  Tivity Health, Inc. (a)                          3,125
           19  US Physical Therapy, Inc.                        1,689
                                                        -------------
                                                               89,220
                                                        -------------
               HEALTH CARE TECHNOLOGY -- 2.6%
           59  HMS Holdings Corp. (a)                           1,646
          446  Inovalon Holdings, Inc.,
                  Class A (a)                                  11,036
           22  Inspire Medical Systems, Inc. (a)                2,628
           69  Omnicell, Inc. (a)                               4,601
          144  Simulations Plus, Inc.                           8,580
           92  Teladoc Health, Inc. (a)                        19,843
                                                        -------------
                                                               48,334
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.8%
           74  Papa John's International, Inc.          $       7,273
           40  Wingstop, Inc.                                   6,536
                                                        -------------
                                                               13,809
                                                        -------------
               HOUSEHOLD DURABLES -- 2.9%
           32  Helen of Troy Ltd. (a)                           6,618
           80  Installed Building Products,
                  Inc. (a)                                      6,946
          124  KB Home                                          4,434
           28  LGI Homes, Inc. (a)                              3,132
           20  Meritage Homes Corp. (a)                         1,921
          269  Taylor Morrison Home Corp. (a)                   6,330
           86  TopBuild Corp. (a)                              13,227
          696  TRI Pointe Group, Inc. (a)                      11,748
                                                        -------------
                                                               54,356
                                                        -------------
               HOUSEHOLD PRODUCTS -- 0.6%
          314  Central Garden & Pet Co.,
                  Class A (a)                                  11,668
                                                        -------------
               INSURANCE -- 3.3%
           38  American National Group, Inc.                    2,850
           78  AMERISAFE, Inc.                                  5,205
          316  CNO Financial Group, Inc.                        5,151
           30  eHealth, Inc. (a)                                1,894
          212  Employers Holdings, Inc.                         6,907
           56  Goosehead Insurance, Inc.,
                  Class A                                       5,755
           80  Kinsale Capital Group, Inc.                     16,578
           74  Mercury General Corp.                            3,310
          120  Palomar Holdings, Inc. (a)                      13,482
                                                        -------------
                                                               61,132
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.2%
          120  EverQuote, Inc., Class A (a)                     4,260
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 1.4%
           36  1-800-Flowers.com, Inc.,
                  Class A (a)                                   1,077
          291  CarParts.com, Inc. (a)                           4,089
           66  Overstock.com, Inc. (a)                          5,775
          166  PetMed Express, Inc.                             5,770
           34  Stamps.com, Inc. (a)                             8,478
                                                        -------------
                                                               25,189
                                                        -------------
               IT SERVICES -- 1.9%
          106  CSG Systems International, Inc.                  4,513
           62  ExlService Holdings, Inc. (a)                    3,949
           63  KBR, Inc.                                        1,574
           82  MAXIMUS, Inc.                                    6,359
          179  NIC, Inc.                                        3,827
          220  Perspecta, Inc.                                  4,569
          325  Sykes Enterprises, Inc. (a)                     10,759
                                                        -------------
                                                               35,550
                                                        -------------


                        See Notes to Financial Statements                Page 25

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               LEISURE PRODUCTS -- 1.0%
           30  Acushnet Holdings Corp.                  $       1,059
           61  American Outdoor Brands,
                  Inc. (a)                                        929
          245  Smith & Wesson Brands, Inc. (a)                  4,474
          116  Sturm Ruger & Co., Inc.                          8,220
          211  Vista Outdoor, Inc. (a)                          4,095
                                                        -------------
                                                               18,777
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.8%
          191  Luminex Corp.                                    5,098
           72  Medpace Holdings, Inc. (a)                       9,345
          162  NeoGenomics, Inc. (a)                            6,310
           42  Repligen Corp. (a)                               6,506
          108  Syneos Health, Inc. (a)                          6,815
                                                        -------------
                                                               34,074
                                                        -------------
               MACHINERY -- 2.6%
          217  Astec Industries, Inc.                          11,440
          216  Evoqua Water Technologies
                  Corp. (a)                                     4,419
           70  Franklin Electric Co., Inc.                      4,155
          218  Meritor, Inc. (a)                                4,962
          279  Shyft Group (The), Inc.                          5,572
           86  SPX Corp. (a)                                    3,597
           36  Terex Corp.                                        705
          724  Wabash National Corp.                            8,840
           40  Watts Water Technologies, Inc.,
                  Class A                                       3,830
                                                        -------------
                                                               47,520
                                                        -------------
               MEDIA -- 1.0%
          147  AMC Networks, Inc., Class A (a)                  3,571
           62  Cardlytics, Inc. (a)                             4,703
           77  Meredith Corp.                                   1,078
          114  MSG Networks, Inc., Class A (a)                  1,110
          118  Scholastic Corp.                                 2,655
          138  TechTarget, Inc. (a)                             5,476
                                                        -------------
                                                               18,593
                                                        -------------
               METALS & MINING -- 1.8%
          506  Commercial Metals Co.                           10,560
          134  Kaiser Aluminum Corp.                            8,614
          241  Schnitzer Steel Industries, Inc.,
                  Class A                                       4,757
          539  Warrior Met Coal, Inc.                           8,338
                                                        -------------
                                                               32,269
                                                        -------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.4%
          156  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.                  6,624
                                                        -------------
               MULTILINE RETAIL -- 0.8%
          213  Big Lots, Inc.                                  10,043
          126  Dillard's, Inc., Class A                         3,806
                                                        -------------
                                                               13,849
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               MULTI-UTILITIES -- 1.0%
          209  Avista Corp.                             $       7,703
          159  NorthWestern Corp.                               8,211
           60  Unitil Corp.                                     2,532
                                                        -------------
                                                               18,446
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.1%
          137  Arch Resources, Inc.                             5,161
          178  CVR Energy, Inc.                                 2,971
          184  PDC Energy, Inc. (a)                             2,786
          168  Renewable Energy Group, Inc. (a)                 5,616
          239  Teekay Tankers Ltd., Class A (a)                 2,997
                                                        -------------
                                                               19,531
                                                        -------------
               PAPER & FOREST PRODUCTS -- 1.6%
          357  Boise Cascade Co.                               16,350
          265  Domtar Corp.                                     7,558
          187  Louisiana-Pacific Corp.                          6,160
                                                        -------------
                                                               30,068
                                                        -------------
               PERSONAL PRODUCTS -- 0.9%
           44  Medifast, Inc.                                   7,160
          115  Nu Skin Enterprises, Inc., Class A               5,436
           50  USANA Health Sciences, Inc. (a)                  3,920
                                                        -------------
                                                               16,516
                                                        -------------
               PHARMACEUTICALS -- 1.8%
          214  Amphastar Pharmaceuticals,
                  Inc. (a)                                      4,361
           87  ANI Pharmaceuticals, Inc. (a)                    2,728
          503  Corcept Therapeutics, Inc. (a)                   6,388
          341  Innoviva, Inc. (a)                               3,993
           20  Pacira BioSciences, Inc. (a)                     1,251
           43  Phibro Animal Health Corp.,
                  Class A                                         923
          161  Prestige Consumer Healthcare,
                  Inc. (a)                                      5,865
          389  Supernus Pharmaceuticals,
                  Inc. (a)                                      8,554
                                                        -------------
                                                               34,063
                                                        -------------
               PROFESSIONAL SERVICES -- 1.6%
           96  ASGN, Inc. (a)                                   6,890
           14  Exponent, Inc.                                   1,126
           42  FTI Consulting, Inc. (a)                         4,820
          146  Kforce, Inc.                                     5,014
          146  Korn Ferry                                       4,453
          463  TrueBlue, Inc. (a)                               7,834
                                                        -------------
                                                               30,137
                                                        -------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 1.6%
          136  eXp World Holdings, Inc. (a)                     6,049
          307  Realogy Holdings Corp. (a)                       3,402
          290  Redfin Corp. (a)                                13,795
          210  RMR Group (The), Inc., Class A                   5,926
                                                        -------------
                                                               29,172
                                                        -------------


Page 26                 See Notes to Financial Statements

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ROAD & RAIL -- 0.6%
          181  ArcBest Corp.                            $       6,121
          102  Werner Enterprises, Inc.                         4,693
                                                        -------------
                                                               10,814
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.6%
           20  ACM Research, Inc., Class A (a)                  1,776
           48  Ambarella, Inc. (a)                              2,530
           64  Cirrus Logic, Inc. (a)                           3,878
          119  Diodes, Inc. (a)                                 5,814
          168  Enphase Energy, Inc. (a)                        12,975
          156  Lattice Semiconductor Corp. (a)                  4,461
          108  SMART Global Holdings, Inc. (a)                  2,722
          110  Synaptics, Inc. (a)                              9,386
          146  Ultra Clean Holdings, Inc. (a)                   3,580
                                                        -------------
                                                               47,122
                                                        -------------
               SOFTWARE -- 4.8%
           74  Appfolio, Inc., Class A (a)                     12,434
           80  Blackline, Inc. (a)                              6,990
          170  Digital Turbine, Inc. (a)                        4,112
          157  Ebix, Inc.                                       3,622
           34  Everbridge, Inc. (a)                             5,053
           94  Five9, Inc. (a)                                 11,980
           10  J2 Global, Inc. (a)                                700
          102  LivePerson, Inc. (a)                             6,085
          276  Model N, Inc. (a)                               10,852
           82  Progress Software Corp.                          3,107
           92  Qualys, Inc. (a)                                 9,765
          114  Sailpoint Technologies Holdings,
                  Inc. (a)                                      4,472
           76  SPS Commerce, Inc. (a)                           6,071
          219  Xperi Holding Corp.                              2,744
                                                        -------------
                                                               87,987
                                                        -------------
               SPECIALTY RETAIL -- 4.7%
          140  Aaron's, Inc.                                    7,825
          222  Abercrombie & Fitch Co.,
                  Class A                                       2,888
          378  American Eagle Outfitters, Inc.                  4,767
           56  Buckle (The), Inc.                               1,049
            6  Camping World Holdings, Inc.,
                  Class A                                         174
          139  Genesco, Inc. (a)                                2,711
          199  GrowGeneration Corp. (a)                         3,175
          493  Hibbett Sports, Inc. (a)                        16,451
           10  Lithia Motors, Inc., Class A                     2,490
          162  Lumber Liquidators Holdings,
                  Inc. (a)                                      3,886
           32  MarineMax, Inc. (a)                                941
            8  Murphy USA, Inc. (a)                             1,079
          411  Rent-A-Center, Inc.                             12,618
           38  RH (a)                                          12,561
          111  Signet Jewelers Ltd.                             1,917
           28  Sleep Number Corp. (a)                           1,344
           82  Sonic Automotive, Inc., Class A                  3,465


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
          315  Sportsman's Warehouse Holdings,
                  Inc. (a)                              $       4,944
          111  Urban Outfitters, Inc. (a)                       2,613
                                                        -------------
                                                               86,898
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.5%
          343  Super Micro Computer, Inc. (a)                   9,395
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.7%
           62  Crocs, Inc. (a)                                  2,475
           32  Deckers Outdoor Corp. (a)                        6,524
          440  Movado Group, Inc.                               4,800
                                                        -------------
                                                               13,799
                                                        -------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.3%
          192  HomeStreet, Inc.                                 5,255
          122  PennyMac Financial Services, Inc.                6,432
          240  Provident Financial Services, Inc.               3,163
          594  Radian Group, Inc.                               9,171
                                                        -------------
                                                               24,021
                                                        -------------
               TOBACCO -- 0.5%
          176  Universal Corp.                                  7,640
           78  Vector Group Ltd.                                  786
                                                        -------------
                                                                8,426
                                                        -------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 2.8%
          540  BMC Stock Holdings, Inc. (a)                    21,557
            2  Foundation Building Materials,
                  Inc. (a)                                         33
          137  GMS, Inc. (a)                                    3,629
          990  NOW, Inc. (a)                                    7,197
           23  Rush Enterprises, Inc., Class A                  1,111
           66  SiteOne Landscape Supply,
                  Inc. (a)                                      8,253
          127  Triton International Ltd.                        4,580
          118  WESCO International, Inc. (a)                    5,528
                                                        -------------
                                                               51,888
                                                        -------------
               WATER UTILITIES -- 0.1%
           22  American States Water Co.                        1,674
                                                        -------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.3%
          210  Telephone and Data Systems, Inc.                 4,857
                                                        -------------
               TOTAL COMMON STOCKS -- 99.7%                 1,839,496
               (Cost $1,793,826)                        -------------

               MONEY MARKET FUNDS -- 0.3%
        5,378  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class - 0.01% (b)               5,378
               (Cost $5,378)                            -------------


                        See Notes to Financial Statements                Page 27

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

               DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.0%              $   1,844,874
               (Cost $1,799,204) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                           (69)
                                                        -------------
               NET ASSETS -- 100.0%                     $   1,844,805
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of August 31, 2020.

(c) Aggregate cost for federal income tax purposes is $1,828,246. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $221,172 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $204,544. The net unrealized appreciation was $16,628.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                          LEVEL 2        LEVEL 3
                          LEVEL 1       SIGNIFICANT    SIGNIFICANT
                           QUOTED       OBSERVABLE     UNOBSERVABLE
                           PRICES         INPUTS          INPUTS
                        -------------------------------------------
Common Stocks*          $  1,839,496    $        --    $         --
Money Market
   Funds                       5,378             --              --
                        -------------------------------------------
Total Investments       $  1,844,874    $        --    $         --
                        ===========================================

* See Portfolio of Investments for industry breakout.


Page 28                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2020

                                                                        FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                       ACTIVE FACTOR       ACTIVE FACTOR       ACTIVE FACTOR
                                                                       LARGE CAP ETF        MID CAP ETF        SMALL CAP ETF
                                                                          (AFLG)              (AFMC)              (AFSM)
                                                                       --------------      --------------      --------------
ASSETS:
Investments, at value............................................      $    2,096,706      $    1,835,981      $    1,844,874
Dividends receivable.............................................               3,677               2,404               1,099
                                                                       --------------      --------------      --------------
   Total Assets..................................................           2,100,383           1,838,385           1,845,973
                                                                       --------------      --------------      --------------

LIABILITIES:
Investment advisory fees payable.................................                 952               1,010               1,168
                                                                       --------------      --------------      --------------
   Total Liabilities.............................................                 952               1,010               1,168
                                                                       --------------      --------------      --------------
NET ASSETS.......................................................      $    2,099,431      $    1,837,375      $    1,844,805
                                                                       ==============      ==============      ==============


NET ASSETS CONSIST OF:
Paid-in capital..................................................      $    2,087,481      $    2,088,610      $    2,110,989
Par value........................................................               1,000               1,000               1,000
Accumulated distributable earnings (loss)........................              10,950            (252,235)           (267,184)
                                                                       --------------      --------------      --------------
NET ASSETS.......................................................      $    2,099,431      $    1,837,375      $    1,844,805
                                                                       ==============      ==============      ==============
NET ASSET VALUE, per share.......................................      $        20.99      $        18.37      $        18.45
                                                                       ==============      ==============      ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)........................             100,002             100,002             100,002
                                                                       ==============      ==============      ==============
Investments, at cost.............................................      $    1,907,378      $    1,848,330      $    1,799,204
                                                                       ==============      ==============      ==============


                        See Notes to Financial Statements                Page 25

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE PERIOD DECEMBER 3, 2019 (a) THROUGH AUGUST 31, 2020

                                                                        FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                       ACTIVE FACTOR       ACTIVE FACTOR       ACTIVE FACTOR
                                                                       LARGE CAP ETF        MID CAP ETF        SMALL CAP ETF
                                                                          (AFLG)              (AFMC)              (AFSM)
                                                                       --------------      --------------      --------------
INVESTMENT INCOME:
Dividends........................................................      $       30,865      $       26,356      $       21,791
                                                                       --------------      --------------      --------------
   Total investment income.......................................              30,865              26,356              21,791
                                                                       --------------      --------------      --------------

EXPENSES:
Investment advisory fees.........................................               7,828               8,623               9,817
                                                                       --------------      --------------      --------------
   Total expenses................................................               7,828               8,623               9,817
                                                                       --------------      --------------      --------------
NET INVESTMENT INCOME (LOSS).....................................              23,037              17,733              11,974
                                                                       --------------      --------------      --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments...................................................            (183,735)           (243,558)           (314,858)
   In-kind redemptions...........................................              92,008              91,482             104,675
                                                                       --------------      --------------      --------------
Net realized gain (loss).........................................             (91,727)           (152,076)           (210,183)
                                                                       --------------      --------------      --------------
Net change in unrealized appreciation (depreciation) on
   investments...................................................             189,328             (12,349)             45,670
                                                                       --------------      --------------      --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..........................              97,601            (164,425)           (164,513)
                                                                       --------------      --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...............................................      $      120,638      $     (146,692)     $     (152,539)
                                                                       ==============      ==============      ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 30                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD DECEMBER 3, 2019 (a) THROUGH AUGUST 31, 2020

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        ACTIVE FACTOR       ACTIVE FACTOR       ACTIVE FACTOR
                                                                        LARGE CAP ETF        MID CAP ETF        SMALL CAP ETF
                                                                           (AFLG)              (AFMC)              (AFSM)
                                                                       --------------      --------------      --------------
OPERATIONS:
Net investment income (loss).....................................      $       23,037      $       17,733      $       11,974
Net realized gain (loss).........................................             (91,727)           (152,076)           (210,183)
Net change in unrealized appreciation (depreciation).............             189,328             (12,349)             45,670
                                                                       --------------      --------------      --------------
Net increase (decrease) in net assets resulting from operations..             120,638            (146,692)           (152,539)
                                                                       --------------      --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations............................................             (17,680)            (14,061)             (9,970)
                                                                       --------------      --------------      --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold........................................           3,045,020           3,032,718           3,026,068
Cost of shares redeemed..........................................          (1,048,547)         (1,034,590)         (1,018,754)
                                                                       --------------      --------------      --------------
Net increase (decrease) in net assets resulting from shareholder
   transactions..................................................           1,996,473           1,998,128           2,007,314
                                                                       --------------      --------------      --------------
Total increase (decrease) in net assets..........................           2,099,431           1,837,375           1,844,805

NET ASSETS:
Beginning of period..............................................                  --                  --                  --
                                                                       --------------      --------------      --------------
End of period....................................................      $    2,099,431      $    1,837,375      $    1,844,805
                                                                       ==============      ==============      ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..........................                  --                  --                  --
Shares sold......................................................             150,002             150,002             150,002
Shares redeemed..................................................             (50,000)            (50,000)            (50,000)
                                                                       --------------      --------------      --------------
Shares outstanding, end of period................................             100,002             100,002             100,002
                                                                       ==============      ==============      ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 31

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)

                                                                     PERIOD
                                                                      ENDED
                                                                  8/31/2020 (a)
                                                                 --------------
Net asset value, beginning of period...........................    $    19.87
                                                                   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          0.23
Net realized and unrealized gain (loss)........................          1.07
                                                                   ----------
Total from investment operations...............................          1.30
                                                                   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................         (0.18)
                                                                   ----------
Net asset value, end of period.................................    $    20.99
                                                                   ==========
TOTAL RETURN (b)...............................................          6.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $    2,099
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.55% (c)
Ratio of net investment income (loss) to average net assets....          1.62% (c)
Portfolio turnover rate (d)....................................            55%


FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)

                                                                     PERIOD
                                                                      ENDED
                                                                  8/31/2020 (a)
                                                                 --------------
Net asset value, beginning of period...........................    $    19.88
                                                                   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          0.18
Net realized and unrealized gain (loss)........................         (1.55)
                                                                   ----------
Total from investment operations...............................         (1.37)
                                                                   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................         (0.14)
                                                                   ----------
Net asset value, end of period.................................    $    18.37
                                                                   ==========
TOTAL RETURN (b)...............................................         (6.86)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $    1,837
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.65% (c)
Ratio of net investment income (loss) to average net assets....          1.34% (c)
Portfolio turnover rate (d)....................................            66%

(a) Inception date is December 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 32                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)

                                                                     PERIOD
                                                                      ENDED
                                                                  8/31/2020 (a)
                                                                 --------------
Net asset value, beginning of period...........................    $    19.95
                                                                   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          0.12
Net realized and unrealized gain (loss)........................         (1.52)
                                                                   ----------
Total from investment operations...............................         (1.40)
                                                                   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................         (0.10)
                                                                   ----------
Net asset value, end of period.................................    $    18.45
                                                                   ==========
TOTAL RETURN (b)...............................................         (7.03)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $    1,845
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.75% (c)
Ratio of net investment income (loss) to average net assets....          0.91% (c)
Portfolio turnover rate (d)....................................            65%

(a) Inception date is December 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 33

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-five funds that are offering shares. This report covers the three funds listed below. The shares of each fund are listed and traded on the NYSE Arca, Inc. ("NYSE Arca").

   First Trust Active Factor Large Cap ETF - (NYSE Arca ticker "AFLG")(1) First Trust Active Factor Mid Cap ETF - (NYSE Arca ticker "AFMC")(1) First Trust Active Factor Small Cap ETF - (NYSE Arca ticker "AFSM")(1)

(1) Commenced investment operations on December 3, 2019.

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities.

Each Fund is an actively managed exchange-traded fund. Each Fund's investment objective is to seek to provide capital appreciation.

Under normal market conditions, AFLG will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by large capitalization companies.

Under normal market conditions, AFMC will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by mid capitalization companies.

Under normal market conditions, AFSM will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by small capitalization companies.

There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

    Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

    Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

    Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of August 31, 2020, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal period ended August 31, 2020, was as follows:

                                                       Distributions    Distributions    Distributions
                                                         paid from        paid from        paid from
                                                         Ordinary          Capital         Return of
                                                          Income            Gains           Capital
                                                       -------------    -------------    -------------
First Trust Active Factor Large Cap ETF                $      17,680    $          --     $         --
First Trust Active Factor Mid Cap ETF                         14,061               --               --
First Trust Active Factor Small Cap ETF                        9,970               --               --

As of August 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                         Accumulated          Net
                                                       Undistributed     Capital and      Unrealized
                                                         Ordinary           Other        Appreciation
                                                          Income         Gain (Loss)    (Depreciation)
                                                       -------------    -------------    -------------
First Trust Active Factor Large Cap ETF                $       5,357    $    (167,085)   $     172,678
First Trust Active Factor Mid Cap ETF                          3,672         (227,782)         (28,125)
First Trust Active Factor Small Cap ETF                        2,004         (285,816)          16,628

D. INCOME TAXES

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ending 2020 remains open to federal and state audit. As of August 31, 2020, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2020, for federal income tax purposes, the Funds had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Funds' shareholders.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

                                                             Non-Expiring
                                                             Capital Loss
                                                             Carryforwards
                                                            ---------------
First Trust Active Factor Large Cap ETF                       $   167,085
First Trust Active Factor Mid Cap ETF                             227,782
First Trust Active Factor Small Cap ETF                           285,816

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended August 31, 2020, the Funds had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal period ended August 31, 2020, the adjustments for each Fund were as follows:

                                                                         Accumulated
                                                        Accumulated      Net Realized
                                                       Net Investment    Gain (Loss)        Paid-in
                                                       Income (Loss)    on Investments      Capital
                                                       --------------   --------------   -------------
First Trust Active Factor Large Cap ETF                 $         --    $     (92,008)   $      92,008
First Trust Active Factor Mid Cap ETF                             --          (91,482)          91,482
First Trust Active Factor Small Cap ETF                           --         (104,675)         104,675

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund's assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Each Fund has agreed to pay First Trust an annual unitary management fee based on each Fund's average daily net assets at a rate set forth below:

                                                                 Rate
                                                            --------------
First Trust Active Factor Large Cap ETF                          0.55%
First Trust Active Factor Mid Cap ETF                            0.65%
First Trust Active Factor Small Cap ETF                          0.75%

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended August 31, 2020, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                         Purchases          Sales
                                                       --------------   --------------
First Trust Active Factor Large Cap ETF                $    1,046,010   $    1,041,291
First Trust Active Factor Mid Cap ETF                       1,180,451        1,175,111
First Trust Active Factor Small Cap ETF                     1,145,664        1,143,018

For the fiscal period ended August 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                         Purchases          Sales
                                                       --------------   --------------
First Trust Active Factor Large Cap ETF                $    3,039,172   $    1,045,512
First Trust Active Factor Mid Cap ETF                       3,027,702        1,034,199
First Trust Active Factor Small Cap ETF                     3,021,362        1,018,636

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of each Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund's portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in each Fund's portfolio. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2020

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 24, 2021.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

On September 21, 2020, FT Cboe Vest U.S. Equity Buffer ETF - September and FT Cboe Vest U.S. Equity Deep Buffer ETF - September, additional series of the Trust, began trading under the symbols "FSEP" and "DSEP", respectively, on Cboe BZX Exchange, Inc.

On October 19, 2020, FT Cboe Vest U.S. Equity Buffer ETF - October and FT Cboe Vest U.S. Equity Deep Buffer ETF - October, additional series of the Trust, began trading under the symbols "FOCT" and "DOCT", respectively, on Cboe BZX Exchange, Inc.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED FUND
VIII:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First Trust Active Factor Large Cap ETF, First Trust Active Factor Mid Cap ETF, and First Trust Active Factor Small Cap ETF (the "Funds"), each a series of the First Trust Exchange-Traded Fund VIII, including the portfolios of investments, as of August 31, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from December 3, 2019 (commencement of operations) through August 31, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for the period from December 3, 2019 (commencement of operations) through August 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
October 23, 2020

We have served as the auditor of one or more First Trust investment companies since 2001.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable period ended August 31, 2020, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:

                                                   Dividends Received Deduction
                                                   ----------------------------
First Trust Active Factor Large Cap ETF                      100.00%
First Trust Active Factor Mid Cap ETF                        100.00%
First Trust Active Factor Small Cap ETF                      100.00%

For the taxable period ended August 31, 2020, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:

                                                    Qualified Dividend Income
                                                   ----------------------------
First Trust Active Factor Large Cap ETF                      100.00%
First Trust Active Factor Mid Cap ETF                        100.00%
First Trust Active Factor Small Cap ETF                      100.00%

A portion of each of the Funds' 2020 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal period ended August 31, 2020, may be eligible for the Qualified Business Income Deduction (QBI) under Code Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.


           NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE


                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the May 11, 2020 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from June 1, 2019 (the initial compliance date for certain requirements of Rule 22e-4) through the Liquidity Committee's annual meeting held on March 20, 2020

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund, that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.

As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                                TERM OF OFFICE                                                 THE FIRST TRUST      DIRECTORSHIPS
           NAME,                AND YEAR FIRST                                                  FUND COMPLEX       HELD BY TRUSTEE
     YEAR OF BIRTH AND            ELECTED OR                PRINCIPAL OCCUPATIONS                OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST          APPOINTED                 DURING PAST 5 YEARS                   TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton Orthopedics;          185          None
(1951)                                             Limited Partner, Gundersen Real Estate
                               o Since Inception   Limited Partnership (June 1992 to
                                                   December 2016); Member, Sportsmed LLC
                                                   (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.           185          Director of ADM
(1957)                                             (Futures Commission Merchant)                                  Investor Services,
                               o Since Inception                                                                  Inc., ADM
                                                                                                                  Investor Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial            185          Director of Trust
(1956)                                             and Management Consulting)                                     Company of
                               o Since Inception                                                                  Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),          185          None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product and Services);
                                                   President and Chief Executive Officer
                                                   (June 2012 to September 2014), Servant
                                                   Interactive LLC (Educational Products
                                                   and Services); President and Chief
                                                   Executive Officer (June 2012 to
                                                   September 2014), Dew Learning LLC
                                                   (Educational Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust              185          None
Chairman of the Board                              Advisors L.P. and First Trust
(1955)                         o Since Inception   Portfolios L.P.; Chairman of the
                                                   Board of Directors, BondWave LLC
                                                   (Software Development Company)
                                                   and Stonebridge Advisors LLC
                                                   (Investment Advisor)

-----------------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

                              POSITION AND             TERM OF OFFICE
       NAME                      OFFICES                AND LENGTH OF                       PRINCIPAL OCCUPATIONS
 AND YEAR OF BIRTH             WITH TRUST                  SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term   Managing Director and Chief Financial Officer
(1966)                Officer                                             (January 2016 to Present), Controller (January 2011
                                                      o Since Inception   to January 2016), Senior Vice President (April 2007
                                                                          to January 2016), First Trust Advisors L.P. and First
                                                                          Trust Portfolios L.P.; Chief Financial Officer
                                                                          (January 2016 to Present), BondWave LLC
                                                                          (Software Development Company) and Stonebridge
                                                                          Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term   Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                   President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since Inception   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term   General Counsel, First Trust Advisors L.P. and
(1960)                Legal Officer                                       First Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception   Counsel, BondWave LLC; Secretary, Stonebridge
                                                                          Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term   Managing Director, First Trust Advisors L.P. and
(1970)                                                                    First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term   Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                             and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term   Senior Vice President, First Trust Advisors L.P.
(1966)                                                                    and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term   Senior Vice President, First Trust Advisors L.P.
(1970)                                                                    and First Trust Portfolios L.P.
                                                      o Since Inception

-----------------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2020 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

March 2019

                      This page intentionally left blank.

FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust Multi-Manager Large Growth ETF (MMLG)

----------------------------
       Annual Report
       For the Period
       July 21, 2020
(Commencement of Operations)
  through August 31, 2020
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                                 ANNUAL REPORT
                                AUGUST 31, 2020

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Commentary.........................................................  4
Understanding Your Fund Expenses.............................................  6
Portfolio of Investments.....................................................  7
Statement of Assets and Liabilities.......................................... 10
Statement of Operations...................................................... 11
Statement of Changes in Net Assets........................................... 12
Financial Highlights......................................................... 13
Notes to Financial Statements................................................ 14
Report of Independent Registered Public Accounting Firm...................... 19
Additional Information....................................................... 20
Board of Trustees and Officers............................................... 25
Privacy Policy............................................................... 27

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Wellington Management Company LLP ("Wellington") and/or Sands Capital Management, LLC ("Sands Capital") (each, a "Sub-Advisor" and together, "Sub-Advisors") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (First Trust Multi-Manager Large Growth ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisors and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisors are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                AUGUST 31, 2020

Dear Shareholders:

First Trust is pleased to provide you with the annual report for First Trust Multi-Manager Large Growth ETF (the "Fund"), which contains detailed information about the Fund since its inception on July 21, 2020 through August 31, 2020. Please note that information contained in this letter and the annual report prior to the Fund's inception date does not apply to this Fund.

In case you missed the latest big news from the Federal Reserve ("Fed") in September, it stated that it expects to hold short-term interest rates near zero until two things happen: (1) the U.S. unemployment rate is back to normal, or around the 4.0% level; and (2) the inflation rate is at, or above, 2.0%. As of August 31, 2020, the U.S. unemployment rate stood at 8.4%, according to data from the Bureau of Labor Statistics. The Fed's top benchmark for inflation (U.S. Personal Consumption Expenditures Chain Type Price Index) stood at 1.0% on July 31, 2020. Brian Wesbury, Chief Economist at First Trust Advisors L.P., notes that the Fed does not expect to achieve both goals until 2024.

What does this mean for investors? We believe that one of the Fed's motivations in promoting a multi-year commitment to a near zero interest rate monetary policy is to incentivize risk-taking. By holding interest rates artificially low for an extended period, the Fed is essentially disincentivizing saving. The Fed wants individuals to invest their capital in risk assets and is offering valuable guidance on its monetary policy to instill confidence in the markets, in my opinion.

In his testimony to the House Financial Services Committee on September 22, 2020, Fed Chairman Jerome Powell stated that the U.S. economy has a long road to a full recovery and needs more financial support. U.S. Treasury Secretary Steven Mnuchin also testified and said that he and the White House will continue to push Congress to pass another fiscal relief package to help support American workers. In pursuing additional fiscal support, the U.S. government is ultimately looking to buy time until a coronavirus ("COVID-19") vaccine arrives. With the U.S. Presidential election less than two months away, getting a trillion dollar or so stimulus package through Congress will be no easy task, in my opinion. Let us hope they surprise us.

Thanks to the monetary and fiscal support already brought to bear to fight COVID-19, the securities markets appear to be in relatively good shape, in my opinion. On September 22, 2020, the S&P 500(R) Index closed a little more than two percentage points off its pre-COVID-19 high set on February 19, 2020, according to data from Bloomberg. I find that to be an amazing feat in the current climate. The combination of low interest rates and low inflation continues to reward bond investors. Looking ahead, even bond investors are going to need to assume some additional credit risk to achieve higher returns. Yields on Treasury notes and bonds are poised at this time to stay low and fairly range bound. The Fed's pledge to keep its benchmark rate low for up to three years could lend some stability and reassurance to the debt markets, in my opinion.

We believe the U.S. economy is on its way back. While we have too many workers still unemployed, I do find it encouraging that U.S. consumers have done such a terrific job of getting their fiscal houses in order. Consumer spending typically accounts for roughly 70% of U.S. gross domestic product output each year. So goes the consumer, so goes the economy. The S&P/Experian Consumer Credit Default Composite Index stood at 0.67% in August 2020, down from 0.92% in August 2019 and well below its 1.79% average since its inception in July 2004, according to S&P Dow Jones Indices. As we previously noted, the near-term outlook rests on getting one or more FDA-approved vaccines or therapeutics. The year-end target that has been touted by some, including President Donald J. Trump, would coincide with the end to the government's moratorium on home evictions and foreclosures, which is due to expire on December 31, 2020. Keep in mind that the moratorium has already been extended three times. Things could get interesting over the next few months. Stay tuned and stay the course.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)

The First Trust Multi-Manager Large Growth ETF (the "Fund") seeks to provide long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in equity securities issued by large capitalization companies. The Fund considers large capitalization companies to be those companies with market capitalizations within the market capitalization range of the companies comprising the Russell 1000(R) Growth Index (as of the index's most recent reconstitution). The Fund's portfolio will be principally composed of common stocks issued by companies domiciled in the United States, common stocks issued by non-U.S. companies that are principally traded in the United States and American Depositary Receipts. The Fund utilizes a multi-manager approach to provide exposure to the large capitalization growth segment of the equity market through the blending of multiple portfolio management teams. The Fund lists and principally trades its shares on NYSE Arca, Inc. under the ticker symbol "MMLG."

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                      CUMULATIVE
                                                                                                     TOTAL RETURNS
                                                                                                  Inception (7/21/20)
                                                                                                      to 8/31/20
FUND PERFORMANCE
NAV                                                                                                     10.18%
Market Price                                                                                            10.13%

INDEX PERFORMANCE
Russell 1000(R) Index                                                                                    7.85%
Russell 1000(R) Growth Index                                                                            11.98%
---------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            40.00%
Communication Services                            22.01
Health Care                                       13.30
Consumer Discretionary                            11.88
Consumer Staples                                   4.94
Industrials                                        4.85
Financials                                         1.15
Materials                                          0.87
Real Estate                                        0.52
Utilities                                          0.48
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Amazon.com, Inc.                                   7.50%
Microsoft Corp.                                    5.72
Facebook, Inc., Class A                            4.07
ServiceNow, Inc.                                   3.97
Netflix, Inc.                                      3.96
Adobe, Inc.                                        3.96
Sea Ltd., ADR                                      3.80
Apple, Inc.                                        3.24
Visa, Inc., Class A                                2.90
Alphabet, Inc., Class A                            2.86
                                                --------
     Total                                        41.98%
                                                ========

                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            JULY 21, 2020 - AUGUST 31, 2020

            First Trust Multi-Manager      Russell 1000(R)      Russell 1000(R)
                Large Growth ETF                Index            Growth Index
1/3/19               $10,000                   $10,000              $10,000
8/31/20               11,018                    10,785               11,198

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 22, 2020 (commencement of trading) through August 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
7/22/20 - 8/31/20          22              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
7/22/20 - 8/31/20           7              0               0             0

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                                 ANNUAL REPORT
                          AUGUST 31, 2020 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Multi-Manager Large Growth ETF ("MMLG" or the "Fund"). The following serve as investment sub-advisors (each, a "Sub-Advisor") to the Fund: Wellington Management Company LLP ("Wellington") and Sands Capital Management, LLC ("Sands Capital"). First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, selecting and overseeing the investment sub-advisors, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

THE ADVISOR'S INVESTMENT COMMITTEE, WHICH MANAGES THE FUND'S INVESTMENTS, CONSISTS OF:
o Daniel J. Lindquist, Managing Director of First Trust
o Jon C. Erickson, Senior Vice President of First Trust
o David G. McGarel, Chief Investment Officer, Chief Operating Officer and Managing Director of First Trust
o Roger F. Testin, Senior Vice President of First Trust
o Stan Ueland, Senior Vice President of First Trust
o Chris A. Peterson, CFA, Senior Vice President of First Trust

                         SUB-ADVISOR PORTFOLIO MANAGERS

WELLINGTON
o Douglas W. McLane, CFA, Senior Managing Director, Partner and Equity Portfolio Manager

SANDS CAPITAL
o Frank M. Sands, CFA, Chief Investment Officer and Chief Executive Officer
o Michael A. Sramek, CFA, Senior Portfolio Manager, Research Analyst and Managing Director
o Wesley A. Johnston, CFA, Portfolio Manager and Senior Research Analyst
o Thomas H. Trentman, CFA, Portfolio Manager and Senior Research Analyst

                                   COMMENTARY

MARKET RECAP

U.S. equities rose for the fifth consecutive month in August 2020 bringing the Russell 1000(R) Growth Index's (the "Index") calendar year-to-date gains to 30.48%. Monetary support from the Federal Reserve (the "Fed"), improving coronavirus ("COVID-19") trends, better-than-expected corporate earnings, and optimism about potential COVID-19 vaccines contributed to the rise. Net-long positioning was the highest since early March 2020, and the Chicago Board of Options Exchange Volatility Index neared its lowest level since late February 2020, signaling diminishing concerns of a near-term decline in equities. Nevertheless, we believe the path to a sustainable economic recovery is clouded by the uncertain trajectory of COVID-19 and an undetermined vaccine timeline, risks of further stimulus delays or the premature withdrawal of fiscal support, high unemployment, elevated debt burdens, increasing geopolitical tensions and de-globalization, civil unrest and the November 2020 U.S. Presidential election.

The gains were broad based, with all sectors contributing positively to the Index's return. The largest portion of the Index's rise was attributable to the Information Technology, Consumer Discretionary, and Communication Services sectors, which investors perceived as either relatively insulated from the COVID-19 pandemic's economic fallout or as potential beneficiaries from a socially distant/work-from-home environment.

PERFORMANCE ANALYSIS

For the period from the Fund's inception on July 21, 2020 through August 31, 2020, the Fund generated a net asset value ("NAV") return of 10.18%. During the same period, the Russell 1000(R) Index returned 7.85% and the Index returned 11.98%.

Security selection was the primary driver of underperformance relative to the Index. Selection in the Communications Services and Industrials sectors added to relative performance while selection in Information Technology and Consumer Discretionary sectors detracted. On a stock level, the Fund's overweight in the Information Technology company Teradyne, Inc. was a top detractor along with its overweight in the Consumer Discretionary company Floor & Decor Holdings, Inc. On the positive side, the Fund's off-Index holding in Sea Ltd. (a Communication Services company) was a top contributor as was its overweight in the Industrial company CoStar Group, Inc.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                                 ANNUAL REPORT
                          AUGUST 31, 2020 (UNAUDITED)

MARKET AND FUND OUTLOOK

The duration of the COVID-19 crisis remains an area of uncertainty. We are focused on how COVID-19 is changing the business spaces we invest in and consumer behavior. Once we have a better sense of the duration, we should have a clearer idea on the magnitude of losses and the amount of stimulus. While economic output and jobs have recovered roughly half of what was lost in the pandemic, there is still significant uncertainty on how we can return to normal with the absence of a vaccine or treatment options. Amidst the uncertainty and through the COVID-19 pandemic, companies have adapted to working from home and consumers have become more adept at shopping for goods and services online which has massively benefited a narrow group of companies. The pandemic has rapidly accelerated secular changes we had been observing, so the question now is whether COVID-19 created a one-time spike, or a step-change higher in the growth trajectory.

Globally, there are still parts of the world where the incidence of COVID-19 cases has not stabilized, and in some areas, it appears that the peak may still be weeks or even months away. So unfortunately, a lot of uncertainty remains. In the meantime, we are spending more time understanding the possible permanent or semi-permanent changes to behavior, both from a consumer and corporate perspective, and what that might mean for some of the Fund's holdings. However, it seems too early to draw conclusions.

We remain focused on the long term as eventually we will put this health crisis behind us. We believe COVID-19 will likely have a lasting impact on economies, business spaces, behaviors, and geopolitics. It's accelerating existing trends, ending others, and we expect will widen the gap between winners and losers. However, we believe it's unlikely to change the fact that investors need appropriate absolute returns to achieve their goals, and our belief that earnings drive equity returns over the long run, and only a select few businesses are capable of sustaining above-average growth. Leadership, innovation, and competitive advantage will distinguish the winning businesses even more in the years ahead, in our view.

FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
UNDERSTANDING YOUR FUND EXPENSES
AUGUST 31, 2020 (UNAUDITED)

As a shareholder of First Trust Multi-Manager Large Growth ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended August 31, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this six-month (or shorter) period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                       EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING           ENDING         BASED ON THE     DURING THE PERIOD
                                                   ACCOUNT VALUE      ACCOUNT VALUE    NUMBER OF DAYS   JULY 21, 2020 (a) TO
                                                 JULY 21, 2020 (a)   AUGUST 31, 2020   IN THE PERIOD    AUGUST 31, 2020 (b)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
Actual                                               $1,000.00          $1,101.80          0.85%               $1.03
Hypothetical (5% return before expenses)             $1,000.00          $1,020.86          0.85%               $4.32


(a)   Inception date.

(b) Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (July 21, 2020 through August 31, 2020), multiplied by 42/366. Hypothetical expenses are assumed for the most recent half-year period.

FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2020

SHARES         DESCRIPTION                                 VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.0%
               AEROSPACE & DEFENSE -- 0.7%
          113  BWX Technologies, Inc.                   $       6,284
          152  Raytheon Technologies Corp.                      9,272
                                                        -------------
                                                               15,556
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 0.5%
           49  FedEx Corp.                                     10,772
                                                        -------------
               BEVERAGES -- 2.0%
           63  Constellation Brands, Inc., Class A             11,622
          387  Monster Beverage Corp. (a)                      32,454
                                                        -------------
                                                               44,076
                                                        -------------
               BIOTECHNOLOGY -- 2.0%
           92  Mirati Therapeutics, Inc. (a)                   13,742
           86  Sarepta Therapeutics, Inc. (a)                  12,592
           61  Seattle Genetics, Inc. (a)                       9,659
           28  Vertex Pharmaceuticals, Inc. (a)                 7,815
                                                        -------------
                                                               43,808
                                                        -------------
               BUILDING PRODUCTS -- 0.7%
          192  Fortune Brands Home &
                  Security, Inc.                               16,143
                                                        -------------
               CAPITAL MARKETS -- 0.4%
           14  BlackRock, Inc.                                  8,319
                                                        -------------
               CHEMICALS -- 0.6%
           18  Sherwin-Williams (The) Co.                      12,079
                                                        -------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.3%
           80  Republic Services, Inc.                          7,418
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.6%
           80  Motorola Solutions, Inc.                        12,380
                                                        -------------
               CONSTRUCTION MATERIALS -- 0.3%
           56  Vulcan Materials Co.                             6,720
                                                        -------------
               CONSUMER FINANCE -- 0.4%
           92  American Express Co.                             9,346
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.4%
          152  Verizon Communications, Inc.                     9,009
                                                        -------------
               ELECTRIC UTILITIES -- 0.5%
           37  NextEra Energy, Inc.                            10,329
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 0.9%
           82  CDW Corp.                                        9,319
          295  Corning, Inc.                                    9,576
                                                        -------------
                                                               18,895
                                                        -------------
               ENTERTAINMENT -- 9.5%
          148  Activision Blizzard, Inc.                       12,361
          162  Netflix, Inc. (a)                               85,789
          538  Sea Ltd., ADR (a)                               82,212
           77  Walt Disney (The) Co.                           10,154


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               ENTERTAINMENT (CONTINUED)
          570  Warner Music Group Corp.,
                  Class A                               $      16,906
                                                        -------------
                                                              207,422
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 0.5%
          171  Equity LifeStyle Properties, Inc.               11,335
                                                        -------------
               FOOD & STAPLES RETAILING -- 1.7%
           42  Costco Wholesale Corp.                          14,602
          380  Grocery Outlet Holding Corp. (a)                15,629
           50  Walmart, Inc.                                    6,943
                                                        -------------
                                                               37,174
                                                        -------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 5.6%
           76  Align Technology, Inc. (a)                      22,570
          166  Baxter International, Inc.                      14,454
           37  Becton, Dickinson and Co.                        8,982
           48  Danaher Corp.                                    9,911
           36  DexCom, Inc. (a)                                15,315
          234  Edwards Lifesciences Corp. (a)                  20,087
          156  Hologic, Inc. (a)                                9,316
           22  Teleflex, Inc.                                   8,645
           43  West Pharmaceutical Services, Inc.              12,210
                                                        -------------
                                                              121,490
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 1.5%
           43  Laboratory Corp. of America
                  Holdings (a)                                  7,557
           83  UnitedHealth Group, Inc.                        25,942
                                                        -------------
                                                               33,499
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.7%
           67  McDonald's Corp.                                14,306
                                                        -------------
               HOUSEHOLD PRODUCTS -- 1.2%
          116  Colgate-Palmolive Co.                            9,194
          119  Procter & Gamble (The) Co.                      16,461
                                                        -------------
                                                               25,655
                                                        -------------
               INSURANCE -- 0.3%
           58  Chubb Ltd.                                       7,250
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 10.8%
           38  Alphabet, Inc., Class A (a)                     61,922
            9  Alphabet, Inc., Class C (a)                     14,708
          300  Facebook, Inc., Class A (a)                     87,960
          510  Match Group, Inc. (a)                           56,957
          174  Zillow Group, Inc., Class C (a)                 14,922
                                                        -------------
                                                              236,469
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 7.4%
           47  Amazon.com, Inc. (a)                           162,195
                                                        -------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               IT SERVICES -- 13.3%
           30  EPAM Systems, Inc. (a)                   $       9,813
           69  Fidelity National Information
                  Services, Inc.                               10,409
           40  FleetCor Technologies, Inc. (a)                 10,058
           77  Global Payments, Inc.                           13,600
          134  GoDaddy, Inc., Class A (a)                      11,213
          130  Leidos Holdings, Inc.                           11,764
           86  Mastercard, Inc., Class A                       30,804
          117  PayPal Holdings, Inc. (a)                       23,884
          125  Science Applications International
                  Corp.                                        10,432
          385  Square, Inc., Class A (a)                       61,431
          124  Twilio, Inc., Class A (a)                       33,450
          296  Visa, Inc., Class A                             62,749
                                                        -------------
                                                              289,607
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.7%
           68  Illumina, Inc. (a)                              24,291
           32  Thermo Fisher Scientific, Inc.                  13,727
                                                        -------------
                                                               38,018
                                                        -------------
               MEDIA -- 1.1%
           38  Charter Communications, Inc.,
                  Class A (a)                                  23,393
                                                        -------------
               PHARMACEUTICALS -- 2.3%
          106  Eli Lilly and Co.                               15,729
          220  Zoetis, Inc.                                    35,222
                                                        -------------
                                                               50,951
                                                        -------------
               PROFESSIONAL SERVICES -- 1.9%
           38  CoStar Group, Inc. (a)                          32,247
           55  Equifax, Inc.                                    9,255
                                                        -------------
                                                               41,502
                                                        -------------
               ROAD & RAIL -- 0.6%
          402  Uber Technologies, Inc. (a)                     13,519
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.4%
           42  KLA Corp.                                        8,616
          105  Teradyne, Inc.                                   8,922
           88  Texas Instruments, Inc.                         12,509
                                                        -------------
                                                               30,047
                                                        -------------
               SOFTWARE -- 20.3%
          167  Adobe, Inc. (a)                                 85,736
           96  Atlassian Corp. PLC, Class A (a)                18,409
           46  Coupa Software, Inc. (a)                        15,076
           36  DocuSign, Inc. (a)                               8,028
           73  Guidewire Software, Inc. (a)                     8,199
          126  Intuit, Inc.                                    43,519
          549  Microsoft Corp.                                123,816
          115  salesforce.com, Inc. (a)                        31,355
          178  ServiceNow, Inc. (a)                            85,800
          102  SS&C Technologies Holdings, Inc.                 6,499


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               SOFTWARE (CONTINUED)
           75  Workday, Inc., Class A (a)               $      17,978
                                                        -------------
                                                              444,415
                                                        -------------
               SPECIALTY RETAIL -- 2.4%
           74  Burlington Stores, Inc. (a)                     14,573
          296  Floor & Decor Holdings, Inc.,
                  Class A (a)                                  21,679
          301  TJX (The) Cos., Inc.                            16,492
                                                        -------------
                                                               52,744
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 3.2%
          544  Apple, Inc.                                     70,198
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.3%
          137  NIKE, Inc., Class B                             15,329
          189  VF Corp.                                        12,427
                                                        -------------
                                                               27,756
                                                        -------------
               TOTAL COMMON STOCKS -- 99.0%                 2,163,795
               (Cost $1,962,407)                        -------------

               MONEY MARKET FUNDS -- 1.0%
       22,147  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class - 0.01% (b)              22,147
               (Cost $22,147)                           -------------

               TOTAL INVESTMENTS -- 100.0%                  2,185,942
               (Cost $1,984,554) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                          (385)
                                                        -------------
               NET ASSETS -- 100.0%                     $   2,185,557
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of August 31, 2020.

(c) Aggregate cost for federal income tax purposes is $1,984,668. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $215,735 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,461. The net unrealized appreciation was $201,274.

ADR   - American Depositary Receipt


Page 8                  See Notes to Financial Statements

FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2020

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                           LEVEL 2         LEVEL 3
                          LEVEL 1        SIGNIFICANT     SIGNIFICANT
                           QUOTED        OBSERVABLE      UNOBSERVABLE
                           PRICES          INPUTS           INPUTS
                        ---------------------------------------------
Common Stocks*          $  2,163,795     $        --     $         --
Money Market Funds            22,147              --               --
                        ---------------------------------------------
Total Investments       $  2,185,942     $        --     $         --
                        =============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                 Page 9

FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2020

ASSETS:
Investments, at value..................................................    $     2,185,942
Dividends receivable...................................................              1,112
                                                                           ---------------
   Total Assets........................................................          2,187,054
                                                                           ---------------
LIABILITIES:
Investment advisory fees payable.......................................              1,497
                                                                           ---------------
   Total Liabilities...................................................              1,497
                                                                           ---------------
NET ASSETS.............................................................    $     2,185,557
                                                                           ===============
NET ASSETS CONSIST OF:
Paid-in capital........................................................    $     1,983,028
Par value..............................................................              1,000
Accumulated distributable earnings (loss)..............................            201,529
                                                                           ---------------
NET ASSETS.............................................................    $     2,185,557
                                                                           ===============
NET ASSET VALUE, per share.............................................    $         21.86
                                                                           ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................            100,002
                                                                           ===============
Investments, at cost...................................................    $     1,984,554
                                                                           ===============


Page 10                 See Notes to Financial Statements

FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED AUGUST 31, 2020 (a)

INVESTMENT INCOME:
Dividends..............................................................    $         1,463
                                                                           ---------------
   Total investment income.............................................              1,463
                                                                           ---------------
EXPENSES:
Investment advisory fees...............................................              1,954
                                                                           ---------------
   Total expenses......................................................              1,954
                                                                           ---------------
NET INVESTMENT INCOME (LOSS)...........................................               (491)
                                                                           ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments................................                632
Net change in unrealized appreciation (depreciation) on investments....            201,388
                                                                           ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            202,020
                                                                           ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................    $       201,529
                                                                           ===============

(a) Inception date is July 21, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 11

FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
STATEMENT OF CHANGES IN NET ASSETS

                                                                                            PERIOD
                                                                                             ENDED
                                                                                         8/31/2020 (a)
                                                                                        ---------------
OPERATIONS:
Net investment income (loss).........................................................   $          (491)
Net realized gain (loss).............................................................               632
Net change in unrealized appreciation (depreciation).................................           201,388
                                                                                        ---------------
Net increase (decrease) in net assets resulting from operations......................           201,529
                                                                                        ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................         1,984,028
Cost of shares redeemed..............................................................                --
                                                                                        ---------------
Net increase (decrease) in net assets resulting from shareholder transactions........         1,984,028
                                                                                        ---------------
Total increase (decrease) in net assets..............................................         2,185,557

NET ASSETS:
Beginning of period..................................................................                --
                                                                                        ---------------
End of period........................................................................   $     2,185,557
                                                                                        ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................                --
Shares sold..........................................................................           100,002
Shares redeemed......................................................................                --
                                                                                        ---------------
Shares outstanding, end of period....................................................           100,002
                                                                                        ===============


(a) Inception date is July 21, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 12                 See Notes to Financial Statements

FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                     PERIOD
                                                                     ENDED
                                                                 8/31/2020 (a)
                                                                 --------------
Net asset value, beginning of period...........................     $  19.84
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.00) (b)
Net realized and unrealized gain (loss)........................         2.02
                                                                    --------
Total from investment operations...............................         2.02
                                                                    --------
Net asset value, end of period.................................     $  21.86
                                                                    ========
TOTAL RETURN (c)...............................................        10.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $  2,186
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)
Ratio of net investment income (loss) to average net assets....        (0.21)% (d)
Portfolio turnover rate (e)....................................            2%


(a) Inception date is July 21, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 13

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                                AUGUST 31, 2020

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-five funds that are offering shares. This report covers the First Trust Multi-Manager Large Growth ETF (the "Fund"), which trades under the ticker "MMLG" on NYSE Arca, Inc. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit". Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund. The Fund seeks to provide long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in equity securities issued by large capitalization companies. The Fund considers large capitalization companies to be those companies with market capitalizations within the market capitalization range of the companies comprising the Russell 1000(R) Growth Index (as of the index's most recent reconstitution). The Fund's portfolio will be principally composed of common stocks issued by companies domiciled in the United States, common stocks issued by non-U.S. companies that are principally traded in the United States and American Depositary Receipts. The Fund utilizes a multi-manager approach to provide exposure to the large capitalization growth segment of the equity market through the blending of multiple portfolio management teams. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                                AUGUST 31, 2020

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of August 31, 2020, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. The Fund did not pay a distribution during its fiscal period ended August 31, 2020.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                                AUGUST 31, 2020

As of August 31, 2020, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income.................  $         255
Accumulated capital and other gain (loss).....             --
Net unrealized appreciation (depreciation)....        201,274

D. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2020 remains open to federal and state audit. As of August 31, 2020, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2020, the Fund had no capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended August 31, 2020, the Fund had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal period ended August 31, 2020, the adjustments for the Fund were as follows:

                                  Accumulated
                  Accumulated     Net Realized
                 Net Investment   Gain (Loss)
                 Income (Loss)   on Investments  Paid-in Capital
                 --------------  --------------  ---------------
                      $491           $(491)            $--

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the Fund's portfolio based on recommendations provided by the Sub-Advisors (defined below) and is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by the Fund. The Fund has agreed to pay First Trust an annual management fee equal to 0.85% of its average daily net assets.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                                AUGUST 31, 2020

The Fund utilizes a multi-manager structure. The Trust, on behalf of the Fund, and First Trust have retained Wellington Management Company LLP ("Wellington") and Sands Capital Management, LLC ("Sands Capital") (each, a "Sub-Advisor" and together, "Sub-Advisors"), to serve as non-discretionary investment sub-advisors to the Fund pursuant to sub-advisory agreements (the "Sub-Advisory Agreements"). In this capacity, Wellington and Sands Capital are each responsible for providing recommendations to First Trust regarding the selection and allocation of the securities in the portion of the Fund's portfolio they have been allocated by First Trust. Pursuant to the Sub-Advisory Agreements, First Trust has agreed to pay for the services and facilities provided by the Sub-Advisors through sub-advisory fees equal in the aggregate to an annual rate of 0.30% of the average daily net assets of the Fund (i.e., for each sub-advisor, 0.30% of the average daily net assets of the portion of the Fund's assets allocated to that sub-advisor). Each Sub-Advisor's fees are paid by First Trust out of First Trust's management fee.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended August 31, 2020, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $48,395 and $40,927, respectively.

For the fiscal period ended August 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales were $1,954,307 and $0, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in the Fund's portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                                AUGUST 31, 2020

transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in the Fund's portfolio. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before May 15, 2022.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were the following subsequent events:

On September 21, 2020, FT Cboe Vest U.S. Equity Buffer ETF - September and FT Cboe Vest U.S. Equity Deep Buffer ETF - September, additional series of the Trust, began trading under the symbols "FSEP" and "DSEP", respectively, on Cboe BZX Exchange, Inc.

On October 19, 2020, FT Cboe Vest U.S. Equity Buffer ETF - October and FT Cboe Vest U.S. Equity Deep Buffer ETF - October, additional series of the Trust, began trading under the symbols "FOCT" and "DOCT", respectively, on Cboe BZX Exchange, Inc.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED FUND VIII:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statement of assets and liabilities of First Trust Multi-Manager Large Growth ETF (the "Fund"), a series of the First Trust Exchange-Traded Fund VIII, including the portfolio of investments, as of August 31, 2020, the related statement of operations, statement of changes in net assets, and financial highlights for the period from July 21, 2020 (commencement of operations) through August 31, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, and the results of its operations, changes in its net assets, and financial highlights for the period from July 21, 2020 (commencement of operations) through August 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
October 26, 2020

We have served as the auditor of one or more First Trust investment companies since 2001.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                          AUGUST 31, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

There were no distributions made by MMLG during the Fund's fiscal year ended August 31, 2020; therefore, no analysis for the corporate dividends received deduction and qualified dividend income were completed.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                          AUGUST 31, 2020 (UNAUDITED)

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                          AUGUST 31, 2020 (UNAUDITED)

and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.


              NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE


                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of First Trust Multi-Manager Large Growth ETF (the "Fund"), the Investment Sub-Advisory Agreement (the "Sands Sub-Advisory Agreement") among the Trust, on behalf of the Fund, the Advisor and Sands Capital Management, LLC ("Sands"), and the Investment Sub-Advisory Agreement (the "Wellington Sub-Advisory Agreement" and together with the Sands Sub-Advisory Agreement, the "Sub-Advisory Agreements") among the Trust, on behalf of the Fund, the Advisor and Wellington Management Company LLP ("Wellington" and together with Sands, the "Sub-Advisors" and each a "Sub-Advisor), for an initial two-year term at a meeting held on May 11, 2020. The Sub-Advisory Agreements together with the Advisory Agreement are referred to as the "Agreements." The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the Advisor and each Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and each Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the proposed sub-advisory fee rates for the Fund as compared to fees charged to other clients of the Sub-Advisors; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisors to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisors; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"), and the Sub-Advisors; and information on the Advisor's and each Sub-Advisor's compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisors. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and each Sub-Advisor are reasonable business arrangements from the Fund's perspective.

In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisors under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisors, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will utilize a multi-manager approach in which the Advisor selects multiple sub-advisors for the Fund, with each sub-advisor responsible for investing a portion of the Fund's assets, and considered that the Fund's multi-manager approach will be unique to the First Trust Fund Complex. The Board noted that, under this approach, each Sub-Advisor will act as a non-discretionary manager providing model portfolio recommendations to the Advisor, and the Advisor will execute the Fund's portfolio trades. The Board also considered that the Fund's multi-manager approach is intended to alleviate the potential capacity constraints of any single manager's investment strategy and provide daily portfolio transparency while protecting against frontrunning

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                          AUGUST 31, 2020 (UNAUDITED)

of any single manager's strategy by blending multiple investment strategies. The Board considered that the Advisor will oversee management of the Fund's investments, including portfolio risk monitoring and performance review. The Board noted that the Advisor will be responsible for the selection and ongoing monitoring of the sub-advisors for the Fund and may recommend to the Board additional sub-advisors, replacement sub-advisors or changes in the allocation of the Fund's assets among the sub-advisors.

In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisors' and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreements, the Board reviewed the materials provided by each Sub-Advisor and noted the background and experience of each Sub-Advisor's portfolio management team and each Sub-Advisor's investment style. At the meeting, the Trustees received presentations from representatives of the Advisor and each Sub-Advisor, and were able to ask questions about the multi-manager approach, each Sub-Advisor and the investment strategies of each Sub-Advisor to be implemented within the Fund. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and each Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.85% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Advisor would pay each Sub-Advisor a sub-advisory fee equal to an annual rate of 0.30% of the average daily net assets of the portion of the Fund's assets allocated to that Sub-Advisor. The Board noted that the Advisor would be responsible for the Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and each Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for the Fund was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered differences between the Fund and other clients that limited their comparability. The Board noted the Advisor's statement that the Fund will be unique to both the ETF market and the First Trust Fund Complex given its intent to combine multiple managers. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to each Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor and the Sub-Advisors, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor's estimate of the asset level for the Fund at which the Advisor expects the Advisory Agreement to be profitable to the Advisor and the Advisor's estimate of the profitability of the Advisory Agreement if the Fund's assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for the Fund was not unreasonable. The Board reviewed financial information provided by each Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreements for the Fund to the Sub-Advisors. The Board considered that each Sub-Advisor would be paid by the Advisor from the Fund's unitary fee and its understanding that the sub-advisory fee rates were the product of arm's length negotiations. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted that the Advisor will be responsible for trade execution for the Fund and will not utilize soft dollars in connection with the Fund. The Board also considered fall-out benefits to each Sub-Advisor that may be realized from its relationship with the Fund, noting Sands' statement that there are no additional benefits expected to be derived as part of Sands' relationship with the Fund given the Advisor will be responsible

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                          AUGUST 31, 2020 (UNAUDITED)

for trade execution, and Wellington's statement that, as a sub-advisor, Wellington would derive no ancillary economic benefits of the type that may accrue to an adviser which also provides distribution and other services but that Wellington recognizes and appreciates the reputational benefit from its relationship with the Advisor. The Board concluded that the character and amount of potential fall-out benefits to the Advisor and each Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the May 11, 2020 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from June 1, 2019 (the initial compliance date for certain requirements of Rule 22e-4) through the Liquidity Committee's annual meeting held on March 20, 2020 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimums.

As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                          AUGUST 31, 2020 (UNAUDITED)


The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                                TERM OF OFFICE                                                 THE FIRST TRUST      DIRECTORSHIPS
           NAME,                AND YEAR FIRST                                                  FUND COMPLEX       HELD BY TRUSTEE
     YEAR OF BIRTH AND            ELECTED OR                PRINCIPAL OCCUPATIONS                OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST          APPOINTED                 DURING PAST 5 YEARS                   TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton Orthopedics;          185          None
(1951)                                             Limited Partner, Gundersen Real Estate
                               o Since Inception   Limited Partnership (June 1992 to
                                                   December 2016); Member, Sportsmed LLC
                                                   (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.           185          Director of ADM
(1957)                                             (Futures Commission Merchant)                                  Investor Services,
                               o Since Inception                                                                  Inc., ADM
                                                                                                                  Investor Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial            185          Director of Trust
(1956)                                             and Management Consulting)                                     Company of
                               o Since Inception                                                                  Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),          185          None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product and Services);
                                                   President and Chief Executive Officer
                                                   (June 2012 to September 2014), Servant
                                                   Interactive LLC (Educational Products
                                                   and Services); President and Chief
                                                   Executive Officer (June 2012 to
                                                   September 2014), Dew Learning LLC
                                                   (Educational Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust              185          None
Chairman of the Board                              Advisors L.P. and First Trust
(1955)                         o Since Inception   Portfolios L.P.; Chairman of the
                                                   Board of Directors, BondWave LLC
                                                   (Software Development Company)
                                                   and Stonebridge Advisors LLC
                                                   (Investment Advisor)

-----------------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                          AUGUST 31, 2020 (UNAUDITED)

                              POSITION AND             TERM OF OFFICE
       NAME                      OFFICES                AND LENGTH OF                       PRINCIPAL OCCUPATIONS
 AND YEAR OF BIRTH             WITH TRUST                  SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term   Managing Director and Chief Financial Officer
(1966)                Officer                                             (January 2016 to Present), Controller (January 2011
                                                      o Since Inception   to January 2016), Senior Vice President (April 2007
                                                                          to January 2016), First Trust Advisors L.P. and First
                                                                          Trust Portfolios L.P.; Chief Financial Officer
                                                                          (January 2016 to Present), BondWave LLC
                                                                          (Software Development Company) and Stonebridge
                                                                          Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term   Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                   President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since Inception   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term   General Counsel, First Trust Advisors L.P. and
(1960)                Legal Officer                                       First Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception   Counsel, BondWave LLC; Secretary, Stonebridge
                                                                          Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term   Managing Director, First Trust Advisors L.P. and
(1970)                                                                    First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term   Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                             and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term   Senior Vice President, First Trust Advisors L.P.
(1966)                                                                    and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term   Senior Vice President, First Trust Advisors L.P.
(1970)                                                                    and First Trust Portfolios L.P.
                                                      o Since Inception

-----------------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                          AUGUST 31, 2020 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

March 2019

                      This page intentionally left blank.

FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISORS
Wellington Management Company LLP
280 Congress Street
Boston, MA 02210

Sands Capital Management, LLC
1000 Wilson Boulevard, Suite 3000
Arlington, Virginia 22209

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   Not applicable.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e)   Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $194,500 for the fiscal year ended August 31, 2019 and $462,750 for the fiscal year ended August 31, 2020.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2019 and $0 for the fiscal year ended August 31, 2020.

      Audit-Related Fees (Investment Adviser) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of this Item were $0 for the fiscal year ended August 31, 2019 and $0 for the fiscal year ended August 31, 2020.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $45,110 for the fiscal year ended August 31, 2019 and $57,862 for the fiscal year ended August 31, 2020. These fees were for tax consultation and/or tax return preparation and professional services rendered for Passive Foreign Investment Company Identification.

      Tax Fees (Investment Adviser) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser were $0 for the fiscal year ended August 31, 2019 and $0 for the fiscal year ended August 31, 2020.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended August 31, 2019 and $0 for the fiscal year ended August 31, 2020.

      All Other Fees (Investment Adviser) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended August 31, 2019 and $0 for the fiscal year ended August 31, 2020.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(c) or paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                                     (b) 0%
                                     (c) 0%
                                     (d) 0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2019, were $45,110 for the registrant, $28,500 for the registrant's investment adviser and $34,400 for the registrant's distributor; and for the fiscal year ended August 31, 2020 were $57,862 for the registrant, $47,170 for the registrant's investment adviser and $70,330 for the registrant's distributor.

      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Registrant has a separately designated audit committee consisting of all the independent trustees of the Registrant. The members of the audit committee are: Thomas R. Kadlec, Niel B. Nielson, Richard E. Erickson and Robert F. Keith.

(b)   Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),or
this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)   Not applicable.

(b)   Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         First Trust Exchange-Traded Fund VIII
                -----------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 9, 2020
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 9, 2020
     ------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 9, 2020
     ------------------

* Print the name and title of each signing officer under his or her signature.